UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Consumer Discretionary Sector

Select Automotive Portfolio

Select Construction and Housing Portfolio

Select Consumer Discretionary Portfolio

Select Leisure Portfolio

Select Multimedia Portfolio

Select Retailing Portfolio

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Consumer Discretionary Sector
Automotive	<Click Here>
Construction and Housing	<Click Here>
Consumer Discretionary	<Click Here>
Leisure	<Click Here>
Multimedia	<Click Here>
Retailing	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Automotive Portfolio
Actual	$ 1,000.00	$ 1,036.30	$ 5.89
HypotheticalA	$ 1,000.00	$ 1,019.36	$ 5.84
Construction and Housing Portfolio
Actual	$ 1,000.00	$ 942.40	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08
Consumer Discretionary Portfolio
Actual	$ 1,000.00	$ 985.20	$ 5.69
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.79
Leisure Portfolio
Actual	$ 1,000.00	$ 1,027.00	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,020.51	$ 4.67
Multimedia Portfolio
Actual	$ 1,000.00	$ 994.30	$ 5.01
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08
Retailing Portfolio
Actual	$ 1,000.00	$ 978.90	$ 5.17
HypotheticalA	$ 1,000.00	$ 1,019.91	$ 5.28

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Automotive Portfolio	1.15%
Construction and Housing Portfolio	1.00%
Consumer Discretionary Portfolio	1.14%
Leisure Portfolio	.92%
Multimedia Portfolio	1.00%
Retailing Portfolio	1.04%

Semiannual Report

Select Automotive Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson Controls, Inc.	18.6	17.7
General Motors Corp.	13.1	6.7
Ford Motor Co.	10.1	9.0
Harley-Davidson, Inc.	9.0	15.0
Autoliv, Inc.	4.8	0.0
BorgWarner, Inc.	4.8	4.9
The Goodyear Tire & Rubber Co.	4.7	4.9
Gentex Corp.	3.5	3.5
Renault SA	2.8	4.9
WABCO Holdings, Inc.	2.6	0.0
	74.0
Top Industries (% of fund's net assets)
As of August 31, 2007
Auto Components	52.9%
Automobiles	45.0%
Metals & Mining	0.4%
Electrical Equipment	0.4%
Electronic Equipment & Instruments	0.0%
All Others*	1.3%

As of February 28, 2007
Automobiles	50.5%
Auto Components	45.9%
Household Durables	0.8%
Electrical Equipment	0.5%
Software	0.3%
All Others*	2.0%

* Includes short-term investments and net other assets.

Semiannual Report

Select Automotive Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AUTO COMPONENTS - 52.9%
Auto Parts & Equipment - 46.4%
Aftermarket Technology Corp. (a)	11,300	$ 337,983
Akebono Brake Industry Co. Ltd.	8,000	49,117
American Axle & Manufacturing Holdings, Inc.	33,696	785,791
Amerigon, Inc. (a)	14,100	222,780
ArvinMeritor, Inc.	31,000	540,950
Autoliv, Inc.	42,200	2,421,014
Bharat Forge Ltd.	158	1,028
BorgWarner, Inc.	28,500	2,408,250
Drew Industries, Inc. (a)	9,000	353,430
Exedy Corp.	1,800	52,226
Gentex Corp.	87,500	1,753,500
Hyundai Mobis	700	75,349
Johnson Controls, Inc.	82,690	9,352,237
Lear Corp. (a)	34,900	1,020,127
Modine Manufacturing Co.	11,200	314,160
Raser Technologies, Inc. (a)(d)	6,100	86,742
Sauer-Danfoss, Inc.	3,500	93,870
SORL Auto Parts, Inc. (a)(d)	8,600	55,642
Superior Industries International, Inc. (d)	8,100	161,028
Tenneco, Inc. (a)	22,400	711,200
TRW Automotive Holdings Corp. (a)	28,100	858,736
Visteon Corp. (a)	63,200	340,016
WABCO Holdings, Inc.	28,500	1,289,910
		23,285,086
Tires & Rubber - 6.5%
Continental AG	600	78,390
Cooper Tire & Rubber Co.	34,200	835,848
The Goodyear Tire & Rubber Co. (a)	85,500	2,364,930
		3,279,168
TOTAL AUTO COMPONENTS		26,564,254
AUTOMOBILES - 45.0%
Automobile Manufacturers - 35.7%
Bayerische Motoren Werke AG (BMW)	10,400	632,338
DaimlerChrysler AG	13,300	1,185,030
Fiat SpA	4,700	124,091
Fleetwood Enterprises, Inc. (a)	31,000	288,920
Ford Motor Co.	652,000	5,092,120
Ford Otomotiv Sanayi AS	6,000	57,703
General Motors Corp. (d)	213,100	6,550,694
Honda Motor Co. Ltd. sponsored ADR	12,500	411,500
Hyundai Motor Co.	790	58,600
Maruti Udyog Ltd.	76	1,623
Monaco Coach Corp. (d)	24,500	328,055
Nissan Motor Co. Ltd. sponsored ADR	4,800	91,680
Renault SA	10,400	1,402,959
Thor Industries, Inc.	18,400	809,416

	Shares	Value
Toyota Motor Corp. sponsored ADR	5,600	$ 647,808
Winnebago Industries, Inc. (d)	9,300	248,031
		17,930,568
Motorcycle Manufacturers - 9.3%
Bajaj Auto Ltd.	2,468	142,287
Harley-Davidson, Inc.	83,800	4,507,602
		4,649,889
TOTAL AUTOMOBILES		22,580,457
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Ener1, Inc. (a)	676,200	182,574
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
Iteris, Inc. (a)	1,400	3,080
METALS & MINING - 0.4%
Diversified Metals & Mining - 0.4%
Titanium Metals Corp. (a)	6,100	191,235
SOFTWARE - 0.0%
Application Software - 0.0%
NAVTEQ Corp. (a)	100	6,300
TOTAL COMMON STOCKS (Cost $55,789,820)		49,527,900
Money Market Funds - 15.6%

Fidelity Cash Central Fund, 5.48% (b)	628,834	628,834
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	7,192,300	7,192,300
TOTAL MONEY MARKET FUNDS (Cost $7,821,134)		7,821,134
TOTAL INVESTMENT PORTFOLIO - 114.3% (Cost $63,610,954)	57,349,034
NET OTHER ASSETS - (14.3)%	(7,169,431)
NET ASSETS - 100%	$ 50,179,603
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,822
Fidelity Securities Lending Cash Central Fund	13,852
Total	$ 37,674
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
Germany	3.8%
France	2.8%
Japan	2.5%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $2,058,115 of which $878,623 and $1,179,492 will expire on February 29, 2010 and February 28, 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,124,744) - See accompanying schedule: Unaffiliated issuers (cost $55,789,820)	$ 49,527,900
Fidelity Central Funds (cost $7,821,134)	7,821,134
Total Investments (cost $63,610,954)		$ 57,349,034
Foreign currency held at value (cost $347,966)		348,254
Receivable for investments sold		924,128
Receivable for fund shares sold		8,002
Dividends receivable		83,976
Distributions receivable from Fidelity Central Funds		4,787
Prepaid expenses		18
Receivable from investment adviser for expense reductions		15,073
Other receivables		5,421
Total assets		58,738,693

Liabilities
Payable for investments purchased	$ 347,966
Payable for fund shares redeemed	952,269
Accrued management fee	25,571
Other affiliated payables	17,418
Other payables and accrued expenses	23,566
Collateral on securities loaned, at value	7,192,300
Total liabilities		8,559,090

Net Assets		$ 50,179,603
Net Assets consist of:
Paid in capital		$ 57,314,921
Undistributed net investment income		81,708
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(956,658)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6,260,368)
Net Assets, for 1,203,270 shares outstanding		$ 50,179,603
Net Asset Value, offering price and redemption price per share ($50,179,603 ÷ 1,203,270 shares)		$ 41.70

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 284,152
Interest		16
Income from Fidelity Central Funds (including $13,852 from security lending)		37,674
Total income		321,842

Expenses
Management fee	$ 117,708
Transfer agent fees	65,200
Accounting and security lending fees	8,936
Custodian fees and expenses	25,351
Independent trustees' compensation	110
Registration fees	20,974
Audit	30,315
Legal	213
Miscellaneous	528
Total expenses before reductions	269,335
Expense reductions	(29,441)	239,894
Net investment income (loss)		81,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(4,175))	1,728,458
Foreign currency transactions	(4,760)
Total net realized gain (loss)		1,723,698
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,805)	(5,801,394)
Assets and liabilities in foreign currencies	1,691
Total change in net unrealized appreciation (depreciation)		(5,799,703)
Net gain (loss)		(4,076,005)
Net increase (decrease) in net assets resulting from operations		$ (3,994,057)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Automotive Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,948	$ 41,738
Net realized gain (loss)	1,723,698	1,903,917
Change in net unrealized appreciation (depreciation)	(5,799,703)	(392,923)
Net increase (decrease) in net assets resulting from operations	(3,994,057)	1,552,732
Distributions to shareholders from net investment income	-	(88,153)
Share transactions Proceeds from sales of shares	77,288,917	93,868,957
Reinvestment of distributions	-	84,064
Cost of shares redeemed	(70,842,556)	(63,095,640)
Net increase (decrease) in net assets resulting from share transactions	6,446,361	30,857,381
Redemption fees	19,756	24,628
Total increase (decrease) in net assets	2,472,060	32,346,588

Net Assets
Beginning of period	47,707,543	15,360,955
End of period (including undistributed net investment income of $81,708 and accumulated net investment loss of $240, respectively)	$ 50,179,603	$ 47,707,543
Other Information Shares
Sold	1,705,329	2,423,941
Issued in reinvestment of distributions	-	2,232
Redeemed	(1,687,646)	(1,687,796)
Net increase (decrease)	17,683	738,377

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 40.24	$ 34.35	$ 34.10	$ 32.36	$ 21.27	$ 25.93
Income from Investment Operations
Net investment income (loss) E	.08	.06	.06	(.11)	(.22)	(.13)
Net realized and unrealized gain (loss)	1.36	5.85	.21	1.81	11.29	(4.59)
Total from investment operations	1.44	5.91	.27	1.70	11.07	(4.72)
Distributions from net investment income	-	(.06)	(.07)	-	-	-
Redemption fees added to paid in capital E	.02	.04	.05	.04	.02	.06
Net asset value, end of period	$ 41.70	$ 40.24	$ 34.35	$ 34.10	$ 32.36	$ 21.27
Total Return B,C,D	3.63%	17.33%	.94%	5.38%	52.14%	(17.97)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.27% A	1.58%	1.59%	1.64%	1.78%	1.71%
Expenses net of fee waivers, if any	1.15% A	1.22%	1.25%	1.58%	1.78%	1.71%
Expenses net of all reductions	1.14% A	1.21%	1.19%	1.56%	1.77%	1.68%
Net investment income (loss)	.39% A	.16%	.17%	(.34)%	(.77)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,180	$ 47,708	$ 15,361	$ 16,954	$ 21,438	$ 15,241
Portfolio turnover rate G	360% A	256%	206%	188%	125%	217%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Construction and Housing Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	24.8	22.9
Lowe's Companies, Inc.	12.3	15.1
Fluor Corp.	5.7	4.4
Masco Corp.	3.4	1.7
Jacobs Engineering Group, Inc.	3.3	1.7
CB Richard Ellis Group, Inc. Class A	3.2	3.3
AvalonBay Communities, Inc.	2.9	0.0
D.R. Horton, Inc.	2.8	3.2
Centex Corp.	2.6	0.0
KBR, Inc.	2.6	0.0
	63.6
Top Industries (% of fund's net assets)
As of August 31, 2007
Specialty Retail	39.2%
Construction & Engineering	22.3%
Household Durables	11.5%
Real Estate Investment Trusts	10.4%
Building Products	6.4%
All Others*	10.2%

As of February 28, 2007
Specialty Retail	39.8%
Construction & Engineering	13.0%
Household Durables	12.3%
Real Estate Management & Development	8.6%
Construction Materials	6.9%
All Others*	19.4%

* Includes short-term investments and net other assets.

Semiannual Report

Select Construction and Housing Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BUILDING PRODUCTS - 6.4%
Building Products - 6.4%
American Standard Companies, Inc.	61,100	$ 2,250,313
Goodman Global, Inc. (a)	25,200	589,428
Masco Corp. (d)	134,000	3,486,680
NCI Building Systems, Inc. (a)	6,200	287,618
		6,614,039
CONSTRUCTION & ENGINEERING - 22.3%
Construction & Engineering - 22.3%
Chicago Bridge & Iron Co. NV (NY Shares)	45,800	1,710,630
EMCOR Group, Inc. (a)	19,700	617,595
Fluor Corp.	45,800	5,823,470
Foster Wheeler Ltd. (a)	13,900	1,646,316
Granite Construction, Inc.	11,100	604,284
Jacobs Engineering Group, Inc. (a)	51,700	3,416,853
KBR, Inc.	79,600	2,614,064
Quanta Services, Inc. (a)	50,475	1,426,928
Shaw Group, Inc. (a)	45,400	2,272,270
URS Corp. (a)	27,500	1,469,600
Washington Group International, Inc. (a)	14,200	1,202,740
		22,804,750
CONSTRUCTION MATERIALS - 4.0%
Construction Materials - 4.0%
Martin Marietta Materials, Inc.	9,100	1,228,500
Texas Industries, Inc.	12,200	899,384
Vulcan Materials Co.	21,600	1,944,216
		4,072,100
HOUSEHOLD DURABLES - 11.5%
Homebuilding - 11.5%
Beazer Homes USA, Inc.	2,600	27,482
Centex Corp.	93,400	2,700,194
D.R. Horton, Inc. (d)	188,066	2,841,677
Hovnanian Enterprises, Inc. Class A (a)	4,800	56,976
KB Home (d)	85,700	2,600,138
Lennar Corp. Class A	61,900	1,749,913
M.D.C. Holdings, Inc.	2,200	97,878
Pulte Homes, Inc.	54,500	906,880
Ryland Group, Inc.	10,300	294,992
Standard Pacific Corp. (d)	14,800	148,444
Toll Brothers, Inc. (a)(d)	17,200	367,392
		11,791,966
REAL ESTATE INVESTMENT TRUSTS - 10.4%
Residential REITs - 10.4%
Archstone-Smith Trust	33,500	1,969,800
AvalonBay Communities, Inc.	26,000	2,973,880
BRE Properties, Inc. Class A	10,000	555,400
Camden Property Trust (SBI)	7,000	430,430
Equity Residential (SBI)	44,800	1,802,752

	Shares	Value
Home Properties, Inc.	31,400	$ 1,595,748
Post Properties, Inc.	22,100	882,011
UDR, Inc.	19,296	484,523
		10,694,544
REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.5%
Real Estate Management & Development - 5.5%
CB Richard Ellis Group, Inc. Class A (a)	110,400	3,259,008
China Overseas Land & Investment Ltd.	219,000	457,812
China Overseas Land & Investment Ltd. warrants 8/28/08 (a)	18,250	11,375
Forest City Enterprises, Inc. Class A	13,500	749,925
MRV Engenharia e Participacoes SA	32,700	533,333
The St. Joe Co. (d)	21,300	673,506
		5,684,959
SPECIALTY RETAIL - 39.2%
Home Improvement Retail - 39.2%
Home Depot, Inc.	663,350	25,412,939
Lowe's Companies, Inc.	403,900	12,545,134
Sherwin-Williams Co.	31,500	2,173,815
		40,131,888
TOTAL COMMON STOCKS (Cost $90,865,203)		101,794,246
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 5.48% (b)	394,615	394,615
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	5,745,100	5,745,100
TOTAL MONEY MARKET FUNDS (Cost $6,139,715)		6,139,715
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $97,004,918)	107,933,961
NET OTHER ASSETS - (5.3)%	(5,480,608)
NET ASSETS - 100%	$ 102,453,353
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,862
Fidelity Securities Lending Cash Central Fund	68,825
Total	$ 106,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,780,012) - See accompanying schedule: Unaffiliated issuers (cost $90,865,203)	$ 101,794,246
Fidelity Central Funds (cost $6,139,715)	6,139,715
Total Investments (cost $97,004,918)		$ 107,933,961
Receivable for investments sold		709,245
Receivable for fund shares sold		90,474
Dividends receivable		184,958
Distributions receivable from Fidelity Central Funds		8,023
Prepaid expenses		871
Other receivables		357
Total assets		108,927,889

Liabilities
Payable for investments purchased	$ 63,796
Payable for fund shares redeemed	568,385
Accrued management fee	47,266
Other affiliated payables	32,463
Other payables and accrued expenses	17,526
Collateral on securities loaned, at value	5,745,100
Total liabilities		6,474,536

Net Assets		$ 102,453,353
Net Assets consist of:
Paid in capital		$ 80,190,953
Undistributed net investment income		490,451
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,842,906
Net unrealized appreciation (depreciation) on investments		10,929,043
Net Assets, for 2,389,082 shares outstanding		$ 102,453,353
Net Asset Value, offering price and redemption price per share ($102,453,353 ÷ 2,389,082 shares)		$ 42.88

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,020,039
Interest		36
Income from Fidelity Central Funds (including $68,825 from security lending)		106,687
Total income		1,126,762

Expenses
Management fee	$ 355,091
Transfer agent fees	197,584
Accounting and security lending fees	27,664
Custodian fees and expenses	10,271
Independent trustees' compensation	225
Registration fees	17,426
Audit	16,799
Legal	499
Miscellaneous	6,087
Total expenses before reductions	631,646
Expense reductions	(3,429)	628,217
Net investment income (loss)		498,545
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,992,370
Foreign currency transactions	3,021
Total net realized gain (loss)		10,995,391
Change in net unrealized appreciation (depreciation) on investment securities		(18,650,767)
Net gain (loss)		(7,655,376)
Net increase (decrease) in net assets resulting from operations		$ (7,156,831)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 498,545	$ 733,941
Net realized gain (loss)	10,995,391	21,759,841
Change in net unrealized appreciation (depreciation)	(18,650,767)	(21,412,222)
Net increase (decrease) in net assets resulting from operations	(7,156,831)	1,081,560
Distributions to shareholders from net investment income	(118,329)	(164,323)
Distributions to shareholders from net realized gain	(1,272,052)	(21,267,651)
Total distributions	(1,390,381)	(21,431,974)
Share transactions Proceeds from sales of shares	13,696,120	79,173,304
Reinvestment of distributions	1,349,914	20,689,569
Cost of shares redeemed	(68,032,512)	(159,966,113)
Net increase (decrease) in net assets resulting from share transactions	(52,986,478)	(60,103,240)
Redemption fees	6,381	31,212
Total increase (decrease) in net assets	(61,527,309)	(80,422,442)

Net Assets
Beginning of period	163,980,662	244,403,104
End of period (including undistributed net investment income of $490,451 and undistributed net investment income of $566,263, respectively)	$ 102,453,353	$ 163,980,662
Other Information Shares
Sold	301,794	1,680,588
Issued in reinvestment of distributions	30,274	451,499
Redeemed	(1,509,112)	(3,511,759)
Net increase (decrease)	(1,177,044)	(1,379,672)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 45.98	$ 49.42	$ 45.82	$ 36.04	$ 22.55	$ 28.41
Income from Investment Operations
Net investment income (loss) E	.18	.19	- K	.02	(.05) H	(.10)
Net realized and unrealized gain (loss)	(2.81)	2.28	3.99	10.78	13.52	(5.81)
Total from investment operations	(2.63)	2.47	3.99	10.80	13.47	(5.91)
Distributions from net investment income	(.04)	(.05)	(.01)	-	-	-
Distributions from net realized gain	(.43)	(5.87)	(.42)	(1.06)	-	-
Total distributions	(.47)	(5.92)	(.43)	(1.06)	-	-
Redemption fees added to paid in capital E	- K	.01	.04	.04	.02	.05
Net asset value, end of period	$ 42.88	$ 45.98	$ 49.42	$ 45.82	$ 36.04	$ 22.55
Total Return B,C,D	(5.76)%	5.41%	8.98%	30.28%	59.82%	(20.63)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00% A	1.02%	1.05%	1.09%	1.37%	1.44%
Expenses net of fee waivers, if any	1.00% A	1.02%	1.05%	1.09%	1.37%	1.44%
Expenses net of all reductions	.99% A	1.02%	1.01%	1.08%	1.35%	1.41%
Net investment income (loss)	.79% A	.41%	-%	.04%	(.15)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,453	$ 163,981	$ 244,403	$ 239,205	$ 97,338	$ 47,083
Portfolio turnover rate G	73% A	54%	154%	119%	71%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Discretionary Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	7.1	1.2
Target Corp.	6.1	3.2
Time Warner, Inc.	6.0	5.4
McDonald's Corp.	5.2	3.0
Comcast Corp. Class A	4.3	5.0
Lowe's Companies, Inc.	3.3	0.6
Staples, Inc.	3.2	2.4
News Corp. Class A	2.8	6.1
Coach, Inc.	2.4	2.3
Regal Entertainment Group Class A	2.4	0.2
	42.8
Top Industries (% of fund's net assets)
As of August 31, 2007
Media	27.2%
Specialty Retail	25.4%
Hotels, Restaurants & Leisure	13.0%
Multiline Retail	12.3%
Textiles, Apparel & Luxury Goods	6.2%
All Others*	15.9%

As of February 28, 2007
Media	24.0%
Multiline Retail	19.8%
Specialty Retail	18.4%
Hotels, Restaurants & Leisure	14.5%
Textiles, Apparel & Luxury Goods	11.1%
All Others*	12.2%

* Includes short-term investments and net other assets.

Semiannual Report

Select Consumer Discretionary Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AUTO COMPONENTS - 1.7%
Auto Parts & Equipment - 1.7%
Johnson Controls, Inc.	4,800	$ 542,880
AUTOMOBILES - 2.4%
Automobile Manufacturers - 1.6%
General Motors Corp. (d)	10,100	310,474
Renault SA	700	94,430
Toyota Motor Corp. sponsored ADR	1,000	115,680
		520,584
Motorcycle Manufacturers - 0.8%
Harley-Davidson, Inc.	4,500	242,055
TOTAL AUTOMOBILES		762,639
DIVERSIFIED CONSUMER SERVICES - 1.2%
Education Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,700	158,409
Specialized Consumer Services - 0.7%
Sotheby's Class A (ltd. vtg.)	5,200	225,056
TOTAL DIVERSIFIED CONSUMER SERVICES		383,465
FOOD & STAPLES RETAILING - 2.0%
Food Retail - 0.6%
Susser Holdings Corp.	10,767	180,563
Hypermarkets & Super Centers - 1.4%
Costco Wholesale Corp.	7,400	456,950
TOTAL FOOD & STAPLES RETAILING		637,513
HOTELS, RESTAURANTS & LEISURE - 13.0%
Casinos & Gaming - 3.7%
International Game Technology	15,800	603,086
Las Vegas Sands Corp. (a)	2,900	289,130
Penn National Gaming, Inc. (a)	5,000	294,000
		1,186,216
Hotels, Resorts & Cruise Lines - 4.1%
Accor SA	3,200	274,693
Carnival Corp. unit	5,100	232,509
Hilton Hotels Corp.	10,800	496,260
Home Inns & Hotels Management, Inc. ADR (d)	2,500	74,150
Starwood Hotels & Resorts Worldwide, Inc.	3,700	226,144
		1,303,756
Restaurants - 5.2%
McDonald's Corp.	33,900	1,669,575
TOTAL HOTELS, RESTAURANTS & LEISURE		4,159,547

	Shares	Value
HOUSEHOLD DURABLES - 1.7%
Homebuilding - 0.8%
D.R. Horton, Inc.	4,300	$ 64,973
Toll Brothers, Inc. (a)(d)	9,100	194,376
		259,349
Household Appliances - 0.9%
The Stanley Works	1,400	79,436
Whirlpool Corp.	2,000	192,820
		272,256
TOTAL HOUSEHOLD DURABLES		531,605
INTERNET & CATALOG RETAIL - 3.1%
Catalog Retail - 1.1%
Liberty Media Corp. - Interactive Series A (a)	19,300	366,121
Internet Retail - 2.0%
Amazon.com, Inc. (a)	4,200	335,622
Blue Nile, Inc. (a)	2,900	244,818
Orbitz Worldwide, Inc.	4,000	49,960
		630,400
TOTAL INTERNET & CATALOG RETAIL		996,521
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
Google, Inc. Class A (sub. vtg.) (a)	1,154	594,599
LoopNet, Inc. (a)	9,000	171,540
		766,139
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Photographic Products - 0.4%
Eastman Kodak Co. (d)	5,000	133,350
MEDIA - 27.2%
Advertising - 2.3%
National CineMedia, Inc.	9,515	234,354
Omnicom Group, Inc.	9,900	504,207
		738,561
Broadcasting & Cable TV - 7.0%
Clear Channel Communications, Inc.	10,300	383,778
Comcast Corp. Class A	52,650	1,373,639
Grupo Televisa SA de CV (CPO) sponsored ADR	12,000	312,720
Time Warner Cable, Inc.	4,200	154,140
		2,224,277
Movies & Entertainment - 14.2%
Cinemark Holdings, Inc.	5,300	95,294
Live Nation, Inc. (a)	4,866	100,726
News Corp.:
Class A	43,200	873,936
Class B	3,300	71,742
Regal Entertainment Group Class A (d)	33,300	750,582
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
The Walt Disney Co.	18,000	$ 604,800
Time Warner, Inc.	101,500	1,926,470
Viacom, Inc. Class B (non-vtg.) (a)	2,600	102,596
		4,526,146
Publishing - 3.7%
McGraw-Hill Companies, Inc.	12,900	650,934
R.H. Donnelley Corp. (a)	9,000	529,470
		1,180,404
TOTAL MEDIA		8,669,388
MULTILINE RETAIL - 12.3%
Department Stores - 4.9%
JCPenney Co., Inc.	7,300	501,948
Kohl's Corp. (a)	5,800	343,940
Macy's, Inc.	4,700	149,084
Nordstrom, Inc.	6,900	331,890
Sears Holdings Corp. (a)	1,677	240,750
		1,567,612
General Merchandise Stores - 7.4%
Family Dollar Stores, Inc.	14,600	427,488
Target Corp.	29,400	1,938,342
		2,365,830
TOTAL MULTILINE RETAIL		3,933,442
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Bare Escentuals, Inc.	8,200	201,720
SPECIALTY RETAIL - 25.4%
Apparel Retail - 4.2%
Abercrombie & Fitch Co. Class A	4,400	346,280
Casual Male Retail Group, Inc. (a)	18,100	182,810
Collective Brands, Inc. (a)(d)	10,100	238,663
TJX Companies, Inc.	15,600	475,644
Urban Outfitters, Inc. (a)	4,700	107,630
		1,351,027
Automotive Retail - 0.6%
Advance Auto Parts, Inc.	2,300	81,788
Penske Auto Group, Inc. (d)	4,800	94,608
		176,396
Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	7,250	318,638
Home Improvement Retail - 10.9%
Home Depot, Inc.	59,300	2,271,781
Lowe's Companies, Inc.	33,900	1,052,934
Sherwin-Williams Co.	2,500	172,525
		3,497,240

	Shares	Value
Homefurnishing Retail - 0.6%
Williams-Sonoma, Inc.	5,500	$ 183,315
Specialty Stores - 8.1%
Hibbett Sports, Inc. (a)	6,900	172,086
Office Depot, Inc. (a)	4,900	119,805
OfficeMax, Inc.	3,705	131,602
PETsMART, Inc.	19,000	659,300
Staples, Inc.	43,350	1,029,563
Tiffany & Co., Inc. (d)	9,300	477,369
		2,589,725
TOTAL SPECIALTY RETAIL		8,116,341
TEXTILES, APPAREL & LUXURY GOODS - 6.2%
Apparel, Accessories & Luxury Goods - 3.5%
Burberry Group PLC	12,000	147,740
Coach, Inc. (a)	17,400	774,822
G-III Apparel Group Ltd. (a)	8,759	150,217
Lululemon Athletica, Inc. (e)	1,300	44,291
		1,117,070
Footwear - 2.7%
Deckers Outdoor Corp. (a)	3,553	334,657
Iconix Brand Group, Inc. (a)	12,900	267,417
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	12,403	245,951
		848,025
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,965,095
TOTAL COMMON STOCKS (Cost $29,346,933)		31,799,645
Money Market Funds - 6.2%

Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c) (Cost $1,988,825)	1,988,825	1,988,825
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $31,335,758)	33,788,470
NET OTHER ASSETS - (5.8)%	(1,853,143)
NET ASSETS - 100%	$ 31,935,327
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,580
Fidelity Securities Lending Cash Central Fund	4,488
Total	$ 12,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,966,954) - See accompanying schedule: Unaffiliated issuers (cost $29,346,933)	$ 31,799,645
Fidelity Central Funds (cost $1,988,825)	1,988,825
Total Investments (cost $31,335,758)		$ 33,788,470
Receivable for investments sold		3,047,007
Receivable for fund shares sold		22,215
Dividends receivable		40,870
Distributions receivable from Fidelity Central Funds		1,622
Prepaid expenses		72
Other receivables		7
Total assets		36,900,263

Liabilities
Payable to custodian bank	$ 29,059
Payable for investments purchased Regular delivery	221,445
Delayed delivery	34,307
Payable for fund shares redeemed	2,644,797
Accrued management fee	17,130
Other affiliated payables	10,757
Other payables and accrued expenses	18,616
Collateral on securities loaned, at value	1,988,825
Total liabilities		4,964,936

Net Assets		$ 31,935,327
Net Assets consist of:
Paid in capital		$ 26,701,750
Accumulated net investment loss		(7,959)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,788,755
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,452,781
Net Assets, for 1,265,637 shares outstanding		$ 31,935,327
Net Asset Value, offering price and redemption price per share ($31,935,327 ÷ 1,265,637 shares)		$ 25.23

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 205,369
Interest		23
Income from Fidelity Central Funds (including $4,488 from security lending)		12,068
Total income		217,460

Expenses
Management fee	$ 109,667
Transfer agent fees	60,518
Accounting and security lending fees	7,817
Custodian fees and expenses	9,129
Independent trustees' compensation	66
Registration fees	15,759
Audit	16,467
Legal	134
Miscellaneous	4,448
Total expenses before reductions	224,005
Expense reductions	(1,022)	222,983
Net investment income (loss)		(5,523)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,885,383
Foreign currency transactions	144
Total net realized gain (loss)		2,885,527
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,384,360)
Assets and liabilities in foreign currencies	100
Total change in net unrealized appreciation (depreciation)		(3,384,260)
Net gain (loss)		(498,733)
Net increase (decrease) in net assets resulting from operations		$ (504,256)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,523)	$ 221,852
Net realized gain (loss)	2,885,527	7,176,007
Change in net unrealized appreciation (depreciation)	(3,384,260)	(599,675)
Net increase (decrease) in net assets resulting from operations	(504,256)	6,798,184
Distributions to shareholders from net investment income	(92,732)	-
Distributions to shareholders from net realized gain	(1,900,998)	(3,663,932)
Total distributions	(1,993,730)	(3,663,932)
Share transactions Proceeds from sales of shares	10,887,483	51,885,622
Reinvestment of distributions	1,915,898	3,436,406
Cost of shares redeemed	(18,622,538)	(67,905,287)
Net increase (decrease) in net assets resulting from share transactions	(5,819,157)	(12,583,259)
Redemption fees	3,165	16,285
Total increase (decrease) in net assets	(8,313,978)	(9,432,722)

Net Assets
Beginning of period	40,249,305	49,682,027
End of period (including accumulated net investment loss of $7,959 and undistributed net investment income of $221,170, respectively)	$ 31,935,327	$ 40,249,305
Other Information Shares
Sold	406,585	1,940,857
Issued in reinvestment of distributions	71,918	130,336
Redeemed	(712,063)	(2,502,120)
Net increase (decrease)	(233,560)	(430,927)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 26.85	$ 25.74	$ 24.23	$ 24.21	$ 18.39	$ 23.58
Income from Investment Operations
Net investment income (loss) E	- K	.11 H	(.03)	(.07)	(.09)	(.18)
Net realized and unrealized gain (loss)	(.33)	3.15	1.80	1.05	6.28	(5.02)
Total from investment operations	(.33)	3.26	1.77	.98	6.19	(5.20)
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	(1.23)	(2.16)	(.26)	(.97)	(.38)	-
Total distributions	(1.29)	(2.16)	(.26)	(.97)	(.38)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01	.01	.01
Net asset value, end of period	$ 25.23	$ 26.85	$ 25.74	$ 24.23	$ 24.21	$ 18.39
Total Return B,C,D	(1.48)%	12.99%	7.31%	4.18%	33.82%	(22.01)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.14% A	1.14%	1.15%	1.23%	1.59%	1.86%
Expenses net of fee waivers, if any	1.14% A	1.14%	1.15%	1.22%	1.59%	1.86%
Expenses net of all reductions	1.14% A	1.13%	1.13%	1.19%	1.54%	1.83%
Net investment income (loss)	(.03)% A	.43% H	(.11)%	(.31)%	(.39)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,935	$ 40,249	$ 49,682	$ 39,748	$ 35,573	$ 20,693
Portfolio turnover rate G	132% A	244%	71%	112%	138%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Leisure Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	18.4	14.9
Starwood Hotels & Resorts Worldwide, Inc.	6.8	5.1
Starbucks Corp.	6.1	9.2
Yum! Brands, Inc.	6.0	5.2
Carnival Corp. unit	5.4	4.7
International Game Technology	4.8	5.3
Apollo Group, Inc. Class A (non-vtg.)	4.4	2.4
Harrah's Entertainment, Inc.	3.5	3.3
Las Vegas Sands Corp.	3.0	3.9
Darden Restaurants, Inc.	2.5	0.6
	60.9
Top Industries (% of fund's net assets)
As of August 31, 2007
Hotels, Restaurants & Leisure	81.9%
Diversified Consumer Services	11.9%
Leisure Equipment & Products	2.6%
Media	1.2%
Chemicals	1.0%
All Others*	1.4%

As of February 28, 2007
Hotels, Restaurants & Leisure	81.5%
Diversified Consumer Services	12.2%
Leisure Equipment & Products	3.4%
Textiles, Apparel & Luxury Goods	0.6%
Airlines	0.4%
All Others*	1.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Leisure Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CHEMICALS - 1.0%
Specialty Chemicals - 1.0%
Ecolab, Inc.	59,200	$ 2,466,272
DIVERSIFIED CONSUMER SERVICES - 11.9%
Education Services - 8.3%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	178,800	10,490,196
Career Education Corp. (a)	94,500	2,806,650
Corinthian Colleges, Inc. (a)	242,900	3,415,174
ITT Educational Services, Inc. (a)	15,400	1,690,920
Strayer Education, Inc.	9,600	1,531,968
		19,934,908
Specialized Consumer Services - 3.6%
H&R Block, Inc. (d)	183,100	3,632,704
Regis Corp.	23,200	765,832
Sotheby's Class A (ltd. vtg.)	40,100	1,735,528
Weight Watchers International, Inc.	50,200	2,607,388
		8,741,452
TOTAL DIVERSIFIED CONSUMER SERVICES		28,676,360
HOTELS, RESTAURANTS & LEISURE - 81.9%
Casinos & Gaming - 18.4%
Aristocrat Leisure Ltd. (d)	218,163	2,499,472
Boyd Gaming Corp.	89,900	3,672,415
Harrah's Entertainment, Inc.	99,100	8,499,807
International Game Technology	299,900	11,447,183
Las Vegas Sands Corp. (a)(d)	72,900	7,268,130
MGM Mirage, Inc. (a)	33,000	2,771,010
MTR Gaming Group, Inc. (a)	82,400	824,824
Multimedia Games, Inc. (a)	600	5,820
Penn National Gaming, Inc. (a)	87,200	5,127,360
Pinnacle Entertainment, Inc. (a)	46,700	1,299,194
Shuffle Master, Inc. (a)	66,100	980,263
		44,395,478
Hotels, Resorts & Cruise Lines - 21.8%
Accor SA	15,900	1,364,883
Carnival Corp. unit	286,900	13,079,771
Gaylord Entertainment Co. (a)	23,400	1,201,590
Hilton Hotels Corp.	124,500	5,720,775
Home Inns & Hotels Management, Inc. ADR (d)	20,100	596,166
InterContinental Hotel Group PLC	42,803	895,125

	Shares	Value
Marriott International, Inc. Class A	127,500	$ 5,663,550
Morgans Hotel Group Co. (a)	3,600	69,408
Royal Caribbean Cruises Ltd.	153,800	5,849,014
Starwood Hotels & Resorts Worldwide, Inc.	266,200	16,270,144
Wyndham Worldwide Corp.	59,000	1,882,100
		52,592,526
Leisure Facilities - 3.0%
Life Time Fitness, Inc. (a)(d)	48,300	2,684,031
Speedway Motorsports, Inc.	30,300	1,166,247
Vail Resorts, Inc. (a)(d)	59,900	3,425,082
		7,275,360
Restaurants - 38.7%
Burger King Holdings, Inc.	141,800	3,362,078
Carrols Restaurant Group, Inc.	168,897	1,851,111
Darden Restaurants, Inc.	144,100	5,994,560
IHOP Corp.	10,300	647,561
McCormick & Schmick's Seafood Restaurants (a)	7,788	206,382
McDonald's Corp.	902,900	44,467,824
Panera Bread Co. Class A (a)	26,200	1,145,988
Ruth's Chris Steak House, Inc. (a)	186,900	3,106,278
Sonic Corp. (a)	48,500	1,058,270
Starbucks Corp. (a)(d)	535,100	14,742,005
Wendy's International, Inc.	64,200	2,111,538
Yum! Brands, Inc.	443,000	14,494,960
		93,188,555
TOTAL HOTELS, RESTAURANTS & LEISURE		197,451,919
LEISURE EQUIPMENT & PRODUCTS - 2.6%
Leisure Products - 2.6%
Brunswick Corp.	81,700	2,054,755
MarineMax, Inc. (a)(d)	110,800	2,032,072
Polaris Industries, Inc. (d)	48,000	2,292,000
		6,378,827
MEDIA - 1.2%
Movies & Entertainment - 1.2%
Cinemark Holdings, Inc.	15,700	282,286
Regal Entertainment Group Class A (d)	114,700	2,585,338
		2,867,624
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Apparel, Accessories & Luxury Goods - 0.3%
G-III Apparel Group Ltd. (a)	36,200	620,830
TOTAL COMMON STOCKS (Cost $213,124,373)		238,461,832
Money Market Funds - 9.7%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	2,086,093	$ 2,086,093
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	21,339,285	21,339,285
TOTAL MONEY MARKET FUNDS (Cost $23,425,378)		23,425,378
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $236,549,751)	261,887,210
NET OTHER ASSETS - (8.6)%	(20,835,771)
NET ASSETS - 100%	$ 241,051,439
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 106,341
Fidelity Securities Lending Cash Central Fund	55,623
Total	$ 161,964
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
Panama	5.4%
Liberia	2.4%
Australia	1.0%
Others (individually less than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,814,434) - See accompanying schedule: Unaffiliated issuers (cost $213,124,373)	$ 238,461,832
Fidelity Central Funds (cost $23,425,378)	23,425,378
Total Investments (cost $236,549,751)		$ 261,887,210
Receivable for investments sold		4,089,573
Receivable for fund shares sold		148,663
Dividends receivable		146,958
Distributions receivable from Fidelity Central Funds		41,524
Prepaid expenses		283
Other receivables		9
Total assets		266,314,220

Liabilities
Payable for investments purchased	$ 3,268,655
Payable for fund shares redeemed	461,409
Accrued management fee	111,064
Other affiliated payables	65,291
Other payables and accrued expenses	17,077
Collateral on securities loaned, at value	21,339,285
Total liabilities		25,262,781

Net Assets		$ 241,051,439
Net Assets consist of:
Paid in capital		$ 204,374,309
Undistributed net investment income		117,068
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,222,516
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,337,546
Net Assets, for 3,026,932 shares outstanding		$ 241,051,439
Net Asset Value, offering price and redemption price per share ($241,051,439 ÷ 3,026,932 shares)		$ 79.64

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,016,653
Interest		334
Income from Fidelity Central Funds (including $55,623 from security lending)		161,964
Total income		1,178,951

Expenses
Management fee	$ 705,707
Transfer agent fees	355,277
Accounting and security lending fees	51,980
Custodian fees and expenses	5,236
Independent trustees' compensation	440
Registration fees	24,806
Audit	17,673
Legal	761
Miscellaneous	3,150
Total expenses before reductions	1,165,030
Expense reductions	(2,694)	1,162,336
Net investment income (loss)		16,615
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,507,315
Foreign currency transactions	(419)
Total net realized gain (loss)		11,506,896
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,868,827)
Assets and liabilities in foreign currencies	87
Total change in net unrealized appreciation (depreciation)		(4,868,740)
Net gain (loss)		6,638,156
Net increase (decrease) in net assets resulting from operations		$ 6,654,771

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Leisure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,615	$ 714,816
Net realized gain (loss)	11,506,896	36,741,362
Change in net unrealized appreciation (depreciation)	(4,868,740)	(8,521,362)
Net increase (decrease) in net assets resulting from operations	6,654,771	28,934,816
Distributions to shareholders from net investment income	(221,208)	(339,735)
Distributions to shareholders from net realized gain	(6,478,192)	(33,272,820)
Total distributions	(6,699,400)	(33,612,555)
Share transactions Proceeds from sales of shares	29,394,879	150,928,886
Reinvestment of distributions	6,364,060	31,437,000
Cost of shares redeemed	(53,006,794)	(124,672,281)
Net increase (decrease) in net assets resulting from share transactions	(17,247,855)	57,693,605
Redemption fees	3,620	34,238
Total increase (decrease) in net assets	(17,288,864)	53,050,104

Net Assets
Beginning of period	258,340,303	205,290,199
End of period (including undistributed net investment income of $117,068 and undistributed net investment income of $379,397, respectively)	$ 241,051,439	$ 258,340,303
Other Information Shares
Sold	363,622	1,841,696
Issued in reinvestment of distributions	80,001	391,327
Redeemed	(661,801)	(1,533,791)
Net increase (decrease)	(218,178)	699,232

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 79.61	$ 80.64	$ 75.07	$ 74.40	$ 48.60	$ 61.57
Income from Investment Operations
Net investment income (loss) E	.01	.25 H	(.28)	(.20)	(.24)	(.33)
Net realized and unrealized gain (loss)	2.14	10.52	8.83	5.55	26.03	(12.66)
Total from investment operations	2.15	10.77	8.55	5.35	25.79	(12.99)
Distributions from net investment income	(.07)	(.12)	-	-	-	-
Distributions from net realized gain	(2.05)	(11.69)	(2.98)	(4.70)	-	-
Total distributions	(2.12)	(11.81)	(2.98)	(4.70)	-	-
Redemption fees added to paid in capital E	- K	.01	- K	.02	.01	.02
Net asset value, end of period	$ 79.64	$ 79.61	$ 80.64	$ 75.07	$ 74.40	$ 48.60
Total Return B,C,D	2.70%	13.61%	11.67%	7.43%	53.09%	(21.07)%
Ratios to Average Net Assets F,I
Expenses before reductions	.92% A	.96%	.99%	1.01%	1.15%	1.27%
Expenses net of fee waivers, if any	.92% A	.96%	.99%	1.01%	1.15%	1.27%
Expenses net of all reductions	.92% A	.94%	.94%	.96%	1.09%	1.19%
Net investment income (loss)	.01% A	.31% H	(.37)%	(.28)%	(.38) %	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 241,051	$ 258,340	$ 205,290	$ 206,406	$ 204,354	$ 112,147
Portfolio turnover rate G	74% A	179%	107%	117%	156%	124%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Multimedia Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Time Warner, Inc.	15.8	16.2
Comcast Corp. Class A	14.8	13.8
News Corp. Class A	9.8	10.4
The Walt Disney Co.	8.6	7.6
Viacom, Inc. Class B (non-vtg.)	5.0	4.2
Google, Inc. Class A (sub. vtg.)	3.8	3.4
McGraw-Hill Companies, Inc.	3.8	4.5
CBS Corp. Class B	3.5	3.7
Omnicom Group, Inc.	3.4	3.0
Liberty Global, Inc. Class A	3.3	2.2
	71.8
Top Industries (% of fund's net assets)
As of August 31, 2007
Media	86.8%
Internet Software & Services	8.0%
Computers & Peripherals	1.8%
Internet & Catalog Retail	0.8%
Software	0.7%
All Others*	1.9%

As of February 28, 2007
Media	82.7%
Internet Software & Services	9.5%
Diversified Telecommunication Services	1.6%
Household Durables	1.3%
Computers & Peripherals	1.0%
All Others*	3.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Multimedia Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMPUTERS & PERIPHERALS - 1.8%
Computer Hardware - 1.8%
Apple, Inc. (a)	10,000	$ 1,384,800
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Alternative Carriers - 0.5%
Iliad Group SA (d)	4,200	413,176
INTERNET & CATALOG RETAIL - 0.8%
Catalog Retail - 0.8%
Liberty Media Corp. - Interactive Series A (a)	35,100	665,847
INTERNET SOFTWARE & SERVICES - 8.0%
Internet Software & Services - 8.0%
Akamai Technologies, Inc. (a)(d)	12,000	386,640
Equinix, Inc. (a)	1,900	168,169
Google, Inc. Class A (sub. vtg.) (a)	5,850	3,014,213
LoopNet, Inc. (a)(d)	75,300	1,435,218
Omniture, Inc. (a)	24,100	597,921
Yahoo!, Inc. (a)	29,000	659,170
		6,261,331
MEDIA - 86.8%
Advertising - 4.0%
National CineMedia, Inc.	20,200	497,526
Omnicom Group, Inc.	53,200	2,709,476
		3,207,002
Broadcasting & Cable TV - 33.2%
CBS Corp. Class B	88,000	2,772,880
Central European Media Enterprises Ltd. Class A (a)	5,100	470,220
Citadel Broadcasting Corp.	16,068	65,397
Clear Channel Communications, Inc.	65,300	2,433,078
Comcast Corp. Class A	448,050	11,689,625
Discovery Holding Co. Class A (a)	39,400	989,728
EchoStar Communications Corp. Class A (a)	40,200	1,701,264
Entercom Communications Corp. Class A	17,700	377,010
Grupo Televisa SA de CV (CPO) sponsored ADR	16,100	419,566
Liberty Global, Inc. Class A (a)	64,375	2,638,088
RRSat Global Communications Network Ltd.	44,800	847,168
Sinclair Broadcast Group, Inc. Class A	28,600	356,356
Time Warner Cable, Inc.	23,300	855,110
XM Satellite Radio Holdings, Inc. Class A (a)	42,100	524,987
		26,140,477
Movies & Entertainment - 40.9%
Cinemark Holdings, Inc.	24,300	436,914
Cinemax India Ltd.	56,743	186,118
CKX, Inc. (a)	100	1,224
DreamWorks Animation SKG, Inc. Class A (a)	10,100	311,585

	Shares	Value
Live Nation, Inc. (a)	5,031	$ 104,142
News Corp. Class A	382,382	7,735,588
Regal Entertainment Group Class A	11,100	250,194
The Walt Disney Co.	201,700	6,777,120
Time Warner, Inc. (d)	656,700	12,464,164
Viacom, Inc. Class B (non-vtg.) (a)	100,100	3,949,946
		32,216,995
Publishing - 8.7%
Gannett Co., Inc.	12,100	568,700
Gemstar-TV Guide International, Inc. (a)	558	3,404
Getty Images, Inc. (a)	100	3,119
McGraw-Hill Companies, Inc.	58,800	2,967,048
R.H. Donnelley Corp. (a)(d)	29,200	1,717,836
The McClatchy Co. Class A (d)	26,300	593,854
The New York Times Co. Class A (d)	45,600	1,002,288
Tribune Co.	42	1,157
		6,857,406
TOTAL MEDIA		68,421,880
SOFTWARE - 0.7%
Home Entertainment Software - 0.7%
Nintendo Co. Ltd.	1,100	511,720
TOTAL COMMON STOCKS (Cost $65,655,541)		77,658,754
Money Market Funds - 21.6%

Fidelity Cash Central Fund, 5.48% (b)	256,753	256,753
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	16,784,325	16,784,325
TOTAL MONEY MARKET FUNDS (Cost $17,041,078)		17,041,078
TOTAL INVESTMENT PORTFOLIO - 120.2% (Cost $82,696,619)	94,699,832
NET OTHER ASSETS - (20.2)%	(15,899,920)
NET ASSETS - 100%	$ 78,799,912
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,913
Fidelity Securities Lending Cash Central Fund	13,593
Total	$ 43,506

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,663,958) - See accompanying schedule: Unaffiliated issuers (cost $65,655,541)	$ 77,658,754
Fidelity Central Funds (cost $17,041,078)	17,041,078
Total Investments (cost $82,696,619)		$ 94,699,832
Receivable for investments sold		998,547
Receivable for fund shares sold		28,752
Dividends receivable		71,209
Distributions receivable from Fidelity Central Funds		5,356
Prepaid expenses		107
Total assets		95,803,803

Liabilities
Payable to custodian bank	$ 23,325
Payable for fund shares redeemed	120,416
Accrued management fee	36,806
Other affiliated payables	22,802
Other payables and accrued expenses	16,217
Collateral on securities loaned, at value	16,784,325
Total liabilities		17,003,891

Net Assets		$ 78,799,912
Net Assets consist of:
Paid in capital		$ 61,055,240
Accumulated net investment loss		(7,577)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,749,035
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,003,214
Net Assets, for 1,804,351 shares outstanding		$ 78,799,912
Net Asset Value, offering price and redemption price per share ($78,799,912 ÷ 1,804,351 shares)		$ 43.67

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 344,529
Interest		13
Income from Fidelity Central Funds (including $13,593 from security lending)		43,506
Total income		388,048

Expenses
Management fee	$ 222,628
Transfer agent fees	113,299
Accounting and security lending fees	16,126
Custodian fees and expenses	6,123
Independent trustees' compensation	146
Registration fees	21,171
Audit	16,682
Legal	306
Miscellaneous	1,376
Total expenses before reductions	397,857
Expense reductions	(2,281)	395,576
Net investment income (loss)		(7,528)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,803,302
Foreign currency transactions	(1,698)
Total net realized gain (loss)		5,801,604
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,794,926)
Assets and liabilities in foreign currencies	625
Total change in net unrealized appreciation (depreciation)		(6,794,301)
Net gain (loss)		(992,697)
Net increase (decrease) in net assets resulting from operations		$ (1,000,225)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,528)	$ (159,828)
Net realized gain (loss)	5,801,604	16,985,095
Change in net unrealized appreciation (depreciation)	(6,794,301)	(1,152,747)
Net increase (decrease) in net assets resulting from operations	(1,000,225)	15,672,520
Distributions to shareholders from net realized gain	(5,956,785)	(13,553,788)
Share transactions Proceeds from sales of shares	21,669,625	153,985,180
Reinvestment of distributions	5,674,746	12,972,279
Cost of shares redeemed	(32,399,025)	(158,997,983)
Net increase (decrease) in net assets resulting from share transactions	(5,054,654)	7,959,476
Redemption fees	5,217	12,848
Total increase (decrease) in net assets	(12,006,447)	10,091,056

Net Assets
Beginning of period	90,806,359	80,715,303
End of period (including accumulated net investment loss of $7,577 and accumulated net investment loss of $49, respectively)	$ 78,799,912	$ 90,806,359
Other Information Shares
Sold	459,257	3,267,373
Issued in reinvestment of distributions	124,065	276,911
Redeemed	(698,399)	(3,330,188)
Net increase (decrease)	(115,077)	214,096

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 47.31	$ 47.33	$ 43.55	$ 44.83	$ 32.10	$ 37.38
Income from Investment Operations
Net investment income (loss) E	- J	(.07)	(.12)	(.18)	(.31)	(.20)
Net realized and unrealized gain (loss)	(.11)	6.27	4.70	.19	16.49	(5.14)
Total from investment operations	(.11)	6.20	4.58	.01	16.18	(5.34)
Distributions from net realized gain	(3.53)	(6.23)	(.80)	(1.30)	(3.47)	-
Redemption fees added to paid in capital E	- J	.01	- J	.01	.02	.06
Net asset value, end of period	$ 43.67	$ 47.31	$ 47.33	$ 43.55	$ 44.83	$ 32.10
Total Return B,C,D	(.57)%	13.73%	10.48%	.01%	50.99%	(14.13)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.04%	1.07%	1.07%	1.17%	1.29%
Expenses net of fee waivers, if any	1.00% A	1.04%	1.07%	1.07%	1.17%	1.29%
Expenses net of all reductions	.99% A	1.04%	1.04%	1.03%	1.09%	1.13%
Net investment income (loss)	(.02)% A	(.16)%	(.27)%	(.42)%	(.75)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,800	$ 90,806	$ 80,715	$ 125,615	$ 163,826	$ 100,111
Portfolio turnover rate G	66% A	179%	48%	88%	208%	272%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Retailing Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	14.2	4.5
Target Corp.	9.9	9.1
Staples, Inc.	6.6	3.3
Lowe's Companies, Inc.	5.1	2.0
Kohl's Corp.	4.0	0.8
Amazon.com, Inc.	3.5	0.2
JCPenney Co., Inc.	3.0	4.4
Deckers Outdoor Corp.	3.0	5.6
Advance Auto Parts, Inc.	2.7	0.0
Liberty Media Corp. - Interactive Series A	2.6	2.6
	54.6
Top Industries (% of fund's net assets)
As of August 31, 2007
Specialty Retail	54.2%
Multiline Retail	25.2%
Internet & Catalog Retail	9.8%
Textiles, Apparel & Luxury Goods	4.7%
Media	3.5%
All Others*	2.6%

As of February 28, 2007
Specialty Retail	38.2%
Multiline Retail	32.3%
Textiles, Apparel & Luxury Goods	13.9%
Internet & Catalog Retail	5.2%
Food & Staples Retailing	2.2%
All Others*	8.2%

* Includes short-term investments and net other assets.

Semiannual Report

Select Retailing Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 1.0%
Other Diversifed Financial Services - 1.0%
Endeavor Acquisition Corp. (a)(d)	59,700	$ 650,730
FOOD & STAPLES RETAILING - 1.0%
Drug Retail - 1.0%
CVS Caremark Corp.	16,400	620,248
INTERNET & CATALOG RETAIL - 9.8%
Catalog Retail - 2.6%
Liberty Media Corp. - Interactive Series A (a)	88,000	1,669,360
Internet Retail - 7.2%
Amazon.com, Inc. (a)	28,000	2,237,480
Blue Nile, Inc. (a)	14,200	1,198,764
Expedia, Inc. (a)	14,200	423,870
IAC/InterActiveCorp (a)	11,600	322,364
Priceline.com, Inc. (a)(d)	4,200	348,516
		4,530,994
TOTAL INTERNET & CATALOG RETAIL		6,200,354
MEDIA - 3.5%
Broadcasting & Cable TV - 1.0%
Grupo Televisa SA de CV (CPO) sponsored ADR	24,900	648,894
Movies & Entertainment - 2.5%
Live Nation, Inc. (a)	600	12,420
Regal Entertainment Group Class A (d)	68,600	1,546,244
		1,558,664
TOTAL MEDIA		2,207,558
MULTILINE RETAIL - 25.2%
Department Stores - 14.0%
JCPenney Co., Inc.	28,000	1,925,280
Kohl's Corp. (a)	42,500	2,520,250
Macy's, Inc. (d)	51,600	1,636,752
Nordstrom, Inc.	23,700	1,139,970
Retail Ventures, Inc. (a)	3,200	37,024
Saks, Inc.	12,200	197,274
Sears Holdings Corp. (a)	9,764	1,401,720
		8,858,270
General Merchandise Stores - 11.2%
99 Cents Only Stores (a)	6,100	75,335
Dollar Tree Stores, Inc. (a)	10,500	456,225
Family Dollar Stores, Inc.	11,100	325,008
Target Corp. (d)	94,800	6,250,164
		7,106,732
TOTAL MULTILINE RETAIL		15,965,002

	Shares	Value
SPECIALTY RETAIL - 54.2%
Apparel Retail - 11.9%
Abercrombie & Fitch Co. Class A	10,200	$ 802,740
American Eagle Outfitters, Inc.	27,700	715,491
AnnTaylor Stores Corp. (a)	8,400	263,256
Coldwater Creek, Inc. (a)	7,200	89,568
Collective Brands, Inc. (a)(d)	28,400	671,092
Gap, Inc. (d)	64,800	1,215,648
Guess?, Inc.	5,600	296,800
Gymboree Corp. (a)	3,800	152,342
Pacific Sunwear of California, Inc. (a)	300	4,203
Ross Stores, Inc.	23,900	665,137
Stage Stores, Inc.	5,400	93,582
The Men's Wearhouse, Inc.	5,800	293,944
TJX Companies, Inc.	51,700	1,576,333
Tween Brands, Inc. (a)	8,400	247,800
Urban Outfitters, Inc. (a)	13,600	311,440
Zumiez, Inc. (a)(d)	2,200	106,766
		7,506,142
Automotive Retail - 6.1%
Advance Auto Parts, Inc.	47,700	1,696,212
Asbury Automotive Group, Inc.	18,700	404,294
AutoZone, Inc. (a)	5,800	703,482
CarMax, Inc. (a)	16,300	369,358
CSK Auto Corp. (a)	100	1,322
Lithia Motors, Inc. Class A (sub. vtg.)	1,500	26,865
O'Reilly Automotive, Inc. (a)	12,500	444,250
Penske Auto Group, Inc.	5,200	102,492
Sonic Automotive, Inc. Class A (sub. vtg.)	3,700	98,420
		3,846,695
Computer & Electronics Retail - 2.8%
Best Buy Co., Inc.	32,200	1,415,190
Circuit City Stores, Inc.	15,400	167,552
RadioShack Corp.	9,100	216,307
		1,799,049
Home Improvement Retail - 20.3%
Home Depot, Inc.	234,600	8,987,526
Lowe's Companies, Inc.	103,900	3,227,134
Sherwin-Williams Co.	8,900	614,189
		12,828,849
Homefurnishing Retail - 0.4%
Bed Bath & Beyond, Inc. (a)	100	3,464
Rent-A-Center, Inc. (a)	8,300	159,526
Select Comfort Corp. (a)	6,400	109,760
		272,750
Specialty Stores - 12.7%
Barnes & Noble, Inc.	9,100	328,237
Hibbett Sports, Inc. (a)	3,700	92,278
Office Depot, Inc. (a)	31,400	767,730
OfficeMax, Inc.	28,500	1,012,320
PETsMART, Inc.	24,400	846,680
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Staples, Inc.	174,700	$ 4,149,125
Tiffany & Co., Inc. (d)	16,500	846,945
		8,043,315
TOTAL SPECIALTY RETAIL		34,296,800
TEXTILES, APPAREL & LUXURY GOODS - 4.7%
Apparel, Accessories & Luxury Goods - 0.3%
G-III Apparel Group Ltd. (a)	11,900	204,085
Footwear - 4.4%
Deckers Outdoor Corp. (a)(d)	20,100	1,893,219
Iconix Brand Group, Inc. (a)(d)	31,100	644,703
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,900	235,977
		2,773,899
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,977,984
TOTAL COMMON STOCKS (Cost $57,058,188)		62,918,676
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 5.48% (b)	411,543	411,543
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	6,585,700	6,585,700
TOTAL MONEY MARKET FUNDS (Cost $6,997,243)		6,997,243
TOTAL INVESTMENT PORTFOLIO - 110.4% (Cost $64,055,431)	69,915,919
NET OTHER ASSETS - (10.4)%	(6,591,170)
NET ASSETS - 100%	$ 63,324,749
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,510
Fidelity Securities Lending Cash Central Fund	36,890
Total	$ 47,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,624,004) - See accompanying schedule: Unaffiliated issuers (cost $57,058,188)	$ 62,918,676
Fidelity Central Funds (cost $6,997,243)	6,997,243
Total Investments (cost $64,055,431)		$ 69,915,919
Cash		9,108
Receivable for fund shares sold		37,012
Dividends receivable		74,261
Distributions receivable from Fidelity Central Funds		3,085
Prepaid expenses		82
Total assets		70,039,467

Liabilities
Payable for fund shares redeemed	63,790
Accrued management fee	28,767
Other affiliated payables	19,288
Other payables and accrued expenses	17,173
Collateral on securities loaned, at value	6,585,700
Total liabilities		6,714,718

Net Assets		$ 63,324,749
Net Assets consist of:
Paid in capital		$ 47,416,277
Undistributed net investment income		17,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,030,141
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,860,491
Net Assets, for 1,222,975 shares outstanding		$ 63,324,749
Net Asset Value, offering price and redemption price per share ($63,324,749 ÷ 1,222,975 shares)		$ 51.78

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 371,551
Interest		32
Income from Fidelity Central Funds (including $36,890 from security lending)		47,400
Total income		418,983

Expenses
Management fee	$ 215,079
Transfer agent fees	116,285
Accounting and security lending fees	16,448
Custodian fees and expenses	6,863
Independent trustees' compensation	156
Registration fees	24,757
Audit	16,663
Legal	259
Miscellaneous	1,134
Total expenses before reductions	397,644
Expense reductions	(1,201)	396,443
Net investment income (loss)		22,540
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,155,089
Foreign currency transactions	(931)
Total net realized gain (loss)		10,154,158
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,150,716)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(11,150,713)
Net gain (loss)		(996,555)
Net increase (decrease) in net assets resulting from operations		$ (974,015)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,540	$ 470,545
Net realized gain (loss)	10,154,158	7,938,899
Change in net unrealized appreciation (depreciation)	(11,150,713)	3,818,862
Net increase (decrease) in net assets resulting from operations	(974,015)	12,228,306
Distributions to shareholders from net investment income	(352,022)	-
Distributions to shareholders from net realized gain	(3,088,181)	(5,786,015)
Total distributions	(3,440,203)	(5,786,015)
Share transactions Proceeds from sales of shares	18,445,244	125,590,066
Reinvestment of distributions	3,212,514	5,539,472
Cost of shares redeemed	(37,767,305)	(120,775,927)
Net increase (decrease) in net assets resulting from share transactions	(16,109,547)	10,353,611
Redemption fees	5,761	37,760
Total increase (decrease) in net assets	(20,518,004)	16,833,662

Net Assets
Beginning of period	83,842,753	67,009,091
End of period (including undistributed net investment income of $17,840 and undistributed net investment income of $470,109, respectively)	$ 63,324,749	$ 83,842,753
Other Information Shares
Sold	335,504	2,368,259
Issued in reinvestment of distributions	58,848	105,399
Redeemed	(696,474)	(2,268,109)
Net increase (decrease)	(302,122)	205,549

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 54.98	$ 50.78	$ 50.89	$ 47.39	$ 30.72	$ 41.67
Income from Investment Operations
Net investment income (loss) E	.02	.30 H	(.10)	(.01)	(.19)	(.28)
Net realized and unrealized gain (loss)	(1.07)	7.46	6.24	4.00	16.83	(10.70)
Total from investment operations	(1.05)	7.76	6.14	3.99	16.64	(10.98)
Distributions from net investment income	(.22)	-	-	(.01)	-	-
Distributions from net realized gain	(1.93)	(3.58)	(6.29)	(.50)	-	-
Total distributions	(2.15)	(3.58)	(6.29)	(.51)	-	-
Redemption fees added to paid in capital E	- K	.02	.04	.02	.03	.03
Net asset value, end of period	$ 51.78	$ 54.98	$ 50.78	$ 50.89	$ 47.39	$ 30.72
Total Return B,C,D	(2.11)%	15.79%	12.77%	8.47%	54.26%	(26.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.04% A	1.06%	1.06%	1.08%	1.31%	1.32%
Expenses net of fee waivers, if any	1.04% A	1.06%	1.06%	1.08%	1.31%	1.32%
Expenses net of all reductions	1.03% A	1.06%	1.04%	1.03%	1.28%	1.25%
Net investment income (loss)	.06% A	.58% H	(.20)%	(.02)%	(.46)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,325	$ 83,843	$ 67,009	$ 105,346	$ 87,086	$ 63,627
Portfolio turnover rate G	196% A	202%	114%	94%	85%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.37 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.13)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, non-taxable dividends, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Automotive Portfolio	$ 65,438,191	$ 100,838	$ (8,189,995)	$ (8,089,157)
Construction and Housing Portfolio	97,221,909	17,538,364	(6,826,312)	10,712,052
Consumer Discretionary Portfolio	31,393,951	3,677,566	(1,283,047)	2,394,519
Leisure Portfolio	236,551,718	35,262,771	(9,927,279)	25,335,492
Multimedia Portfolio	82,710,709	13,989,157	(2,000,034)	11,989,123
Retailing Portfolio	64,410,518	7,739,058	(2,233,657)	5,505,401

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	83,040,438	76,332,755
Construction and Housing Portfolio	45,804,971	86,742,907
Consumer Discretionary Portfolio	25,251,634	32,968,570
Leisure Portfolio	90,973,481	112,518,527
Multimedia Portfolio	26,483,765	36,027,148
Retailing Portfolio	74,810,113	94,561,691

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.26%	.56%
Construction and Housing Portfolio	.30%	.26%	.56%
Consumer Discretionary Portfolio	.30%	.26%	.56%
Leisure Portfolio	.30%	.26%	.56%
Multimedia Portfolio	.30%	.26%	.56%
Retailing Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.31%
Construction and Housing Portfolio	.31%
Consumer Discretionary Portfolio	.31%
Leisure Portfolio	.28%
Multimedia Portfolio	.28%
Retailing Portfolio	.30%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$ 2,464
Construction and Housing Portfolio	55
Consumer Discretionary Portfolio	346
Leisure Portfolio	47
Multimedia Portfolio	494
Retailing Portfolio	220

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment

Semiannual Report

7. Committed Line of Credit - continued

fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Automotive Portfolio	$ 37
Construction and Housing Portfolio	154
Consumer Discretionary Portfolio	44
Leisure Portfolio	278
Multimedia Portfolio	111
Retailing Portfolio	90

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Automotive Portfolio	1.15%	$ 26,653

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Transfer Agent expense reduction

Automotive Portfolio	$ 2,545	$ 232
Construction and Housing Portfolio	1,271	2,125
Consumer Discretionary Portfolio	202	807
Leisure Portfolio	392	2,248
Multimedia Portfolio	389	1,862
Retailing Portfolio	957	213

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Automotive
Select Construction and Housing
Select Consumer Discretionary
Select Leisure
Select Multimedia
Select Retailing

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included changes to each fund's index. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Automotive Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Construction and Housing Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Consumer Discretionary Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Leisure Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Multimedia Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Retailing Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Automotive Portfolio

Construction and Housing Portfolio

Semiannual Report

Consumer Discretionary Portfolio

Leisure Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Multimedia Portfolio

Retailing Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's (except Automotive Portfolio's) total expenses ranked below its competitive median for 2006.

The Board noted that Automotive Portfolio's total expenses ranked above its competitive median for 2006. The Board considered that, effective January 1, 2007, FMR voluntarily agreed to reimburse the fund to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 115 basis points. The Board also considered that, if the 115 basis point voluntary expense reimbursement had been in effect for 2006, the fund's total expenses would have ranked below the median.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SELCON-USAN-1007
1.813636.102

Fidelity®

Select Portfolios®

Consumer Staples Sector

Select Consumer Staples Portfolio

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Consumer Staples	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 1,092.70	$ 6.31
Hypothetical A	$ 1,000.00	$ 1,019.10	$ 6.09
Class T
Actual	$ 1,000.00	$ 1,091.80	$ 7.36
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.10
Class B
Actual	$ 1,000.00	$ 1,088.70	$ 10.24
Hypothetical A	$ 1,000.00	$ 1,015.33	$ 9.88
Class C
Actual	$ 1,000.00	$ 1,089.10	$ 10.03
Hypothetical A	$ 1,000.00	$ 1,015.53	$ 9.68
Consumer Staples
Actual	$ 1,000.00	$ 1,094.50	$ 4.79
Hypothetical A	$ 1,000.00	$ 1,020.56	$ 4.62
Institutional Class
Actual	$ 1,000.00	$ 1,094.70	$ 4.53
Hypothetical A	$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.20%
Class T	1.40%
Class B	1.95%
Class C	1.91%
Consumer Staples	.91%
Institutional Class	.86%

Semiannual Report

Select Consumer Staples Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	16.3	18.0
The Coca-Cola Co.	8.8	8.0
PepsiCo, Inc.	7.8	9.8
CVS Caremark Corp.	5.5	4.1
Wal-Mart Stores, Inc.	4.8	2.1
Altria Group, Inc.	4.4	5.7
British American Tobacco PLC sponsored ADR	4.4	4.2
Nestle SA sponsored ADR	4.1	4.0
Colgate-Palmolive Co.	4.0	4.1
Walgreen Co.	3.0	2.0
	63.1
Top Industries (% of fund's net assets)
As of August 31, 2007
Beverages	26.4%
Household Products	20.8%
Food & Staples Retailing	20.4%
Food Products	14.2%
Tobacco	11.3%
All Others*	6.9%

As of February 28, 2007
Beverages	29.2%
Household Products	22.1%
Food & Staples Retailing	15.4%
Food Products	14.4%
Tobacco	12.3%
All Others*	6.6%

* Includes short-term investments and net other assets.

Semiannual Report

Select Consumer Staples Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BEVERAGES - 26.4%
Brewers - 6.1%
Anadolu Efes Biracilk Ve Malt Sanyii AS	18,000	$ 654,357
Boston Beer Co., Inc. Class A (a)	100	4,876
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	100	6,997
Grupo Modelo SA de CV Series C	100	490
Heineken NV (Bearer)	109,600	6,915,760
InBev SA	58,200	4,773,184
Molson Coors Brewing Co. Class B	132,140	11,821,244
SABMiller PLC	182,000	4,991,612
		29,168,520
Distillers & Vintners - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	17,800	1,273,768
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100	2,418
Diageo PLC sponsored ADR	55,500	4,740,810
Pernod Ricard SA	22,400	4,715,736
		10,732,732
Soft Drinks - 18.0%
Coca-Cola Femsa SA de CV sponsored ADR	29,200	1,185,520
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	84,700	4,066,447
Coca-Cola Icecek AS	68,000	575,495
Fomento Economico Mexicano SA de CV sponsored ADR	300	10,452
Hansen Natural Corp. (a)	100	4,491
Jones Soda Co. (a)(d)	85,000	918,000
PepsiCo, Inc.	544,800	37,062,744
The Coca-Cola Co.	773,600	41,604,208
		85,427,357
TOTAL BEVERAGES		125,328,609
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Senomyx, Inc. (a)	109,700	1,465,592
FOOD & STAPLES RETAILING - 20.4%
Drug Retail - 8.8%
CVS Caremark Corp.	694,100	26,250,862
Rite Aid Corp. (a)(d)	230,400	1,168,128
Walgreen Co.	319,900	14,417,893
		41,836,883
Food Distributors - 1.3%
Sysco Corp.	162,900	5,437,602
United Natural Foods, Inc. (a)	25,100	673,684
		6,111,286
Food Retail - 5.5%
Kroger Co.	332,700	8,843,166
Safeway, Inc. (d)	261,800	8,306,914

	Shares	Value
SUPERVALU, Inc.	111,800	$ 4,712,370
Tesco PLC	100	867
The Great Atlantic & Pacific Tea Co. (a)(d)	48,300	1,514,688
Whole Foods Market, Inc.	53,700	2,376,762
		25,754,767
Hypermarkets & Super Centers - 4.8%
Wal-Mart Stores, Inc.	521,400	22,748,682
TOTAL FOOD & STAPLES RETAILING		96,451,618
FOOD PRODUCTS - 14.2%
Agricultural Products - 2.5%
Archer-Daniels-Midland Co.	169,300	5,705,410
Bunge Ltd.	41,200	3,767,328
Corn Products International, Inc.	26,200	1,184,240
Nutreco Holding NV	14,900	1,029,160
		11,686,138
Packaged Foods & Meats - 11.7%
BioMar Holding AS	11,800	519,044
Cadbury Schweppes PLC sponsored ADR	76,700	3,622,541
Chiquita Brands International, Inc. (a)	56,500	881,400
Dean Foods Co.	92,200	2,476,492
Groupe Danone	79,300	5,987,150
Industrias Bachoco SA de CV sponsored ADR	36,100	1,165,669
Kellogg Co.	48,300	2,653,119
Koninklijke Numico NV	1,000	73,553
Koninklijke Wessanen NV	66,300	1,001,691
Kraft Foods, Inc. Class A	53,500	1,715,210
Lindt & Spruengli AG	59	1,873,446
Marine Harvest ASA (a)	1,285,000	1,507,771
Nestle SA sponsored ADR	178,300	19,470,360
Smithfield Foods, Inc. (a)	42,300	1,384,479
TreeHouse Foods, Inc. (a)	100	2,692
Tyson Foods, Inc. Class A	86,900	1,872,695
Unilever NV (NY Shares)	308,400	9,421,620
		55,628,932
TOTAL FOOD PRODUCTS		67,315,070
HOTELS, RESTAURANTS & LEISURE - 0.6%
Restaurants - 0.6%
Panera Bread Co. Class A (a)	27,600	1,207,224
Starbucks Corp. (a)	62,000	1,708,100
		2,915,324
HOUSEHOLD DURABLES - 0.0%
Housewares & Specialties - 0.0%
Tupperware Brands Corp.	100	3,079
HOUSEHOLD PRODUCTS - 20.8%
Household Products - 20.8%
Colgate-Palmolive Co.	284,800	18,887,936
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - CONTINUED
Household Products - continued
Henkel KGaA	51,423	$ 2,409,931
Procter & Gamble Co. (d)	1,185,297	77,411,747
		98,709,614
PERSONAL PRODUCTS - 2.8%
Personal Products - 2.8%
Avon Products, Inc.	259,100	8,900,085
Bare Escentuals, Inc.	48,805	1,200,603
Herbalife Ltd.	35,900	1,523,955
Physicians Formula Holdings, Inc.	140,000	1,411,200
		13,035,843
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	38,600	2,385,094
TOBACCO - 11.3%
Tobacco - 11.3%
Altria Group, Inc.	300,900	20,885,469
British American Tobacco PLC sponsored ADR	312,300	20,767,950
Japan Tobacco, Inc.	437	2,426,415
KT&G Corp.	32,890	2,502,766
Loews Corp. - Carolina Group	60,100	4,574,812
Souza Cruz Industria Comerico	116,000	2,382,671
		53,540,083
TOTAL COMMON STOCKS (Cost $411,764,799)		461,149,926
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	12,755,061	$ 12,755,061
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	13,431,750	13,431,750
TOTAL MONEY MARKET FUNDS (Cost $26,186,811)		26,186,811
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $437,951,610)		487,336,737
NET OTHER ASSETS - (2.8)%		(13,313,271)
NET ASSETS - 100%		$ 474,023,466
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 218,380
Fidelity Securities Lending Cash Central Fund	69,983
Total	$ 288,363
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.1%
United Kingdom	7.2%
Switzerland	4.5%
Netherlands	3.9%
France	2.3%
Belgium	1.0%
Others (individually less than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,255,571) - See accompanying schedule: Unaffiliated issuers (cost $411,764,799)	$ 461,149,926
Fidelity Central Funds (cost $26,186,811)	26,186,811
Total Investments (cost $437,951,610)		$ 487,336,737
Foreign currency held at value (cost $249,765)		249,765
Receivable for investments sold		3,445,726
Receivable for fund shares sold		4,201,226
Dividends receivable		672,383
Distributions receivable from Fidelity Central Funds		75,737
Prepaid expenses		228
Other receivables		5,748
Total assets		495,987,550

Liabilities
Payable for investments purchased	$ 7,171,172
Payable for fund shares redeemed	1,016,322
Accrued management fee	206,346
Distribution fees payable	4,831
Other affiliated payables	101,946
Other payables and accrued expenses	31,717
Collateral on securities loaned, at value	13,431,750
Total liabilities		21,964,084

Net Assets		$ 474,023,466
Net Assets consist of:
Paid in capital		$ 402,284,642
Undistributed net investment income		3,374,542
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,981,052
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,383,230
Net Assets		$ 474,023,466

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,216,852 ÷ 83,080 shares)	$ 62.79

Maximum offering price per share (100/94.25 of $62.79)	$ 66.62
Class T: Net Asset Value and redemption price per share ($6,635,481 ÷ 105,952 shares)	$ 62.63

Maximum offering price per share (100/96.50 of $62.63)	$ 64.90
Class B: Net Asset Value and offering price per share ($1,613,864 ÷ 25,859 shares)A	$ 62.41

Class C: Net Asset Value and offering price per share ($2,693,699 ÷ 43,143 shares)A	$ 62.44

Consumer Staples Porftolio: Net Asset Value, offering price and redemption price per share ($456,557,048 ÷ 7,263,153 shares)	$ 62.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,306,522 ÷ 20,788 shares)	$ 62.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 4,945,704
Interest		23,896
Income from Fidelity Central Funds		288,363
Total income		5,257,963

Expenses
Management fee	$ 1,152,836
Transfer agent fees	538,144
Distribution fees	16,638
Accounting and security lending fees	82,042
Custodian fees and expenses	43,909
Independent trustees' compensation	675
Registration fees	51,772
Audit	19,041
Legal	989
Miscellaneous	6,075
Total expenses before reductions	1,912,121
Expense reductions	(30,433)	1,881,688
Net investment income (loss)		3,376,275
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,573,103
Foreign currency transactions	(4,619)
Total net realized gain (loss)		19,568,484
Change in net unrealized appreciation (depreciation) on: Investment securities	13,034,178
Assets and liabilities in foreign currencies	(1,949)
Total change in net unrealized appreciation (depreciation)		13,032,229
Net gain (loss)		32,600,713
Net increase (decrease) in net assets resulting from operations		$ 35,976,988

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,376,275	$ 2,292,472
Net realized gain (loss)	19,568,484	23,009,399
Change in net unrealized appreciation (depreciation)	13,032,229	13,327,382
Net increase (decrease) in net assets resulting from operations	35,976,988	38,629,253
Distributions to shareholders from net investment income	(405,401)	(1,582,908)
Distributions to shareholders from net realized gain	(4,383,953)	(15,661,672)
Total distributions	(4,789,354)	(17,244,580)
Share transactions - net increase (decrease)	65,839,101	230,543,294
Redemption fees	14,702	47,547
Total increase (decrease) in net assets	97,041,437	251,975,514

Net Assets
Beginning of period	376,982,029	125,006,515
End of period (including undistributed net investment income of $3,374,542 and undistributed net investment income of $810,260, respectively)	$ 474,023,466	$ 376,982,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.41	(.01)
Net realized and unrealized gain (loss)	4.95	1.28
Total from investment operations	5.36	1.27
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.73)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.79	$ 58.16
Total Return B, C, D	9.27%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.20% A	1.29% A
Expenses net of fee waivers, if any	1.20% A	1.29% A
Expenses net of all reductions	1.19% A	1.28% A
Net investment income (loss)	1.36% A	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,217	$ 986
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.34	(.01)
Net realized and unrealized gain (loss)	4.96	1.18
Total from investment operations	5.30	1.17
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.73)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.63	$ 58.06
Total Return B, C, D	9.18%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.61% A
Expenses net of fee waivers, if any	1.40% A	1.61% A
Expenses net of all reductions	1.39% A	1.60% A
Net investment income (loss)	1.15% A	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,635	$ 529
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28. 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.18	(.07)
Net realized and unrealized gain (loss)	4.94	1.18
Total from investment operations	5.12	1.11
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.71)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.41	$ 58.00
Total Return B, C, D	8.87%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.95% A	2.09% A
Expenses net of fee waivers, if any	1.95% A	2.09% A
Expenses net of all reductions	1.94% A	2.09% A
Net investment income (loss)	.61% A	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,614	$ 226
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.19	(.08)
Net realized and unrealized gain (loss)	4.95	1.18
Total from investment operations	5.14	1.10
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.69)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.44	$ 57.99
Total Return B, C, D	8.91%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	2.14% A
Expenses net of fee waivers, if any	1.91% A	2.14% A
Expenses net of all reductions	1.90% A	2.14% A
Net investment income (loss)	.64% A	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,694	$ 178
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 58.13	$ 52.18	$ 51.42	$ 46.50	$ 35.71	$ 44.68
Income from Investment Operations
Net investment income (loss) E	.50	.56	.50	.29	.22	.25
Net realized and unrealized gain (loss)	4.96	8.88	3.25	4.90	10.80	(8.06)
Total from investment operations	5.46	9.44	3.75	5.19	11.02	(7.81)
Distributions from net investment income	(.06)	(.32)	(.44)	(.29)	(.24)	(.32)
Distributions from net realized gain	(.67)	(3.18)	(2.56)	-	-	(.88)
Total distributions	(.73)	(3.50)	(3.00)	(.29)	(.24)	(1.20)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	.04
Net asset value, end of period	$ 62.86	$ 58.13	$ 52.18	$ 51.42	$ 46.50	$ 35.71
Total Return B, C, D	9.45%	18.43%	7.50%	11.24%	30.94%	(17.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.92% A	1.01%	1.04%	1.06%	1.27%	1.25%
Expenses net of fee waivers, if any	.91% A	.99%	1.04%	1.06%	1.27%	1.25%
Expenses net of all reductions	.90% A	.98%	1.03%	1.05%	1.25%	1.17%
Net investment income (loss)	1.64% A	.99%	.97%	.61%	.55%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 456,557	$ 374,930	$ 125,007	$ 139,328	$ 104,436	$ 88,123
Portfolio turnover rate G	108% A	99%	75%	86%	62%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.52	.07
Net realized and unrealized gain (loss)	4.95	1.16
Total from investment operations	5.47	1.23
Distributions from net investment income	(.07)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.74)	-
Redemption fees added to paid in capital D	- I	- I
Net asset value, end of period	$ 62.85	$ 58.12
Total Return B, C	9.47%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	1.00% A
Expenses net of fee waivers, if any	.86% A	1.00% A
Expenses net of all reductions	.85% A	1.00% A
Net investment income (loss)	1.69% A	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307	$ 132
Portfolio turnover rate F	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. . The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 52,100,054
Unrealized depreciation	(3,863,553)
Net unrealized appreciation (depreciation)	$ 48,236,501
Cost for federal income tax purposes	$ 439,100,236

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $284,297,029 and $219,936,273, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,507	$ 560
Class T	.25%	.25%	4,385	169
Class B	.75%	.25%	4,314	3,353
Class C	.75%	.25%	4,432	2,542
			$ 16,638	$ 6,624

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,609
Class T	2,525
Class B *	56
Class C *	82
$ 17,272

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Consumer Staples. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Consumer Staples shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,153.29
Class T	2,299.26
Class B	1,285.30
Class C	1,222.27
Consumer Staples	528,008.26
Institutional Class	1,177.20
	$ 538,144

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $411 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $401 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $69,983.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Consumer Staples	1.15%	$ 15,515

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,419 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,375. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 21
Consumer Staples	2,029
$ 2,050

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 1,646	$ -
Class T	1,109	-
Class B	383	-
Class C	112	-
Consumer Staples	400,738	1,582,908
Institutional Class	1,413	-
Total	$ 405,401	$ 1,582,908
From net realized gain
Class A	$ 17,507	$ -
Class T	12,180	-
Class B	6,410	-
Class C	3,964	-
Consumer Staples	4,330,561	15,661,672
Institutional Class	13,331	-
Total	$ 4,383,953	$ 15,661,672

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007 A	Six months ended August 31, 2007	Year ended February 28, 2007 A
Class A
Shares sold	73,522	17,300	$ 4,505,830	$ 1,017,780
Reinvestment of distributions	313	-	18,843	-
Shares redeemed	(7,715)	(340)	(478,338)	(20,214)
Net increase (decrease)	66,120	16,960	$ 4,046,335	$ 997,566
Class T
Shares sold	99,929	9,119	$ 6,116,120	$ 531,803
Reinvestment of distributions	164	-	9,874	-
Shares redeemed	(3,260)	-	(201,270)	-
Net increase (decrease)	96,833	9,119	$ 5,924,724	$ 531,803
Class B
Shares sold	22,930	3,902	$ 1,396,095	$ 225,744
Reinvestment of distributions	113	-	6,793	-
Shares redeemed	(1,086)	-	(65,208)	-
Net increase (decrease)	21,957	3,902	$ 1,337,680	$ 225,744
Class C
Shares sold	41,341	3,073	$ 2,533,570	$ 177,350
Reinvestment of distributions	64	-	3,857	-
Shares redeemed	(1,335)	-	(82,013)	-
Net increase (decrease)	40,070	3,073	$ 2,455,414	$ 177,350
Consumer Staples
Shares sold	2,895,084	6,369,570	$ 177,541,242	$ 359,958,201
Reinvestment of distributions	74,533	292,584	4,492,833	16,482,463
Shares redeemed	(2,156,124)	(2,608,360)	(131,033,693)	(147,956,526)
Net increase (decrease)	813,493	4,053,794	$ 51,000,382	$ 228,484,138
Institutional Class
Shares sold	39,206	4,028	$ 2,360,576	$ 230,500
Reinvestment of distributions	105	-	6,316	-
Shares redeemed	(20,793)	(1,758)	(1,292,326)	(103,807)
Net increase (decrease)	18,518	2,270	$ 1,074,566	$ 126,693

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Consumer Staples

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for retail class, as well as the fund's relative investment performance for retail class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included a change to the fund's index. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of retail class of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). (The Advisor classes of the fund had less than one year of performance as of December 31, 2006.)

Consumer Staples Portfolio

The Board stated that the relative investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Consumer Staples Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.
Boston, MA
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SELCS-USAN-1007
1.846044.100

Fidelity®

Select Portfolios®

Financials Sector

Select Banking Portfolio

Select Brokerage and Investment Management Portfolio

Select Financial Services Portfolio

Select Home Finance Portfolio

Select Insurance Portfolio

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Financials Sector
Banking	<Click Here>
Brokerage and Investment Management	<Click Here>
Financial Services	<Click Here>
Home Finance	<Click Here>
Insurance	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Banking Portfolio
Actual	$ 1,000.00	$ 954.50	$ 4.47
HypotheticalA	$ 1,000.00	$ 1,020.56	$ 4.62
Brokerage and Investment Management Portfolio
Actual	$ 1,000.00	$ 933.00	$ 4.28
HypotheticalA	$ 1,000.00	$ 1,020.71	$ 4.47
Financial Services Portfolio
Actual	$ 1,000.00	$ 957.90	$ 4.43
HypotheticalA	$ 1,000.00	$ 1,020.61	$ 4.57
Home Finance Portfolio
Actual	$ 1,000.00	$ 853.80	$ 4.33
HypotheticalA	$ 1,000.00	$ 1,020.46	$ 4.72
Insurance Portfolio
Actual	$ 1,000.00	$ 1,001.00	$ 4.63
HypotheticalA	$ 1,000.00	$ 1,020.51	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Banking Portfolio	.91%
Brokerage and Investment Management Portfolio	.88%
Financial Services Portfolio	.90%
Home Finance Portfolio	.93%
Insurance Portfolio	.92%

Semiannual Report

Select Banking Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	18.0	13.9
Wachovia Corp.	11.7	10.9
Fannie Mae	6.8	4.7
U.S. Bancorp, Delaware	6.4	5.8
PNC Financial Services Group, Inc.	3.4	4.2
Freddie Mac	3.2	1.5
SunTrust Banks, Inc.	2.9	2.9
Countrywide Financial Corp.	1.6	3.1
Commerce Bancorp, Inc.	1.5	1.0
Hudson City Bancorp, Inc.	1.4	1.2
	56.9
Top Industries (% of fund's net assets)
As of August 31, 2007
Commercial Banks	67.1%
Thrifts & Mortgage Finance	16.3%
Diversified Financial Services	2.4%
Capital Markets	2.3%
Insurance	1.6%
All Others*	10.3%

As of February 28, 2007
Commercial Banks	76.6%
Thrifts & Mortgage Finance	12.4%
Capital Markets	2.6%
Diversified Financial Services	2.6%
Insurance	2.1%
All Others*	3.7%

* Includes short-term investments and net other assets.

Semiannual Report

Select Banking Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
CAPITAL MARKETS - 2.3%
Asset Management & Custody Banks - 1.9%
Ares Capital Corp.	14,400	$ 236,448
Bank New York Mellon Corp.	39,103	1,580,934
Franklin Resources, Inc.	8,600	1,133,222
Northern Trust Corp.	7,200	442,512
State Street Corp.	22,373	1,372,807
T. Rowe Price Group, Inc.	10,900	559,388
		5,325,311
Diversified Capital Markets - 0.2%
Credit Suisse Group sponsored ADR	2,000	131,280
Investec PLC	36,300	395,670
UBS AG (NY Shares)	2,700	141,048
		667,998
Investment Banking & Brokerage - 0.2%
Macquarie Bank Ltd.	9,856	591,213
TOTAL CAPITAL MARKETS		6,584,522
COMMERCIAL BANKS - 67.1%
Diversified Banks - 38.2%
Allied Irish Banks PLC sponsored ADR	5,600	287,672
Bank Hapoalim BM (Reg.)	69,700	327,960
Bank of Cyprus Public Co. Ltd.	29,300	489,381
Bank of Montreal	6,800	418,219
Bank of Piraeus	13,250	453,084
EFG Eurobank Ergasias SA	13,280	452,300
EFG Eurobank Ergasias SA rights 9/14/07 (a)	13,280	14,293
ICICI Bank Ltd.	11,015	240,791
Raiffeisen International Bank Holding AG	2,900	418,786
Societe Generale Series A	5,300	853,300
Sumitomo Trust & Banking Co. Ltd.	26,000	214,637
U.S. Bancorp, Delaware (d)	568,200	18,381,270
Uniao de Bancos Brasileiros SA (Unibanco) GDR	13,900	1,550,962
Unicredito Italiano SpA	55,200	472,192
Wachovia Corp.	689,592	33,776,216
Wells Fargo & Co.	1,423,756	52,024,042
		110,375,105
Regional Banks - 28.9%
Associated Banc-Corp.	50,320	1,419,527
BancorpSouth, Inc.	25,500	637,245
Bank of Hawaii Corp.	19,100	981,931
Bank of Yokohama Ltd.	31,000	220,310
Banner Corp.	6,800	219,096
BB&T Corp.	87,042	3,458,179
BOK Financial Corp.	11,300	575,509
Boston Private Financial Holdings, Inc. (d)	23,900	648,885
Capitol Bancorp Ltd.	4,700	118,393
Cascade Bancorp (d)	16,050	376,373
Cathay General Bancorp	23,600	767,236

	Shares	Value
Center Financial Corp., California	41,100	$ 651,435
Chiba Bank Ltd.	23,000	185,501
City National Corp.	21,500	1,534,885
Colonial Bancgroup, Inc.	59,500	1,262,590
Columbia Banking Systems, Inc.	9,100	277,641
Commerce Bancorp, Inc.	117,200	4,304,756
Community Bank of Nevada (a)	6,000	147,720
Compass Bancshares, Inc.	6,410	438,759
Cullen/Frost Bankers, Inc.	17,700	912,966
CVB Financial Corp. (d)	91,400	1,088,574
East West Bancorp, Inc.	37,200	1,331,760
Fifth Third Bancorp (d)	59,800	2,134,262
First Charter Corp.	14,800	442,816
First Community Bancorp, California	51,300	2,783,538
First Midwest Bancorp, Inc., Delaware	25,100	860,679
First State Bancorp.	36,800	710,608
Frontier Financial Corp., Washington (d)	22,050	541,989
Fulton Financial Corp.	58,200	855,540
Glacier Bancorp, Inc.	19,800	434,808
Hanmi Financial Corp.	27,000	417,960
IBERIABANK Corp.	5,500	275,935
KeyCorp	18,200	606,060
M&T Bank Corp.	23,800	2,519,944
Marshall & Ilsley Corp.	47,200	2,063,112
MB Financial, Inc.	8,300	292,243
Metrocorp Bancshares, Inc.	8,200	140,220
Nara Bancorp, Inc.	17,000	269,280
Pacific Continental Corp.	8,130	124,389
PNC Financial Services Group, Inc. (d)	140,000	9,851,800
PrivateBancorp, Inc. (d)	9,300	311,364
Prosperity Bancshares, Inc.	29,800	1,006,346
Regions Financial Corp.	113,171	3,542,252
Renasant Corp.	15,700	314,000
Seacoast Banking Corp., Florida (d)	10,600	185,818
Signature Bank, New York (a)	22,500	777,600
South Financial Group, Inc.	32,300	741,285
Sterling Bancshares, Inc.	41,050	469,202
Sterling Financial Corp., Washington	47,300	1,204,731
SunTrust Banks, Inc.	106,748	8,406,405
SVB Financial Group (a)	25,700	1,278,832
Synovus Financial Corp.	90,100	2,488,562
TCF Financial Corp.	43,700	1,104,299
Texas Capital Bancshares, Inc. (a)	18,200	397,124
Tokyo Tomin Bank Ltd.	25,900	823,039
UCBH Holdings, Inc.	41,100	683,082
UMB Financial Corp.	28,500	1,262,550
Umpqua Holdings Corp.	56,600	1,228,220
UnionBanCal Corp.	21,800	1,281,404
United Community Banks, Inc., Georgia	14,400	349,776
Valley National Bancorp	37,844	859,059
Virginia Commerce Bancorp, Inc.	20,000	293,000
Webster Financial Corp.	18,400	781,264
West Coast Bancorp, Oregon	8,300	227,586
Westamerica Bancorp. (d)	14,600	708,830
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Western Alliance Bancorp. (a)(d)	9,200	$ 247,112
Whitney Holding Corp.	22,600	626,020
Wintrust Financial Corp.	42,800	1,846,392
Zions Bancorp	44,401	3,134,711
		83,464,319
TOTAL COMMERCIAL BANKS		193,839,424
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Commercial & Professional Services - 0.1%
CoStar Group, Inc. (a)	3,900	214,617
DIVERSIFIED FINANCIAL SERVICES - 2.4%
Other Diversifed Financial Services - 1.6%
African Bank Investments Ltd.	52,400	231,265
Bank of America Corp.	27,469	1,392,129
Bank of Georgia unit (a)	7,900	302,570
Citigroup, Inc.	28,900	1,354,832
FirstRand Ltd.	71,800	234,973
JPMorgan Chase & Co.	18,226	811,422
Kotak Mahindra Bank Ltd. sponsored GDR (e)	13,432	232,137
		4,559,328
Specialized Finance - 0.8%
MarketAxess Holdings, Inc. (a)	77,200	1,345,596
Singapore Exchange Ltd.	157,000	1,004,363
		2,349,959
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,909,287
INSURANCE - 1.6%
Insurance Brokers - 0.2%
Willis Group Holdings Ltd.	16,300	634,070
Property & Casualty Insurance - 0.3%
Aspen Insurance Holdings Ltd.	27,800	697,502
Reinsurance - 1.1%
Endurance Specialty Holdings Ltd.	17,900	713,673
IPC Holdings Ltd.	43,200	1,098,144
Platinum Underwriters Holdings Ltd.	42,600	1,477,368
		3,289,185
TOTAL INSURANCE		4,620,757
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
CyberSource Corp. (a)	34,076	415,386
IT SERVICES - 0.7%
Data Processing & Outsourced Services - 0.7%
Computershare Ltd.	51,890	437,381

	Shares	Value
Fiserv, Inc. (a)	4,700	$ 218,644
Mastercard, Inc. Class A	10,300	1,410,997
		2,067,022
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Mortgage REITs - 0.2%
Annaly Capital Management, Inc.	48,200	679,138
SOFTWARE - 0.1%
Application Software - 0.1%
Jack Henry & Associates, Inc.	9,600	251,904
THRIFTS & MORTGAGE FINANCE - 16.3%
Thrifts & Mortgage Finance - 16.3%
Bank Mutual Corp.	42,400	502,864
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	50,500	418,645
BankUnited Financial Corp. Class A	46,500	795,150
City Bank Lynnwood, Washington	7,700	236,775
Countrywide Financial Corp.	235,484	4,674,357
Encore Bancshares, Inc.	6,400	140,736
Fannie Mae	301,100	19,755,171
FirstFed Financial Corp., Delaware (a)(d)	8,800	442,200
Franklin Bank Corp. (a)	23,800	218,722
Freddie Mac	148,300	9,136,763
Hudson City Bancorp, Inc.	282,400	4,015,728
New York Community Bancorp, Inc.	60,900	1,077,321
People's United Financial, Inc.	91,590	1,619,311
Radian Group, Inc.	56,200	991,368
Riverview Bancorp, Inc.	14,400	214,992
Washington Federal, Inc.	105,900	2,810,586
		47,050,689
TOTAL COMMON STOCKS (Cost $219,848,435)		262,632,746
Money Market Funds - 14.6%

Fidelity Cash Central Fund, 5.48% (b)	25,248,189	25,248,189
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	16,771,975	16,771,975
TOTAL MONEY MARKET FUNDS (Cost $42,020,164)		42,020,164
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $261,868,599)		304,652,910
NET OTHER ASSETS - (5.5)%		(15,870,600)
NET ASSETS - 100%		$ 288,782,310
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,137 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 311,908
Fidelity Securities Lending Cash Central Fund	43,888
Total	$ 355,796

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,485,142) - See accompanying schedule: Unaffiliated issuers (cost $219,848,435)	$ 262,632,746
Fidelity Central Funds (cost $42,020,164)	42,020,164
Total Investments (cost $261,868,599)		$ 304,652,910
Foreign currency held at value (cost $63)		63
Receivable for fund shares sold		282,135
Dividends receivable		1,091,688
Distributions receivable from Fidelity Central Funds		98,564
Prepaid expenses		506
Other receivables		476
Total assets		306,126,342

Liabilities
Payable to custodian bank	$ 26,188
Payable for fund shares redeemed	320,780
Accrued management fee	129,570
Other affiliated payables	70,816
Other payables and accrued expenses	24,703
Collateral on securities loaned, at value	16,771,975
Total liabilities		17,344,032

Net Assets		$ 288,782,310
Net Assets consist of:
Paid in capital		$ 233,163,166
Undistributed net investment income		3,778,780
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,056,029
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,784,335
Net Assets, for 9,310,843 shares outstanding		$ 288,782,310
Net Asset Value, offering price and redemption price per share ($288,782,310 ÷ 9,310,843 shares)		$ 31.02

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 4,849,982
Interest		974
Income from Fidelity Central Funds (including $43,888 from security lending)		355,796
Total income		5,206,752

Expenses
Management fee	$ 881,787
Transfer agent fees	404,238
Accounting and security lending fees	64,564
Custodian fees and expenses	25,839
Independent trustees' compensation	524
Registration fees	24,002
Audit	17,522
Legal	966
Miscellaneous	9,756
Total expenses before reductions	1,429,198
Expense reductions	(8,469)	1,420,729
Net investment income (loss)		3,786,023
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $41,589)	9,272,017
Investment not meeting investment restrictions	(443)
Foreign currency transactions	(4,067)
Payment from investment advisor for loss on investment not meeting investment restrictions	443
Total net realized gain (loss)		9,267,950
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $25,759)	(26,997,822)
Assets and liabilities in foreign currencies	(66)
Total change in net unrealized appreciation (depreciation)		(26,997,888)
Net gain (loss)		(17,729,938)
Net increase (decrease) in net assets resulting from operations		$ (13,943,915)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Banking Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,786,023	$ 8,067,325
Net realized gain (loss)	9,267,950	65,410,202
Change in net unrealized appreciation (depreciation)	(26,997,888)	(43,368,605)
Net increase (decrease) in net assets resulting from operations	(13,943,915)	30,108,922
Distributions to shareholders from net investment income	(1,196,467)	(6,850,404)
Distributions to shareholders from net realized gain	(8,774,093)	(51,988,884)
Total distributions	(9,970,560)	(58,839,288)
Share transactions Proceeds from sales of shares	29,657,556	139,550,400
Reinvestment of distributions	9,451,437	55,233,195
Cost of shares redeemed	(75,688,207)	(183,848,844)
Net increase (decrease) in net assets resulting from share transactions	(36,579,214)	10,934,751
Redemption fees	5,085	57,667
Total increase (decrease) in net assets	(60,488,604)	(17,737,948)

Net Assets
Beginning of period	349,270,914	367,008,862
End of period (including undistributed net investment income of $3,778,780 and undistributed net investment income of $2,602,015, respectively)	$ 288,782,310	$ 349,270,914
Other Information Shares
Sold	928,947	3,797,777
Issued in reinvestment of distributions	296,655	1,648,055
Redeemed	(2,335,373)	(5,022,905)
Net increase (decrease)	(1,109,771)	422,927

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 33.52	$ 36.71	$ 37.98	$ 40.80	$ 29.86	$ 33.26
Income from Investment Operations
Net investment income (loss) E	.39	.78	.76	.67	.52	.50
Net realized and unrealized gain (loss)	(1.89)	2.12	1.82	.54	11.36	(3.57)
Total from investment operations	(1.50)	2.90	2.58	1.21	11.88	(3.07)
Distributions from net investment income	(.12)	(.71)	(.62)	(.57)	(.48)	(.34)
Distributions from net realized gain	(.88)	(5.39)	(3.23)	(3.46)	(.46)	-
Total distributions	(1.00)	(6.10)	(3.85)	(4.03)	(.94)	(.34)
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	.01
Net asset value, end of period	$ 31.02	$ 33.52	$ 36.71	$ 37.98	$ 40.80	$ 29.86
Total Return B, C, D	(4.55)%	8.23%	7.22%	2.68%	40.08%	(9.24)%
Ratios to Average Net Assets F, H
Expenses before reductions	.91% A	.93%	.94%	.95%	1.08%	1.11%
Expenses net of fee waivers, if any	.91% A	.93%	.94%	.95%	1.08%	1.11%
Expenses net of all reductions	.90% A	.91%	.92%	.94%	1.07%	1.10%
Net investment income (loss)	2.40% A	2.15%	2.04%	1.70%	1.46%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 288,782	$ 349,271	$ 367,009	$ 475,509	$ 489,376	$ 383,138
Portfolio turnover rate G	71% A	112%	70%	51%	28%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Brokerage and Investment Management Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
State Street Corp.	6.4	5.9
Franklin Resources, Inc.	5.8	4.6
Goldman Sachs Group, Inc.	5.3	4.9
Morgan Stanley	5.0	4.9
Credit Suisse Group sponsored ADR	4.9	4.0
Greenhill & Co., Inc.	4.9	4.3
Bank New York Mellon Corp.	4.9	9.0
Charles Schwab Corp.	4.7	4.9
Julius Baer Holding AG (Bearer)	4.6	4.9
Bear Stearns Companies, Inc.	4.6	4.4
	51.1
Top Industries (% of fund's net assets)
As of August 31, 2007
Capital Markets	79.2%
IT Services	5.8%
Commercial Banks	2.1%
Consumer Finance	0.8%
Commercial Services & Supplies	0.2%
All Others*	11.9%

As of February 28, 2007
Capital Markets	91.0%
Diversified Financial Services	5.3%
Commercial Banks	2.1%
Insurance	0.5%
All Others*	1.1%

* Includes short-term investments and net other assets.

Semiannual Report

Select Brokerage and Investment Management Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value
CAPITAL MARKETS - 79.2%
Asset Management & Custody Banks - 33.8%
Affiliated Managers Group, Inc. (a)	1,000	$ 113,250
AllianceBernstein Holding LP	1,200	99,132
Ameriprise Financial, Inc.	900	54,909
Ashmore Group plc	1,293,900	5,818,836
Bank New York Mellon Corp.	1,034,575	41,827,867
BlueBay Asset Management	1,071,400	9,150,305
EFG International	860,290	38,073,802
Fortress Investment Group LLC (d)	118,300	2,073,799
Franklin Resources, Inc.	375,800	49,519,166
Gluskin Sheff + Associates, Inc.	68,500	1,517,826
Janus Capital Group, Inc.	235,600	6,264,604
Julius Baer Holding AG (Bearer)	600,884	39,765,662
KKR Private Equity Investors, LP Restricted Depositary Units (e)	104,600	2,024,010
Legg Mason, Inc.	948	82,305
Man Group plc	568,000	5,652,831
Northern Trust Corp.	1,700	104,482
Nuveen Investments, Inc. Class A	2,500	155,450
State Street Corp.	890,766	54,657,404
T. Rowe Price Group, Inc. (d)	578,600	29,693,752
Vontobel Holdings AG	70,259	3,429,111
		290,078,503
Diversified Capital Markets - 8.6%
Credit Suisse Group sponsored ADR (d)	647,800	42,521,592
UBS AG (NY Shares)	608,100	31,767,144
		74,288,736
Investment Banking & Brokerage - 36.8%
Bear Stearns Companies, Inc. (d)	359,200	39,030,672
Charles Schwab Corp.	2,014,200	39,881,160
Cowen Group, Inc.	3,400	43,452
E*TRADE Financial Corp. (a)	1,100	17,138
GFI Group, Inc. (a)	7,400	547,600
Goldman Sachs Group, Inc. (d)	259,100	45,604,191
Greenhill & Co., Inc. (d)	730,600	42,301,740
Jefferies Group, Inc.	565,500	14,601,210
Lazard Ltd. Class A	799,700	32,059,973
Lehman Brothers Holdings, Inc. (d)	202,700	11,114,041
Merrill Lynch & Co., Inc.	526,450	38,799,365
Morgan Stanley (d)	682,600	42,573,762
Nomura Holdings, Inc. sponsored ADR	246,400	4,353,888
optionsXpress Holdings, Inc.	181,693	4,273,419
TD Ameritrade Holding Corp. (a)	649	11,779

	Shares	Value
Thomas Weisel Partners Group, Inc. (a)	6,685	$ 90,782
TradeStation Group, Inc. (a)	2,113	23,391
		315,327,563
TOTAL CAPITAL MARKETS		679,694,802
COMMERCIAL BANKS - 2.1%
Diversified Banks - 1.3%
Barclays PLC	8,200	101,680
Industrial & Commercial Bank of China	756,000	492,540
Societe Generale Series A	65,500	10,545,499
		11,139,719
Regional Banks - 0.8%
City National Corp.	98,000	6,996,220
TOTAL COMMERCIAL BANKS		18,135,939
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Diversified Commercial & Professional Services - 0.2%
Equifax, Inc.	41,700	1,606,284
CONSUMER FINANCE - 0.8%
Consumer Finance - 0.8%
Discover Financial Services (a)	296,250	6,855,225
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Specialized Finance - 0.2%
IntercontinentalExchange, Inc. (a)	10,412	1,518,798
NYMEX Holdings, Inc.	600	77,412
		1,596,210
INSURANCE - 0.2%
Life & Health Insurance - 0.2%
Principal Financial Group, Inc.	25,900	1,437,191
Property & Casualty Insurance - 0.0%
AMBAC Financial Group, Inc.	1,200	75,384
TOTAL INSURANCE		1,512,575
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Online Resources Corp. (a)	103,700	1,323,212
IT SERVICES - 5.8%
Data Processing & Outsourced Services - 3.2%
Fiserv, Inc. (a)	452,700	21,059,604
Mastercard, Inc. Class A	47,200	6,465,928
		27,525,532
IT Consulting & Other Services - 2.6%
Cognizant Technology Solutions Corp. Class A (a)	308,400	22,670,484
TOTAL IT SERVICES		50,196,016
TOTAL COMMON STOCKS (Cost $674,773,999)		760,920,263
Money Market Funds - 22.8%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	89,169,046	$ 89,169,046
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	106,086,700	106,086,700
TOTAL MONEY MARKET FUNDS (Cost $195,255,746)		195,255,746
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $870,029,745)		956,176,009
NET OTHER ASSETS - (11.5)%		(98,414,117)
NET ASSETS - 100%		$ 857,761,892
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,024,010 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 521,277
Fidelity Securities Lending Cash Central Fund	1,030,252
Total	$ 1,551,529
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.6%
Switzerland	18.0%
Bermuda	3.7%
United Kingdom	2.7%
France	1.2%
Others (individually less than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $105,571,448) - See accompanying schedule: Unaffiliated issuers (cost $674,773,999)	$ 760,920,263
Fidelity Central Funds (cost $195,255,746)	195,255,746
Total Investments (cost $870,029,745)		$ 956,176,009
Receivable for investments sold		27,582,073
Receivable for fund shares sold		860,142
Dividends receivable		449,435
Distributions receivable from Fidelity Central Funds		348,326
Prepaid expenses		1,204
Other receivables		62,703
Total assets		985,479,892

Liabilities
Payable to custodian bank	$ 802,825
Payable for investments purchased	16,910,130
Payable for fund shares redeemed	3,245,076
Accrued management fee	410,350
Other affiliated payables	235,080
Other payables and accrued expenses	27,839
Collateral on securities loaned, at value	106,086,700
Total liabilities		127,718,000

Net Assets		$ 857,761,892
Net Assets consist of:
Paid in capital		$ 737,974,481
Undistributed net investment income		10,046,719
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,590,568
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		86,150,124
Net Assets, for 12,874,777 shares outstanding		$ 857,761,892
Net Asset Value, offering price and redemption price per share ($857,761,892 ÷ 12,874,777 shares)		$ 66.62

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 10,233,835
Special dividends		2,354,300
Interest		15
Income from Fidelity Central Funds (including $1,030,252 from security lending)		1,551,529
Total income		14,139,679

Expenses
Management fee	$ 3,066,760
Transfer agent fees	1,416,076
Accounting and security lending fees	193,696
Custodian fees and expenses	40,530
Independent trustees' compensation	1,902
Registration fees	53,653
Audit	30,199
Legal	3,705
Interest	8,342
Miscellaneous	12,104
Total expenses before reductions	4,826,967
Expense reductions	(23,810)	4,803,157
Net investment income (loss)		9,336,522
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,364,093
Foreign currency transactions	(3,255)
Total net realized gain (loss)		24,360,838
Change in net unrealized appreciation (depreciation) on: Investment securities	(90,273,430)
Assets and liabilities in foreign currencies	5,808
Total change in net unrealized appreciation (depreciation)		(90,267,622)
Net gain (loss)		(65,906,784)
Net increase (decrease) in net assets resulting from operations		$ (56,570,262)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,336,522	$ 9,151,698
Net realized gain (loss)	24,360,838	154,391,238
Change in net unrealized appreciation (depreciation)	(90,267,622)	(77,210,723)
Net increase (decrease) in net assets resulting from operations	(56,570,262)	86,332,213
Distributions to shareholders from net investment income	(2,306,951)	(9,257,191)
Distributions to shareholders from net realized gain	(33,681,453)	(134,546,271)
Total distributions	(35,988,404)	(143,803,462)
Share transactions Proceeds from sales of shares	193,809,815	1,025,478,285
Reinvestment of distributions	34,614,795	137,702,286
Cost of shares redeemed	(530,723,174)	(1,099,716,887)
Net increase (decrease) in net assets resulting from share transactions	(302,298,564)	63,463,684
Redemption fees	54,370	274,372
Total increase (decrease) in net assets	(394,802,860)	6,266,807

Net Assets
Beginning of period	1,252,564,752	1,246,297,945
End of period (including undistributed net investment income of $10,046,719 and undistributed net investment income of $4,700,292, respectively)	$ 857,761,892	$ 1,252,564,752
Other Information Shares
Sold	2,639,248	13,617,953
Issued in reinvestment of distributions	473,009	1,869,952
Redeemed	(7,234,470)	(14,864,176)
Net increase (decrease)	(4,122,213)	623,729

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 K	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 73.69	$ 76.12	$ 54.95	$ 54.13	$ 33.22	$ 42.32
Income from Investment Operations
Net investment income (loss) E	.63 H	.61	.98 I	.20	.17	.30
Net realized and unrealized gain (loss)	(5.36)	6.18	23.81	.85	20.88	(9.19)
Total from investment operations	(4.73)	6.79	24.79	1.05	21.05	(8.89)
Distributions from net investment income	(.15)	(.59)	(.19)	(.24)	(.16)	(.23)
Distributions from net realized gain	(2.19)	(8.65)	(3.45)	-	-	-
Total distributions	(2.34)	(9.24)	(3.64)	(.24)	(.16)	(.23)
Redemption fees added to paid in capital E	- L	.02	.02	.01	.02	.02
Net asset value, end of period	$ 66.62	$ 73.69	$ 76.12	$ 54.95	$ 54.13	$ 33.22
Total Return B, C, D	(6.70)%	9.27%	45.77%	1.96%	63.56%	(21.02)%
Ratios to Average Net Assets F, J
Expenses before reductions	.88% A	.90%	.95%	.98%	1.12%	1.20%
Expenses net of fee waivers, if any	.88% A	.90%	.95%	.98%	1.12%	1.20%
Expenses net of all reductions	.88% A	.89%	.89%	.94%	1.10%	1.16%
Net investment income (loss)	1.71% A, H	.82%	1.51% I	.40%	.39%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 857,762	$ 1,252,565	$ 1,246,298	$ 415,237	$ 460,574	$ 281,885
Portfolio turnover rate G	39% A	124%	112%	98%	64%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. I Investment income per share reflects a special dividend which amounted to $.58 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Financial Services Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	5.5	4.8
American International Group, Inc.	5.4	8.9
Wells Fargo & Co.	5.4	4.2
JPMorgan Chase & Co.	5.3	5.1
Citigroup, Inc.	5.2	2.5
ACE Ltd.	3.5	2.8
Fannie Mae	3.4	2.3
Platinum Underwriters Holdings Ltd.	3.1	2.4
MetLife, Inc.	2.6	2.3
American Express Co.	2.2	2.2
	41.6
Top Industries (% of fund's net assets)
As of August 31, 2007
Insurance	31.5%
Diversified Financial Services	18.6%
Capital Markets	16.2%
Commercial Banks	13.2%
Thrifts & Mortgage Finance	9.6%
All Others*	10.9%

As of February 28, 2007
Insurance	32.5%
Commercial Banks	18.0%
Capital Markets	16.4%
Diversified Financial Services	13.7%
Real Estate Investment Trusts	7.3%
All Others*	12.1%

* Includes short-term investments and net other assets.

Semiannual Report

Select Financial Services Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CAPITAL MARKETS - 16.2%
Asset Management & Custody Banks - 8.4%
Bank New York Mellon Corp.	130,200	$ 5,263,986
BlackRock Kelso Capital Corp.	37,300	540,850
EFG International	67,400	2,982,918
Fortress Investment Group LLC (d)	65,300	1,144,709
Franklin Resources, Inc.	52,300	6,891,571
Janus Capital Group, Inc.	120,600	3,206,754
Julius Baer Holding AG (Bearer)	27,635	1,828,846
KKR Private Equity Investors, LP	31,700	613,395
KKR Private Equity Investors, LP Restricted Depositary Units (e)	47,000	909,450
State Street Corp.	155,025	9,512,334
T. Rowe Price Group, Inc.	53,200	2,730,224
The Blackstone Group LP	65,100	1,505,763
		37,130,800
Diversified Capital Markets - 0.6%
UBS AG (NY Shares)	49,800	2,601,552
Investment Banking & Brokerage - 7.2%
Bear Stearns Companies, Inc.	41,700	4,531,122
Charles Schwab Corp.	223,600	4,427,280
Goldman Sachs Group, Inc.	27,600	4,857,876
Lazard Ltd. Class A	30,500	1,222,745
Lehman Brothers Holdings, Inc.	44,300	2,428,969
Merrill Lynch & Co., Inc.	100,200	7,384,740
Morgan Stanley	111,900	6,979,203
		31,831,935
TOTAL CAPITAL MARKETS		71,564,287
COMMERCIAL BANKS - 13.2%
Diversified Banks - 9.0%
ICICI Bank Ltd. sponsored ADR	31,300	1,391,285
U.S. Bancorp, Delaware	165,800	5,363,630
Wachovia Corp.	190,468	9,329,123
Wells Fargo & Co.	652,800	23,853,312
		39,937,350
Regional Banks - 4.2%
Cathay General Bancorp	54,047	1,757,068
Center Financial Corp., California	72,800	1,153,880
Colonial Bancgroup, Inc.	53,600	1,137,392
Commerce Bancorp, Inc.	51,000	1,873,230
Nara Bancorp, Inc.	46,141	730,873
PNC Financial Services Group, Inc.	113,400	7,979,958
SVB Financial Group (a)	62,000	3,085,120
Wintrust Financial Corp.	3,733	161,042
Zions Bancorp	11,900	840,140
		18,718,703
TOTAL COMMERCIAL BANKS		58,656,053

	Shares	Value
CONSUMER FINANCE - 3.5%
Consumer Finance - 3.5%
American Express Co.	165,500	$ 9,701,610
Capital One Financial Corp. (d)	48,800	3,155,408
Discover Financial Services (a)	55,450	1,283,113
Dollar Financial Corp. (a)	63,279	1,517,430
		15,657,561
DIVERSIFIED FINANCIAL SERVICES - 18.6%
Other Diversifed Financial Services - 16.0%
Bank of America Corp.	480,731	24,363,446
Citigroup, Inc.	493,434	23,132,186
JPMorgan Chase & Co.	527,645	23,490,755
		70,986,387
Specialized Finance - 2.6%
CME Group, Inc.	11,200	6,213,760
Deutsche Boerse AG	19,400	2,140,797
MarketAxess Holdings, Inc. (a)	180,700	3,149,601
		11,504,158
TOTAL DIVERSIFIED FINANCIAL SERVICES		82,490,545
INSURANCE - 31.5%
Insurance Brokers - 1.0%
National Financial Partners Corp.	63,300	3,089,040
Willis Group Holdings Ltd.	28,560	1,110,984
		4,200,024
Life & Health Insurance - 6.5%
AFLAC, Inc.	98,800	5,267,028
MetLife, Inc.	177,500	11,368,875
Principal Financial Group, Inc.	85,000	4,716,650
Prudential Financial, Inc.	81,100	7,281,158
		28,633,711
Multi-Line Insurance - 7.1%
American International Group, Inc.	363,451	23,987,766
Assurant, Inc.	34,100	1,757,514
Hartford Financial Services Group, Inc.	66,300	5,894,733
		31,640,013
Property & Casualty Insurance - 9.0%
ACE Ltd.	266,100	15,369,936
Argo Group International Holdings, Ltd. (a)	52,317	2,133,487
Aspen Insurance Holdings Ltd.	169,000	4,240,210
Axis Capital Holdings Ltd.	139,300	5,028,730
MBIA, Inc.	65,200	3,912,000
The Travelers Companies, Inc.	94,700	4,786,138
United America Indemnity Ltd. Class A (a)	105,500	2,283,020
XL Capital Ltd. Class A	29,900	2,278,380
		40,031,901
Reinsurance - 7.9%
Endurance Specialty Holdings Ltd.	217,770	8,682,490
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Everest Re Group Ltd.	30,900	$ 3,148,092
Greenlight Capital Re, Ltd.	900	17,838
IPC Holdings Ltd.	103,779	2,638,062
Max Capital Group Ltd.	155,999	4,283,733
Montpelier Re Holdings Ltd.	51,600	849,336
PartnerRe Ltd.	19,700	1,432,387
Platinum Underwriters Holdings Ltd.	401,288	13,916,668
		34,968,606
TOTAL INSURANCE		139,474,255
REAL ESTATE INVESTMENT TRUSTS - 5.1%
Mortgage REITs - 0.7%
Annaly Capital Management, Inc.	224,400	3,161,796
Residential REITs - 1.1%
Equity Lifestyle Properties, Inc.	56,400	2,746,680
UDR, Inc.	90,000	2,259,900
		5,006,580
Retail REITs - 3.3%
CBL & Associates Properties, Inc.	30,360	1,000,666
Developers Diversified Realty Corp.	103,600	5,540,528
General Growth Properties, Inc.	103,200	5,130,072
Simon Property Group, Inc.	28,300	2,686,236
		14,357,502
TOTAL REAL ESTATE INVESTMENT TRUSTS		22,525,878
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Management & Development - 1.1%
Mitsubishi Estate Co. Ltd.	188,000	5,032,598
THRIFTS & MORTGAGE FINANCE - 9.6%
Thrifts & Mortgage Finance - 9.6%
BankUnited Financial Corp. Class A (d)	143,100	2,447,010
Countrywide Financial Corp.	213,756	4,243,057
Fannie Mae	229,600	15,064,056
FirstFed Financial Corp., Delaware (a)(d)	41,700	2,095,425

	Shares	Value
Freddie Mac	157,300	$ 9,691,253
Hudson City Bancorp, Inc.	212,711	3,024,750
MGIC Investment Corp.	12,400	373,984
Radian Group, Inc.	30,000	529,200
Washington Mutual, Inc.	137,400	5,045,328
		42,514,063
TOTAL COMMON STOCKS (Cost $338,838,167)		437,915,240
Money Market Funds - 0.9%

Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c) (Cost $4,217,744)	4,217,744	4,217,744
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $343,055,911)		442,132,984
NET OTHER ASSETS - 0.3%		1,140,573
NET ASSETS - 100%		$ 443,273,557
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $909,450 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 68,752
Fidelity Securities Lending Cash Central Fund	34,274
Total	$ 103,026
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.1%
Bermuda	11.0%
Cayman Islands	4.0%
Switzerland	1.7%
Japan	1.1%
Others (individually less than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,175,720) - See accompanying schedule: Unaffiliated issuers (cost $338,838,167)	$ 437,915,240
Fidelity Central Funds (cost $4,217,744)	4,217,744
Total Investments (cost $343,055,911)		$ 442,132,984
Receivable for investments sold		6,108,687
Receivable for fund shares sold		381,337
Dividends receivable		504,773
Distributions receivable from Fidelity Central Funds		18,576
Prepaid expenses		636
Other receivables		2,007
Total assets		449,149,000

Liabilities
Payable to custodian bank	$ 681,863
Payable for fund shares redeemed	626,963
Accrued management fee	207,420
Other affiliated payables	120,201
Other payables and accrued expenses	21,252
Collateral on securities loaned, at value	4,217,744
Total liabilities		5,875,443

Net Assets		$ 443,273,557
Net Assets consist of:
Paid in capital		$ 321,702,358
Undistributed net investment income		3,417,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,076,519
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		99,077,360
Net Assets, for 3,988,621 shares outstanding		$ 443,273,557
Net Asset Value, offering price and redemption price per share ($443,273,557 ÷ 3,988,621 shares)		$ 111.13

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 5,601,727
Interest		11
Income from Fidelity Central Funds (including $34,274 from security lending)		103,026
Total income		5,704,764

Expenses
Management fee	$ 1,421,616
Transfer agent fees	682,701
Accounting and security lending fees	99,014
Custodian fees and expenses	19,569
Independent trustees' compensation	863
Registration fees	27,102
Audit	23,634
Legal	1,622
Miscellaneous	8,141
Total expenses before reductions	2,284,262
Expense reductions	(11,022)	2,273,240
Net investment income (loss)		3,431,524
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,892,778
Foreign currency transactions	29,974
Total net realized gain (loss)		19,922,752
Change in net unrealized appreciation (depreciation) on: Investment securities	(42,073,944)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(42,073,942)
Net gain (loss)		(22,151,190)
Net increase (decrease) in net assets resulting from operations		$ (18,719,666)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,431,524	$ 6,679,039
Net realized gain (loss)	19,922,752	51,345,654
Change in net unrealized appreciation (depreciation)	(42,073,942)	(8,075,152)
Net increase (decrease) in net assets resulting from operations	(18,719,666)	49,949,541
Distributions to shareholders from net investment income	(1,108,971)	(5,509,123)
Distributions to shareholders from net realized gain	(4,790,739)	(55,761,519)
Total distributions	(5,899,710)	(61,270,642)
Share transactions Proceeds from sales of shares	51,574,195	178,601,633
Reinvestment of distributions	5,621,017	58,356,068
Cost of shares redeemed	(130,892,596)	(174,338,840)
Net increase (decrease) in net assets resulting from share transactions	(73,697,384)	62,618,861
Redemption fees	14,325	39,370
Total increase (decrease) in net assets	(98,302,435)	51,337,130

Net Assets
Beginning of period	541,575,992	490,238,862
End of period (including undistributed net investment income of $3,417,320 and undistributed net investment income of $2,225,926, respectively)	$ 443,273,557	$ 541,575,992
Other Information Shares
Sold	442,986	1,484,101
Issued in reinvestment of distributions	48,129	501,082
Redeemed	(1,118,162)	(1,454,591)
Net increase (decrease)	(627,047)	530,592

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 117.33	$ 120.01	$ 114.70	$ 121.09	$ 84.14	$ 99.95
Income from Investment Operations
Net investment income (loss) E	.80	1.56	1.41	1.11	.96	.74
Net realized and unrealized gain (loss)	(5.67)	10.14	13.73	2.75	36.92	(15.75)
Total from investment operations	(4.87)	11.70	15.14	3.86	37.88	(15.01)
Distributions from net investment income	(.25)	(1.29)	(1.34)	(.89)	(.94)	(.82)
Distributions from net realized gain	(1.08)	(13.10)	(8.50)	(9.37)	-	-
Total distributions	(1.33)	(14.39)	(9.84)	(10.26)	(.94)	(.82)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 111.13	$ 117.33	$ 120.01	$ 114.70	$ 121.09	$ 84.14
Total Return B, C, D	(4.21)%	10.14%	14.51%	3.29%	45.17%	(15.06)%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.93%	.97%	.97%	1.09%	1.12%
Expenses net of fee waivers, if any	.90% A	.93%	.97%	.97%	1.09%	1.12%
Expenses net of all reductions	.89% A	.92%	.95%	.94%	1.07%	1.09%
Net investment income (loss)	1.35% A	1.31%	1.26%	.96%	.92%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 443,274	$ 541,576	$ 490,239	$ 487,073	$ 555,577	$ 389,392
Portfolio turnover rate G	51% A	55%	47%	101%	51%	76%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Home Finance Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	16.6	10.8
Countrywide Financial Corp.	8.0	11.6
Freddie Mac	6.6	5.2
Washington Mutual, Inc.	6.0	5.3
Wells Fargo & Co.	5.5	4.4
Hudson City Bancorp, Inc.	5.5	4.3
Annaly Capital Management, Inc.	4.4	1.9
New York Community Bancorp, Inc.	2.8	2.2
People's United Financial, Inc.	2.7	2.7
Commerce Bancorp, Inc.	2.6	1.8
	60.7
Top Industries (% of fund's net assets)
As of August 31, 2007
Thrifts & Mortgage Finance	70.0%
Commercial Banks	14.5%
Real Estate Investment Trusts	4.4%
Diversified Financial Services	3.7%
Consumer Finance	3.2%
All Others*	4.2%

As of February 28, 2007
Thrifts & Mortgage Finance	70.5%
Commercial Banks	11.0%
Consumer Finance	4.7%
Insurance	3.9%
Real Estate Investment Trusts	2.5%
All Others*	7.4%

* Includes short-term investments and net other assets.

Semiannual Report

Select Home Finance Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CAPITAL MARKETS - 2.0%
Asset Management & Custody Banks - 2.0%
EFG International	31,690	$ 1,402,502
State Street Corp.	40,452	2,482,135
		3,884,637
COMMERCIAL BANKS - 14.5%
Diversified Banks - 7.7%
HDFC Bank Ltd. sponsored ADR	13,900	1,232,235
ICICI Bank Ltd. sponsored ADR	24,400	1,084,580
Wachovia Corp.	41,015	2,008,915
Wells Fargo & Co.	290,100	10,600,254
		14,925,984
Regional Banks - 6.8%
Center Financial Corp., California	16,788	266,090
Colonial Bancgroup, Inc.	24,600	522,012
Commerce Bancorp, Inc.	134,900	4,954,877
EuroBancshares, Inc. (a)	31,908	265,475
PNC Financial Services Group, Inc.	15,500	1,090,735
Prosperity Bancshares, Inc.	31,100	1,050,247
Sterling Financial Corp., Washington	94,700	2,412,009
Webster Financial Corp.	57,500	2,441,450
		13,002,895
TOTAL COMMERCIAL BANKS		27,928,879
CONSUMER FINANCE - 3.2%
Consumer Finance - 3.2%
American Express Co.	37,400	2,192,388
Capital One Financial Corp. (d)	61,002	3,944,389
		6,136,777
DIVERSIFIED FINANCIAL SERVICES - 3.7%
Other Diversifed Financial Services - 3.7%
Bank of America Corp.	55,500	2,812,740
Citigroup, Inc.	60,400	2,831,552
JPMorgan Chase & Co.	34,400	1,531,488
		7,175,780
INSURANCE - 0.9%
Property & Casualty Insurance - 0.9%
Argo Group International Holdings, Ltd. (a)	39,940	1,628,753

	Shares	Value
Reinsurance - 0.0%
RenaissanceRe Holdings Ltd.	1,003	$ 57,452
TOTAL INSURANCE		1,686,205
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
Fidelity National Information Services, Inc.	20,632	977,957
REAL ESTATE INVESTMENT TRUSTS - 4.4%
Mortgage REITs - 4.4%
Annaly Capital Management, Inc.	604,300	8,514,587
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Move, Inc. (a)	95,590	286,770
THRIFTS & MORTGAGE FINANCE - 70.0%
Thrifts & Mortgage Finance - 70.0%
Astoria Financial Corp.	128,600	3,352,602
Bank Mutual Corp.	163,900	1,943,854
BankUnited Financial Corp. Class A (d)	203,400	3,478,140
Beverly Hills Bancorp, Inc.	50,000	309,500
Brookline Bancorp, Inc., Delaware	62,300	779,373
Countrywide Financial Corp.	771,800	15,320,230
Dime Community Bancshares, Inc.	30,500	415,715
Downey Financial Corp. (d)	15,900	899,781
Fannie Mae (d)	487,200	31,965,192
First Niagara Financial Group, Inc.	108,100	1,527,453
FirstFed Financial Corp., Delaware (a)(d)	77,900	3,914,475
Flagstar Bancorp, Inc.	70,900	872,070
Freddie Mac (d)	204,600	12,605,406
Hudson City Bancorp, Inc.	744,300	10,583,946
IndyMac Bancorp, Inc. (d)	20,200	488,840
MAF Bancorp., Inc.	200	10,738
MGIC Investment Corp.	145,400	4,385,264
New York Community Bancorp, Inc. (d)	306,437	5,420,871
NewAlliance Bancshares, Inc.	124,700	1,859,277
NexCen Brands, Inc. (a)	65,400	446,682
People's United Financial, Inc.	298,980	5,285,966
PFF Bancorp, Inc.	22,800	399,456
Provident Financial Services, Inc.	62,500	1,050,000
Radian Group, Inc.	99,700	1,758,708
Sovereign Bancorp, Inc. (d)	235,543	4,258,617
The PMI Group, Inc.	111,657	3,537,294
Triad Guaranty, Inc. (a)(d)	21,600	361,368
Trustco Bank Corp., New York (d)	76,800	858,624
Washington Federal, Inc.	177,212	4,703,206
Washington Mutual, Inc.	311,900	11,452,968
Westfield Financial, Inc.	58,500	591,435
		134,837,051
TOTAL COMMON STOCKS (Cost $184,611,308)		191,428,643
Money Market Funds - 16.5%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	1,089,246	$ 1,089,246
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	30,557,457	30,557,457
TOTAL MONEY MARKET FUNDS (Cost $31,646,703)		31,646,703
TOTAL INVESTMENT PORTFOLIO - 115.9% (Cost $216,258,011)		223,075,346
NET OTHER ASSETS - (15.9)%		(30,549,208)
NET ASSETS - 100%		$ 192,526,138
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,026
Fidelity Securities Lending Cash Central Fund	121,873
Total	$ 172,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Home Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,592,481) - See accompanying schedule: Unaffiliated issuers (cost $184,611,308)	$ 191,428,643
Fidelity Central Funds (cost $31,646,703)	31,646,703
Total Investments (cost $216,258,011)		$ 223,075,346
Receivable for investments sold		80,655
Receivable for fund shares sold		311,109
Dividends receivable		275,546
Distributions receivable from Fidelity Central Funds		23,767
Prepaid expenses		375
Total assets		223,766,798

Liabilities
Payable for investments purchased	$ 95,329
Payable for fund shares redeemed	423,738
Accrued management fee	90,040
Other affiliated payables	55,975
Other payables and accrued expenses	18,121
Collateral on securities loaned, at value	30,557,457
Total liabilities		31,240,660

Net Assets		$ 192,526,138
Net Assets consist of:
Paid in capital		$ 182,746,455
Undistributed net investment income		1,997,782
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		964,567
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,817,334
Net Assets, for 4,785,774 shares outstanding		$ 192,526,138
Net Asset Value, offering price and redemption price per share ($192,526,138 ÷ 4,785,774 shares)		$ 40.23

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,931,510
Interest		17
Income from Fidelity Central Funds (including $121,873 from security lending)		172,899
Total income		3,104,426

Expenses
Management fee	$ 648,365
Transfer agent fees	321,998
Accounting and security lending fees	49,219
Custodian fees and expenses	10,733
Independent trustees' compensation	370
Registration fees	20,016
Audit	17,046
Legal	810
Miscellaneous	8,255
Total expenses before reductions	1,076,812
Expense reductions	(2,333)	1,074,479
Net investment income (loss)		2,029,947
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,318,636
Foreign currency transactions	(402)
Total net realized gain (loss)		3,318,234
Change in net unrealized appreciation (depreciation) on: Investment securities	(38,610,784)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(38,610,785)
Net gain (loss)		(35,292,551)
Net increase (decrease) in net assets resulting from operations		$ (33,262,604)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Home Finance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,029,947	$ 4,292,612
Net realized gain (loss)	3,318,234	38,216,841
Change in net unrealized appreciation (depreciation)	(38,610,785)	(23,566,971)
Net increase (decrease) in net assets resulting from operations	(33,262,604)	18,942,482
Distributions to shareholders from net investment income	(811,970)	(4,052,900)
Distributions to shareholders from net realized gain	(5,430,057)	(32,100,974)
Total distributions	(6,242,027)	(36,153,874)
Share transactions Proceeds from sales of shares	19,072,888	45,152,786
Reinvestment of distributions	6,011,943	34,666,757
Cost of shares redeemed	(49,929,251)	(97,876,938)
Net increase (decrease) in net assets resulting from share transactions	(24,844,420)	(18,057,395)
Redemption fees	2,577	17,147
Total increase (decrease) in net assets	(64,346,474)	(35,251,640)

Net Assets
Beginning of period	256,872,612	292,124,252
End of period (including undistributed net investment income of $1,997,782 and undistributed net investment income of $1,248,552, respectively)	$ 192,526,138	$ 256,872,612
Other Information Shares
Sold	426,464	867,552
Issued in reinvestment of distributions	133,125	693,890
Redeemed	(1,081,436)	(1,889,744)
Net increase (decrease)	(521,847)	(328,302)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 48.40	$ 51.83	$ 59.12	$ 68.76	$ 47.60	$ 52.95
Income from Investment Operations
Net investment income (loss) E	.40	.81	1.32 H	.54	.61	.39
Net realized and unrealized gain (loss)	(7.34)	3.01	(.77)	(.54)	22.67	(4.77)
Total from investment operations	(6.94)	3.82	.55	-	23.28	(4.38)
Distributions from net investment income	(.16)	(.80)	(.99)	(.56)	(.41)	(.30)
Distributions from net realized gain	(1.07)	(6.45)	(6.85)	(9.09)	(1.72)	(.70)
Total distributions	(1.23)	(7.25)	(7.84)	(9.65)	(2.13)	(1.00)
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	.03
Net asset value, end of period	$ 40.23	$ 48.40	$ 51.83	$ 59.12	$ 68.76	$ 47.60
Total Return B, C, D	(14.62)%	7.10%	.99%	(.46)%	49.39%	(8.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	.93%	.97%	.97%	1.11%	1.14%
Expenses net of fee waivers, if any	.93% A	.93%	.97%	.97%	1.11%	1.14%
Expenses net of all reductions	.93% A	.93%	.94%	.96%	1.10%	1.11%
Net investment income (loss)	1.75% A	1.55%	2.36% H	.83%	1.05%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 192,526	$ 256,873	$ 292,124	$ 396,088	$ 449,060	$ 327,394
Portfolio turnover rate G	24% A	52%	76%	37%	38%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.54 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Insurance Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	22.6	23.2
MetLife, Inc.	7.2	7.1
ACE Ltd.	5.6	5.0
Prudential Financial, Inc.	4.7	5.2
Hartford Financial Services Group, Inc.	4.8	5.0
The Chubb Corp.	4.3	5.1
Principal Financial Group, Inc.	3.8	0.0
Everest Re Group Ltd.	3.2	1.9
AFLAC, Inc.	2.7	3.3
Loews Corp.	2.7	0.0
	61.6
Top Industries (% of fund's net assets)
As of August 31, 2007
Insurance	97.9%
Capital Markets	0.8%
Building Products	0.4%
Diversified Financial Services	0.0%
Software	0.0%
All Others*	0.9%

As of February 28, 2007
Insurance	99.5%
Building Products	0.3%
Capital Markets	0.2%
All Others*	0.0%

* Includes short-term investments and net other assets.

Semiannual Report

Select Insurance Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
PGT, Inc. (a)	77,700	$ 809,634
CAPITAL MARKETS - 0.8%
Asset Management & Custody Banks - 0.8%
Ameriprise Financial, Inc.	20,700	1,262,907
T. Rowe Price Group, Inc.	13,300	682,556
		1,945,463
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Other Diversifed Financial Services - 0.0%
Maiden Holdings Ltd. (a)(e)	9,200	85,100
INSURANCE - 97.9%
Insurance Brokers - 2.9%
Aon Corp.	100	4,332
Brown & Brown, Inc.	23,600	635,312
Hilb Rogal & Hobbs Co.	19,900	929,330
National Financial Partners Corp.	37,500	1,830,000
Willis Group Holdings Ltd.	89,600	3,485,440
		6,884,414
Life & Health Insurance - 21.7%
AFLAC, Inc.	120,300	6,413,193
Lincoln National Corp.	100,930	6,144,618
MetLife, Inc.	270,500	17,325,525
Principal Financial Group, Inc.	165,100	9,161,399
Protective Life Corp.	12,000	501,600
Prudential Financial, Inc.	127,000	11,402,060
T&D Holdings, Inc.	19,550	1,136,147
		52,084,542
Multi-Line Insurance - 33.1%
American International Group, Inc. (d)	822,000	54,252,000
Assurant, Inc.	80,500	4,148,970
AXA SA sponsored ADR	18,900	759,591
Genworth Financial, Inc. Class A (non-vtg.)	81,900	2,373,462
Hartford Financial Services Group, Inc.	128,100	11,389,371
Loews Corp.	135,600	6,374,556
		79,297,950
Property & Casualty Insurance - 27.7%
21st Century Holding Co. (d)	12,200	171,288
ACE Ltd.	232,449	13,426,254
Admiral Group PLC	246,400	4,193,858

	Shares	Value
Alleghany Corp.	1,372	$ 565,264
Allstate Corp.	9,300	509,175
AMBAC Financial Group, Inc.	52,450	3,294,909
American Safety Insurance Group Ltd. (a)	78,570	1,554,900
Argo Group International Holdings, Ltd. (a)	97,868	3,991,057
Aspen Insurance Holdings Ltd.	64,900	1,628,341
Axis Capital Holdings Ltd.	117,500	4,241,750
Berkshire Hathaway, Inc.:
Class A (a)	11	1,302,290
Class B (a)	730	2,839,700
Catlin Group Ltd.	133,200	1,304,139
Darwin Professional Underwriters, Inc. (a)	6,000	149,040
First Mercury Financial Corp.	58,200	1,186,116
Infinity Property & Casualty Corp.	9,600	398,016
MBIA, Inc.	65,800	3,948,000
Navigators Group, Inc. (a)	49,600	2,688,320
Samsung Fire & Marine Insurance Co. Ltd.	7,490	1,456,810
Specialty Underwriters' Alliance, Inc. (a)	73,700	528,429
The Chubb Corp.	200,058	10,228,966
The Travelers Companies, Inc.	891	45,031
United America Indemnity Ltd. Class A (a)	128,891	2,789,201
W.R. Berkley Corp.	135,601	4,053,114
		66,493,968
Reinsurance - 12.5%
Endurance Specialty Holdings Ltd.	99,000	3,947,130
Everest Re Group Ltd.	74,700	7,610,436
Greenlight Capital Re, Ltd.	500	9,910
IPC Holdings Ltd.	100,200	2,547,084
Max Capital Group Ltd.	34,700	952,862
Montpelier Re Holdings Ltd.	183,300	3,017,118
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	5,100	880,866
PartnerRe Ltd.	53,600	3,897,256
Platinum Underwriters Holdings Ltd.	135,625	4,703,475
RenaissanceRe Holdings Ltd.	28,695	1,643,650
Swiss Reinsurance Co. (Reg.)	8,049	677,159
		29,886,946
TOTAL INSURANCE		234,647,820
SOFTWARE - 0.0%
Application Software - 0.0%
Solera Holdings, Inc.	3,232	59,081
TOTAL COMMON STOCKS (Cost $197,740,566)		237,547,098
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	1,915,709	$ 1,915,709
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	1,193,400	1,193,400
TOTAL MONEY MARKET FUNDS (Cost $3,109,109)		3,109,109
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $200,849,675)		240,656,207
NET OTHER ASSETS - (0.4)%		(985,443)
NET ASSETS - 100%		$ 239,670,764
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,100 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,809
Fidelity Securities Lending Cash Central Fund	25,300
Total	$ 62,109
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.9%
Bermuda	18.5%
Cayman Islands	6.8%
United Kingdom	1.7%
Others (individually less than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,174,224) - See accompanying schedule: Unaffiliated issuers (cost $197,740,566)	$ 237,547,098
Fidelity Central Funds (cost $3,109,109)	3,109,109
Total Investments (cost $200,849,675)		$ 240,656,207
Receivable for investments sold		14,537,610
Receivable for fund shares sold		66,873
Dividends receivable		154,984
Distributions receivable from Fidelity Central Funds		6,525
Prepaid expenses		256
Other receivables		322
Total assets		255,422,777

Liabilities
Payable for fund shares redeemed	$ 14,358,604
Accrued management fee	116,629
Other affiliated payables	65,426
Other payables and accrued expenses	17,954
Collateral on securities loaned, at value	1,193,400
Total liabilities		15,752,013

Net Assets		$ 239,670,764
Net Assets consist of:
Paid in capital		$ 186,373,501
Undistributed net investment income		498,232
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,991,092
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,807,939
Net Assets, for 3,454,018 shares outstanding		$ 239,670,764
Net Asset Value, offering price and redemption price per share ($239,670,764 ÷ 3,454,018 shares)		$ 69.39

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,617,737
Interest		9
Income from Fidelity Central Funds (including $25,300 from security lending)		62,109
Total income		1,679,855

Expenses
Management fee	$ 704,483
Transfer agent fees	352,548
Accounting and security lending fees	51,318
Custodian fees and expenses	10,302
Independent trustees' compensation	403
Registration fees	21,924
Audit	17,704
Legal	618
Miscellaneous	3,418
Total expenses before reductions	1,162,718
Expense reductions	(2,329)	1,160,389
Net investment income (loss)		519,466
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,729,018
Foreign currency transactions	(172)
Total net realized gain (loss)		13,728,846
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,544,944)
Assets and liabilities in foreign currencies	1,263
Total change in net unrealized appreciation (depreciation)		(14,543,681)
Net gain (loss)		(814,835)
Net increase (decrease) in net assets resulting from operations		$ (295,369)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 519,466	$ 1,303,301
Net realized gain (loss)	13,728,846	16,084,361
Change in net unrealized appreciation (depreciation)	(14,543,681)	(2,361,032)
Net increase (decrease) in net assets resulting from operations	(295,369)	15,026,630
Distributions to shareholders from net investment income	(34,986)	(1,139,050)
Distributions to shareholders from net realized gain	(174,931)	(13,198,155)
Total distributions	(209,917)	(14,337,205)
Share transactions Proceeds from sales of shares	66,334,506	142,013,492
Reinvestment of distributions	202,250	13,737,229
Cost of shares redeemed	(70,614,630)	(121,134,580)
Net increase (decrease) in net assets resulting from share transactions	(4,077,874)	34,616,141
Redemption fees	2,903	18,394
Total increase (decrease) in net assets	(4,580,257)	35,323,960

Net Assets
Beginning of period	244,251,021	208,927,061
End of period (including undistributed net investment income of $498,232 and undistributed net investment income of $326,407, respectively)	$ 239,670,764	$ 244,251,021
Other Information Shares
Sold	922,844	2,025,862
Issued in reinvestment of distributions	2,874	197,602
Redeemed	(992,005)	(1,743,525)
Net increase (decrease)	(66,287)	479,939

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 69.38	$ 68.72	$ 62.15	$ 59.67	$ 41.06	$ 50.79
Income from Investment Operations
Net investment income (loss) E	.15	.44	.70 H	.23	.08	.02
Net realized and unrealized gain (loss)	(.08)	5.25	7.71	2.92	19.88	(8.14)
Total from investment operations	.07	5.69	8.41	3.15	19.96	(8.12)
Distributions from net investment income	(.01)	(.40)	(.60)	(.10)	(.08)	(.09)
Distributions from net realized gain	(.05)	(4.64)	(1.26)	(.59)	(1.29)	(1.55)
Total distributions	(.06)	(5.04)	(1.86)	(.69)	(1.37)	(1.64)
Redemption fees added to paid in capital E	- K	.01	.02	.02	.02	.03
Net asset value, end of period	$ 69.39	$ 69.38	$ 68.72	$ 62.15	$ 59.67	$ 41.06
Total Return B, C, D	.10%	8.33%	13.68%	5.35%	49.04%	(16.41)%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.98%	1.03%	1.05%	1.24%	1.26%
Expenses net of fee waivers, if any	.92% A	.98%	1.03%	1.05%	1.24%	1.26%
Expenses net of all reductions	.92% A	.98%	1.02%	1.04%	1.23%	1.24%
Net investment income (loss)	.41% A	.64%	1.08% H	.39%	.16%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239,671	$ 244,251	$ 208,927	$ 173,377	$ 151,875	$ 88,150
Portfolio turnover rate G	74% A	58%	44%	50%	59%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.38 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .50%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Financial Services Portfolio, Home Finance Portfolio, and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Home Finance, Financial Services, and Banking. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Banking Portfolio	$ 263,737,583	$ 54,957,781	$ (14,042,454)	$ 40,915,327
Brokerage and Investment Management Portfolio	870,914,918	112,139,081	(26,877,990)	85,261,091
Financial Services Portfolio	343,959,532	111,414,776	(13,241,324)	98,173,452
Home Finance Portfolio	218,293,141	28,597,580	(23,815,375)	4,782,205
Insurance Portfolio	202,049,807	44,680,913	(6,074,513)	38,606,400

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	106,994,173	164,847,467
Brokerage and Investment Management Portfolio	205,401,804	617,320,617
Financial Services Portfolio	126,629,240	198,439,360
Home Finance Portfolio	27,280,845	48,631,128
Insurance Portfolio	92,089,343	97,825,109

Banking Portfolio realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.26%	.56%
Brokerage and Investment Management Portfolio	.30%	.26%	.56%
Financial Services Portfolio	.30%	.26%	.56%
Home Finance Portfolio	.30%	.26%	.56%
Insurance Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.26%
Brokerage and Investment Management Portfolio	.26%
Financial Services Portfolio	.27%
Home Finance Portfolio	.28%
Insurance Portfolio	.28%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$ 1,471
Brokerage and Investment Management Portfolio	816
Financial Services Portfolio	1,504
Home Finance Portfolio	928
Insurance Portfolio	553

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Brokerage and Investment Management Portfolio	Borrower	$ 6,941,250	5.42%	$ 8,342

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Banking Portfolio	$ 367
Brokerage and Investment Management Portfolio	1,295
Financial Services Portfolio	575
Home Finance Portfolio	271
Insurance Portfolio	260

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Transfer Agent expense reduction

Banking Portfolio	$ 6,257	$ 2,124
Brokerage and Investment Management Portfolio	16,686	6,844
Financial Services Portfolio	3,209	7,685
Home Finance Portfolio	79	2,192
Insurance Portfolio	1,382	899

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Banking
Select Brokerage and Investment Management
Select Financial Services
Select Home Finance
Select Insurance

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included changes to each fund's index. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Banking Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Brokerage and Investment Management Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Financial Services Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Home Finance Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Insurance Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Banking Portfolio

Brokerage and Investment Management Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Financial Services Portfolio

Home Finance Portfolio

Semiannual Report

Insurance Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SELFIN-USAN-1007
1.813665.102

Fidelity®

Select Portfolios®

Health Care Sector

Select Biotechnology Portfolio

Select Health Care Portfolio

Select Medical Delivery Portfolio

Select Medical Equipment and Systems Portfolio

Select Pharmaceuticals Portfolio

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Health Care Sector
Biotechnology	<Click Here>
Health Care	<Click Here>
Medical Delivery	<Click Here>
Medical Equipment and Systems	<Click Here>
Pharmaceuticals	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Biotechnology Portfolio
Actual	$ 1,000.00	$ 1,035.20	$ 4.60
Hypothetical A	$ 1,000.00	$ 1,020.61	$ 4.57
Health Care Portfolio
Actual	$ 1,000.00	$ 1,049.60	$ 4.38
Hypothetical A	$ 1,000.00	$ 1,020.86	$ 4.32
Medical Delivery Portfolio
Actual	$ 1,000.00	$ 1,022.70	$ 4.73
Hypothetical A	$ 1,000.00	$ 1,020.46	$ 4.72
Medical Equipment and Systems Portfolio
Actual	$ 1,000.00	$ 1,085.40	$ 4.67
Hypothetical A	$ 1,000.00	$ 1,020.66	$ 4.52
Pharmaceuticals Portfolio
Actual	$ 1,000.00	$ 1,067.90	$ 4.99
Hypothetical A	$ 1,000.00	$ 1,020.31	$ 4.88

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Biotechnology Portfolio	.90%
Health Care Portfolio	.85%
Medical Delivery Portfolio	.93%
Medical Equipment and Systems Portfolio	.89%
Pharmaceuticals Portfolio	.96%

Semiannual Report

Select Biotechnology Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	19.5	13.1
Biogen Idec, Inc.	8.1	7.8
Celgene Corp.	6.4	4.2
Genentech, Inc.	5.4	11.1
Alexion Pharmaceuticals, Inc.	5.1	2.8
Cephalon, Inc.	4.9	4.3
Vertex Pharmaceuticals, Inc.	4.4	3.1
Amylin Pharmaceuticals, Inc.	2.8	2.3
OSI Pharmaceuticals, Inc.	2.5	2.6
Elan Corp. PLC sponsored ADR	2.5	1.5
	61.6
Top Industries (% of fund's net assets)
As of August 31, 2007
Biotechnology	84.3%
Pharmaceuticals	10.1%
Life Sciences Tools & Services	3.1%
Health Care Equipment & Supplies	2.4%
Health Care Providers & Services	0.2%
All Others	(0.1)%(dagger)

* Short-term investments and net other assets are not included in the pie chart.

As of February 28, 2007
Biotechnology	89.9%
Pharmaceuticals	5.3%
Life Sciences Tools & Services	3.0%
Health Care Equipment & Supplies	1.4%
Health Care Providers & Services	0.2%
All Others*	0.2%

* Includes short-term investments and net other assets.

Semiannual Report

Select Biotechnology Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BIOTECHNOLOGY - 84.0%
Biotechnology - 84.0%
3SBio, Inc. sponsored ADR	250,300	$ 2,477,970
Acadia Pharmaceuticals, Inc. (a)	770,988	11,094,517
Acorda Therapeutics, Inc. (a)	142,000	2,554,580
Affymax, Inc.	183,400	4,447,450
Alexion Pharmaceuticals, Inc. (a)(d)	1,050,400	63,517,688
Alkermes, Inc. (a)	1,135,457	19,132,450
Alnylam Pharmaceuticals, Inc. (a)(d)	279,100	6,522,567
Altus Pharmaceuticals, Inc. (a)	157,988	1,655,714
Amgen, Inc. (a)(d)	4,806,880	240,872,758
Amylin Pharmaceuticals, Inc. (a)	700,692	34,354,929
Arena Pharmaceuticals, Inc. (a)(d)	223,500	2,994,900
ArQule, Inc. (a)(d)	326,019	2,673,356
Array Biopharma, Inc. (a)	108,000	1,225,800
Biogen Idec, Inc. (a)	1,563,006	99,751,043
Celgene Corp. (a)	1,231,313	79,062,608
Cephalon, Inc. (a)(d)	802,840	60,253,142
Cepheid, Inc. (a)	205,700	3,842,476
Cougar Biotechnology, Inc. (a)	257,300	5,917,900
Cougar Biotechnology, Inc. (a)(e)	75,000	1,725,000
Cubist Pharmaceuticals, Inc. (a)(d)	611,885	13,999,929
Cytokinetics, Inc. (a)	184,900	902,312
Cytos Biotechnology AG (a)	13,177	1,107,485
Dendreon Corp. (a)(d)	330,900	2,630,655
Dyax Corp. (a)	304,500	1,184,505
Enzon Pharmaceuticals, Inc. (a)(d)	154,000	1,248,940
Genentech, Inc. (a)	887,800	66,416,318
Gilead Sciences, Inc. (a)	861,040	31,316,025
GTx, Inc. (a)(d)	253,273	4,052,368
Halozyme Therapeutics, Inc. (a)(d)	149,690	1,318,769
Human Genome Sciences, Inc. (a)(d)	524,400	4,829,724
Indevus Pharmaceuticals, Inc. (a)	742,243	5,039,830
Infinity Pharmaceuticals, Inc. (a)	46,601	509,815
Isis Pharmaceuticals, Inc. (a)(d)	328,300	4,051,222
Ligand Pharmaceuticals, Inc. Class B (d)	244,000	1,529,880
MannKind Corp. (a)(d)	614,600	5,451,502
Martek Biosciences (a)(d)	129,500	3,499,090
Medarex, Inc. (a)(d)	570,205	9,779,016
Millennium Pharmaceuticals, Inc. (a)(d)	1,336,481	13,565,282
Momenta Pharmaceuticals, Inc. (a)(d)	245,392	2,601,155
Myriad Genetics, Inc. (a)(d)	342,293	15,047,200
Neurochem, Inc. (a)(d)	30,300	73,164
Neurocrine Biosciences, Inc. (a)(d)	753,354	7,510,939
Novacea, Inc. (a)(d)	120,500	1,021,840
Omrix Biopharmaceuticals, Inc. (a)	98,800	3,458,988
ONYX Pharmaceuticals, Inc. (a)	618,606	24,509,170
OREXIGEN Therapeutics, Inc.	309,174	4,551,041
OSI Pharmaceuticals, Inc. (a)(d)	922,800	31,476,708
PDL BioPharma, Inc. (a)	1,316,900	25,692,719
Pharmion Corp. (a)	127,434	5,226,068

	Shares	Value
Poniard Pharmaceuticals, Inc. (a)(d)	201,600	$ 1,229,760
Regeneron Pharmaceuticals, Inc. (a)	575,200	11,193,392
Sangamo Biosciences, Inc. (a)	210,750	2,316,143
Savient Pharmaceuticals, Inc. (a)	241,900	3,188,242
Theravance, Inc. (a)	318,900	10,016,649
Trubion Pharmaceuticals, Inc. (d)	102,000	1,871,700
United Therapeutics Corp. (a)(d)	139,397	9,547,301
Vanda Pharmaceuticals, Inc. (a)(d)	235,165	3,511,013
Vertex Pharmaceuticals, Inc. (a)(d)	1,380,200	53,772,592
ViaCell, Inc. (a)	17,500	75,250
Zymogenetics, Inc. (a)(d)	321,405	3,882,572
		1,038,283,121
HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
Health Care Equipment - 2.4%
Alsius Corp. (a)	339,300	1,587,924
Clinical Data, Inc. (a)(d)	123,302	3,205,852
Gen-Probe, Inc. (a)	117,900	7,547,958
Quidel Corp. (a)	996,450	16,919,721
TomoTherapy, Inc.	4,900	116,963
		29,378,418
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Oracle Healthcare Acquisition Corp. unit (a)	267,600	2,087,280
LIFE SCIENCES TOOLS & SERVICES - 3.1%
Life Sciences Tools & Services - 3.1%
AMAG Pharmaceuticals, Inc.	85,300	4,661,645
Applera Corp. - Celera Genomics Group (a)	491,500	6,473,055
Exelixis, Inc. (a)	998,700	11,235,375
Medivation, Inc. (a)(d)	32,736	571,898
QIAGEN NV (a)(d)	793,800	13,510,476
Ventana Medical Systems, Inc. (a)	29,300	2,396,447
		38,848,896
PHARMACEUTICALS - 10.1%
Pharmaceuticals - 10.1%
Akorn, Inc. (a)(d)	2,999,553	22,796,603
Alexza Pharmaceuticals, Inc. (a)	122,400	1,004,904
Auxilium Pharmaceuticals, Inc. (a)(d)	1,265,725	24,555,065
Biodel, Inc.	489,636	9,268,809
Cardiome Pharma Corp. (a)	66,800	593,328
Catalyst Pharmaceutical Partners, Inc.	518,959	1,795,598
Cypress Bioscience, Inc. (a)	65,900	873,834
Elan Corp. PLC sponsored ADR (a)	1,616,400	31,325,832
Jazz Pharmaceuticals, Inc. (d)	185,400	2,491,776
Sepracor, Inc. (a)(d)	125,400	3,657,918
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Sirtris Pharmaceuticals, Inc. (d)	99,041	$ 1,285,552
XenoPort, Inc. (a)	597,319	24,806,658
		124,455,877
TOTAL COMMON STOCKS (Cost $1,219,552,066)		1,233,053,592
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (e) (Cost $6,724,138)	981,626	3,416,058
Money Market Funds - 10.6%

Fidelity Cash Central Fund, 5.48% (b)	934,689	934,689
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	130,477,873	130,477,873
TOTAL MONEY MARKET FUNDS (Cost $131,412,562)		131,412,562
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $1,357,688,766)		1,367,882,212
NET OTHER ASSETS - (10.7)%		(132,134,920)
NET ASSETS - 100%		$ 1,235,747,292
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,141,058 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cougar Biotechnology, Inc.	5/3/07	$ 1,500,000
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,273
Fidelity Securities Lending Cash Central Fund	646,979
Total	$ 670,252
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Catalyst Pharmaceutical Partners, Inc.	$ 1,257,432	$ 1,648,919	$ 551,504	$ -	$ -
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $382,410,343 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $128,337,627) - See accompanying schedule: Unaffiliated issuers (cost $1,226,276,204)	$ 1,236,469,650
Fidelity Central Funds (cost $131,412,562)	131,412,562
Total Investments (cost $1,357,688,766)		$ 1,367,882,212
Receivable for investments sold		1,897,198
Receivable for fund shares sold		596,947
Distributions receivable from Fidelity Central Funds		90,097
Prepaid expenses		2,052
Other receivables		1
Total assets		1,370,468,507

Liabilities
Payable for investments purchased	$ 73,294
Payable for fund shares redeemed	3,258,615
Accrued management fee	565,627
Other affiliated payables	324,886
Other payables and accrued expenses	20,920
Collateral on securities loaned, at value	130,477,873
Total liabilities		134,721,215

Net Assets		$ 1,235,747,292
Net Assets consist of:
Paid in capital		$ 1,537,152,903
Accumulated net investment loss		(4,462,247)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(307,136,810)
Net unrealized appreciation (depreciation) on investments		10,193,446
Net Assets, for 18,682,896 shares outstanding		$ 1,235,747,292
Net Asset Value, offering price and redemption price per share ($1,235,747,292 ÷ 18,682,896 shares)		$ 66.14

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Special dividends		653,250
Interest		31,377
Income from Fidelity Central Funds (including $646,979 from security lending)		670,252
Total income		1,354,879

Expenses
Management fee	$ 3,632,560
Transfer agent fees	1,849,938
Accounting and security lending fees	232,400
Custodian fees and expenses	26,274
Independent trustees' compensation	2,176
Registration fees	25,534
Audit	19,602
Legal	4,421
Interest	12,750
Miscellaneous	20,487
Total expenses before reductions	5,826,142
Expense reductions	(12,145)	5,813,997
Net investment income (loss)		(4,459,118)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	86,019,070
Other affiliated issuers	(38,584)
Foreign currency transactions	359
Total net realized gain (loss)		85,980,845
Change in net unrealized appreciation (depreciation) on investment securities		(36,712,299)
Net gain (loss)		49,268,546
Net increase (decrease) in net assets resulting from operations		$ 44,809,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Biotechnology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,459,118)	$ (11,600,686)
Net realized gain (loss)	85,980,845	271,570,605
Change in net unrealized appreciation (depreciation)	(36,712,299)	(381,725,710)
Net increase (decrease) in net assets resulting from operations	44,809,428	(121,755,791)
Share transactions Proceeds from sales of shares	69,222,259	337,912,705
Cost of shares redeemed	(247,607,424)	(658,547,986)
Net increase (decrease) in net assets resulting from share transactions	(178,385,165)	(320,635,281)
Redemption fees	13,598	208,171
Total increase (decrease) in net assets	(133,562,139)	(442,182,901)

Net Assets
Beginning of period	1,369,309,431	1,811,492,332
End of period (including accumulated net investment loss of $4,462,247 and accumulated net investment loss of $3,129, respectively)	$ 1,235,747,292	$ 1,369,309,431
Other Information Shares
Sold	1,059,777	5,248,435
Redeemed	(3,810,575)	(10,431,851)
Net increase (decrease)	(2,750,798)	(5,183,416)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 63.89	$ 68.06	$ 49.04	$ 55.39	$ 38.42	$ 53.48
Income from Investment Operations
Net investment income (loss) E	(.22) H	(.47)	(.48)	(.52)	(.43)	(.36)
Net realized and unrealized gain (loss)	2.47	(3.71)	19.49	(5.84)	17.39	(14.71)
Total from investment operations	2.25	(4.18)	19.01	(6.36)	16.96	(15.07)
Redemption fees added to paid in capital E	- K	.01	.01	.01	.01	.01
Net asset value, end of period	$ 66.14	$ 63.89	$ 68.06	$ 49.04	$ 55.39	$ 38.42
Total Return B, C, D	3.52%	(6.13)%	38.78%	(11.46)%	44.17%	(28.16)%
Ratios to Average Net Assets F, I
Expenses before reductions	.90% A	.93%	.97%	.99%	1.17%	1.29%
Expenses net of fee waivers, if any	.90% A	.93%	.97%	.99%	1.17%	1.29%
Expenses net of all reductions	.89% A	.92%	.93%	.98%	1.15%	1.24%
Net investment income (loss)	(.69)% A, H	(.75)%	(.83)%	(.94)%	(.88)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,235,747	$ 1,369,309	$ 1,811,492	$ 1,487,400	$ 1,948,574	$ 1,484,303
Portfolio turnover rate G	137% A	70%	63%	19%	50%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Health Care Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	7.7	6.5
Johnson & Johnson	7.0	9.1
UnitedHealth Group, Inc.	4.4	5.6
Schering-Plough Corp.	4.2	1.1
Bristol-Myers Squibb Co.	3.3	0.0
Becton, Dickinson & Co.	3.0	1.5
Wyeth	2.9	3.0
Allergan, Inc.	2.5	3.2
C.R. Bard, Inc.	2.1	1.9
Baxter International, Inc.	2.1	1.9
	39.2
Top Industries (% of fund's net assets)
As of August 31, 2007
Pharmaceuticals	34.4%
Health Care Providers & Services	20.5%
Health Care Equipment & Supplies	14.6%
Biotechnology	11.2%
Life Sciences Tools & Services	8.2%
All Others*	11.1%

As of February 28, 2007
Pharmaceuticals	36.0%
Health Care Providers & Services	26.4%
Biotechnology	12.7%
Health Care Equipment & Supplies	11.0%
Life Sciences Tools & Services	3.0%
All Others*	10.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Health Care Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
BIOTECHNOLOGY - 11.2%
Biotechnology - 11.2%
3SBio, Inc. sponsored ADR	554,600	$ 5,490,540
Acadia Pharmaceuticals, Inc. (a)	156,100	2,246,279
Alexion Pharmaceuticals, Inc. (a)	9,064	548,100
Alnylam Pharmaceuticals, Inc. (a)	346,800	8,104,716
Altus Pharmaceuticals, Inc. (a)	83,197	871,905
Amgen, Inc. (a)	587,375	29,433,361
Amylin Pharmaceuticals, Inc. (a)	171,400	8,403,742
Arena Pharmaceuticals, Inc. (a)(d)	111,900	1,499,460
Biogen Idec, Inc. (a)	272,390	17,383,930
Celgene Corp. (a)	618,003	39,681,973
Cephalon, Inc. (a)	112,300	8,428,115
CSL Ltd.	126,913	10,198,979
CytRx Corp. (a)(d)	626,180	2,266,772
deCODE genetics, Inc. (a)	520,000	2,048,800
Dyadic International, Inc. (a)	175,000	249,375
Genentech, Inc. (a)	154,900	11,588,069
Genmab AS (a)	17,200	1,012,958
Gilead Sciences, Inc. (a)(d)	997,000	36,260,890
Grifols SA	72,153	1,510,835
GTx, Inc. (a)	123,400	1,974,400
Human Genome Sciences, Inc. (a)	162,000	1,492,020
Isis Pharmaceuticals, Inc. (a)(d)	281,039	3,468,021
MannKind Corp. (a)	43,000	381,410
Medarex, Inc. (a)(d)	133,300	2,286,095
Memory Pharmaceuticals Corp. (a)	2,179,720	4,751,790
Molecular Insight Pharmaceuticals, Inc. (d)	243,600	1,693,020
ONYX Pharmaceuticals, Inc. (a)	41,600	1,648,192
Orchid Cellmark, Inc. (a)	2,500	15,350
OREXIGEN Therapeutics, Inc.	45,800	674,176
OSI Pharmaceuticals, Inc. (a)	121,032	4,128,402
PDL BioPharma, Inc. (a)	211,200	4,120,512
Theravance, Inc. (a)	276,900	8,697,429
Vertex Pharmaceuticals, Inc. (a)	159,000	6,194,640
Zymogenetics, Inc. (a)	56,100	677,688
		229,431,944
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
Fortress Investment Group LLC (d)	222,200	3,895,166
CHEMICALS - 1.1%
Diversified Chemicals - 0.7%
Bayer AG sponsored ADR	184,616	14,593,895
Fertilizers & Agricultural Chemicals - 0.2%
Agrium, Inc.	21,300	973,178
Monsanto Co.	44,051	3,072,117
		4,045,295

	Shares	Value
Specialty Chemicals - 0.2%
Ecolab, Inc.	96,600	$ 4,024,356
TOTAL CHEMICALS		22,663,546
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Clean Harbors, Inc. (a)	42,000	1,981,980
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International	178,700	2,183,714
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
MBF Healthcare Acquisition Corp. unit	396,800	3,273,600
FOOD & STAPLES RETAILING - 0.6%
Drug Retail - 0.6%
CVS Caremark Corp.	323,228	12,224,483
FOOD PRODUCTS - 1.3%
Agricultural Products - 0.3%
Bunge Ltd.	22,400	2,048,256
Nutreco Holding NV	71,100	4,910,958
		6,959,214
Packaged Foods & Meats - 1.0%
BioMar Holding AS	37,960	1,669,739
Cermaq ASA	494,700	8,486,294
Leroy Seafood Group ASA	96,600	2,303,393
Marine Harvest ASA (a)	6,826,000	8,009,373
		20,468,799
TOTAL FOOD PRODUCTS		27,428,013
HEALTH CARE EQUIPMENT & SUPPLIES - 14.5%
Health Care Equipment - 12.1%
American Medical Systems Holdings, Inc. (a)(d)	273,000	5,023,200
ArthroCare Corp. (a)	161,800	9,064,036
Aspect Medical Systems, Inc. (a)(d)	727,535	9,152,390
Baxter International, Inc.	773,000	42,329,480
Beckman Coulter, Inc.	14,400	1,036,080
Becton, Dickinson & Co.	810,100	62,329,094
BioLase Technology, Inc. (a)	160,800	1,112,736
C.R. Bard, Inc.	529,400	44,146,666
Cholestech Corp. (a)	115,500	2,389,695
Covidien Ltd. (a)	106,700	4,249,861
Cytyc Corp. (a)	122,900	5,252,746
Electro-Optical Sciences, Inc. (a)	715,100	4,412,167
Electro-Optical Sciences, Inc. (a)	201,800	1,120,595
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(f)	50,450	145,374
Gen-Probe, Inc. (a)	64,400	4,122,888
Golden Meditech Co. Ltd. (a)	872,000	413,784
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Gyrus Group PLC (a)	230,800	$ 2,071,221
Hologic, Inc. (a)	53,300	2,832,895
I-Flow Corp. (a)	526,214	9,456,066
Integra LifeSciences Holdings Corp. (a)	72,100	3,501,897
Intuitive Surgical, Inc. (a)	16,300	3,606,864
Kyphon, Inc. (a)	115,400	7,716,798
Mindray Medical International Ltd. sponsored ADR	8,900	315,861
Minrad International, Inc. (a)(d)	45,295	212,434
NeuroMetrix, Inc. (a)(d)	200,159	1,555,235
Orthofix International NV (a)	23,300	1,114,672
Quidel Corp. (a)	60,632	1,029,531
Respironics, Inc. (a)	227,400	10,785,582
Sirona Dental Systems, Inc. (a)(d)	89,200	2,600,180
Sonova Holding AG	28,350	2,504,678
The Spectranetics Corp. (a)	195,000	2,872,350
ThermoGenesis Corp. (a)	376,000	977,600
		249,454,656
Health Care Supplies - 2.4%
Align Technology, Inc. (a)	80,093	1,820,514
Cooper Companies, Inc.	57,800	2,818,328
Immucor, Inc. (a)	77,900	2,597,965
Inverness Medical Innovations, Inc. (a)	693,953	33,406,897
Lifecore Biomedical, Inc. (a)	111,430	1,294,817
Omega Pharma SA	58,400	5,147,612
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	788,000	1,697,818
		48,783,951
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		298,238,607
HEALTH CARE PROVIDERS & SERVICES - 20.5%
Health Care Distributors & Services - 3.0%
Chindex International, Inc. (a)	10,800	222,156
Henry Schein, Inc. (a)	89,500	5,208,005
McKesson Corp.	704,300	40,293,003
Profarma Distribuidora de Produtos Farmaceuticos SA	903,000	16,568,807
		62,291,971
Health Care Facilities - 4.7%
Acibadem Saglik Hizmetleri AS	987,660	7,218,904
Apollo Hospitals Enterprise Ltd.	334,171	3,983,904
Bangkok Dusit Medical Service PCL (For. Reg.)	1,935,100	2,171,418
Brookdale Senior Living, Inc. (d)	891,313	32,639,882
Bumrungrad Hospital PCL (For. Reg.)	5,478,400	6,985,719
Community Health Systems, Inc. (a)	63,800	2,215,774
Emeritus Corp. (a)	420,847	11,425,996

	Shares	Value
HealthSouth Corp. (a)(d)	79,600	$ 1,453,496
LifePoint Hospitals, Inc. (a)	365,000	10,256,500
Raffles Medical Group Ltd.	173,000	169,129
Southern Cross Healthcare Group	99,100	1,013,240
Sun Healthcare Group, Inc. (a)	857,500	12,751,025
Tenet Healthcare Corp. (a)	230,700	782,073
VCA Antech, Inc. (a)	92,400	3,778,236
		96,845,296
Health Care Services - 4.8%
Diagnosticos da America SA	832,700	18,669,966
Emergency Medical Services Corp. Class A (a)	100	2,806
Express Scripts, Inc. (a)	405,051	22,176,542
HAPC, Inc. unit (a)	627,500	3,859,125
Health Grades, Inc. (a)	1,085,147	6,283,001
Healthways, Inc. (a)	39,800	1,982,040
HMS Holdings Corp. (a)	119,500	2,814,225
LHC Group, Inc. (a)(d)	478,181	9,577,965
Lincare Holdings, Inc. (a)	132,226	4,758,814
Nighthawk Radiology Holdings, Inc. (a)(d)	626,948	13,767,778
Omnicare, Inc.	414,687	13,531,237
Rural/Metro Corp. (a)	394,049	1,430,398
		98,853,897
Managed Health Care - 8.0%
Health Net, Inc. (a)	213,900	11,719,581
Healthspring, Inc. (a)	118,700	2,218,503
Humana, Inc. (a)	503,699	32,282,069
UnitedHealth Group, Inc.	1,808,520	90,444,085
WellPoint, Inc. (a)	332,700	26,812,293
		163,476,531
TOTAL HEALTH CARE PROVIDERS & SERVICES		421,467,695
HEALTH CARE TECHNOLOGY - 1.8%
Health Care Technology - 1.8%
Allscripts Healthcare Solutions, Inc. (a)(d)	448,200	10,133,802
Cerner Corp. (a)	233,200	13,301,728
Eclipsys Corp. (a)	432,800	9,993,352
SXC Health Solutions Corp. (a)	67,975	1,218,471
Vital Images, Inc. (a)	109,490	2,029,945
		36,677,298
INSURANCE - 0.9%
Life & Health Insurance - 0.9%
Universal American Financial Corp. (a)	849,327	17,632,029
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. Class A (a)(d)	161,089	8,779,351
LIFE SCIENCES TOOLS & SERVICES - 8.2%
Life Sciences Tools & Services - 8.2%
AMAG Pharmaceuticals, Inc.	256,162	13,999,253
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Applera Corp. - Applied Biosystems Group	222,400	$ 7,030,064
Bruker BioSciences Corp. (a)	1,388,548	9,914,233
Covance, Inc. (a)	71,900	5,271,708
Exelixis, Inc. (a)	457,600	5,148,000
Illumina, Inc. (a)	143,255	6,917,784
Luminex Corp. (a)(d)	191,267	2,710,253
Millipore Corp. (a)(d)	326,330	22,738,674
PerkinElmer, Inc.	1,219,191	33,418,025
Pharmaceutical Product Development, Inc.	119,500	4,186,085
QIAGEN NV (a)	228,900	3,895,878
Thermo Fisher Scientific, Inc. (a)	632,700	34,311,321
Third Wave Technologies, Inc. (a)	143,400	1,097,010
Waters Corp. (a)	291,500	17,947,655
		168,585,943
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Pall Corp.	39,400	1,502,322
METALS & MINING - 0.1%
Aluminum - 0.1%
Ess Dee Aluminium Ltd.	251,741	3,122,295
PERSONAL PRODUCTS - 0.9%
Personal Products - 0.9%
Bare Escentuals, Inc.	340,800	8,383,680
Hengan International Group Co. Ltd.	3,118,000	9,597,168
		17,980,848
PHARMACEUTICALS - 34.4%
Pharmaceuticals - 34.4%
Abbott Laboratories	274,900	14,270,059
Adams Respiratory Therapeutics, Inc. (a)(d)	223,405	8,614,497
Akorn, Inc. (a)	142,500	1,083,000
Allergan, Inc.	864,480	51,877,445
Alpharma, Inc. Class A	79,200	1,813,680
Aurobindo Pharma Ltd.	108,292	1,609,325
Barr Pharmaceuticals, Inc. (a)	356,200	18,123,456
BioMimetic Therapeutics, Inc. (a)	322,843	4,865,244
Bristol-Myers Squibb Co.	2,300,500	67,059,575
China Shineway Pharmaceutical Group Ltd.	4,884,000	3,232,073
Collagenex Pharmaceuticals, Inc. (a)	220,000	2,820,400
Eczacibasi ILAC Sanayi TAS (a)	250,000	950,183
Elan Corp. PLC sponsored ADR (a)	20,800	403,104
Endo Pharmaceuticals Holdings, Inc. (a)	160,100	5,103,988
Eurand NV	104,200	1,387,944
Forest Laboratories, Inc. (a)	138,400	5,207,992
Jazz Pharmaceuticals, Inc.	105,613	1,419,439
Johnson & Johnson	2,321,884	143,469,212

	Shares	Value
Merck & Co., Inc.	3,166,200	$ 158,848,251
Nastech Pharmaceutical Co., Inc. (a)(d)	311,155	4,306,385
Nexmed, Inc. (a)	2,236,374	3,622,926
Novo Nordisk AS Series B sponsored ADR	9,600	1,073,376
Pfizer, Inc.	789,110	19,601,492
Schering-Plough Corp.	2,876,400	86,349,528
Shire PLC	48,900	1,283,462
Shire PLC sponsored ADR	305,500	24,055,070
Sirtris Pharmaceuticals, Inc.	10,500	136,290
Stada Arzneimittel AG	59,100	3,790,641
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,900	1,070,700
Wyeth	1,285,548	59,520,872
XenoPort, Inc. (a)	230,641	9,578,521
		706,548,130
SOFTWARE - 0.1%
Systems Software - 0.1%
Quality Systems, Inc.	49,463	1,822,712
TOTAL COMMON STOCKS (Cost $1,623,519,598)		1,985,439,676
Convertible Bonds - 0.1%
Principal Amount
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (e) (Cost $2,190,000)	$ 2,190,000	2,573,250
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	27,151,615	27,151,615
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	62,007,825	62,007,825
TOTAL MONEY MARKET FUNDS (Cost $89,159,440)		89,159,440
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,714,869,038)		2,077,172,366
NET OTHER ASSETS - (1.1)%		(22,984,126)
NET ASSETS - 100%		$ 2,054,188,240
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,573,250 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $145,374 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 50
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 626,697
Fidelity Securities Lending Cash Central Fund	381,170
Total	$ 1,007,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,094,730) - See accompanying schedule: Unaffiliated issuers (cost $1,625,709,598)	$ 1,988,012,926
Fidelity Central Funds (cost $89,159,440)	89,159,440
Total Investments (cost $1,714,869,038)		$ 2,077,172,366
Foreign currency held at value (cost $64,452)		64,500
Receivable for investments sold		41,046,099
Receivable for fund shares sold		696,082
Dividends receivable		2,094,647
Interest receivable		19,345
Distributions receivable from Fidelity Central Funds		247,711
Prepaid expenses		2,853
Other receivables		64,674
Total assets		2,121,408,277

Liabilities
Payable to custodian bank	$ 277,912
Payable for investments purchased	1,124,953
Payable for fund shares redeemed	2,168,047
Accrued management fee	946,858
Other affiliated payables	461,325
Other payables and accrued expenses	233,117
Collateral on securities loaned, at value	62,007,825
Total liabilities		67,220,037

Net Assets		$ 2,054,188,240
Net Assets consist of:
Paid in capital		$ 1,559,357,236
Undistributed net investment income		4,196,797
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		128,455,862
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		362,178,345
Net Assets, for 15,977,963 shares outstanding		$ 2,054,188,240
Net Asset Value, offering price and redemption price per share ($2,054,188,240 ÷ 15,977,963 shares)		$ 128.56

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 12,122,264
Interest		38,728
Income from Fidelity Central Funds (including $381,170 from security lending)		1,007,867
Total income		13,168,859

Expenses
Management fee	$ 5,890,942
Transfer agent fees	2,546,601
Accounting and security lending fees	324,440
Custodian fees and expenses	111,355
Independent trustees' compensation	3,436
Appreciation in deferred trustee compensation account	258
Registration fees	34,037
Audit	21,918
Legal	6,492
Miscellaneous	28,432
Total expenses before reductions	8,967,911
Expense reductions	(65,531)	8,902,380

Net investment income (loss)		4,266,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $90,175)	129,627,878
Foreign currency transactions	(186,121)
Total net realized gain (loss)		129,441,757
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $84,760)	(30,929,515)
Assets and liabilities in foreign currencies	21,841
Total change in net unrealized appreciation (depreciation)		(30,907,674)
Net gain (loss)		98,534,083
Net increase (decrease) in net assets resulting from operations		$ 102,800,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,266,479	$ 6,722,615
Net realized gain (loss)	129,441,757	156,765,299
Change in net unrealized appreciation (depreciation)	(30,907,674)	(83,817,769)
Net increase (decrease) in net assets resulting from operations	102,800,562	79,670,145
Distributions to shareholders from net investment income	(2,901,538)	(3,281,740)
Distributions to shareholders from net realized gain	(69,797,991)	(284,464,403)
Total distributions	(72,699,529)	(287,746,143)
Share transactions Proceeds from sales of shares	109,415,644	284,188,477
Reinvestment of distributions	68,607,642	271,255,684
Cost of shares redeemed	(227,734,598)	(653,962,965)
Net increase (decrease) in net assets resulting from share transactions	(49,711,312)	(98,518,804)
Redemption fees	15,500	54,584
Total increase (decrease) in net assets	(19,594,779)	(306,540,218)

Net Assets
Beginning of period	2,073,783,019	2,380,323,237
End of period (including undistributed net investment income of $4,196,797 and undistributed net investment income of $3,189,023, respectively)	$ 2,054,188,240	$ 2,073,783,019
Other Information Shares
Sold	846,127	2,259,157
Issued in reinvestment of distributions	534,161	2,185,999
Redeemed	(1,760,117)	(5,200,459)
Net increase (decrease)	(379,829)	(755,303)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 126.78	$ 139.09	$ 127.07	$ 123.36	$ 99.56	$ 121.42
Income from Investment Operations
Net investment income (loss) E	.26	.39	(.17)	.14	.13	.23
Net realized and unrealized gain (loss)	6.03	4.49	25.97	3.69	23.84	(19.48)
Total from investment operations	6.29	4.88	25.80	3.83	23.97	(19.25)
Distributions from net investment income	(.18)	(.20)	(.04)	(.13)	(.18)	(.20)
Distributions from net realized gain	(4.33)	(16.99)	(13.75)	-	-	(2.42)
Total distributions	(4.51)	(17.19)	(13.79)	(.13)	(.18)	(2.62)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 128.56	$ 126.78	$ 139.09	$ 127.07	$ 123.36	$ 99.56
Total Return B, C, D	4.96%	4.13%	20.42%	3.12%	24.11%	(16.14)%
Ratios to Average Net Assets F, H
Expenses before reductions	.85% A	.88%	.91%	.93%	1.02%	1.05%
Expenses net of fee waivers, if any	.85% A	.88%	.91%	.93%	1.02%	1.05%
Expenses net of all reductions	.84% A	.87%	.87%	.92%	.99%	.99%
Net investment income (loss)	.40% A	.31%	(.12)%	.11%	.12%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,054,188	$ 2,073,783	$ 2,380,323	$ 1,906,252	$ 2,035,782	$ 1,748,459
Portfolio turnover rate G	114% A	91%	120%	32%	104%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Delivery Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	23.5	22.1
McKesson Corp.	9.0	6.6
Express Scripts, Inc.	5.0	3.9
Humana, Inc.	4.1	3.1
Diagnosticos da America SA	3.5	3.6
Brookdale Senior Living, Inc.	3.0	3.4
Omnicare, Inc.	2.9	2.3
Cardinal Health, Inc.	2.9	6.1
CVS Caremark Corp.	2.7	6.5
Health Net, Inc.	2.6	3.6
	59.2
Top Industries (% of fund's net assets)
As of August 31, 2007
Health Care Providers & Services	79.6%
Health Care Equipment & Supplies	7.1%
Food & Staples Retailing	2.7%
Health Care Technology	1.6%
Insurance	1.6%
All Others*	7.4%

As of February 28, 2007
Health Care Providers & Services	83.7%
Health Care Equipment & Supplies	4.4%
Biotechnology	2.5%
Health Care Technology	1.5%
Insurance	1.5%
All Others*	6.4%

* Includes short-term investments and net other assets.

Semiannual Report

Select Medical Delivery Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BIOTECHNOLOGY - 1.3%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	29,300	$ 684,741
Arena Pharmaceuticals, Inc. (a)(e)	60,000	804,000
deCODE genetics, Inc. (a)	96,600	380,604
Memory Pharmaceuticals Corp. (a)	1,727,394	3,765,719
Theravance, Inc. (a)	89,800	2,820,618
		8,455,682
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Human Resource & Employment Services - 0.2%
Kforce, Inc. (a)	67,400	1,025,828
DIVERSIFIED CONSUMER SERVICES - 1.3%
Specialized Consumer Services - 1.3%
Carriage Services, Inc. Class A (a)	506,549	4,305,667
Service Corp. International	311,430	3,805,675
		8,111,342
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Other Diversifed Financial Services - 0.6%
MBF Healthcare Acquisition Corp. unit	435,100	3,589,575
FOOD & STAPLES RETAILING - 2.7%
Drug Retail - 2.7%
CVS Caremark Corp.	466,383	17,638,605
HEALTH CARE EQUIPMENT & SUPPLIES - 7.0%
Health Care Equipment - 2.8%
Aspect Medical Systems, Inc. (a)(e)	480,800	6,048,464
Becton, Dickinson & Co.	120,400	9,263,576
BioLase Technology, Inc. (a)	48,300	334,236
IDEXX Laboratories, Inc. (a)	4,000	447,000
Minrad International, Inc. (a)(e)	14,300	67,067
NeuroMetrix, Inc. (a)(e)	57,700	448,329
Quidel Corp. (a)	50,000	849,000
		17,457,672
Health Care Supplies - 4.2%
Inverness Medical Innovations, Inc. (a)	561,700	27,040,238

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		44,497,910
HEALTH CARE PROVIDERS & SERVICES - 79.3%
Health Care Distributors & Services - 13.0%
Cardinal Health, Inc.	269,600	18,435,248
Henry Schein, Inc. (a)	37,832	2,201,444
McKesson Corp.	1,003,600	57,415,956

	Shares	Value
PharMerica Corp. (a)	36	$ 638
Profarma Distribuidora de Produtos Farmaceuticos SA	255,000	4,678,899
		82,732,185
Health Care Facilities - 14.2%
Acibadem Saglik Hizmetleri AS	781,476	5,711,885
Apollo Hospitals Enterprise Ltd.	742,520	8,852,139
Bangkok Chain Hospital PCL	4,250,000	1,108,642
Bangkok Dusit Medical Service PCL (For. Reg.)	2,172,600	2,437,922
Brookdale Senior Living, Inc. (e)	519,877	19,037,896
Bumrungrad Hospital PCL (For. Reg.)	3,168,200	4,039,894
Community Health Systems, Inc. (a)	95,373	3,312,304
Emeritus Corp. (a)	321,824	8,737,522
Five Star Quality Care, Inc. (a)(e)	90,600	718,458
HealthSouth Corp. (a)(e)	142,400	2,600,224
Kindred Healthcare, Inc. (a)	100	1,982
LifePoint Hospitals, Inc. (a)(e)	316,400	8,890,840
National Healthcare Corp.	30,000	1,577,700
Southern Cross Healthcare Group	65,000	664,587
Sun Healthcare Group, Inc. (a)	938,031	13,948,521
Tenet Healthcare Corp. (a)	680,000	2,305,200
U.S. Physical Therapy, Inc. (a)	73,046	1,004,383
VCA Antech, Inc. (a)	139,300	5,695,977
		90,646,076
Health Care Services - 19.0%
AMN Healthcare Services, Inc. (a)	55,800	994,914
Diagnosticos da America SA	994,500	22,297,683
Emergency Medical Services Corp. Class A (a)	100	2,806
Express Scripts, Inc. (a)	583,000	31,919,250
Health Grades, Inc. (a)(f)	1,715,052	9,930,151
Healthways, Inc. (a)	64,800	3,227,040
HMS Holdings Corp. (a)	101,829	2,398,073
LHC Group, Inc. (a)(e)	287,300	5,754,619
Lincare Holdings, Inc. (a)	260,200	9,364,598
Matria Healthcare, Inc. (a)	35,000	891,100
Nighthawk Radiology Holdings, Inc. (a)(e)	351,423	7,717,249
Omnicare, Inc.	567,800	18,527,314
Pediatrix Medical Group, Inc. (a)	10,500	626,325
ResCare, Inc. (a)	35,000	746,200
Rural/Metro Corp. (a)(f)	1,957,400	7,105,362
		121,502,684
Managed Health Care - 33.1%
AMERIGROUP Corp. (a)	90,100	2,853,467
Health Net, Inc. (a)	304,500	16,683,555
Healthspring, Inc. (a)	113,000	2,111,970
Humana, Inc. (a)	410,500	26,308,945
Medial Saude SA	199,000	2,737,518
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	2,996,147	$ 149,837,311
WellPoint, Inc. (a)	138,200	11,137,538
		211,670,304
TOTAL HEALTH CARE PROVIDERS & SERVICES		506,551,249
HEALTH CARE TECHNOLOGY - 1.6%
Health Care Technology - 1.6%
Cerner Corp. (a)	54,801	3,125,849
Eclipsys Corp. (a)(e)	277,900	6,416,711
Vital Images, Inc. (a)	30,097	557,998
		10,100,558
INSURANCE - 1.6%
Life & Health Insurance - 1.6%
Universal American Financial Corp. (a)	502,173	10,425,111
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
WebMD Health Corp. Class A (a)(e)	63,400	3,455,300
LIFE SCIENCES TOOLS & SERVICES - 1.4%
Life Sciences Tools & Services - 1.4%
Bruker BioSciences Corp. (a)	235,000	1,677,900
Exelixis, Inc. (a)	122,220	1,374,975
PerkinElmer, Inc.	214,600	5,882,186
		8,935,061
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Adams Respiratory Therapeutics, Inc. (a)(e)	74,200	2,861,152
Inyx, Inc. (a)	300,000	18,000
Nexmed, Inc. (a)	325,500	527,310
		3,406,462
SOFTWARE - 0.2%
Systems Software - 0.2%
Quality Systems, Inc.	27,800	1,024,430
TOTAL COMMON STOCKS (Cost $532,498,613)		627,217,113
Corporate Bonds - 0.4%
	Principal Amount
Convertible Bonds - 0.1%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	$ 677,000	795,475

	Principal Amount	Value
Nonconvertible Bonds - 0.3%
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Services - 0.3%
Rural/Metro Corp.:
0% 3/15/16 (d)	$ 2,790,000	$ 2,036,700
9.875% 3/15/15	20,000	18,800
		2,055,500
TOTAL CORPORATE BONDS (Cost $2,735,329)		2,850,975
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	6,939,239	6,939,239
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	39,739,925	39,739,925
TOTAL MONEY MARKET FUNDS (Cost $46,679,164)		46,679,164
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $581,913,106)		676,747,252
NET OTHER ASSETS - (5.9)%		(37,721,635)
NET ASSETS - 100%		$ 639,025,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $795,475 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 366,961
Fidelity Securities Lending Cash Central Fund	216,856
Total	$ 583,817
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Health Grades, Inc.	$ 10,192,464	$ 976,236	$ 1,873,848	$ -	$ 9,930,151
Rural/Metro Corp.	14,817,518	-	-	-	7,105,362
Total	$ 25,009,982	$ 976,236	$ 1,873,848	$ -	$ 17,035,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,444,919) - See accompanying schedule: Unaffiliated issuers (cost $512,321,637)	$ 613,032,575
Fidelity Central Funds (cost $46,679,164)	46,679,164
Other affiliated issuers (cost $22,912,305)	17,035,513
Total Investments (cost $581,913,106)		$ 676,747,252
Receivable for investments sold		4,649,582
Receivable for fund shares sold		260,445
Dividends receivable		161,166
Interest receivable		6,885
Distributions receivable from Fidelity Central Funds		107,120
Prepaid expenses		1,087
Other receivables		2,456
Total assets		681,935,993

Liabilities
Payable for investments purchased	$ 1,556,965
Payable for fund shares redeemed	1,093,317
Accrued management fee	295,739
Other affiliated payables	177,555
Other payables and accrued expenses	46,875
Collateral on securities loaned, at value	39,739,925
Total liabilities		42,910,376

Net Assets		$ 639,025,617
Net Assets consist of:
Paid in capital		$ 503,903,633
Undistributed net investment income		808,708
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		39,492,650
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,820,626
Net Assets, for 12,548,279 shares outstanding		$ 639,025,617
Net Asset Value, offering price and redemption price per share ($639,025,617 ÷ 12,548,279 shares)		$ 50.93

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 824,535
Special dividends		2,380,875
Interest		133,463
Income from Fidelity Central Funds (including $216,856 from security lending)		583,817
Total income		3,922,690

Expenses
Management fee	$ 1,887,920
Transfer agent fees	977,553
Accounting and security lending fees	125,501
Custodian fees and expenses	49,385
Independent trustees' compensation	1,169
Registration fees	36,339
Audit	28,613
Legal	2,234
Interest	951
Miscellaneous	11,779
Total expenses before reductions	3,121,444
Expense reductions	(8,239)	3,113,205

Net investment income (loss)		809,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(2,387))	41,580,658
Other affiliated issuers	222,641
Foreign currency transactions	(127,111)
Total net realized gain (loss)		41,676,188
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $11,266)	(28,872,253)
Assets and liabilities in foreign currencies	14,607
Total change in net unrealized appreciation (depreciation)		(28,857,646)
Net gain (loss)		12,818,542
Net increase (decrease) in net assets resulting from operations		$ 13,628,027

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 809,485	$ (4,868,748)
Net realized gain (loss)	41,676,188	87,934,009
Change in net unrealized appreciation (depreciation)	(28,857,646)	(115,789,754)
Net increase (decrease) in net assets resulting from operations	13,628,027	(32,724,493)
Distributions to shareholders from net realized gain	(16,663,588)	(79,276,226)
Share transactions Proceeds from sales of shares	176,007,227	251,334,506
Reinvestment of distributions	15,921,547	75,721,552
Cost of shares redeemed	(193,527,430)	(1,041,431,790)
Net increase (decrease) in net assets resulting from share transactions	(1,598,656)	(714,375,732)
Redemption fees	18,692	156,545
Total increase (decrease) in net assets	(4,615,525)	(826,219,906)

Net Assets
Beginning of period	643,641,142	1,469,861,048
End of period (including undistributed net investment income of $808,708 and accumulated net investment loss of $777, respectively)	$ 639,025,617	$ 643,641,142
Other Information Shares
Sold	3,342,711	4,957,037
Issued in reinvestment of distributions	307,128	1,525,404
Redeemed	(3,716,631)	(20,600,304)
Net increase (decrease)	(66,792)	(14,117,863)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 51.02	$ 54.98	$ 46.80	$ 32.76	$ 22.84	$ 26.49
Income from Investment Operations
Net investment income (loss) E	.06	(.29)	(.31)	(.28)	(.30)	(.28)
Net realized and unrealized gain (loss)	1.12	1.20 H	11.41	14.28	10.20	(3.46)
Total from investment operations	1.18	.91	11.10	14.00	9.90	(3.74)
Distributions from net realized gain	(1.27)	(4.88)	(2.94)	-	-	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02	.09
Net asset value, end of period	$ 50.93	$ 51.02	$ 54.98	$ 46.80	$ 32.76	$ 22.84
Total Return B,C,D	2.27%	2.23%	24.54%	42.86%	43.43%	(13.78)%
Ratios to Average Net Assets F,I
Expenses before reductions	.93% A	.95%	.95%	1.03%	1.30%	1.25%
Expenses net of fee waivers, if any	.93% A	.95%	.95%	1.03%	1.30%	1.25%
Expenses net of all reductions	.92% A	.94%	.91%	.92%	1.24%	1.13%
Net investment income (loss)	.24% A	(.58)%	(.60)%	(.72)%	(1.11)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 639,026	$ 643,641	$ 1,469,861	$ 706,183	$ 210,255	$ 117,635
Portfolio turnover rate G	106% A	92%	106%	244%	196%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Equipment and Systems Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Medtronic, Inc.	17.1	1.0
Becton, Dickinson & Co.	10.3	9.6
Baxter International, Inc.	9.4	11.5
C.R. Bard, Inc.	8.1	7.3
Alcon, Inc.	4.8	0.8
Inverness Medical Innovations, Inc.	4.2	9.1
Allergan, Inc.	3.4	3.0
St. Jude Medical, Inc.	3.3	3.1
Thermo Fisher Scientific, Inc.	2.9	0.0
Respironics, Inc.	2.5	2.1
	66.0
Top Industries (% of fund's net assets)
As of August 31, 2007
Health Care Equipment & Supplies	78.0%
Life Sciences Tools & Services	10.7%
Pharmaceuticals	3.8%
Biotechnology	3.2%
Health Care Providers & Services	1.4%
All Others*	2.9%

As of February 28, 2007
Health Care Equipment & Supplies	80.5%
Pharmaceuticals	4.5%
Health Care Providers & Services	3.6%
Biotechnology	3.5%
Life Sciences Tools & Services	3.4%
All Others*	4.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Medical Equipment and Systems Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BIOTECHNOLOGY - 3.2%
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc. (a)(d)	344,817	$ 8,058,373
CSL Ltd.	200,000	16,072,394
deCODE genetics, Inc. (a)(d)	653,300	2,574,002
Diagnocure, Inc. (a)	474,700	1,236,139
MannKind Corp. (a)(d)	144,000	1,277,280
		29,218,188
HEALTH CARE EQUIPMENT & SUPPLIES - 78.0%
Health Care Equipment - 65.5%
American Medical Systems Holdings, Inc. (a)(d)	700,000	12,880,000
ArthroCare Corp. (a)	250,000	14,005,000
Aspect Medical Systems, Inc. (a)	159,106	2,001,553
Baxter International, Inc.	1,600,000	87,616,000
Becton, Dickinson & Co.	1,240,000	95,405,600
C.R. Bard, Inc.	900,000	75,051,000
Covidien Ltd. (a)	400,000	15,932,000
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(f)	90,313	288,860
Gen-Probe, Inc. (a)	275,875	17,661,518
Gyrus Group PLC (a)	900,000	8,076,683
Heartware Ltd. (a)(e)	3,947,483	2,019,014
HemoSense, Inc. (a)	140,000	1,813,000
Hologic, Inc. (a)(d)	60,000	3,189,000
Home Diagnostics, Inc.	100,000	982,000
I-Flow Corp. (a)	24,600	442,062
Insulet Corp.	175,000	3,083,500
Integra LifeSciences Holdings Corp. (a)(d)	160,000	7,771,200
Intuitive Surgical, Inc. (a)	10,000	2,212,800
Kyphon, Inc. (a)	100,000	6,687,000
Masimo Corp.	102,000	2,142,000
Medtronic, Inc.	3,000,000	158,520,000
Mentor Corp.	80,000	3,567,200
Micrus Endovascular Corp. (a)	340,000	8,098,800
Northstar Neuroscience, Inc. (a)	251,300	2,854,768
NuVasive, Inc. (a)	101,600	3,241,040
ResMed, Inc. (a)(d)	50,000	2,033,000
Respironics, Inc. (a)	480,000	22,766,400
Sirona Dental Systems, Inc. (a)(d)	24,800	722,920
St. Jude Medical, Inc. (a)	700,000	30,499,000
Stereotaxis, Inc. (a)(d)	499,100	6,603,093
The Spectranetics Corp. (a)	300,000	4,419,000
ThermoGenesis Corp. (a)	599,788	1,559,449

	Shares	Value
Varian Medical Systems, Inc. (a)	35,000	$ 1,413,650
Volcano Corp. (a)	200,000	2,970,000
		608,528,110
Health Care Supplies - 12.5%
Alcon, Inc.	330,000	44,635,800
Align Technology, Inc. (a)(d)	150,000	3,409,500
Cooper Companies, Inc.	225,000	10,971,000
DENTSPLY International, Inc.	25,000	984,500
Immucor, Inc. (a)	500,000	16,675,000
Inverness Medical Innovations, Inc. (a)(d)	810,100	38,998,214
		115,674,014
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		724,202,124
HEALTH CARE PROVIDERS & SERVICES - 1.4%
Health Care Distributors & Services - 1.4%
Henry Schein, Inc. (a)	160,000	9,310,400
Patterson Companies, Inc. (a)	100,000	3,678,000
		12,988,400
HEALTH CARE TECHNOLOGY - 0.9%
Health Care Technology - 0.9%
Cerner Corp. (a)	112,400	6,411,296
Eclipsys Corp. (a)	100,000	2,309,000
		8,720,296
LIFE SCIENCES TOOLS & SERVICES - 10.7%
Life Sciences Tools & Services - 10.7%
Affymetrix, Inc. (a)	350,000	7,931,000
Bruker BioSciences Corp. (a)	900,000	6,426,000
Illumina, Inc. (a)	256,933	12,407,295
Invitrogen Corp. (a)	115,000	8,958,500
Millipore Corp. (a)(d)	110,000	7,664,800
QIAGEN NV (a)(d)	975,000	16,594,500
Thermo Fisher Scientific, Inc. (a)(d)	500,000	27,115,000
Third Wave Technologies, Inc. (a)	925,000	7,076,250
Waters Corp. (a)	75,000	4,617,750
		98,791,095
PHARMACEUTICALS - 3.8%
Pharmaceuticals - 3.8%
Allergan, Inc. (d)	525,000	31,505,250
BioMimetic Therapeutics, Inc. (a)	176,800	2,664,376
ULURU, Inc. (a)	300,000	1,422,000
		35,591,626
TOTAL COMMON STOCKS (Cost $750,568,747)		909,511,729
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	7,807,790	$ 7,807,790
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	78,747,205	78,747,205
TOTAL MONEY MARKET FUNDS (Cost $86,554,995)		86,554,995
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $837,123,742)		996,066,724
NET OTHER ASSETS - (7.3)%		(67,605,469)
NET ASSETS - 100%		$ 928,461,255
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when - issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $288,860 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 9
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 152,809
Fidelity Securities Lending Cash Central Fund	271,790
Total	$ 424,599
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NeuroMetrix, Inc.	$ 7,873,822	$ -	$ 6,595,270	$ -	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.8%
Switzerland	4.8%
Australia	1.9%
Netherlands	1.8%
Bermuda	1.7%
Others (individually less than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $77,156,385) - See accompanying schedule: Unaffiliated issuers (cost $750,568,747)	$ 909,511,729
Fidelity Central Funds (cost $86,554,995)	86,554,995
Total Investments (cost $837,123,742)		$ 996,066,724
Foreign currency held at value (cost $1,938,254)		1,938,254
Receivable for investments sold		13,022,934
Receivable for fund shares sold		759,719
Dividends receivable		47,091
Distributions receivable from Fidelity Central Funds		102,898
Prepaid expenses		1,118
Other receivables		5,093
Total assets		1,011,943,831

Liabilities
Payable for investments purchased
Regular delivery	$ 1,544,093
Delayed delivery	1,938,254
Payable for fund shares redeemed	609,954
Accrued management fee	414,374
Other affiliated payables	204,725
Other payables and accrued expenses	23,971
Collateral on securities loaned, at value	78,747,205
Total liabilities		83,482,576

Net Assets		$ 928,461,255
Net Assets consist of:
Paid in capital		$ 725,012,673
Accumulated net investment loss		(1,251,250)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		45,706,464
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		158,993,368
Net Assets, for 37,108,267 shares outstanding		$ 928,461,255
Net Asset Value, offering price and redemption price per share ($928,461,255 ÷ 37,108,267 shares)		$ 25.02

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 1,947,353
Interest		7,454
Income from Fidelity Central Funds (including $271,790 from security lending)		424,599
Total income		2,379,406

Expenses
Management fee	$ 2,285,958
Transfer agent fees	1,121,283
Accounting and security lending fees	148,017
Custodian fees and expenses	30,924
Independent trustees' compensation	1,305
Registration fees	19,452
Audit	18,344
Legal	2,553
Interest	8,259
Miscellaneous	11,636
Total expenses before reductions	3,647,731
Expense reductions	(17,075)	3,630,656
Net investment income (loss)		(1,251,250)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57,549,226
Other affiliated issuers	(10,363,316)
Foreign currency transactions	(137,020)
Total net realized gain (loss)		47,048,890
Change in net unrealized appreciation (depreciation) on: Investment securities	19,338,682
Assets and liabilities in foreign currencies	50,491
Total change in net unrealized appreciation (depreciation)		19,389,173
Net gain (loss)		66,438,063
Net increase (decrease) in net assets resulting from operations		$ 65,186,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31,2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,251,250)	$ (1,894,107)
Net realized gain (loss)	47,048,890	75,450,042
Change in net unrealized appreciation (depreciation)	19,389,173	(37,056,573)
Net increase (decrease) in net assets resulting from operations	65,186,813	36,499,362
Distributions to shareholders from net realized gain	(21,292,595)	(84,052,518)
Share transactions Proceeds from sales of shares	192,577,014	166,020,263
Reinvestment of distributions	20,485,899	80,778,740
Cost of shares redeemed	(125,490,486)	(517,423,736)
Net increase (decrease) in net assets resulting from share transactions	87,572,427	(270,624,733)
Redemption fees	19,987	35,458
Total increase (decrease) in net assets	131,486,632	(318,142,431)

Net Assets
Beginning of period	796,974,623	1,115,117,054
End of period (including accumulated net investment loss of $1,251,250 and $0, respectively)	$ 928,461,255	$ 796,974,623
Other Information Shares
Sold	7,776,999	7,116,270
Issued in reinvestment of distributions	859,668	3,475,653
Redeemed	(5,200,998)	(22,203,852)
Net increase (decrease)	3,435,669	(11,611,929)

Financial Highlights

	Six months ended August 31, 2007 (Unaudited)	Years ended February 28,
		2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 23.67	$ 24.62	$ 23.70	$ 20.99	$ 15.63	$ 16.02
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.04)	(.06)	(.09)	(.08)
Net realized and unrealized gain (loss)	2.03	1.35	1.80	2.88	5.97	(.21)
Total from investment operations	1.99	1.30	1.76	2.82	5.88	(.29)
Distributions from net realized gain	(.64)	(2.25)	(.84)	(.11)	(.53)	(.11)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 25.02	$ 23.67	$ 24.62	$ 23.70	$ 20.99	$ 15.63
Total Return B, C, D	8.54%	5.66%	7.36%	13.49%	37.94%	(1.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	.93%	.96%	1.00%	1.18%	1.33%
Expenses net of fee waivers, if any	.89% A	.93%	.96%	1.00%	1.18%	1.33%
Expenses net of all reductions	.89% A	.92%	.92%	.98%	1.15%	1.29%
Net investment income (loss)	(.31)% A	(.22)%	(.18)%	(.28)%	(.46)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 928,461	$ 796,975	$ 1,115,117	$ 966,579	$ 571,596	$ 155,970
Portfolio turnover rate G	162% A	71%	99%	28%	33%	82%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Pharmaceuticals Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	14.9	16.6
Schering-Plough Corp.	8.2	5.8
Bristol-Myers Squibb Co.	7.6	6.4
Abbott Laboratories	6.1	4.7
Wyeth	5.4	5.7
Johnson & Johnson	5.4	7.1
Shire PLC	3.6	1.5
Allergan, Inc.	3.4	2.6
Eli Lilly & Co.	2.6	2.2
Adams Respiratory Therapeutics, Inc.	2.4	0.4
	59.6
Top Industries (% of fund's net assets)
As of August 31, 2007
Pharmaceuticals	79.0%
Biotechnology	6.5%
Health Care Equipment & Supplies	3.9%
Health Care Technology	3.5%
Life Sciences Tools & Services	2.0%
All Others*	5.1%

As of February 28, 2007
Pharmaceuticals	78.6%
Biotechnology	8.6%
Health Care Technology	5.0%
Health Care Equipment & Supplies	3.1%
Chemicals	1.5%
All Others*	3.2%
* Includes short-term investments and net other assets.

Semiannual Report

Select Pharmaceuticals Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
BIOTECHNOLOGY - 6.5%
Biotechnology - 6.5%
3SBio, Inc. sponsored ADR	6,600	$ 65,340
Acambis PLC (a)	6,900	15,793
Acorda Therapeutics, Inc. (a)	3,500	62,965
Alkermes, Inc. (a)	1,400	23,590
Alnylam Pharmaceuticals, Inc. (a)	13,000	303,810
Altus Pharmaceuticals, Inc. (a)	25,000	262,000
Ambrilia Biopharma, Inc. (a)	48,500	109,763
Amgen, Inc. (a)	2,100	105,231
Amylin Pharmaceuticals, Inc. (a)	6,060	297,122
Antigenics, Inc. (a)	100	248
Arena Pharmaceuticals, Inc. (a)(d)	1,600	21,440
ARIAD Pharmaceuticals, Inc. (a)	100	497
ArQule, Inc. (a)	39,400	323,080
Basilea Pharmaceutica AG (a)	1,144	248,891
Biogen Idec, Inc. (a)	6,100	389,302
BioMarin Pharmaceutical, Inc. (a)	10,900	234,132
Biomira, Inc. (a)	100	105
Bionovo, Inc. (a)	100	440
Celgene Corp. (a)	7,900	507,259
Cephalon, Inc. (a)	6,200	465,310
Cepheid, Inc. (a)	9,400	175,592
Chelsea Therapeutics International Ltd. (a)(d)	21,400	129,470
Cougar Biotechnology, Inc. (a)	18,500	425,500
CSL Ltd.	32,865	2,641,096
CV Therapeutics, Inc. (a)	100	966
CytRx Corp. (a)	29,100	105,342
Dendreon Corp. (a)	2,800	22,260
Dyax Corp. (a)	4,700	18,283
Enzon Pharmaceuticals, Inc. (a)	9,000	72,990
Genentech, Inc. (a)	9,300	695,733
Genmab AS (a)	700	41,225
Genomic Health, Inc. (a)(d)	2,900	58,928
Genzyme Corp. (a)	100	6,241
Gilead Sciences, Inc. (a)	24,400	887,428
GPC Biotech AG sponsored ADR (a)	100	1,124
Grifols SA	1,300	27,221
GTx, Inc. (a)	5,700	91,200
Human Genome Sciences, Inc. (a)	2,200	20,262
IDM Pharma, Inc. (a)	100	168
ImClone Systems, Inc. (a)	100	3,406
Indevus Pharmaceuticals, Inc. (a)	195,200	1,325,408
Insmed, Inc. (a)	100	62
InterMune, Inc. (a)	1,400	27,678
Iomai Corp. (a)	600	1,134
Isis Pharmaceuticals, Inc. (a)	9,200	113,528
Kosan Biosciences, Inc. (a)	3,800	19,760
MannKind Corp. (a)(d)	6,435	57,078
Maxygen, Inc. (a)	100	892
Medarex, Inc. (a)	4,600	78,890
Medicure, Inc. (a)	100	120

	Shares	Value
Memory Pharmaceuticals Corp. (a)	213,600	$ 465,648
Metabasis Therapeutics, Inc. (a)	8,600	25,714
Molecular Insight Pharmaceuticals, Inc.	100	695
Momenta Pharmaceuticals, Inc. (a)	100	1,060
Monogram Biosciences, Inc. (a)	100	168
Mymetics Corp. (a)	200	20
Myriad Genetics, Inc. (a)	100	4,396
Nabi Biopharmaceuticals (a)	4,500	15,930
Neurochem, Inc. (a)	100	241
Neurogen Corp. (a)	47,725	235,762
Novacea, Inc. (a)	1,920	16,282
Novavax, Inc. (a)	100	328
NPS Pharmaceuticals, Inc. (a)	100	425
Nuvelo, Inc. (a)	100	218
Omrix Biopharmaceuticals, Inc. (a)	3,000	105,030
ONYX Pharmaceuticals, Inc. (a)	800	31,696
Opexa Therapeutics, Inc. (a)	200	816
OREXIGEN Therapeutics, Inc.	6,499	95,665
OSI Pharmaceuticals, Inc. (a)	24,600	839,106
Panacos Pharmaceuticals, Inc. (a)	100	289
PDL BioPharma, Inc. (a)	100	1,951
Poniard Pharmaceuticals, Inc. (a)	6,600	40,260
Prana Biotechnology Ltd. ADR (a)(d)	7,400	19,092
Progenics Pharmaceuticals, Inc. (a)	1,700	39,219
QLT, Inc. (a)	2,800	16,436
Regeneron Pharmaceuticals, Inc. (a)	14,600	284,116
Rosetta Genomics Ltd.	3,000	15,960
Speedel Holding AG (a)	810	103,859
Targacept, Inc. (a)	100	965
Tercica, Inc. (a)(d)	6,400	42,368
Theravance, Inc. (a)	16,100	505,701
Transition Therapeutics, Inc. (a)	2,222	30,299
United Therapeutics Corp. (a)	3,300	226,017
Vanda Pharmaceuticals, Inc. (a)	1,100	16,423
YM Biosciences, Inc. (a)	5,000	8,096
Zymogenetics, Inc. (a)	3,000	36,240
		13,711,794
CHEMICALS - 1.8%
Commodity Chemicals - 0.0%
Solvay SA	100	14,835
Diversified Chemicals - 1.2%
Bayer AG sponsored ADR	32,400	2,561,220
Specialty Chemicals - 0.6%
Jubilant Organosys Ltd.	2,144	15,663
Lonza Group AG	6,704	657,173
Sigma Aldrich Corp.	14,200	636,160
		1,308,996
TOTAL CHEMICALS		3,885,051
FOOD PRODUCTS - 0.0%
Packaged Foods & Meats - 0.0%
China Mengniu Dairy Co. Ltd.	6,000	22,623
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 3.9%
Health Care Equipment - 3.7%
Advanced Medical Optics, Inc. (a)	100	$ 2,874
Alphatec Holdings, Inc. (a)	100	369
American Medical Systems Holdings, Inc. (a)	2,100	38,640
Angiodynamics, Inc. (a)	2,100	40,866
Aradigm Corp. (a)	16,500	19,140
Baxter International, Inc.	8,300	454,508
Beckman Coulter, Inc.	3,000	215,850
Becton, Dickinson & Co.	9,700	746,318
BioLase Technology, Inc. (a)	3,500	24,220
Boston Scientific Corp. (a)	100	1,283
C.R. Bard, Inc.	7,600	633,764
China Medical Technologies, Inc. sponsored ADR (d)	8,400	288,036
Cochlear Ltd.	700	38,381
Dade Behring Holdings, Inc.	400	30,204
Edwards Lifesciences Corp. (a)	100	4,830
EPIX Pharmaceuticals, Inc. (a)	100	440
ev3, Inc. (a)	1,400	21,434
Exactech, Inc. (a)	5,300	85,118
Gen-Probe, Inc. (a)	6,200	396,924
GN Store Nordic AS (a)	100	983
Golden Meditech Co. Ltd. (a)	24,000	11,389
Hansen Medical, Inc.	100	2,426
Hologic, Inc. (a)	5,600	297,640
I-Flow Corp. (a)	7,300	131,181
Insulet Corp.	100	1,762
Integra LifeSciences Holdings Corp. (a)	1,400	67,998
Medtronic, Inc.	16,600	877,144
Micrus Endovascular Corp. (a)	2,900	69,078
Mindray Medical International Ltd. sponsored ADR (d)	41,300	1,465,737
NeuroMetrix, Inc. (a)	3,100	24,087
Orthofix International NV (a)	400	19,136
Quidel Corp. (a)	100	1,698
Respironics, Inc. (a)	1,600	75,888
Sirona Dental Systems, Inc. (a)(d)	3,100	90,365
SonoSite, Inc. (a)	900	26,244
Sonova Holding AG	6,313	557,744
St. Jude Medical, Inc. (a)	9,900	431,343
Stereotaxis, Inc. (a)	100	1,323
Stryker Corp.	300	20,040
SurModics, Inc. (a)	100	4,825
ThermoGenesis Corp. (a)	100	260
Thoratec Corp. (a)	1,300	26,871
Varian Medical Systems, Inc. (a)	500	20,195
Volcano Corp. (a)	5,800	86,130
Wavelight AG (a)	100	2,056

	Shares	Value
William Demant Holding AS (a)	3,400	$ 299,732
Zimmer Holdings, Inc. (a)	300	23,499
		7,679,973
Health Care Supplies - 0.2%
Alcon, Inc.	100	13,526
Chembio Diagnostics, Inc. (a)	100	56
DJO, Inc. (a)	100	4,868
Immucor, Inc. (a)	7,600	253,460
Insite Vision (a)	100	109
Inverness Medical Innovations, Inc. (a)	1,200	57,768
Regeneration Technologies, Inc. (a)	7,100	76,893
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	16,000	34,473
		441,153
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		8,121,126
HEALTH CARE PROVIDERS & SERVICES - 0.7%
Health Care Distributors & Services - 0.0%
AmerisourceBergen Corp.	100	4,785
Amplifon SpA	2,300	20,674
Cardinal Health, Inc.	100	6,838
Chindex International, Inc. (a)	900	18,513
McKesson Corp.	400	22,884
PharMerica Corp. (a)	8	142
		73,836
Health Care Facilities - 0.3%
Apollo Hospitals Enterprise Ltd. GDR (e)	100	1,185
Brookdale Senior Living, Inc.	7,600	278,312
Capital Senior Living Corp. (a)	12,900	104,490
Clinica Baviera SA	1,300	39,619
HealthSouth Corp. (a)(d)	6,000	109,560
Sun Healthcare Group, Inc. (a)	1,500	22,305
		555,471
Health Care Services - 0.1%
Air Methods Corp. (a)	100	3,963
AMN Healthcare Services, Inc. (a)	1,100	19,613
BioScrip, Inc. (a)	3,000	17,430
DaVita, Inc. (a)	100	5,752
Emergency Medical Services Corp. Class A (a)	700	19,642
Express Scripts, Inc. (a)	200	10,950
Fresenius Medical Care AG sponsored ADR	100	4,923
Health Grades, Inc. (a)	3,900	22,581
Healthways, Inc. (a)	500	24,900
Medco Health Solutions, Inc. (a)	100	8,545
Omnicare, Inc.	700	22,841
Quest Diagnostics, Inc.	100	5,475
		166,615
Managed Health Care - 0.3%
CIGNA Corp.	2,100	108,528
Humana, Inc. (a)	300	19,227
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
National Medical Health Card Systems, Inc. (a)	1,600	$ 16,976
UnitedHealth Group, Inc.	8,900	445,089
Wellcare Health Plans, Inc. (a)	100	9,870
WellPoint, Inc. (a)	200	16,118
		615,808
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,411,730
HEALTH CARE TECHNOLOGY - 3.5%
Health Care Technology - 3.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	69,500	1,571,395
Cerner Corp. (a)	80,100	4,568,904
Eclipsys Corp. (a)	9,700	223,973
Merge Technologies, Inc. (a)	8,200	38,376
TriZetto Group, Inc. (a)	37,500	586,125
Vital Images, Inc. (a)	19,100	354,114
		7,342,887
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Shanghai Industrial Holdings Ltd. (H Shares)	35,000	153,066
INSURANCE - 0.1%
Life & Health Insurance - 0.1%
China Life Insurance Co. Ltd. ADR	466	33,985
Universal American Financial Corp. (a)	4,500	93,420
		127,405
INTERNET & CATALOG RETAIL - 0.0%
Internet Retail - 0.0%
NutriSystem, Inc. (a)	100	5,423
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Life Sciences Tools & Services - 2.0%
AMAG Pharmaceuticals, Inc.	1,600	87,440
Applera Corp. - Celera Genomics Group (a)	1,600	21,072
Biodelivery Sciences International, Inc. (a)	4,700	18,612
Charles River Laboratories International, Inc. (a)	500	26,240
Covance, Inc. (a)	1,900	139,308
Exelixis, Inc. (a)	29,200	328,500
ICON PLC sponsored ADR	500	22,840
Illumina, Inc. (a)	6,600	318,714
Innovive Pharmaceuticals, Inc. (a)	100	230
Medivation, Inc. (a)(d)	27,900	487,413
Millipore Corp. (a)	8,500	592,280
Nektar Therapeutics (a)	10,600	87,556
PerkinElmer, Inc.	4,800	131,568

	Shares	Value
Pharmaceutical Product Development, Inc.	14,100	$ 493,923
PRA International (a)	15,900	463,485
QIAGEN NV (a)	178	3,030
Sequenom, Inc. (a)	4,000	19,520
Techne Corp. (a)	2,066	130,179
Thermo Fisher Scientific, Inc. (a)	12,500	677,875
Third Wave Technologies, Inc. (a)	15,900	121,635
Ventana Medical Systems, Inc. (a)	100	8,179
Waters Corp. (a)	400	24,628
		4,204,227
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Chattem, Inc. (a)	15,000	925,650
Hengan International Group Co. Ltd.	8,000	24,624
		950,274
PHARMACEUTICALS - 79.0%
Pharmaceuticals - 79.0%
Abbott Laboratories (d)	244,900	12,712,759
Abraxis BioScience, Inc. (a)(d)	28,600	627,484
Adams Respiratory Therapeutics, Inc. (a)(d)	128,500	4,954,960
Alexza Pharmaceuticals, Inc. (a)	100	821
Allergan, Inc. (d)	119,000	7,141,190
Allon Therapeutics, Inc. (a)	100	84
Alpharma, Inc. Class A	15,600	357,240
Aspreva Pharmaceuticals Corp. (a)	1,100	21,285
Astellas Pharma, Inc.	400	18,548
AstraZeneca PLC sponsored ADR	1,330	65,436
Auxilium Pharmaceuticals, Inc. (a)	7,400	143,560
Barr Pharmaceuticals, Inc. (a)	21,850	1,111,728
Beijing Med-Pharm Corp. (a)(d)	11,100	104,007
Beijing Med-Pharm Corp. warrants 8/21/12 (a)(f)	5,000	5,997
Biodel, Inc.	5,100	96,543
BioMimetic Therapeutics, Inc. (a)	400	6,028
Biovail Corp.	110	1,939
Bradley Pharmaceuticals, Inc. (a)	1,100	21,516
Bristol-Myers Squibb Co.	548,000	15,974,200
Cardiome Pharma Corp. (a)	32,700	290,446
China Shineway Pharmaceutical Group Ltd.	100	66
Chugai Pharmaceutical Co. Ltd.	38,800	696,896
Cipla Ltd.	100	410
Collagenex Pharmaceuticals, Inc. (a)(d)	38,300	491,006
Cypress Bioscience, Inc. (a)	7,100	94,146
Daiichi Sankyo Co. Ltd.	6,800	185,553
Eisai Co. Ltd. (a)	400	16,649
Elan Corp. PLC sponsored ADR (a)	58,300	1,129,854
Eli Lilly & Co. (d)	95,900	5,499,865
Endo Pharmaceuticals Holdings, Inc. (a)	38,900	1,240,132
Eurand NV	6,700	89,244
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Flamel Technologies SA sponsored ADR (a)	100	$ 942
Forest Laboratories, Inc. (a)	54,820	2,062,877
GlaxoSmithKline PLC sponsored ADR	1,300	67,886
Guangzhou Pharmaceutical Co. Ltd. (H Shares)	25,000	25,874
H. Lundbeck AS	100	2,350
Hi-Tech Pharmacal Co., Inc. (a)	5,500	62,700
Impax Laboratories, Inc. (a)	57,000	595,650
Inspire Pharmaceuticals, Inc. (a)	94,600	523,138
Intercell AG (a)	100	3,523
Inyx, Inc. (a)	113,500	6,810
Ipsen SA	11,600	609,216
Javelin Pharmaceuticals, Inc. (a)	19,800	105,732
Jazz Pharmaceuticals, Inc.	8,600	115,584
Johnson & Johnson	182,600	11,282,854
King Pharmaceuticals, Inc. (a)	9,700	145,791
MacroChem Corp. (a)	75,100	45,060
Meda AB (A Shares)	6,000	88,732
Medicines Co. (a)	9,700	161,990
Medicis Pharmaceutical Corp. Class A	24,100	736,014
Merck & Co., Inc.	622,400	31,225,809
Merck KGaA	14,361	1,841,822
MGI Pharma, Inc. (a)	61,800	1,456,626
Mylan Laboratories, Inc. (d)	55,300	835,030
Newron Pharmaceuticals SpA	100	5,253
Nexmed, Inc. (a)	413,700	670,194
Novartis AG sponsored ADR	36,240	1,908,036
Noven Pharmaceuticals, Inc. (a)	10,500	160,230
Novo Nordisk AS Series B sponsored ADR	26,000	2,907,060
Ono Pharmaceutical Co. Ltd.	7,800	402,781
Par Pharmaceutical Companies, Inc. (a)	29,700	664,983
Penwest Pharmaceuticals Co. (a)(d)	15,900	196,365
Perrigo Co.	97,400	2,017,154
Pfizer, Inc.	90,900	2,257,956
Pharmaxis Ltd. (a)	100	333
Pharmstandard OJSC GDR unit (a)(e)	3,600	60,300
Pipex Pharmaceuticals, Inc. (a)	67	401
Pozen, Inc. (a)	2,600	25,974
Renovo Group PLC (a)	20,800	71,728
Replidyne, Inc. (a)(d)	2,000	13,560
Roche Holding AG (participation certificate)	9,675	1,693,125
Sanofi-Aventis sponsored ADR	14,256	583,783
Santarus, Inc. (a)	36,000	89,280
Schering-Plough Corp. (d)	570,390	17,123,108
Sciele Pharma, Inc. (a)(d)	13,700	316,196
Sepracor, Inc. (a)	26,200	764,254

	Shares	Value
Shionogi & Co. Ltd.	1,000	$ 14,559
Shire PLC	287,600	7,548,541
Sirtris Pharmaceuticals, Inc.	3,800	49,324
Somaxon Pharmaceuticals, Inc. (a)	3,300	40,722
Spectrum Pharmaceuticals, Inc. (a)	4,500	18,360
Takeda Pharamaceutical Co. Ltd.	9,700	663,391
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,600	842,800
Tongjitang Chinese Medicines Co. sponsored ADR	2,300	21,298
Valeant Pharmaceuticals International	38,400	605,568
Vectura Group PLC (a)	100	150
ViroPharma, Inc. (a)	23,000	227,930
Warner Chilcott Ltd.	128,200	2,375,546
Watson Pharmaceuticals, Inc. (a)	18,600	554,652
Wuyi International Pharmaceutical Co. Ltd.	100	16
Wyeth	245,320	11,358,316
XenoPort, Inc. (a)	102,800	4,269,284
		165,624,113
SOFTWARE - 0.0%
Systems Software - 0.0%
Quality Systems, Inc.	2,700	99,495
TOTAL COMMON STOCKS (Cost $182,734,911)		205,659,214
Money Market Funds - 19.2%

Fidelity Cash Central Fund, 5.48% (b)	4,037,439	4,037,439
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	36,193,248	36,193,248
TOTAL MONEY MARKET FUNDS (Cost $40,230,687)		40,230,687
TOTAL INVESTMENT PORTFOLIO - 117.3% (Cost $222,965,598)		245,889,901
NET OTHER ASSETS - (17.3)%		(36,203,094)
NET ASSETS - 100%		$ 209,686,807
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,485 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,997 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Beijing Med-Pharm Corp. warrants 8/21/12	8/17/07	$ 125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,060
Fidelity Securities Lending Cash Central Fund	48,797
Total	$ 117,857
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.3%
United Kingdom	3.6%
Switzerland	2.5%
Germany	2.1%
Denmark	1.6%
Australia	1.3%
Bermuda	1.1%
Others (individually less than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,664,321) - See accompanying schedule: Unaffiliated issuers (cost $182,734,911)	$ 205,659,214
Fidelity Central Funds (cost $40,230,687)	40,230,687
Total Investments (cost $222,965,598)		$ 245,889,901
Cash		1,292
Receivable for fund shares sold		137,177
Dividends receivable		225,148
Distributions receivable from Fidelity Central Funds		30,681
Prepaid expenses		218
Total assets		246,284,417

Liabilities
Payable for investments purchased	$ 1,257
Payable for fund shares redeemed	224,596
Accrued management fee	97,087
Other affiliated payables	57,231
Other payables and accrued expenses	24,191
Collateral on securities loaned, at value	36,193,248
Total liabilities		36,597,610

Net Assets		$ 209,686,807
Net Assets consist of:
Paid in capital		$ 180,577,825
Undistributed net investment income		967,846
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,216,369
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,924,767
Net Assets, for 18,403,009 shares outstanding		$ 209,686,807
Net Asset Value, offering price and redemption price per share ($209,686,807 ÷ 18,403,009 shares)		$ 11.39

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,851,196
Interest		9
Income from Fidelity Central Funds (including $48,797 from security lending)		117,857
Total income		1,969,062

Expenses
Management fee	$ 592,961
Transfer agent fees	308,402
Accounting and security lending fees	43,256
Custodian fees and expenses	21,729
Independent trustees' compensation	344
Registration fees	35,838
Audit	17,130
Legal	620
Miscellaneous	3,735
Total expenses before reductions	1,024,015
Expense reductions	(3,031)	1,020,984
Net investment income (loss)		948,078
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,976,148
Investment not meeting investment restrictions	(825)
Foreign currency transactions	(4,222)
Payment from investment advisor for loss on investment not meeting investment restrictions	825
Total net realized gain (loss)		5,971,926
Change in net unrealized appreciation (depreciation) on: Investment securities	5,277,923
Assets and liabilities in foreign currencies	395
Total change in net unrealized appreciation (depreciation)		5,278,318
Net gain (loss)		11,250,244
Net increase (decrease) in net assets resulting from operations		$ 12,198,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 948,078	$ 1,472,971
Net realized gain (loss)	5,971,926	3,407,446
Change in net unrealized appreciation (depreciation)	5,278,318	9,452,597
Net increase (decrease) in net assets resulting from operations	12,198,322	14,333,014
Distributions to shareholders from net investment income	(677,278)	(782,855)
Distributions to shareholders from net realized gain	(3,217,069)	(4,395,701)
Total distributions	(3,894,347)	(5,178,556)
Share transactions Proceeds from sales of shares	92,371,358	286,567,788
Reinvestment of distributions	3,545,748	4,802,781
Cost of shares redeemed	(89,671,349)	(247,920,783)
Net increase (decrease) in net assets resulting from share transactions	6,245,757	43,449,786
Redemption fees	8,854	52,583
Total increase (decrease) in net assets	14,558,586	52,656,827

Net Assets
Beginning of period	195,128,221	142,471,394
End of period (including undistributed net investment income of $967,846 and undistributed net investment income of $807,588, respectively)	$ 209,686,807	$ 195,128,221
Other Information Shares
Sold	7,910,369	27,141,862
Issued in reinvestment of distributions	309,402	462,448
Redeemed	(7,759,117)	(23,347,236)
Net increase (decrease)	460,654	4,257,074

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.41	$ 8.64	$ 8.95	$ 7.00	$ 9.23
Income from Investment Operations
Net investment income (loss) E	.05	.08	.02	- J	(.01)	(.02)
Net realized and unrealized gain (loss)	.69	.74	1.77	(.31)	1.95	(2.22)
Total from investment operations	.74	.82	1.79	(.31)	1.94	(2.24)
Distributions from net investment income	(.04)	(.04)	(.02)	-	-	-
Distributions from net realized gain	(.19)	(.31)	-	-	-	-
Total distributions	(.23)	(.35)	(.02)	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 11.39	$ 10.88	$ 10.41	$ 8.64	$ 8.95	$ 7.00
Total Return B, C, D	6.79%	8.05%	20.68%	(3.46) %	27.86%	(24.16) %
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	1.02%	1.11%	1.20%	1.59%	1.80%
Expenses net of fee waivers, if any	.96% A	1.02%	1.11%	1.20%	1.59%	1.80%
Expenses net of all reductions	.96% A	1.01%	1.03%	1.19%	1.57%	1.74%
Net investment income (loss)	.89% A	.73%	.23%	.05%	(.10) %	(.26) %
Supplemental Data
Net assets, end of period (000 omitted)	$ 209,687	$ 195,128	$ 142,471	$ 95,502	$ 87,158	$ 50,456
Portfolio turnover rate G	114% A	204%	207%	42%	80%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time.

Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Health Care Portfolio, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation)
Biotechnology Portfolio	$ 1,380,052,578	$ 150,940,754	$ 163,111,120)	$ (12,170,366)
Health Care Portfolio	1,716,515,215	411,948,962	(51,291,811)	360,657,151
Medical Delivery Portfolio	584,239,955	119,864,231	(27,356,934)	92,507,297
Medical Equipment and Systems Portfolio	839,245,480	171,568,410	(14,747,166)	156,821,244
Pharmaceuticals Portfolio	223,359,715	28,309,423	(5,779,237)	22,530,186

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	895,933,331	1,076,929,943
Health Care Portfolio	1,176,135,636	1,340,599,795
Medical Delivery Portfolio	347,654,071	360,114,144
Medical Equipment and Systems Portfolio	709,617,230	658,471,495
Pharmaceuticals Portfolio	120,684,143	120,269,490

Pharmaceuticals Portfolio realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.26%	.56%
Health Care Portfolio	.30%	.26%	.56%
Medical Delivery Portfolio	.30%	.26%	.56%
Medical Equipment and Systems Portfolio	.30%	.26%	.56%
Pharmaceuticals Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.28%
Health Care Portfolio	.24%
Medical Delivery Portfolio	.29%
Medical Equipment and Systems Portfolio	.27%
Pharmaceuticals Portfolio	.29%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 9,657
Health Care Portfolio	5,471
Medical Delivery Portfolio	2,889
Medical Equipment and Systems Portfolio	2,490
Pharmaceuticals Portfolio	1,933

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	Borrower	$ 4,242,950	5.41%	$ 12,750
Medical Delivery Portfolio	Borrower	$ 6,304,000	5.43%	$ 951
Medical Equipment and Systems Portfolio	Borrower	$ 4,992,700	5.39%	$ 7,481

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Biotechnology Portfolio	$ 1,480
Health Care Portfolio	2,252
Medical Delivery Portfolio	710
Medical Equipment and Systems Portfolio	854
Pharmaceuticals Portfolio	226

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Medical Equipment and Systems Portfolio	$ 2,511,000	5.58%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody Expense Reduction	Transfer Agent Expense Reduction
Biotechnology Portfolio	$ 688	$ -	$ 11,091
Health Care Portfolio	37,134	5,337	22,571
Medical Delivery Portfolio	3,852	-	4,231
Medical Equipment and Systems Portfolio	12,646	-	4,239
Pharmaceuticals Portfolio	1,296	-	1,674

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Biotechnology
Select Health Care
Select Medical Delivery
Select Medical Equipment and Systems
Select Pharmaceuticals

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included changes to the funds' indices. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Biotechnology Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Semiannual Report

Health Care Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Medical Delivery Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Medical Equipment and Systems Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Pharmaceuticals Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Biotechnology Portfolio

Health Care Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Semiannual Report

Pharmaceuticals Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SELHC-USAN-1007
1.813643.102

Fidelity®

Select Portfolios®

Industrials Sector

Select Air Transportation Portfolio

Select Defense and Aerospace Portfolio

Select Environmental Portfolio

Select Industrial Equipment Portfolio

Select Industrials Portfolio

Select Transportation Portfolio

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Industrials Sector
Air Transportation	<Click Here>
Defense and Aerospace	<Click Here>
Environmental	<Click Here>
Industrial Equipment	<Click Here>
Industrials	<Click Here>
Transportation	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Air Transportation Portfolio
Actual	$ 1,000.00	$ 1,033.50	$ 5.26
Hypothetical A	$ 1,000.00	$ 1,019.96	$ 5.23
Defense and Aerospace Portfolio
Actual	$ 1,000.00	$ 1,111.90	$ 4.62
Hypothetical A	$ 1,000.00	$ 1,020.76	$ 4.42
Environmental Portfolio
Actual	$ 1,000.00	$ 1,036.60	$ 5.63
Hypothetical A	$ 1,000.00	$ 1,019.61	$ 5.58
Industrial Equipment Portfolio
Actual	$ 1,000.00	$ 1,136.40	$ 4.83
Hypothetical A	$ 1,000.00	$ 1,020.61	$ 4.57
Industrials Portfolio
Actual	$ 1,000.00	$ 1,124.90	$ 5.34
Hypothetical A	$ 1,000.00	$ 1,020.11	$ 5.08
Transportation Portfolio
Actual	$ 1,000.00	$ 1,014.60	$ 5.17
Hypothetical A	$ 1,000.00	$ 1,020.01	$ 5.18

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Air Transportation Portfolio	1.03%
Defense and Aerospace Portfolio	0.87%
Environmental Portfolio	1.10%
Industrial Equipment Portfolio	0.90%
Industrials Portfolio	1.00%
Transportation Portfolio	1.02%

Semiannual Report

Select Air Transportation Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Rockwell Collins, Inc.	11.3	6.8
Precision Castparts Corp.	10.3	6.1
C.H. Robinson Worldwide, Inc.	6.8	6.1
Expeditors International of Washington, Inc.	6.1	5.3
Titanium Metals Corp.	5.4	2.9
United Parcel Service, Inc. Class B	5.0	7.1
Goodrich Corp.	4.7	1.8
FedEx Corp.	4.7	8.8
Spirit AeroSystems Holdings, Inc. Class A	4.4	2.7
UAL Corp.	4.3	3.8
	63.0
Top Industries (% of fund's net assets)
As of August 31, 2007
Aerospace & Defense	43.3%
Air Freight & Logistics	25.9%
Airlines	18.7%
Metals & Mining	5.4%
Communications Equipment	2.5%
All Others*	4.2%

As of February 28, 2007
Aerospace & Defense	32.5%
Air Freight & Logistics	30.9%
Airlines	24.7%
Industrial Conglomerates	3.6%
Metals & Mining	3.5%
All Others*	4.8%

* Includes short-term investments and net other assets.

Semiannual Report

Select Air Transportation Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AEROSPACE & DEFENSE - 43.3%
Aerospace & Defense - 43.3%
Bombardier, Inc. Class B (sub. vtg.) (a)	266,900	$ 1,566,952
General Dynamics Corp.	36,200	2,843,872
Goodrich Corp.	53,000	3,347,480
Hexcel Corp. (a)	16,000	348,640
Precision Castparts Corp.	56,200	7,323,422
Raytheon Co.	48,300	2,962,722
Rockwell Collins, Inc.	116,400	8,016,468
Spirit AeroSystems Holdings, Inc. Class A	87,300	3,120,975
The Boeing Co.	8,200	792,940
Triumph Group, Inc.	6,000	439,260
		30,762,731
AIR FREIGHT & LOGISTICS - 25.9%
Air Freight & Logistics - 25.9%
C.H. Robinson Worldwide, Inc. (d)	98,400	4,825,536
Expeditors International of Washington, Inc.	98,400	4,346,328
FedEx Corp.	30,450	3,339,756
Forward Air Corp.	22,300	781,392
Hub Group, Inc. Class A (a)	22,000	734,140
United Parcel Service, Inc. Class B	46,900	3,557,834
UTI Worldwide, Inc.	34,600	769,850
		18,354,836
AIRLINES - 18.4%
Airlines - 18.4%
AirTran Holdings, Inc. (a)	30,200	317,402
Alaska Air Group, Inc. (a)	100	2,482
AMR Corp.	100,100	2,453,451
Continental Airlines, Inc. Class B (a)(d)	70,100	2,331,526
Delta Air Lines, Inc. (a)	117,240	1,979,011
ExpressJet Holdings, Inc. Class A (a)	200	872
Frontier Airlines Holdings, Inc. (a)	5	30
Pinnacle Airlines Corp. (a)	600	9,834
SkyWest, Inc.	16,700	419,671
Southwest Airlines Co.	28,100	424,591
UAL Corp. (a)(d)	64,400	3,057,068
US Airways Group, Inc. (a)	55,566	1,719,768
WestJet Airlines Ltd. (a)	21,350	319,426
		13,035,132
COMMUNICATIONS EQUIPMENT - 2.5%
Communications Equipment - 2.5%
Harris Corp.	29,400	1,788,402
INDUSTRIAL CONGLOMERATES - 1.0%
Industrial Conglomerates - 1.0%
Textron, Inc.	12,400	723,416
METALS & MINING - 5.4%
Diversified Metals & Mining - 5.4%
Titanium Metals Corp. (a)(d)	121,300	3,802,755

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.6%
Oil & Gas Refining & Marketing - 0.6%
Valero Energy Corp.	6,400	$ 438,464
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	518
TOTAL OIL, GAS & CONSUMABLE FUELS		438,982
TRADING COMPANIES & DISTRIBUTORS - 2.0%
Trading Companies & Distributors - 2.0%
TransDigm Group, Inc. (a)	35,300	1,434,945
TOTAL COMMON STOCKS (Cost $47,959,480)		70,341,199
Nonconvertible Bonds - 0.3%
Principal Amount
AIRLINES - 0.3%
Airlines - 0.3%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $104,974)	$ 3,500,000	227,500
Money Market Funds - 16.7%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	21,180	21,180
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	11,834,025	11,834,025
TOTAL MONEY MARKET FUNDS (Cost $11,855,205)		11,855,205
TOTAL INVESTMENT PORTFOLIO - 116.1% (Cost $59,919,659)		82,423,904
NET OTHER ASSETS - (16.1)%		(11,406,129)
NET ASSETS - 100%		$ 71,017,775
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,007
Fidelity Securities Lending Cash Central Fund	18,664
Total	$ 28,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,789,069) - See accompanying schedule: Unaffiliated issuers (cost $48,064,454)	$ 70,568,699
Fidelity Central Funds (cost $11,855,205)	11,855,205
Total Investments (cost $59,919,659)		$ 82,423,904
Receivable for investments sold		346,329
Receivable for fund shares sold		207,237
Dividends receivable		34,799
Distributions receivable from Fidelity Central Funds		3,871
Prepaid expenses		147
Total assets		83,016,287

Liabilities
Payable for fund shares redeemed	$ 93,551
Accrued management fee	33,303
Other affiliated payables	21,299
Other payables and accrued expenses	16,334
Collateral on securities loaned, at value	11,834,025
Total liabilities		11,998,512

Net Assets		$ 71,017,775
Net Assets consist of:
Paid in capital		$ 44,523,271
Accumulated net investment loss		(153,743)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,144,002
Net unrealized appreciation (depreciation) on investments		22,504,245
Net Assets, for 1,387,413 shares outstanding		$ 71,017,775
Net Asset Value, offering price and redemption price per share ($71,017,775 ÷ 1,387,413 shares)		$ 51.19

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 294,291
Interest		1,526
Income from Fidelity Central Funds (including $18,664 from security lending)		28,671
Total income		324,488

Expenses
Management fee	$ 261,691
Transfer agent fees	140,480
Accounting and security lending fees	19,970
Custodian fees and expenses	11,783
Independent trustees' compensation	175
Registration fees	25,568
Audit	16,730
Legal	322
Miscellaneous	2,547
Total expenses before reductions	479,266
Expense reductions	(1,047)	478,219
Net investment income (loss)		(153,731)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,056,951
Foreign currency transactions	396
Total net realized gain (loss)		5,057,347
Change in net unrealized appreciation (depreciation) on investment securities		(2,254,540)
Net gain (loss)		2,802,807
Net increase (decrease) in net assets resulting from operations		$ 2,649,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Air Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (153,731)	$ (142,128)
Net realized gain (loss)	5,057,347	5,041,791
Change in net unrealized appreciation (depreciation)	(2,254,540)	9,206,214
Net increase (decrease) in net assets resulting from operations	2,649,076	14,105,877
Distributions to shareholders from net realized gain	(2,698,045)	(2,737,561)
Share transactions Proceeds from sales of shares	21,391,017	235,838,995
Reinvestment of distributions	2,591,592	2,563,316
Cost of shares redeemed	(100,229,388)	(220,199,811)
Net increase (decrease) in net assets resulting from share transactions	(76,246,779)	18,202,500
Redemption fees	11,762	89,643
Total increase (decrease) in net assets	(76,283,986)	29,660,459

Net Assets
Beginning of period	147,301,761	117,641,302
End of period (including accumulated net investment loss of $153,743 and accumulated net investment loss of $12, respectively)	$ 71,017,775	$ 147,301,761
Other Information Shares
Sold	420,567	4,974,556
Issued in reinvestment of distributions	51,925	55,583
Redeemed	(1,988,279)	(4,854,045)
Net increase (decrease)	(1,515,787)	176,094

Financial Highlights

	Six months ended August 31, 2007 (Unaudited)	Years ended February 28,
		2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 50.74	$ 43.14	$ 33.46	$ 30.04	$ 19.58	$ 32.96
Income from Investment Operations
Net investment income (loss) E	(.08)	(.06)	(.04)	.07	(.13)	(.19)
Net realized and unrealized gain (loss)	1.74	8.48	10.44	3.73	10.55	(12.99)
Total from investment operations	1.66	8.42	10.40	3.80	10.42	(13.18)
Distributions from net investment income	-	-	(.01)	(.06)	-	-
Distributions from net realized gain	(1.22)	(.86)	(.75)	(.36)	-	(.24)
Total distributions	(1.22)	(.86)	(.76)	(.42)	-	(.24)
Redemption fees added to paid in capital E	.01	.04	.04	.04	.04	.04
Net asset value, end of period	$ 51.19	$ 50.74	$ 43.14	$ 33.46	$ 30.04	$ 19.58
Total Return B,C,D	3.35%	19.81%	31.40%	12.92%	53.42%	(40.16)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.00%	1.16%	1.23%	1.49%	1.63%
Expenses net of fee waivers, if any	1.03% A	1.00%	1.16%	1.23%	1.49%	1.63%
Expenses net of all reductions	1.02% A	.99%	1.11%	1.21%	1.42%	1.58%
Net investment income (loss)	(.33)% A	(.12)%	(.11)%	.22%	(.47)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,018	$ 147,302	$ 117,641	$ 35,292	$ 34,724	$ 23,440
Portfolio turnover rate G	32% A	165%	93%	71%	140%	56%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Defense and Aerospace Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Lockheed Martin Corp.	12.2	11.9
General Dynamics Corp.	11.5	12.9
Raytheon Co.	11.3	11.2
The Boeing Co.	8.2	3.9
Precision Castparts Corp.	6.5	4.8
Rockwell Collins, Inc.	4.9	7.0
Alliant Techsystems, Inc.	3.4	4.1
DRS Technologies, Inc.	3.3	3.8
Harris Corp.	2.9	3.6
Goodrich Corp.	2.7	2.8
	66.9
Top Industries (% of fund's net assets)
As of August 31, 2007
Aerospace & Defense	80.5%
Communications Equipment	3.7%
Metals & Mining	3.7%
IT Services	3.4%
Trading Companies & Distributors	1.6%
All Others*	7.1%

As of February 28, 2007
Aerospace & Defense	83.6%
Communications Equipment	4.6%
Metals & Mining	3.7%
IT Services	3.5%
Machinery	0.6%
All Others*	4.0%

* Includes short-term investments and net other assets.

Semiannual Report

Select Defense and Aerospace Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
AEROSPACE & DEFENSE - 80.5%
Aerospace & Defense - 80.5%
AAR Corp. (a)	330,800	$ 10,387,120
AeroVironment, Inc.	10,000	197,600
Alliant Techsystems, Inc. (a)	437,255	46,047,324
BE Aerospace, Inc. (a)	232,850	9,074,165
Ceradyne, Inc. (a)	95,900	6,931,652
DRS Technologies, Inc. (d)	863,100	45,295,488
DynCorp International, Inc. Class A (a)	255,000	5,492,700
EDO Corp.	160,600	6,912,224
GenCorp, Inc. (non-vtg.) (a)(d)	181,300	2,074,072
General Dynamics Corp.	1,993,000	156,570,080
Goodrich Corp.	591,750	37,374,930
Hexcel Corp. (a)(d)	584,100	12,727,539
Honeywell International, Inc.	133,000	7,467,950
L-3 Communications Holdings, Inc.	290,900	28,656,559
Ladish Co., Inc. (a)	350,000	18,368,000
Limco-Piedmont, Inc.	100,000	1,191,000
Lockheed Martin Corp.	1,672,400	165,801,736
MTC Technologies, Inc. (a)	223,000	4,451,080
Orbital Sciences Corp. (a)	1,276,992	28,042,744
Precision Castparts Corp.	682,800	88,975,668
Raytheon Co.	2,509,352	153,923,652
Rockwell Collins, Inc.	964,900	66,452,663
Spirit AeroSystems Holdings, Inc. Class A	697,200	24,924,900
Stanley, Inc.	666,200	14,429,892
Taser International, Inc. (a)(d)	292,400	4,184,244
The Boeing Co.	1,155,800	111,765,860
Triumph Group, Inc.	51,900	3,799,599
United Technologies Corp.	497,000	37,091,110
		1,098,611,551
AIRLINES - 0.4%
Airlines - 0.4%
US Airways Group, Inc. (a)	161,800	5,007,710
AUTO COMPONENTS - 0.3%
Auto Parts & Equipment - 0.3%
Spartan Motors, Inc.	321,150	4,753,020
CHEMICALS - 0.3%
Commodity Chemicals - 0.3%
NL Industries, Inc. (d)	464,200	4,850,890
COMMUNICATIONS EQUIPMENT - 3.7%
Communications Equipment - 3.7%
Ciena Corp. (a)	180,600	6,841,128
Finisar Corp. (a)	970,200	3,667,356
Harris Corp.	648,400	39,442,172
Optium Corp. (d)	130,600	1,038,270
		50,988,926

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
CPI International, Inc. (a)	4,700	$ 90,992
L-1 Identity Solutions, Inc. (d)	165,900	2,729,055
		2,820,047
IT SERVICES - 3.4%
IT Consulting & Other Services - 3.4%
CACI International, Inc. Class A (a)	255,800	13,050,916
ManTech International Corp. Class A (a)	159,500	5,703,720
NCI, Inc. Class A (a)	537,862	9,073,732
SI International, Inc. (a)	6,300	194,166
SRA International, Inc. Class A (a)	631,400	17,811,794
		45,834,328
MACHINERY - 1.5%
Construction & Farm Machinery & Heavy Trucks - 1.5%
Force Protection, Inc. (a)(d)	472,800	8,146,344
Oshkosh Truck Co.	207,000	11,983,230
		20,129,574
METALS & MINING - 3.7%
Diversified Metals & Mining - 2.8%
RTI International Metals, Inc. (a)	131,700	9,182,124
Titanium Metals Corp. (a)(d)	927,100	29,064,585
		38,246,709
Steel - 0.9%
Allegheny Technologies, Inc.	70,800	7,036,812
Carpenter Technology Corp.	45,400	5,304,536
		12,341,348
TOTAL METALS & MINING		50,588,057
TRADING COMPANIES & DISTRIBUTORS - 1.6%
Trading Companies & Distributors - 1.6%
TransDigm Group, Inc. (a)	528,800	21,495,720
TOTAL COMMON STOCKS (Cost $989,301,095)		1,305,079,823
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	47,007,586	$ 47,007,586
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	55,177,850	55,177,850
TOTAL MONEY MARKET FUNDS (Cost $102,185,436)		102,185,436
TOTAL INVESTMENT PORTFOLIO - 103.1 (Cost $1,091,486,531)		1,407,265,259
NET OTHER ASSETS - (3.1)%		(42,884,236)
NET ASSETS - 100%		$ 1,364,381,023
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 683,707
Fidelity Securities Lending Cash Central Fund	358,079
Total	$ 1,041,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,573,537) - See accompanying schedule: Unaffiliated issuers (cost $983,074,113)	$ 1,296,006,091
Fidelity Central Funds (cost $102,185,436)	102,185,436
Other affiliated issuers (cost $6,226,982)	9,073,732
Total Investments (cost $1,091,486,531)		$ 1,407,265,259
Receivable for investments sold		8,077,444
Receivable for fund shares sold		4,970,926
Dividends receivable		1,385,931
Distributions receivable from Fidelity Central Funds		351,456
Prepaid expenses		1,245
Other receivables		35
Total assets		1,422,052,296

Liabilities
Payable for fund shares redeemed	$ 1,547,566
Accrued management fee	614,825
Other affiliated payables	311,563
Other payables and accrued expenses	19,469
Collateral on securities loaned, at value	55,177,850
Total liabilities		57,671,273

Net Assets		$ 1,364,381,023
Net Assets consist of:
Paid in capital		$ 1,001,734,733
Undistributed net investment income		1,239,567
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		45,627,995
Net unrealized appreciation (depreciation) on investments		315,778,728
Net Assets, for 15,215,929 shares outstanding		$ 1,364,381,023
Net Asset Value, offering price and redemption price per share ($1,364,381,023 ÷ 15,215,929 shares)		$ 89.67

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 5,742,323
Interest		1,594
Income from Fidelity Central Funds (including $358,079 from security lending)		1,041,786
Total income		6,785,703

Expenses
Management fee	$ 3,556,548
Transfer agent fees	1,691,947
Accounting and security lending fees	209,330
Custodian fees and expenses	12,102
Independent trustees' compensation	1,993
Registration fees	49,305
Audit	19,362
Legal	3,440
Miscellaneous	11,870
Total expenses before reductions	5,555,897
Expense reductions	(9,757)	5,546,140
Net investment income (loss)		1,239,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,693,604
Foreign currency transactions	3,304
Total net realized gain (loss)		46,696,908
Change in net unrealized appreciation (depreciation) on investment securities		84,950,324
Net gain (loss)		131,647,232
Net increase (decrease) in net assets resulting from operations		$ 132,886,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,239,563	$ 952,390
Net realized gain (loss)	46,696,908	125,640,046
Change in net unrealized appreciation (depreciation)	84,950,324	15,144,274
Net increase (decrease) in net assets resulting from operations	132,886,795	141,736,710
Distributions to shareholders from net investment income	(434,001)	(612,095)
Distributions to shareholders from net realized gain	(55,840,927)	(80,003,674)
Total distributions	(56,274,928)	(80,615,769)
Share transactions Proceeds from sales of shares	274,962,797	585,618,510
Reinvestment of distributions	54,034,898	77,580,350
Cost of shares redeemed	(244,568,545)	(423,187,600)
Net increase (decrease) in net assets resulting from share transactions	84,429,150	240,011,260
Redemption fees	45,996	113,031
Total increase (decrease) in net assets	161,087,013	301,245,232

Net Assets
Beginning of period	1,203,294,010	902,048,778
End of period (including undistributed net investment income of $1,239,567 and undistributed net investment income of $542,092, respectively)	$ 1,364,381,023	$ 1,203,294,010
Other Information Shares
Sold	3,166,351	7,180,965
Issued in reinvestment of distributions	657,439	956,556
Redeemed	(2,854,589)	(5,322,738)
Net increase (decrease)	969,201	2,814,783

Financial Highlights

	Six months ended August 31, 2007 (Unaudited)	Years ended February 28,
		2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 84.46	$ 78.91	$ 67.18	$ 55.07	$ 36.30	$ 46.08
Income from Investment Operations
Net investment income (loss) E	.08	.08	.13	.25	(.09)	-J
Net realized and unrealized gain (loss)	9.02	12.07	15.04	12.28	18.85	(9.77)
Total from investment operations	9.10	12.15	15.17	12.53	18.76	(9.77)
Distributions from net investment income	(.03)	(.05)	(.11)	(.19)	-	(.04)
Distributions from net realized gain	(3.86)	(6.56)	(3.34)	(.25)	-	-
Total distributions	(3.89)	(6.61)	(3.45)	(.44)	-	(.04)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	.03
Net asset value, end of period	$ 89.67	$ 84.46	$ 78.91	$ 67.18	$ 55.07	$ 36.30
Total ReturnB,C,D	11.19%	15.90%	23.02%	22.82%	51.71%	(21.16)%
Ratios to Average Net Assets F,H
Expenses before reductions	.87% A	.92%	.97%	1.02%	1.28%	1.25%
Expenses net of fee waivers, if any	.87% A	.92%	.97%	1.02%	1.28%	1.25%
Expenses net of all reductions	.87% A	.92%	.95%	1.00%	1.24%	1.21%
Net investment income (loss)	.19% A	.10%	.19%	.41%	(.19)%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,364,381	$ 1,203,294	$ 902,049	$ 583,116	$ 321,915	$ 264,301
Portfolio turnover rate G	35% A	82%	50%	38%	47%	79%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Environmental Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Ecolab, Inc.	12.1	8.6
Waste Management, Inc.	10.7	4.8
Veolia Environnement sponsored ADR	9.7	10.9
Republic Services, Inc.	8.7	7.4
Stericycle, Inc.	5.4	4.6
Allied Waste Industries, Inc.	4.7	6.0
Waste Connections, Inc.	4.5	4.7
Covanta Holding Corp.	4.4	4.8
Whole Foods Market, Inc.	4.2	5.5
Pall Corp.	4.0	0.0
	68.4
Top Industries (% of fund's net assets)
As of August 31, 2007
Commercial Services & Supplies	44.2%
Chemicals	15.3%
Machinery	11.6%
Multi-utilities	9.7%
Food & Staples Retailing	5.7%
All Others*	13.5%

As of February 28, 2007
Commercial Services & Supplies	38.9%
Machinery	15.1%
Multi-utilities	10.9%
Chemicals	9.4%
Food & Staples Retailing	8.1%
All Others*	17.6%

* Includes short-term investments and net other assets.

Semiannual Report

Select Environmental Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CHEMICALS - 15.3%
Commodity Chemicals - 0.7%
Calgon Carbon Corp. (a)(d)	22,400	$ 299,040
Specialty Chemicals - 14.6%
Ecolab, Inc.	117,500	4,895,049
Nalco Holding Co.	41,100	1,027,500
		5,922,549
TOTAL CHEMICALS		6,221,589
COMMERCIAL SERVICES & SUPPLIES - 44.2%
Diversified Commercial & Professional Services - 1.3%
Tetra Tech, Inc. (a)	26,700	523,320
Environmental & Facility Services - 42.9%
Allied Waste Industries, Inc. (a)	148,600	1,897,622
Bennett Environmental, Inc. (a)	45,900	11,518
Clean Harbors, Inc. (a)	27,500	1,297,725
Covanta Holding Corp. (a)	77,900	1,759,761
Republic Services, Inc.	113,750	3,536,488
Stericycle, Inc. (a)	43,860	2,188,614
TRC Companies, Inc. (a)	48,200	539,840
Waste Connections, Inc. (a)	60,050	1,826,721
Waste Management, Inc.	115,593	4,354,388
Waste Services, Inc. (a)	1,000	9,860
		17,422,537
TOTAL COMMERCIAL SERVICES & SUPPLIES		17,945,857
ELECTRICAL EQUIPMENT - 3.8%
Electrical Components & Equipment - 3.2%
FuelCell Energy, Inc. (d)	38,000	365,560
Hydrogenics Corp. (a)	3,300	3,828
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	25,700	918,775
		1,288,163
Heavy Electrical Equipment - 0.6%
Capstone Turbine Corp. (a)(d)	99,600	109,560
Plug Power, Inc. (a)(d)	48,500	130,950
		240,510
TOTAL ELECTRICAL EQUIPMENT		1,528,673
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.4%
Electronic Equipment & Instruments - 3.4%
Itron, Inc. (a)	16,500	1,400,850
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Equipment & Services - 0.7%
Newpark Resources, Inc. (a)	49,100	274,960
FOOD & STAPLES RETAILING - 5.7%
Food Distributors - 1.5%
United Natural Foods, Inc. (a)	22,600	606,584

	Shares	Value
Food Retail - 4.2%
Whole Foods Market, Inc. (d)	38,400	$ 1,699,584
TOTAL FOOD & STAPLES RETAILING		2,306,168
FOOD PRODUCTS - 2.6%
Packaged Foods & Meats - 2.6%
Hain Celestial Group, Inc. (a)	20,900	611,534
SunOpta, Inc. (a)	36,000	466,920
		1,078,454
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.2%
Independent Power Producers & Energy Traders - 1.2%
Ormat Technologies, Inc.	11,200	482,160
MACHINERY - 11.6%
Construction & Farm Machinery & Heavy Trucks - 0.6%
Lindsay Corp.	6,400	259,392
Industrial Machinery - 11.0%
CLARCOR, Inc.	26,300	1,018,336
Donaldson Co., Inc.	41,200	1,573,016
Kadant, Inc. (a)	7,700	219,450
Pall Corp.	42,800	1,631,964
		4,442,766
TOTAL MACHINERY		4,702,158
MULTI-UTILITIES - 9.7%
Multi-Utilities - 9.7%
Veolia Environnement sponsored ADR (d)	51,000	3,924,450
TOTAL COMMON STOCKS (Cost $37,886,672)		39,865,319

Money Market Funds - 7.6%

Fidelity Cash Central Fund, 5.48% (b)	750,124	750,124
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	2,332,650	2,332,650
TOTAL MONEY MARKET FUNDS (Cost $3,082,774)		3,082,774
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $40,969,446)		42,948,093
NET OTHER ASSETS - (5.8)%		(2,365,589)
NET ASSETS - 100%		$ 40,582,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,507
Fidelity Securities Lending Cash Central Fund	34,188
Total	$ 52,695
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.9%
France	9.7%
Cayman Islands	2.3%
Canada	1.1%
100.0%
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $4,005,657 of which $10,408 and $3,995,249 will expire on February 29, 2012 and February 28, 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Environmental Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,241,738) - See accompanying schedule: Unaffiliated issuers (cost $37,886,672)	$ 39,865,319
Fidelity Central Funds (cost $3,082,774)	3,082,774
Total Investments (cost $40,969,446)		$ 42,948,093
Receivable for fund shares sold		29,150
Dividends receivable		31,862
Distributions receivable from Fidelity Central Funds		9,588
Prepaid expenses		101
Total assets		43,018,794

Liabilities
Payable for fund shares redeemed	$ 56,295
Accrued management fee	18,628
Other affiliated payables	11,995
Other payables and accrued expenses	16,722
Collateral on securities loaned, at value	2,332,650
Total liabilities		2,436,290

Net Assets		$ 40,582,504
Net Assets consist of:
Paid in capital		$ 41,485,998
Undistributed net investment income		111,803
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,993,944)
Net unrealized appreciation (depreciation) on investments		1,978,647
Net Assets, for 2,274,778 shares outstanding		$ 40,582,504
Net Asset Value, offering price and redemption price per share ($40,582,504 ÷ 2,274,778 shares)		$ 17.84

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 293,320
Interest		55
Income from Fidelity Central Funds (including $34,188 from security lending)		52,695
Total income		346,070

Expenses
Management fee	$ 119,213
Transfer agent fees	64,699
Accounting and security lending fees	8,880
Custodian fees and expenses	5,567
Independent trustees' compensation	82
Registration fees	18,804
Audit	16,475
Legal	155
Miscellaneous	1,260
Total expenses before reductions	235,135
Expense reductions	(1,073)	234,062
Net investment income (loss)		112,008
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,262,581
Foreign currency transactions	5,167
Total net realized gain (loss)		1,267,748
Change in net unrealized appreciation (depreciation) on investment securities		137,131
Net gain (loss)		1,404,879
Net increase (decrease) in net assets resulting from operations		$ 1,516,887

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Environmental Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 112,008	$ (88,886)
Net realized gain (loss)	1,267,748	(3,726,307)
Change in net unrealized appreciation (depreciation)	137,131	(2,113,664)
Net increase (decrease) in net assets resulting from operations	1,516,887	(5,928,857)
Share transactions Proceeds from sales of shares	9,652,217	175,272,057
Cost of shares redeemed	(16,964,931)	(178,453,053)
Net increase (decrease) in net assets resulting from share transactions	(7,312,714)	(3,180,996)
Redemption fees	1,767	88,998
Total increase (decrease) in net assets	(5,794,060)	(9,020,855)

Net Assets
Beginning of period	46,376,564	55,397,419
End of period (including undistributed net investment income of $111,803 and accumulated net investment loss of $205, respectively)	$ 40,582,504	$ 46,376,564
Other Information Shares
Sold	541,165	9,773,005
Redeemed	(961,244)	(10,271,871)
Net increase (decrease)	(420,079)	(498,866)

Financial Highlights

	Six months ended August 31, 2007 (Unaudited)	Years ended February 28,
		2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.21	$ 17.35	$ 13.80	$ 13.29	$ 9.71	$ 11.58
Income from Investment Operations
Net investment income (loss) E	.05	(.02)	(.02)	(.14)	(.25)	(.20)
Net realized and unrealized gain (loss)	.58	(.14)	3.55	.64	3.83	(1.68)
Total from investment operations	.63	(.16)	3.53	.50	3.58	(1.88)
Redemption fees added to paid in capital E	- J	.02	.02	.01	- J	.01
Net asset value, end of period	$ 17.84	$ 17.21	$ 17.35	$ 13.80	$ 13.29	$ 9.71
Total Return B,C,D	3.66%	(.81)%	25.72%	3.84%	36.87%	(16.15)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.10% A	1.11%	1.40%	1.87%	2.57%	2.64%
Expenses net of fee waivers, if any	1.10% A	1.11%	1.25%	1.83%	2.50%	2.50%
Expenses net of all reductions	1.10% A	1.09%	1.16%	1.74%	2.50%	2.45%
Net investment income (loss)	.53% A	(.12)%	(.14)%	(1.06)%	(2.12)%	(1.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,583	$ 46,377	$ 55,397	$ 12,005	$ 12,269	$ 9,987
Portfolio turnover rate G	80% A	224%	166%	220%	90%	67%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrial Equipment Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	20.4	22.0
United Technologies Corp.	6.8	5.6
Honeywell International, Inc.	4.1	4.0
3M Co.	4.1	4.0
Emerson Electric Co.	3.8	2.8
Illinois Tool Works, Inc.	3.5	2.8
Eaton Corp.	2.9	0.0
Lockheed Martin Corp.	2.9	1.1
Ingersoll-Rand Co. Ltd. Class A	2.8	0.0
Raytheon Co.	2.3	2.8
	53.6
Top Industries (% of fund's net assets)
As of August 31, 2007
Industrial Conglomerates	29.5%
Machinery	28.1%
Aerospace & Defense	21.6%
Electrical Equipment	9.2%
Construction & Engineering	5.1%
All Others*	6.5%

As of February 28, 2007
Industrial Conglomerates	34.6%
Machinery	26.0%
Aerospace & Defense	21.3%
Electrical Equipment	7.3%
Building Products	3.9%
All Others*	6.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Industrial Equipment Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AEROSPACE & DEFENSE - 21.6%
Aerospace & Defense - 21.6%
General Dynamics Corp.	49,800	$ 3,912,288
Goodrich Corp.	11,200	707,392
Honeywell International, Inc.	136,900	7,686,935
Lockheed Martin Corp.	54,600	5,413,044
Precision Castparts Corp.	24,000	3,127,440
Raytheon Co.	70,100	4,299,934
Rockwell Collins, Inc.	29,000	1,997,230
Spirit AeroSystems Holdings, Inc. Class A	12,500	446,875
United Technologies Corp.	171,800	12,821,434
		40,412,572
AUTO COMPONENTS - 1.4%
Auto Parts & Equipment - 1.4%
Johnson Controls, Inc.	17,800	2,013,180
WABCO Holdings, Inc.	14,266	645,679
		2,658,859
BUILDING PRODUCTS - 0.8%
Building Products - 0.8%
American Standard Companies, Inc.	42,800	1,576,324
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Diversified Commercial & Professional Services - 1.0%
The Brink's Co.	33,100	1,898,616
Environmental & Facility Services - 0.6%
Allied Waste Industries, Inc. (a)	90,400	1,154,408
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,053,024
CONSTRUCTION & ENGINEERING - 5.1%
Construction & Engineering - 5.1%
Fluor Corp.	22,702	2,886,559
Foster Wheeler Ltd. (a)	8,800	1,042,272
Granite Construction, Inc.	18,500	1,007,140
Jacobs Engineering Group, Inc. (a)	29,800	1,969,482
KBR, Inc.	18,900	620,676
Quanta Services, Inc. (a)	13,600	384,472
Shaw Group, Inc. (a)	21,800	1,091,090
URS Corp. (a)	11,000	587,840
		9,589,531
ELECTRICAL EQUIPMENT - 9.2%
Electrical Components & Equipment - 7.2%
AMETEK, Inc.	38,650	1,545,614
Cooper Industries Ltd. Class A	49,600	2,538,032
Emerson Electric Co.	145,700	7,172,811
Genlyte Group, Inc. (a)	21,300	1,545,741
Roper Industries, Inc.	10,300	651,887
		13,454,085

	Shares	Value
Heavy Electrical Equipment - 2.0%
ABB Ltd. sponsored ADR	115,000	$ 2,835,900
Alstom SA	4,700	849,492
		3,685,392
TOTAL ELECTRICAL EQUIPMENT		17,139,477
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
Itron, Inc. (a)	8,700	738,630
INDUSTRIAL CONGLOMERATES - 29.5%
Industrial Conglomerates - 29.5%
3M Co. (d)	84,100	7,652,259
General Electric Co.	982,250	38,180,056
McDermott International, Inc. (a)	28,100	2,697,319
Siemens AG sponsored ADR	16,900	2,117,570
Textron, Inc.	44,200	2,578,628
Tyco International Ltd.	48,075	2,122,992
		55,348,824
MACHINERY - 28.1%
Construction & Farm Machinery & Heavy Trucks - 8.3%
Bucyrus International, Inc. Class A (d)	58,100	3,630,669
Caterpillar, Inc.	43,300	3,280,841
Cummins, Inc.	33,300	3,943,386
Joy Global, Inc.	13,100	568,409
Manitowoc Co., Inc.	6,000	476,940
Oshkosh Truck Co. (d)	47,000	2,720,830
Terex Corp. (a)	12,000	958,560
		15,579,635
Industrial Machinery - 19.8%
Danaher Corp. (d)	54,400	4,224,704
Donaldson Co., Inc.	14,200	542,156
Dover Corp.	14,300	706,420
Eaton Corp.	58,600	5,521,292
Flowserve Corp.	23,900	1,706,699
Harsco Corp.	25,200	1,402,380
IDEX Corp.	27,550	1,059,849
Illinois Tool Works, Inc.	113,300	6,590,661
Ingersoll-Rand Co. Ltd. Class A	101,900	5,291,667
ITT Corp.	56,900	3,868,631
KSB AG	1,737	1,325,185
SPX Corp.	39,300	3,538,965
Sulzer AG (Reg.)	904	1,198,753
Valmont Industries, Inc.	1,300	115,934
		37,093,296
TOTAL MACHINERY		52,672,931
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.3%
Titanium Metals Corp. (a)	17,700	554,895
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - 0.5%
Arcelor Mittal (NY Shares) Class A	13,900	$ 920,180
TOTAL METALS & MINING		1,475,075
ROAD & RAIL - 0.4%
Trucking - 0.4%
Old Dominion Freight Lines, Inc. (a)	23,200	668,160
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc. Class A	14,200	735,560
TOTAL COMMON STOCKS (Cost $168,874,105)		186,068,967
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 5.48% (b)	1,237,936	1,237,936
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	12,437,725	12,437,725
TOTAL MONEY MARKET FUNDS (Cost $13,675,661)		13,675,661
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $182,549,766)	199,744,628
NET OTHER ASSETS - (6.6)%	(12,432,934)
NET ASSETS - 100%	$ 187,311,694
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 65,675
Fidelity Securities Lending Cash Central Fund	8,719
Total	$ 74,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,385,760) - See accompanying schedule: Unaffiliated issuers (cost $168,874,105)	$ 186,068,967
Fidelity Central Funds (cost $13,675,661)	13,675,661
Total Investments (cost $182,549,766)		$ 199,744,628
Receivable for fund shares sold		266,419
Dividends receivable		258,206
Distributions receivable from Fidelity Central Funds		10,714
Prepaid expenses		113
Other receivables		885
Total assets		200,280,965

Liabilities
Payable for investments purchased	$ 5,523
Payable for fund shares redeemed	387,082
Accrued management fee	86,609
Other affiliated payables	35,468
Other payables and accrued expenses	16,864
Collateral on securities loaned, at value	12,437,725
Total liabilities		12,969,271

Net Assets		$ 187,311,694
Net Assets consist of:
Paid in capital		$ 163,773,156
Undistributed net investment income		282,400
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,061,043
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,195,095
Net Assets, for 5,315,234 shares outstanding		$ 187,311,694
Net Asset Value, offering price and redemption price per share ($187,311,694 ÷ 5,315,234 shares)		$ 35.24

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 740,704
Interest		23
Income from Fidelity Central Funds (including $8,719 from security lending)		74,394
Total income		815,121

Expenses
Management fee	$ 318,877
Transfer agent fees	122,820
Accounting and security lending fees	22,837
Custodian fees and expenses	7,288
Independent trustees' compensation	151
Registration fees	26,086
Audit	16,690
Legal	252
Interest	1,103
Miscellaneous	1,138
Total expenses before reductions	517,242
Expense reductions	(1,385)	515,857
Net investment income (loss)		299,264
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,120,200
Foreign currency transactions	10,074
Total net realized gain (loss)		6,130,274
Change in net unrealized appreciation (depreciation) on: Investment securities	894,673
Assets and liabilities in foreign currencies	34
Total change in net unrealized appreciation (depreciation)		894,707
Net gain (loss)		7,024,981
Net increase (decrease) in net assets resulting from operations		$ 7,324,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 299,264	$ 511,422
Net realized gain (loss)	6,130,274	1,628,211
Change in net unrealized appreciation (depreciation)	894,707	2,987,293
Net increase (decrease) in net assets resulting from operations	7,324,245	5,126,926
Distributions to shareholders from net investment income	(259,889)	(265,173)
Distributions to shareholders from net realized gain	(921,422)	(918,016)
Total distributions	(1,181,311)	(1,183,189)
Share transactions Proceeds from sales of shares	132,416,275	96,154,133
Reinvestment of distributions	1,147,190	1,138,035
Cost of shares redeemed	(34,931,251)	(93,519,662)
Net increase (decrease) in net assets resulting from share transactions	98,632,214	3,772,506
Redemption fees	8,798	41,433
Total increase (decrease) in net assets	104,783,946	7,757,676

Net Assets
Beginning of period	82,527,748	74,770,072
End of period (including undistributed net investment income of $282,400 and undistributed net investment income of $293,326, respectively)	$ 187,311,694	$ 82,527,748
Other Information Shares
Sold	3,702,446	3,169,330
Issued in reinvestment of distributions	36,315	37,422
Redeemed	(1,043,663)	(3,151,568)
Net increase (decrease)	2,695,098	55,184

Financial Highlights

	Six months ended August 31, 2007 (Unaudited)	Years ended February 28,
		2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 31.50	$ 29.15	$ 26.85	$ 24.60	$ 16.00	$ 22.54
Income from Investment Operations
Net investment income (loss) E	.09	.18	.07	(.04)	(.02)	(.12)
Net realized and unrealized gain (loss)	4.15	2.59	4.02	3.26	8.59	(6.43)
Total from investment operations	4.24	2.77	4.09	3.22	8.57	(6.55)
Distributions from net investment income	(.11)	(.10)	(.02)	-	-	-
Distributions from net realized gain	(.39)	(.33)	(1.78)	(.98)	-	-
Total distributions	(.50)	(.43)	(1.80)	(.98)	-	-
Redemption fees added to paid in capitalE	- J	.01	.01	.01	.03	.01
Net asset value, end of period	$ 35.24	$ 31.50	$ 29.15	$ 26.85	$ 24.60	$ 16.00
Total Return B,C,D	13.64%	9.59%	16.17%	13.37%	53.75%	(29.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	.90% A	.99%	1.03%	1.07%	1.37%	1.77%
Expenses net of fee waivers, if any	.90% A	.99%	1.03%	1.07%	1.37%	1.77%
Expenses net of all reductions	.90% A	.98%	1.02%	1.06%	1.33%	1.76%
Net investment income (loss)	.52% A	.60%	.27%	(.17)%	(.08)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,312	$ 82,528	$ 74,770	$ 46,305	$ 66,383	$ 17,459
Portfolio turnover rate G	120% A	104%	40%	51%	95%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrials Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	10.0	17.2
United Technologies Corp.	6.8	7.6
Honeywell International, Inc.	4.2	5.7
3M Co.	3.8	0.0
Emerson Electric Co.	3.0	3.2
Danaher Corp.	2.9	3.4
Lockheed Martin Corp.	2.6	0.0
Illinois Tool Works, Inc.	2.5	2.5
Raytheon Co.	2.3	2.4
Union Pacific Corp.	2.2	1.9
	40.3
Top Industries (% of fund's net assets)
As of August 31, 2007
Aerospace & Defense	18.9%
Machinery	18.6%
Industrial Conglomerates	17.0%
Electrical Equipment	8.3%
Road & Rail	8.3%
All Others*	28.9%

As of February 28, 2007
Industrial Conglomerates	23.7%
Aerospace & Defense	18.8%
Machinery	13.6%
Road & Rail	7.6%
Electrical Equipment	7.1%
All Others*	29.2%

* Includes short-term investments and net other assets.

Semiannual Report

Select Industrials Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AEROSPACE & DEFENSE - 18.9%
Aerospace & Defense - 18.9%
General Dynamics Corp.	26,700	$ 2,097,552
Honeywell International, Inc.	84,100	4,722,215
Lockheed Martin Corp.	29,500	2,924,630
Raytheon Co.	43,100	2,643,754
Rockwell Collins, Inc.	10,000	688,700
Spirit AeroSystems Holdings, Inc. Class A	20,700	740,025
United Technologies Corp.	103,501	7,724,280
		21,541,156
AIR FREIGHT & LOGISTICS - 1.1%
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc. (d)	16,300	799,352
Panalpina Welttransport Holding AG	2,180	387,724
		1,187,076
AIRLINES - 2.4%
Airlines - 2.4%
Delta Air Lines, Inc. (a)	33,178	560,045
Northwest Airlines Corp. (a)	19,500	362,310
UAL Corp. (a)(d)	14,200	674,074
US Airways Group, Inc. (a)	35,300	1,092,535
		2,688,964
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	10,300	1,164,930
AUTOMOBILES - 1.1%
Automobile Manufacturers - 1.1%
DaimlerChrysler AG	14,400	1,283,040
BUILDING PRODUCTS - 2.0%
Building Products - 2.0%
Lennox International, Inc.	16,100	579,117
Masco Corp.	62,810	1,634,316
		2,213,433
CHEMICALS - 3.0%
Fertilizers & Agricultural Chemicals - 0.8%
Agrium, Inc.	20,700	945,765
Industrial Gases - 1.6%
Airgas, Inc.	38,800	1,793,336
Specialty Chemicals - 0.6%
Ecolab, Inc.	15,600	649,896
TOTAL CHEMICALS		3,388,997
COMMERCIAL SERVICES & SUPPLIES - 7.0%
Diversified Commercial & Professional Services - 2.6%
Equifax, Inc.	16,800	647,136
The Brink's Co.	40,064	2,298,071
		2,945,207

	Shares	Value
Environmental & Facility Services - 4.4%
Allied Waste Industries, Inc. (a)	156,000	$ 1,992,120
Casella Waste Systems, Inc. Class A (a)	15,800	176,486
Fuel Tech, Inc. (a)	6,400	186,240
Stericycle, Inc. (a)	2,100	104,790
Waste Connections, Inc. (a)	16,500	501,930
Waste Management, Inc.	54,700	2,060,549
		5,022,115
TOTAL COMMERCIAL SERVICES & SUPPLIES		7,967,322
CONSTRUCTION & ENGINEERING - 5.1%
Construction & Engineering - 5.1%
Chicago Bridge & Iron Co. NV (NY Shares)	20,900	780,615
Fluor Corp.	8,300	1,055,345
Jacobs Engineering Group, Inc. (a)	11,900	786,471
Outotec Oyj	4,300	246,626
Quanta Services, Inc. (a)	23,394	661,348
Shaw Group, Inc. (a)	45,000	2,252,250
		5,782,655
ELECTRICAL EQUIPMENT - 8.3%
Electrical Components & Equipment - 5.3%
AMETEK, Inc.	18,550	741,815
Cooper Industries Ltd. Class A	29,400	1,504,398
Emerson Electric Co.	68,400	3,367,332
Genlyte Group, Inc. (a)	6,400	464,448
		6,077,993
Heavy Electrical Equipment - 3.0%
ABB Ltd. sponsored ADR	64,600	1,593,036
Alstom SA	5,600	1,012,161
Suzlon Energy Ltd.	11,019	343,219
Vestas Wind Systems AS (a)	6,600	446,635
		3,395,051
TOTAL ELECTRICAL EQUIPMENT		9,473,044
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)	7,000	594,300
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	10,200	388,518
INDUSTRIAL CONGLOMERATES - 17.0%
Industrial Conglomerates - 17.0%
3M Co.	47,600	4,331,124
General Electric Co.	292,201	11,357,850
McDermott International, Inc. (a)	2,100	201,579
Siemens AG sponsored ADR	14,400	1,804,320
Tyco International Ltd.	37,936	1,675,254
		19,370,127
Common Stocks - continued
	Shares	Value
MACHINERY - 18.6%
Construction & Farm Machinery & Heavy Trucks - 6.0%
Bucyrus International, Inc. Class A	19,834	$ 1,239,427
Cummins, Inc.	21,100	2,498,662
Navistar International Corp. (a)	6,400	358,272
Oshkosh Truck Co. (d)	23,200	1,343,048
PACCAR, Inc.	15,400	1,317,470
		6,756,879
Industrial Machinery - 12.6%
Danaher Corp. (d)	42,200	3,277,252
Donaldson Co., Inc.	16,000	610,880
Dover Corp.	14,500	716,300
Eaton Corp.	15,900	1,498,098
Flowserve Corp.	15,600	1,113,996
IDEX Corp.	19,700	757,859
Illinois Tool Works, Inc.	47,800	2,780,526
Ingersoll-Rand Co. Ltd. Class A	30,500	1,583,865
SPX Corp.	16,698	1,503,655
Sulzer AG (Reg.)	377	499,922
		14,342,353
TOTAL MACHINERY		21,099,232
MARINE - 0.7%
Marine - 0.7%
Kirby Corp. (a)	21,000	803,880
METALS & MINING - 2.3%
Diversified Metals & Mining - 1.0%
Titanium Metals Corp. (a)	35,130	1,101,326
Steel - 1.3%
Carpenter Technology Corp.	5,000	584,200
Reliance Steel & Aluminum Co.	17,100	905,787
		1,489,987
TOTAL METALS & MINING		2,591,313
OIL, GAS & CONSUMABLE FUELS - 0.3%
Coal & Consumable Fuels - 0.3%
Massey Energy Co.	13,500	280,125
ROAD & RAIL - 8.3%
Railroads - 4.4%
Burlington Northern Santa Fe Corp.	30,800	2,499,420
Union Pacific Corp.	23,100	2,577,267
		5,076,687
Trucking - 3.9%
Hertz Global Holdings, Inc.	33,200	734,052
Knight Transportation, Inc. (d)	21,500	395,385

	Shares	Value
Landstar System, Inc.	20,718	$ 891,081
Old Dominion Freight Lines, Inc. (a)	35,257	1,015,402
Ryder System, Inc.	25,100	1,374,225
		4,410,145
TOTAL ROAD & RAIL		9,486,832
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
Rush Enterprises, Inc. Class A (a)	30,383	770,513
TOTAL COMMON STOCKS (Cost $100,939,342)		112,075,457
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $19,365)	$ 670,000	43,550
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	1,053,828	1,053,828
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	5,434,025	5,434,025
TOTAL MONEY MARKET FUNDS (Cost $6,487,853)		6,487,853
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $107,446,560)		118,606,860
NET OTHER ASSETS - (4.3)%		(4,894,776)
NET ASSETS - 100%		$ 113,712,084
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,873
Fidelity Securities Lending Cash Central Fund	2,585
Total	$ 38,458
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.9%
Bermuda	2.7%
Germany	2.7%
Switzerland	2.2%
Others (individually less than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,406,722) - See accompanying schedule: Unaffiliated issuers (cost $100,958,707)	$ 112,119,007
Fidelity Central Funds (cost $6,487,853)	6,487,853
Total Investments (cost $107,446,560)		$ 118,606,860
Foreign currency held at value (cost $169,725)		169,725
Receivable for investments sold		966,679
Receivable for fund shares sold		294,971
Dividends receivable		157,219
Distributions receivable from Fidelity Central Funds		10,005
Prepaid expenses		111
Other receivables		570
Total assets		120,206,140

Liabilities
Payable to custodian bank	$ 26,658
Payable for investments purchased	829,095
Payable for fund shares redeemed	105,400
Accrued management fee	50,823
Other affiliated payables	29,392
Other payables and accrued expenses	18,663
Collateral on securities loaned, at value	5,434,025
Total liabilities		6,494,056

Net Assets		$ 113,712,084
Net Assets consist of:
Paid in capital		$ 98,152,805
Undistributed net investment income		110,942
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,287,395
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,160,942
Net Assets, for 5,062,861 shares outstanding		$ 113,712,084
Net Asset Value, offering price and redemption price per share ($113,712,084 ÷ 5,062,861 shares)		$ 22.46

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 533,457
Income from Fidelity Central Funds (including $2,585 from security lending)		38,458
Total income		571,915

Expenses
Management fee	$ 250,764
Transfer agent fees	134,463
Accounting and security lending fees	17,574
Custodian fees and expenses	9,626
Independent trustees' compensation	133
Registration fees	14,552
Audit	16,666
Legal	240
Miscellaneous	7,645
Total expenses before reductions	451,663
Expense reductions	(3,038)	448,625
Net investment income (loss)		123,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,361,549
Foreign currency transactions	(998)
Total net realized gain (loss)		4,360,551
Change in net unrealized appreciation (depreciation) on: Investment securities	4,329,427
Assets and liabilities in foreign currencies	732
Total change in net unrealized appreciation (depreciation)		4,330,159
Net gain (loss)		8,690,710
Net increase (decrease) in net assets resulting from operations		$ 8,814,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 123,290	$ 542,016
Net realized gain (loss)	4,360,551	9,412,213
Change in net unrealized appreciation (depreciation)	4,330,159	(6,918,422)
Net increase (decrease) in net assets resulting from operations	8,814,000	3,035,807
Distributions to shareholders from net investment income	(179,925)	(285,699)
Distributions to shareholders from net realized gain	(2,518,944)	(6,810,352)
Total distributions	(2,698,869)	(7,096,051)
Share transactions Proceeds from sales of shares	51,694,628	96,555,061
Reinvestment of distributions	2,584,424	6,780,780
Cost of shares redeemed	(22,702,367)	(106,990,221)
Net increase (decrease) in net assets resulting from share transactions	31,576,685	(3,654,380)
Redemption fees	9,086	45,420
Total increase (decrease) in net assets	37,700,902	(7,669,204)

Net Assets
Beginning of period	76,011,182	83,680,386
End of period (including undistributed net investment income of $110,942 and undistributed net investment income of $328,857, respectively)	$ 113,712,084	$ 76,011,182
Other Information Shares
Sold	2,315,022	4,527,115
Issued in reinvestment of distributions	126,625	328,326
Redeemed	(1,050,577)	(5,174,527)
Net increase (decrease)	1,391,070	(319,086)

Financial Highlights

	Six months ended August 31, 2007 (Unaudited)	Years ended February 28,
		2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.70	$ 20.97	$ 19.21	$ 16.22	$ 11.04	$ 14.69
Income from Investment Operations
Net investment income (loss) E	.03	.14	.06	.05	.02	(.05)
Net realized and unrealized gain (loss)	2.48	1.55	3.06	3.99	5.46	(3.61)
Total from investment operations	2.51	1.69	3.12	4.04	5.48	(3.66)
Distributions from net investment income	(.05)	(.08)	(.05)	(.02)	(.01)	-
Distributions from net realized gain	(.70)	(1.89)	(1.32)	(1.04)	(.30)	-
Total distributions	(.75)	(1.97)	(1.37)	(1.06)	(.31)	-
Redemption fees added to paid in capitalE	- J	.01	.01	.01	.01	.01
Net asset value, end of period	$ 22.46	$ 20.70	$ 20.97	$ 19.21	$ 16.22	$ 11.04
Total Return B,C,D	12.49%	8.34%	17.23%	25.60%	49.87%	(24.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.10%	1.12%	1.19%	1.60%	1.94%
Expenses net of fee waivers, if any	1.00%A	1.10%	1.12%	1.19%	1.60%	1.94%
Expenses net of all reductions	1.00%A	1.09%	1.07%	1.15%	1.57%	1.91%
Net investment income (loss)	.27%A	.66%	.34%	.27%	.14%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,712	$ 76,011	$ 83,680	$ 64,969	$ 36,797	$ 15,132
Portfolio turnover rate G	107%A	185%	168%	151%	166%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Transportation Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp.	12.8	9.7
Burlington Northern Santa Fe Corp.	11.5	10.8
United Parcel Service, Inc. Class B	8.7	8.0
Norfolk Southern Corp.	8.3	5.3
FedEx Corp.	7.0	4.9
CSX Corp.	4.6	6.4
Expeditors International of Washington, Inc.	3.4	4.6
C.H. Robinson Worldwide, Inc.	3.1	3.7
Forward Air Corp.	2.9	0.8
Titanium Metals Corp.	2.6	2.5
	64.9
Top Industries (% of fund's net assets)
As of August 31, 2007
Road & Rail	47.3%
Air Freight & Logistics	27.0%
Airlines	12.6%
Marine	3.6%
Metals & Mining	2.9%
All Others*	6.6%

As of February 28, 2007
Road & Rail	43.7%
Air Freight & Logistics	25.4%
Airlines	15.1%
Marine	3.8%
Aerospace & Defense	3.3%
All Others*	8.7%

* Includes short-term investments and net other assets.

Semiannual Report

Select Transportation Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
AEROSPACE & DEFENSE - 1.5%
Aerospace & Defense - 1.5%
Bombardier, Inc. Class B (sub. vtg.) (a)	34,200	$ 200,786
General Dynamics Corp.	3,600	282,816
Precision Castparts Corp.	1,900	247,589
Rockwell Collins, Inc.	2,700	185,949
Rolls-Royce Group PLC	253	2,607
Spirit AeroSystems Holdings, Inc. Class A	7,100	253,825
The Boeing Co.	1,900	183,730
		1,357,302
AIR FREIGHT & LOGISTICS - 27.0%
Air Freight & Logistics - 27.0%
C.H. Robinson Worldwide, Inc. (d)	57,800	2,834,512
Expeditors International of Washington, Inc.	69,820	3,083,949
FedEx Corp.	58,400	6,405,312
Forward Air Corp.	76,595	2,683,889
Hub Group, Inc. Class A (a)	7,360	245,603
Panalpina Welttransport Holding AG	5,730	1,019,109
United Parcel Service, Inc. Class B	104,500	7,927,370
UTI Worldwide, Inc.	19,600	436,100
		24,635,844
AIRLINES - 12.6%
Airlines - 12.6%
AirTran Holdings, Inc. (a)	30,000	315,300
AMR Corp.	71,800	1,759,818
British Airways PLC (a)	23,300	199,346
Continental Airlines, Inc. Class B (a)	29,900	994,474
Delta Air Lines, Inc. (a)	92,002	1,552,994
easyJet PLC (a)	34,800	404,935
JetBlue Airways Corp. (a)(d)	65,114	619,885
Northwest Airlines Corp. (a)	35,600	661,448
Ryanair Holdings PLC sponsored ADR (a)	20,476	855,283
Southwest Airlines Co.	83,887	1,267,533
UAL Corp. (a)(d)	41,200	1,955,764
US Airways Group, Inc. (a)	28,600	885,170
		11,471,950
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
General Motors Corp.	5,900	181,366
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Great Lakes Dredge & Dock Corp. (a)	17,304	153,486
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Other Diversifed Financial Services - 0.6%
Oceanaut, Inc.	52,800	506,880

	Shares	Value
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
Bucyrus International, Inc. Class A	5,200	$ 324,948
MARINE - 3.6%
Marine - 3.6%
Alexander & Baldwin, Inc.	3,500	181,685
American Commercial Lines, Inc. (a)(d)	11,082	286,248
China Shipping Development Co. Ltd. (H Shares)	78,000	235,582
Eagle Bulk Shipping, Inc.	11,100	292,596
Horizon Lines, Inc. Class A	9,090	256,429
Kirby Corp. (a)	23,900	914,892
Kuehne & Nagel International AG	3,415	319,790
Navios Maritime Holdings, Inc.	30,800	375,760
Quintana Maritime Ltd.	14,200	246,512
Ultrapetrol (Bahamas) Ltd.	8,700	156,774
		3,266,268
METALS & MINING - 2.9%
Diversified Metals & Mining - 2.9%
RTI International Metals, Inc. (a)	4,400	306,768
Titanium Metals Corp. (a)(d)	75,800	2,376,330
		2,683,098
OIL, GAS & CONSUMABLE FUELS - 1.1%
Coal & Consumable Fuels - 0.5%
Massey Energy Co.	12,100	251,075
Peabody Energy Corp.	5,000	212,550
		463,625
Oil & Gas Refining & Marketing - 0.6%
Valero Energy Corp.	8,500	582,335
TOTAL OIL, GAS & CONSUMABLE FUELS		1,045,960
ROAD & RAIL - 47.3%
Railroads - 37.9%
Burlington Northern Santa Fe Corp.	128,700	10,444,005
Canadian Pacific Railway Ltd.	5,300	372,388
CSX Corp.	102,900	4,218,900
Kansas City Southern (a)(d)	8,350	253,757
Norfolk Southern Corp.	148,800	7,620,048
Union Pacific Corp.	104,300	11,636,750
		34,545,848
Trucking - 9.4%
Avis Budget Group, Inc. (a)	9,300	215,853
Con-way, Inc.	20,000	969,600
DSV de Sammensluttede Vognmaend AS	18,400	418,981
Hertz Global Holdings, Inc.	45,400	1,003,794
J.B. Hunt Transport Services, Inc.	33,800	972,426
Knight Transportation, Inc. (d)	32,200	592,158
Landstar System, Inc.	22,570	970,736
Old Dominion Freight Lines, Inc. (a)	27,200	783,360
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - continued
Ryder System, Inc.	28,300	$ 1,549,425
YRC Worldwide, Inc. (a)(d)	35,500	1,093,755
		8,570,088
TOTAL ROAD & RAIL		43,115,936
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
Rush Enterprises, Inc. Class A (a)	18,100	459,016
TRANSPORTATION INFRASTRUCTURE - 0.2%
Highways & Railtracks - 0.2%
Macquarie Infrastructure Group unit	66,700	180,127
TOTAL COMMON STOCKS (Cost $69,104,155)		89,382,181
Money Market Funds - 12.1%

Fidelity Cash Central Fund, 5.48% (b)	1,033,727	1,033,727
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	9,961,191	9,961,191
TOTAL MONEY MARKET FUNDS (Cost $10,994,918)		10,994,918
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $80,099,073)		100,377,099
NET OTHER ASSETS - (10.2)%		(9,287,641)
NET ASSETS - 100%		$ 91,089,458
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,978
Fidelity Securities Lending Cash Central Fund	26,765
Total	$ 59,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,901,228) - See accompanying schedule: Unaffiliated issuers (cost $69,104,155)	$ 89,382,181
Fidelity Central Funds (cost $10,994,918)	10,994,918
Total Investments (cost $80,099,073)		$ 100,377,099
Foreign currency held at value (cost $235,353)		235,353
Receivable for investments sold		1,277,076
Receivable for fund shares sold		155,717
Dividends receivable		101,567
Distributions receivable from Fidelity Central Funds		8,077
Prepaid expenses		206
Other receivables		8
Total assets		102,155,103

Liabilities
Payable for investments purchased	$ 887,457
Payable for fund shares redeemed	127,956
Accrued management fee	42,606
Other affiliated payables	28,230
Other payables and accrued expenses	18,205
Collateral on securities loaned, at value	9,961,191
Total liabilities		11,065,645

Net Assets		$ 91,089,458
Net Assets consist of:
Paid in capital		$ 65,721,161
Accumulated net investment loss		(27,160)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,116,156
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,279,301
Net Assets, for 1,702,451 shares outstanding		$ 91,089,458
Net Asset Value, offering price and redemption price per share ($91,089,458 ÷ 1,702,451 shares)		$ 53.50

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 423,608
Interest		112
Income from Fidelity Central Funds (including $26,765 from security lending)		59,743
Total income		483,463

Expenses
Management fee	$ 281,767
Transfer agent fees	156,096
Accounting and security lending fees	20,828
Custodian fees and expenses	8,087
Independent trustees' compensation	166
Registration fees	25,026
Audit	16,712
Legal	287
Miscellaneous	3,919
Total expenses before reductions	512,888
Expense reductions	(1,155)	511,733
Net investment income (loss)		(28,270)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,351,343
Foreign currency transactions	(2,139)
Total net realized gain (loss)		5,349,204
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,826,020)
Assets and liabilities in foreign currencies	1,197
Total change in net unrealized appreciation (depreciation)		(3,824,823)
Net gain (loss)		1,524,381
Net increase (decrease) in net assets resulting from operations		$ 1,496,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (28,270)	$ 99,455
Net realized gain (loss)	5,349,204	717,917
Change in net unrealized appreciation (depreciation)	(3,824,823)	(1,783,679)
Net increase (decrease) in net assets resulting from operations	1,496,111	(966,307)
Distributions to shareholders from net investment income	(56,185)	(46,855)
Distributions to shareholders from net realized gain	(468,213)	(2,366,175)
Total distributions	(524,398)	(2,413,030)
Share transactions Proceeds from sales of shares	28,337,919	188,256,102
Reinvestment of distributions	504,216	2,323,914
Cost of shares redeemed	(43,762,581)	(186,218,427)
Net increase (decrease) in net assets resulting from share transactions	(14,920,446)	4,361,589
Redemption fees	11,050	118,088
Total increase (decrease) in net assets	(13,937,683)	1,100,340
Net Assets
Beginning of period	105,027,141	103,926,801
End of period (including accumulated net investment loss of $27,160 and undistributed net investment income of $90,218, respectively)	$ 91,089,458	$ 105,027,141
Other Information Shares
Sold	512,068	3,661,348
Issued in reinvestment of distributions	9,225	45,239
Redeemed	(800,539)	(3,794,241)
Net increase (decrease)	(279,246)	(87,654)

Financial Highlights

	Six months ended August 31, 2007 (Unaudited)	Years ended February 28,
		2007	2006	2005	2004 K	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 53.00	$ 50.22	$ 42.08	$ 32.84	$ 22.80	$ 30.95
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.17	.20 H	(.12)	(.18)
Net realized and unrealized gain (loss)	.79	3.72 I	8.99	9.24	10.13	(8.02)
Total from investment operations	.77	3.76	9.16	9.44	10.01	(8.20)
Distributions from net investment income	(.03)	(.02)	(.10)	(.11)	-	-
Distributions from net realized gain	(.25)	(1.01)	(.96)	(.13)	-	-
Total distributions	(.28)	(1.03)	(1.06)	(.24)	-	-
Redemption fees added to paid in capital E	.01	.05	.04	.04	.03	.05
Net asset value, end of period	$ 53.50	$ 53.00	$ 50.22	$ 42.08	$ 32.84	$ 22.80
Total Return B,C,D	1.46%	7.65%	22.24%	28.86%	44.04%	(26.33)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.02% A	1.03%	1.13%	1.17%	1.57%	1.77%
Expenses net of fee waivers, if any	1.02% A	1.03%	1.13%	1.17%	1.57%	1.77%
Expenses net of all reductions	1.02% A	1.02%	1.11%	1.14%	1.53%	1.75%
Net investment income (loss)	(.06)% A	.09%	.40%	.53% H	(.40)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,089	$ 105,027	$ 103,927	$ 81,958	$ 37,583	$ 21,820
Portfolio turnover rate G	53% A	133%	142%	148%	86%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.09 per share and an in-kind dividend received in a corporate reorganization which amounted to $.08 per share. Excluding these dividends, the ratio of net investment income (loss) to average net assets would have been .06%. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environmental Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated intoU.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Air Transportation Portfolio	$ 60,013,648	$ 24,186,163	$ (1,775,907)	$ 22,410,256
Defense and Aerospace Portfolio	1,091,895,344	334,302,470	(18,932,555)	315,369,915
Environmental Portfolio	41,213,493	3,896,024	(2,161,424)	1,734,600
Industrial Equipment Portfolio	183,836,405	20,484,313	(4,576,090)	15,908,223
Industrials Portfolio	107,712,850	13,519,350	(2,625,340)	10,894,010
Transportation Portfolio	80,185,229	22,458,425	(2,266,555)	20,191,870

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	15,458,847	94,374,576
Defense and Aerospace Portfolio	236,159,883	220,052,757
Environmental Portfolio	16,588,408	22,488,163
Industrial Equipment Portfolio	166,603,802	69,417,957
Industrials Portfolio	76,739,731	47,893,628
Transportation Portfolio	26,044,717	40,646,438

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.26%	.56%
Defense and Aerospace Portfolio	.30%	.26%	.56%
Environmental Portfolio	.30%	.26%	.56%
Industrial Equipment Portfolio	.30%	.26%	.55%
Industrials Portfolio	.30%	.26%	.56%
Transportation Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.30%
Defense and Aerospace Portfolio	.27%
Environmental Portfolio	.30%
Industrial Equipment Portfolio	.21%
Industrials Portfolio	.30%
Transportation Portfolio	.31%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$ 109
Defense and Aerospace Portfolio	740
Environmental Portfolio	271
Industrial Equipment Portfolio	214
Industrials Portfolio	558
Transportation Portfolio	161

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Industrial Equipment Portfolio	Borrower	$ 3,713,000	5.35%	$ 1,103

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Air Transportation Portfolio	$ 124
Defense and Aerospace Portfolio	1,262
Environmental Portfolio	48
Industrial Equipment Portfolio	88
Industrials Portfolio	82
Transportation Portfolio	107

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody Expense Reduction	Transfer Agent Expense Reduction
Air Transportation Portfolio	$ 449	$ -	$ 575
Defense and Aerospace Portfolio	-	-	9,527
Environmental Portfolio	598	-	462
Industrial Equipment Portfolio	1,224	-	141
Industrials Portfolio	692	525	1,805
Transportation Portfolio	342	144	643

Semiannual Report

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Air Transportation
Select Defense and Aerospace
Select Environmental
Select Industrials
Select Industrial Equipment
Select Transportation

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index (or a proprietary custom index, in the case of Air Transportation Portfolio and Environmental Portfolio) that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included changes to each fund's index (except Air Transportation Portfolio's and Environmental Portfolio's).

For each of Defense and Aerospace Portfolio, Industrials Portfolio, Industrial Equipment Portfolio and Transportation Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

For each of Air Transportation Portfolio and Environmental Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). Each fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Air Transportation Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Defense and Aerospace Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Environmental Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Industrials Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Industrial Equipment Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Transportation Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Air Transportation Portfolio

Defense and Aerospace Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Environmental Portfolio

Industrials Portfolio

Semiannual Report

Industrial Equipment Portfolio

Transportation Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SELCI-USAN-1007
1.813659.102

Fidelity®

Select Portfolios®

Materials Sector

Select Chemicals Portfolio

Select Gold Portfolio

Select Materials Portfolio

Select Paper and Forest Products Portfolio

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Chemicals	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Paper and Forest Products	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Chemicals Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,125.30	$ 5.13
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.31	$ 4.88

* Expenses are equal to the Fund's annualized expense ratio of .96%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Select Chemicals Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	11.8	11.2
Dow Chemical Co.	10.3	9.5
Monsanto Co.	9.1	7.6
Air Products & Chemicals, Inc.	7.7	6.8
Celanese Corp. Class A	6.7	4.5
Praxair, Inc.	4.5	6.1
PPG Industries, Inc.	4.3	4.5
Rohm & Haas Co.	3.5	4.1
Ecolab, Inc.	2.9	4.6
Lubrizol Corp.	2.8	0.9
	63.6
Top Industries (% of fund's net assets)
As of August 31, 2007
Chemicals	95.0%
Industrial Conglomerates	1.4%
All Others*	3.6%

As of February 28, 2007
Chemicals	93.1%
All Others*	6.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Chemicals Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CHEMICALS - 95.0%
Commodity Chemicals - 8.7%
Celanese Corp. Class A	350,886	$ 12,603,825
Lyondell Chemical Co.	42,800	1,984,208
Spartech Corp.	17,400	376,884
Tronox, Inc. Class A	150,000	1,542,000
		16,506,917
Diversified Chemicals - 35.1%
Ashland, Inc.	59,400	3,551,526
Cabot Corp.	40,900	1,649,906
Dow Chemical Co.	457,300	19,494,699
E.I. du Pont de Nemours & Co. (d)	458,800	22,366,500
Eastman Chemical Co.	54,800	3,658,448
FMC Corp.	30,156	2,714,040
Hercules, Inc.	205,600	4,280,592
Olin Corp.	25,300	542,432
PPG Industries, Inc.	112,500	8,251,875
		66,510,018
Fertilizers & Agricultural Chemicals - 11.5%
CF Industries Holdings, Inc.	12,000	759,960
Monsanto Co.	246,500	17,190,910
The Mosaic Co. (a)	91,900	3,861,638
		21,812,508
Industrial Gases - 14.6%
Air Products & Chemicals, Inc.	160,700	14,464,607
Airgas, Inc.	87,600	4,048,872
L'Air Liquide SA (a)	4,620	588,809
Praxair, Inc.	112,760	8,531,422
		27,633,710
Specialty Chemicals - 25.1%
Albemarle Corp.	127,100	5,143,737
Chemtura Corp.	262,873	2,421,060
Cytec Industries, Inc.	21,400	1,420,960
Ecolab, Inc.	131,700	5,486,622
H.B. Fuller Co.	162,885	4,383,235
Lubrizol Corp.	83,600	5,315,288
Minerals Technologies, Inc.	13,400	883,194
Nalco Holding Co.	191,400	4,785,000
OM Group, Inc. (a)	12,800	632,320
OMNOVA Solutions, Inc. (a)	353,900	2,091,549
Rockwood Holdings, Inc. (a)	73,500	2,355,675

	Shares	Value
Rohm & Haas Co.	115,700	$ 6,541,678
RPM International, Inc.	85,700	1,940,248
Sigma Aldrich Corp.	77,400	3,467,520
Valspar Corp.	21,900	590,643
		47,458,729
TOTAL CHEMICALS		179,921,882
INDUSTRIAL CONGLOMERATES - 1.4%
Industrial Conglomerates - 1.4%
3M Co.	29,000	2,638,710
TOTAL COMMON STOCKS (Cost $146,974,438)		182,560,592
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 5.48% (b)	6,362,657	6,362,657
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	8,217,000	8,217,000
TOTAL MONEY MARKET FUNDS (Cost $14,579,657)		14,579,657
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $161,554,095)		197,140,249
NET OTHER ASSETS - (4.1)%		(7,833,105)
NET ASSETS - 100%		$ 189,307,144
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 242,391
Fidelity Securities Lending Cash Central Fund	26,792
Total	$ 269,183

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,092,500) - See accompanying schedule: Unaffiliated issuers (cost $146,974,438)	$ 182,560,592
Fidelity Central Funds (cost $14,579,657)	14,579,657
Total Investments (cost $161,554,095)		$ 197,140,249
Receivable for fund shares sold		1,171,397
Dividends receivable		363,905
Distributions receivable from Fidelity Central Funds		16,577
Prepaid expenses		119
Total assets		198,692,247

Liabilities
Payable for investments purchased	$ 754,565
Payable for fund shares redeemed	262,685
Accrued management fee	85,530
Other affiliated payables	48,829
Other payables and accrued expenses	16,494
Collateral on securities loaned, at value	8,217,000
Total liabilities		9,385,103

Net Assets		$ 189,307,144
Net Assets consist of:
Paid in capital		$ 146,473,219
Undistributed net investment income		913,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,334,589
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,586,222
Net Assets, for 2,399,103 shares outstanding		$ 189,307,144
Net Asset Value, offering price and redemption price per share ($189,307,144 ÷ 2,399,103 shares)		$ 78.91

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 1,485,511
Interest		7
Income from Fidelity Central Funds		269,183
Total income		1,754,701

Expenses
Management fee	$ 485,273
Transfer agent fees	255,027
Accounting and security lending fees	34,723
Custodian fees and expenses	2,480
Independent trustees' compensation	302
Registration fees	34,394
Audit	19,427
Legal	575
Miscellaneous	1,820
Total expenses before reductions	834,021
Expense reductions	(1,359)	832,662
Net investment income (loss)		922,039
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,762,743
Foreign currency transactions	(11)
Total net realized gain (loss)		6,762,732
Change in net unrealized appreciation (depreciation) on: Investment securities	10,896,660
Assets and liabilities in foreign currencies	32
Total change in net unrealized appreciation (depreciation)		10,896,692
Net gain (loss)		17,659,424
Net increase (decrease) in net assets resulting from operations		$ 18,581,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 922,039	$ 1,153,744
Net realized gain (loss)	6,762,732	12,882,856
Change in net unrealized appreciation (depreciation)	10,896,692	1,610,953
Net increase (decrease) in net assets resulting from operations	18,581,463	15,647,553
Distributions to shareholders from net investment income	(126,045)	(1,181,285)
Distributions to shareholders from net realized gain	(1,109,190)	(13,503,574)
Total distributions	(1,235,235)	(14,684,859)
Share transactions Proceeds from sales of shares	143,179,475	64,860,259
Reinvestment of distributions	1,178,750	14,065,125
Cost of shares redeemed	(92,082,182)	(74,979,800)
Net increase (decrease) in net assets resulting from share transactions	52,276,043	3,945,584
Redemption fees	10,360	36,993
Total increase (decrease) in net assets	69,632,631	4,945,271

Net Assets
Beginning of period	119,674,513	114,729,242
End of period (including undistributed net investment income of $913,114 and undistributed net investment income of $335,388, respectively)	$ 189,307,144	$ 119,674,513
Other Information Shares
Sold	1,917,028	935,612
Issued in reinvestment of distributions	16,417	209,640
Redeemed	(1,229,465)	(1,100,860)
Net increase (decrease)	703,980	44,392

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 70.60	$ 69.50	$ 71.52	$ 51.75	$ 36.79	$ 43.09
Income from Investment Operations
Net investment income (loss) E	.40	.82 H	.52	.45 L	.46	.38
Net realized and unrealized gain (loss)	8.40	11.08	(.33)	19.83	14.82	(6.21)
Total from investment operations	8.80	11.90	.19	20.28	15.28	(5.83)
Distributions from net investment income	(.05)	(.87)	(.52)	(.18)	(.37)	(.39)
Distributions from net realized gain	(.44)	(9.96)	(1.72)	(.38)	-	(.14)
Total distributions	(.49)	(10.83)	(2.24)	(.56)	(.37)	(.53)
Redemption fees added to paid in capital E	- K	.03	.03	.05	.05	.06
Net asset value, end of period	$ 78.91	$ 70.60	$ 69.50	$ 71.52	$ 51.75	$ 36.79
Total Return B, C, D	12.53%	18.51%	.51%	39.38%	41.73%	(13.49)%
Ratios to Average Net Assets F, I
Expenses before reductions	.96%A	1.06%	1.04%	1.08%	1.48%	1.54%
Expenses net of fee waivers, if any	.96%A	1.06%	1.04%	1.08%	1.48%	1.54%
Expenses net of all reductions	.96%A	1.06%	.99%	1.04%	1.43%	1.50%
Net investment income (loss)	1.06%A	1.19%H	.78%	.73%L	1.03%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,307	$ 119,675	$ 114,729	$ 237,144	$ 50,502	$ 28,339
Portfolio turnover rate G	88%A	90%	141%	73%	107%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share. L As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 28, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $0.07 per share and .12%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.
Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 38,019,973
Unrealized depreciation	(2,864,170)
Net unrealized appreciation (depreciation)	$ 35,155,803
Cost for federal income tax purposes	$ 161,984,446

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,415,240 and $71,939,927, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of ..29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $58 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $150 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $26,792.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $207 and $1,124, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Select Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 975.00	$ 5.86
Hypothetical A	$ 1,000.00	$ 1,019.20	$ 5.99
Class T
Actual	$ 1,000.00	$ 974.90	$ 7.10
Hypothetical A	$ 1,000.00	$ 1,017.95	$ 7.25
Class B
Actual	$ 1,000.00	$ 971.90	$ 9.62
Hypothetical A	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 971.40	$ 9.51
Hypothetical A	$ 1,000.00	$ 1,015.48	$ 9.73
Gold
Actual	$ 1,000.00	$ 977.10	$ 4.22
Hypothetical A	$ 1,000.00	$ 1,020.86	$ 4.32
Institutional Class
Actual	$ 1,000.00	$ 977.10	$ 4.03
Hypothetical A	$ 1,000.00	$ 1,021.06	$ 4.12

A 5% return per year before expenses

Semiannual Report

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.43%
Class B	1.94%
Class C	1.92%
Gold	.85%
Institutional Class	.81%

Semiannual Report

Select Gold Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Newcrest Mining Ltd.	8.3	9.6
Goldcorp, Inc.	8.1	4.6
Barrick Gold Corp.	7.9	8.1
Lihir Gold Ltd.	7.3	4.4
Meridian Gold, Inc.	7.1	9.6
Gold Fields Ltd.	6.8	4.3
Newmont Mining Corp.	5.0	8.5
Kinross Gold Corp.	4.9	5.5
IAMGOLD Corp.	4.3	5.7
Agnico-Eagle Mines Ltd.	4.1	0.5
	63.8
Top Industries (% of fund's net assets)
As of August 31, 2007
Gold	89.2%
Precious Metals & Minerals	8.1%
Diversified Metals & Mining	1.2%
Steel	0.5%
All Others*	1.0%

As of February 28, 2007
Gold	78.8%
Precious Metals & Minerals	10.4%
Diversified Metals & Mining	1.1%
All Others*	9.7%

* Includes short-term investments and net other assets.

Semiannual Report

Select Gold Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 8.5%
METALS & MINING - 8.5%
Gold - 8.5%
Newcrest Mining Ltd.	5,224,971	$ 104,758,447
Sino Gold Mining Ltd. (a)(d)	568,000	2,821,474
		107,579,921
Bermuda - 0.3%
METALS & MINING - 0.3%
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	125,000	3,831,635
Brazil - 0.1%
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Companhia Vale do Rio Doce sponsored ADR	25,600	1,262,848
Canada - 53.8%
METALS & MINING - 53.8%
Diversified Metals & Mining - 0.4%
Anatolia Minerals Development Ltd. (a)	29,000	153,506
First Quantum Minerals Ltd.	15,800	1,196,913
FNX Mining Co., Inc. (a)	46,000	1,254,486
Ivanhoe Mines Ltd. (a)	168,500	1,890,749
		4,495,654
Gold - 49.5%
Agnico-Eagle Mines Ltd.	1,156,500	51,711,500
Alamos Gold, Inc. (a)	3,500,000	18,725,439
Arizona Star Resource Corp. (a)(e)	3,800,000	38,250,083
Aurelian Resources, Inc. (a)	483,500	2,930,164
Aurizon Mines Ltd. (a)	104,000	321,045
Barrick Gold Corp.	3,081,600	100,176,439
Bema Gold Corp. warrants 9/7/11 (a)	600,000	1,079,494
Coral Gold Resources Ltd. (a)(e)	2,016,600	2,196,004
Crystallex International Corp. (a)	943,000	2,705,639
Eldorado Gold Corp. (a)	3,500,000	17,267,175
Goldcorp, Inc.	4,308,900	101,719,499
Golden Star Resources Ltd. (a)	832,800	2,618,149
Great Basin Gold Ltd.	152,000	331,045
High River Gold Mines Ltd. (a)	48,900	115,299
High River Gold Mines Ltd. warrants 1/27/08 (a)	332,500	124,368
IAMGOLD Corp.	8,052,100	53,601,878
Kinross Gold Corp. (a)	5,019,000	61,403,797
Meridian Gold, Inc. (a)	3,200,000	88,864,005
Miramar Mining Corp. (a)	522,600	2,296,164
Novagold Resources, Inc. (a)	800,000	11,302,495
Orezone Resources, Inc. Class A (a)(e)	8,870,700	13,607,816
Peak Gold Ltd. (a)(f)	5,857,000	2,773,069
Peak Gold Ltd. warrants 4/3/12 (a)(f)	2,928,500	526,883
Red Back Mining, Inc. (a)	146,000	774,206

	Shares	Value
US Gold Canadian Acquisition Corp. (a)(e)	2,501,516	$ 14,899,423
Yamana Gold, Inc.	2,998,200	33,188,730
		623,509,808
Precious Metals & Minerals - 3.9%
Aber Diamond Corp.	471,990	16,827,256
Etruscan Resources, Inc. (a)	37,000	104,408
Minefinders Corp. Ltd. (a)	1,100,000	9,707,874
Pan American Silver Corp. (a)	500,000	12,465,002
Shore Gold, Inc. (a)	2,860,000	8,828,749
Silver Standard Resources, Inc. (a)	59,000	1,723,391
SouthernEra Diamonds, Inc. Class A (a)	6,500	3,016
		49,659,696
TOTAL METALS & MINING		677,665,158
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zijin Mining Group Co. Ltd. (H Shares)	24,588,000	21,695,387
Netherlands - 0.5%
METALS & MINING - 0.5%
Steel - 0.5%
Arcelor Mittal (NY Shares) Class A	95,200	6,302,240
Papua New Guinea - 7.3%
METALS & MINING - 7.3%
Gold - 7.3%
Lihir Gold Ltd. (a)	36,473,184	91,632,838
Peru - 1.5%
METALS & MINING - 1.5%
Precious Metals & Minerals - 1.5%
Compania de Minas Buenaventura SA	400,000	15,475,949
Compania de Minas Buenaventura SA sponsored ADR	100,000	3,823,000
		19,298,949
South Africa - 13.6%
METALS & MINING - 13.6%
Diversified Metals & Mining - 0.2%
African Rainbow Minerals Ltd. (a)	131,000	2,157,323
Gold - 11.4%
Anglogold Ashanti Ltd. sponsored ADR	1,000,000	39,030,000
Gold Fields Ltd.	175,000	2,653,000
Gold Fields Ltd. sponsored ADR	5,498,000	83,349,680
Harmony Gold Mining Co. Ltd. (a)	1,300,000	11,635,000
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	780,000	6,981,000
		143,648,680
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - CONTINUED
Precious Metals & Minerals - 2.0%
Anglo Platinum Ltd.	44,758	$ 5,984,461
Impala Platinum Holdings Ltd.	671,512	19,961,835
		25,946,296
TOTAL METALS & MINING		171,752,299
United Kingdom - 4.3%
METALS & MINING - 4.3%
Diversified Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	88,000	5,047,110
BHP Billiton PLC	44,000	1,294,609
		6,341,719
Gold - 3.4%
Randgold Resources Ltd. sponsored ADR	1,790,174	42,874,667
Precious Metals & Minerals - 0.4%
Hochschild Mining PLC	202,193	1,330,293
Lonmin PLC	61,000	3,827,017
		5,157,310
TOTAL METALS & MINING		54,373,696
United States of America - 7.4%
METALS & MINING - 7.4%
Gold - 7.4%
Newmont Mining Corp.	1,485,000	62,756,100
Royal Gold, Inc. (d)	941,000	26,122,160
US Gold Corp. (a)	528,400	3,149,264
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	689,740
		92,717,264
TOTAL COMMON STOCKS (Cost $1,069,109,146)		1,248,112,235
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	9,310,968	$ 9,310,968
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	5,936,750	5,936,750
TOTAL MONEY MARKET FUNDS (Cost $15,247,718)		15,247,718
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,084,356,864)		1,263,359,953
NET OTHER ASSETS - (0.2)%		(2,285,435)
NET ASSETS - 100%		$ 1,261,074,518
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,299,952 or 0.3% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $689,740 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,120,274
Fidelity Securities Lending Cash Central Fund	143,620
Total	$ 2,263,894
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arizona Star Resource Corp.	$ 43,863,024	$ -	$ -	$ -	$ 38,250,083
Central Asia Gold Ltd.	5,874,969	-	6,765,535	-	-
Coral Gold Resources Ltd.	2,034,618	-	-	-	2,196,004
IAMGOLD Corp.	83,536,403	37,756,426	50,042,137	-	-
Meridian Gold, Inc.	141,535,462	11,114,622	65,520,085	-	-
Minefinders Corp. Ltd.	33,742,038	-	22,728,120	-	-
Orezone Resources, Inc. Class A	18,041,127	-	2,037,688	-	13,607,816
Tone Resources Ltd.	2,366,021	-	2,654,193	-	-
US Gold Canadian Acquisition Corp.	-	12,695,730	-	-	14,899,423
White Knight Resources Ltd.	6,087,418	-	7,050,424	-	-
Total	$ 337,081,080	$ 61,566,778	$ 156,798,182	$ -	$ 68,953,326
Income Tax Information

The fund has a capital loss carryforward of $5,961,929, which was acquired in the merger with Select Precious Metals and Minerals, which will expire on February 29, 2008, and is available to offset future capital gains of the fund up to $5,961,929 per year as provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Gold Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,926,430) - See accompanying schedule: Unaffiliated issuers (cost $1,013,304,101)	$ 1,179,158,909
Fidelity Central Funds (cost $15,247,718)	15,247,718
Other affiliated issuers (cost $55,805,045)	68,953,326
Total Investments (cost $1,084,356,864)		$ 1,263,359,953
Foreign currency held at value (cost $2,064,284)		2,064,284
Receivable for investments sold		22,276,187
Receivable for fund shares sold		1,335,970
Dividends receivable		889,197
Distributions receivable from Fidelity Central Funds		139,646
Prepaid expenses		2,029
Other receivables		64,551
Total assets		1,290,131,817

Liabilities
Payable for investments purchased	$ 19,883,477
Payable for fund shares redeemed	2,310,652
Accrued management fee	589,472
Distribution fees payable	3,651
Other affiliated payables	288,501
Other payables and accrued expenses	44,796
Collateral on securities loaned, at value	5,936,750
Total liabilities		29,057,299

Net Assets		$ 1,261,074,518
Net Assets consist of:
Paid in capital		$ 1,102,878,789
Undistributed net investment income		16,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,819,476)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,998,602
Net Assets		$ 1,261,074,518

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,679,991 ÷ 108,319 shares)	$ 33.97

Maximum offering price per share (100/94.25 of $33.97)	$ 36.04
Class T: Net Asset Value and redemption price per share ($1,649,749 ÷ 48,595 shares)	$ 33.95

Maximum offering price per share (100/96.50 of $33.95)	$ 35.18
Class B: Net Asset Value and offering price per share ($1,641,739 ÷ 48,548 shares)A	$ 33.82

Class C: Net Asset Value and offering price per share ($1,382,064 ÷ 40,922 shares)A	$ 33.77

Gold: Net Asset Value, offering price and redemption price per share ($1,251,694,244 ÷ 36,751,026 shares)	$ 34.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,026,731 ÷ 30,153 shares)	$ 34.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 3,349,872
Interest		3,149
Income from Fidelity Central Funds		2,263,894
Total income		5,616,915

Expenses
Management fee	$ 3,814,443
Transfer agent fees	1,611,455
Distribution fees	17,507
Accounting and security lending fees	220,339
Custodian fees and expenses	71,341
Independent trustees' compensation	2,225
Registration fees	54,311
Audit	20,647
Legal	7,610
Miscellaneous	22,773
Total expenses before reductions	5,842,651
Expense reductions	(241,943)	5,600,708
Net investment income (loss)		16,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,310,239
Other affiliated issuers	14,433,913
Foreign currency transactions	(82,095)
Total net realized gain (loss)		57,662,057
Change in net unrealized appreciation (depreciation) on: Investment securities	(90,122,603)
Assets and liabilities in foreign currencies	36,131
Total change in net unrealized appreciation (depreciation)		(90,086,472)
Net gain (loss)		(32,424,415)
Net increase (decrease) in net assets resulting from operations		$ (32,408,208)

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,207	$ 9,095,705
Net realized gain (loss)	57,662,057	107,242,792
Change in net unrealized appreciation (depreciation)	(90,086,472)	60,139,115
Net increase (decrease) in net assets resulting from operations	(32,408,208)	176,477,612
Distributions to shareholders from net investment income	(7,077,865)	(754,152)
Distributions to shareholders from net realized gain	(62,478,729)	(195,955,908)
Total distributions	(69,556,594)	(196,710,060)
Share transactions - net increase (decrease)	(115,199,549)	170,798,657
Redemption fees	164,012	1,843,164
Total increase (decrease) in net assets	(217,000,339)	152,409,373

Net Assets
Beginning of period	1,478,074,857	1,325,665,484
End of period (including undistributed net investment income of $16,603 and undistributed net investment income of $9,093,033, respectively)	$ 1,261,074,518	$ 1,478,074,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)
Net realized and unrealized gain (loss)	(.73)	(.07) H
Total from investment operations	(.79)	(.08)
Distributions from net investment income	(.19)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.77)	-
Redemption fees added to paid in capitalE	- K	.01
Net asset value, end of period	$ 33.97	$ 36.53
Total Return B, C, D	(2.50)%	(.19)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.18% A	1.13% A
Expenses net of fee waivers, if any	1.18% A	1.13% A
Expenses net of all reductions	1.15% A	1.10% A
Net investment income (loss)	(.33)% A	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,680	$ 1,857
Portfolio turnover rate G	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.10)	(.03)
Net realized and unrealized gain (loss)	(.70)	(.09) H
Total from investment operations	(.80)	(.12)
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.74)	-
Redemption fees added to paid in capitalE	- K	.01
Net asset value, end of period	$ 33.95	$ 36.49
Total Return B, C, D	(2.51)%	(.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.43% A	1.46% A
Expenses net of fee waivers, if any	1.43% A	1.46% A
Expenses net of all reductions	1.40% A	1.43% A
Net investment income (loss)	(.58)% A	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,650	$ 1,093
Portfolio turnover rate G	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.19)	(.07)
Net realized and unrealized gain (loss)	(.71)	(.08) H
Total from investment operations	(.90)	(.15)
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.74)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 33.82	$ 36.46
Total Return B, C, D	(2.81)%	(.38)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.94% A	1.96% A
Expenses net of fee waivers, if any	1.94% A	1.96% A
Expenses net of all reductions	1.91% A	1.93% A
Net investment income (loss)	(1.08)% A	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,642	$ 902
Portfolio turnover rate G	71%A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.18)	(.07)
Net realized and unrealized gain (loss)	(.74)	(.10) H
Total from investment operations	(.92)	(.17)
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.75)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 33.77	$ 36.44
Total Return B, C, D	(2.86)%	(.44)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.92% A	2.02% A
Expenses net of fee waivers, if any	1.92% A	2.02% A
Expenses net of all reductions	1.89% A	1.99% A
Net investment income (loss)	(1.06)% A	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,382	$ 437
Portfolio turnover rate G	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Gold

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 K	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 36.54	$ 35.91	$ 27.46	$ 27.21	$ 22.73	$ 18.25
Income from Investment Operations
Net investment income (loss) E	-L	.22H	.04	.02 I	(.01)	.05
Net realized and unrealized gain (loss)	(.72)	5.49	12.21	.18	5.85	4.67
Total from investment operations	(.72)	5.71	12.25	.20	5.84	4.72
Distributions from net investment income	(.18)	(.02)	(.02)	-	(1.42)	(.36)
Distributions from net realized gain	(1.58)	(5.10)	(3.84)	-	-	-
Total distributions	(1.76)	(5.12)	(3.86)	-	(1.42)	(.36)
Redemption fees added to paid in capital E	- L	.04	.06	.05	.06	.12
Net asset value, end of period	$ 34.06	$ 36.54	$ 35.91	$ 27.46	$ 27.21	$ 22.73
Total Return B, C, D	(2.29)%	16.19%	48.84%	.92%	26.79%	26.68%
Ratios to Average Net AssetsF, J
Expenses before reductions	.85% A	.90%	.97%	1.00%	1.12%	1.18%
Expenses net of fee waivers, if any	.85% A	.90%	.97%	1.00%	1.12%	1.18%
Expenses net of all reductions	.82% A	.87%	.82%	.89%	1.04%	1.11%
Net investment income (loss)	.01% A	.62% H	.13%	.07% I	(.03)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,251,694	$ 1,473,400	$ 1,325,665	$ 705,216	$ 735,744	$ 686,029
Portfolio turnover rate G	71% A	85%	108%	79%	41%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss)D	.01	.01
Net realized and unrealized gain (loss)	(.73)	(.08)G
Total from investment operations	(.72)	(.07)
Distributions from net investment income	(.19)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.77)	-
Redemption fees added to paid in capitalD	- J	.01
Net asset value, end of period	$ 34.05	$ 36.54
Total ReturnB, C	(2.29)%	(.16)%
Ratios to Average Net Assets E, I
Expenses before reductions	.81% A	.94% A
Expenses net of fee waivers, if any	.81% A	.94% A
Expenses net of all reductions	.77% A	.91% A
Net investment income (loss)	.05% A	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,027	$ 385
Portfolio turnover rate F	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Gold, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may also invest in certain precious metals.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 170,704,143
Unrealized depreciation	(40,544,185)
Net unrealized appreciation (depreciation)	$ 130,159,958
Cost for federal income tax purposes	$ 1,133,199,995

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $453,762,046 and $507,765,172, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,650	$ 155
Class T	.25%	.25%	3,052	209
Class B	.75%	.25%	5,846	4,492
Class C	.75%	.25%	4,959	2,754
			$ 17,507	$ 7,610

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,818
Class T	1,878
Class B*	1,001
Class C*	314
$ 9,011

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Gold. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Gold shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,585.31
Class T	1,936.32
Class B	1,880.32
Class C	1,490.30
Gold	1,600,515.24
Institutional Class	1,049.19
	$ 1,611,455

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $67 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,506 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $143,620.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Gold's operating expenses. During the period, this reimbursement reduced the class' expenses by 15,614.

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $205,191 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,569. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Gold	$ 12,235

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 13,831	$ -
Class T	6,353	-
Class B	4,260	-
Class C	3,734	-
Gold	7,042,946	754,152
Institutional Class	6,741	-
Total	$ 7,077,865	$ 754,152
From net realized gain
Class A	$ 117,496	$ -
Class T	61,583	-
Class B	42,336	-
Class C	34,501	-
Gold	62,166,758	195,955,908
Institutional Class	56,055	-
Total	$ 62,478,729	$ 195,955,908

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Class A
Shares sold	88,279	52,274	$ 3,074,605	$ 1,914,223
Reinvestment of distributions	3,566	-	129,963	-
Shares redeemed	(34,372)	(1,428)	(1,177,271)	(52,108)
Net increase (decrease)	57,473	50,846	$ 2,027,297	$ 1,862,115
Class T
Shares sold	36,910	29,954	$ 1,287,499	$ 1,097,866
Reinvestment of distributions	1,864	-	67,937	-
Shares redeemed	(20,133)	-	(729,833)	-
Net increase (decrease)	18,641	29,954	$ 625,603	$ 1,097,866
Class B
Shares sold	28,015	24,802	$ 957,405	$ 903,324
Reinvestment of distributions	1,275	-	46,365	-
Shares redeemed	(5,484)	(60)	(189,658)	(2,269)
Net increase (decrease)	23,806	24,742	$ 814,112	$ 901,055
Class C
Shares sold	36,103	12,002	$ 1,271,025	$ 438,523
Reinvestment of distributions	1,039	-	37,735	-
Shares redeemed	(8,222)	-	(278,705)	-
Net increase (decrease)	28,920	12,002	$ 1,030,055	$ 438,523
Gold
Shares sold	7,209,548	37,990,378	$ 253,293,193	$ 1,364,967,296
Reinvestment of distributions	1,822,490	5,102,742	66,484,441	188,386,905
Shares redeemed	(12,602,283)	(39,683,634)	(440,145,566)	(1,387,242,690)
Net increase (decrease)	(3,570,245)	3,409,486	$ (120,367,932)	$ 166,111,511
Institutional Class
Shares sold	54,763	11,934	$ 1,944,079	$ 438,322
Reinvestment of distributions	1,711	-	62,388	-
Shares redeemed	(36,860)	(1,395)	(1,335,151)	(50,735)
Net increase (decrease)	19,614	10,539	$ 671,316	$ 387,587

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Select Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 1,096.30	$ 6.38
Hypothetical A	$ 1,000.00	$ 1,019.05	$ 6.14
Class T
Actual	$ 1,000.00	$ 1,094.50	$ 7.74
Hypothetical A	$ 1,000.00	$ 1,017.75	$ 7.46
Class B
Actual	$ 1,000.00	$ 1,091.90	$ 10.36
Hypothetical A	$ 1,000.00	$ 1,015.23	$ 9.98
Class C
Actual	$ 1,000.00	$ 1,091.70	$ 10.25
Hypothetical A	$ 1,000.00	$ 1,015.33	$ 9.88
Materials
Actual	$ 1,000.00	$ 1,097.50	$ 4.80
Hypothetical A	$ 1,000.00	$ 1,020.56	$ 4.62
Institutional Class
Actual	$ 1,000.00	$ 1,097.60	$ 4.53
Hypothetical A	$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

Semiannual Report

Select Materials Portfolio
Shareholder Expense Example - continued

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.21%
Class T	1.47%
Class B	1.97%
Class C	1.95%
Materials	.91%
Institutional Class	.86%

Semiannual Report

Select Materials Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.3	8.2
Monsanto Co.	7.2	5.7
Freeport-McMoRan Copper & Gold, Inc. Class B	4.8	0.0
Dow Chemical Co.	4.7	5.1
Alcoa, Inc.	4.3	4.4
Praxair, Inc.	3.9	3.9
Air Products & Chemicals, Inc.	3.4	3.4
3M Co.	3.0	0.0
Nucor Corp.	2.8	3.0
Celanese Corp. Class A	2.3	0.0
	44.7
Top Industries (% of fund's net assets)
As of August 31, 2007
Chemicals	53.8%
Metals & Mining	28.0%
Paper & Forest Products	5.2%
Containers & Packaging	4.4%
Industrial Conglomerates	3.0%
All Others*	5.6%

As of February 28, 2007
Chemicals	43.5%
Metals & Mining	29.6%
Paper & Forest Products	7.5%
Construction Materials	5.9%
Containers & Packaging	5.7%
All Others*	7.8%

* Includes short-term investments and net other assets.

Semiannual Report

Select Materials Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CHEMICALS - 53.8%
Commodity Chemicals - 4.1%
Celanese Corp. Class A	225,300	$ 8,092,776
Lyondell Chemical Co.	137,400	6,369,864
		14,462,640
Diversified Chemicals - 19.7%
Cabot Corp.	61,200	2,468,808
Dow Chemical Co.	388,900	16,578,807
E.I. du Pont de Nemours & Co.	594,900	29,001,372
Eastman Chemical Co.	53,700	3,585,012
FMC Corp.	31,100	2,799,000
Hercules, Inc.	177,795	3,701,692
Huntsman Corp.	66,900	1,736,055
Olin Corp.	97,100	2,081,824
PPG Industries, Inc.	100,700	7,386,345
		69,338,915
Fertilizers & Agricultural Chemicals - 9.9%
Agrium, Inc.	77,200	3,527,200
Monsanto Co.	361,544	25,214,079
The Mosaic Co. (a)	141,200	5,933,224
		34,674,503
Industrial Gases - 9.1%
Air Products & Chemicals, Inc.	134,400	12,097,344
Airgas, Inc.	137,400	6,350,628
Praxair, Inc.	180,200	13,633,932
		32,081,904
Specialty Chemicals - 11.0%
Albemarle Corp.	90,600	3,666,582
Chemtura Corp.	132,700	1,222,167
Cytec Industries, Inc.	27,100	1,799,440
Ecolab, Inc.	164,000	6,832,240
H.B. Fuller Co.	108,000	2,906,280
Lubrizol Corp.	58,300	3,706,714
Minerals Technologies, Inc.	26,380	1,738,706
Nalco Holding Co.	151,900	3,797,500
Rohm & Haas Co.	136,200	7,700,748
Sigma Aldrich Corp.	72,400	3,243,520
Valspar Corp.	53,900	1,453,683
Zoltek Companies, Inc. (a)	13,100	540,899
		38,608,479
TOTAL CHEMICALS		189,166,441
CONSTRUCTION MATERIALS - 2.5%
Construction Materials - 2.5%
Martin Marietta Materials, Inc.	11,000	1,485,000
Polaris Minerals Corp. (a)(e)	361,700	3,962,757
Vulcan Materials Co.	38,500	3,465,385
		8,913,142

	Shares	Value
CONTAINERS & PACKAGING - 4.4%
Metal & Glass Containers - 1.9%
Ball Corp.	31,747	$ 1,662,908
Crown Holdings, Inc. (a)	60,900	1,462,818
Owens-Illinois, Inc. (a)	55,700	2,240,254
Pactiv Corp. (a)	44,800	1,310,400
		6,676,380
Paper Packaging - 2.5%
Bemis Co., Inc.	44,800	1,338,176
Packaging Corp. of America	122,200	3,183,310
Smurfit-Stone Container Corp. (a)	132,700	1,401,312
Temple-Inland, Inc.	50,100	2,759,508
		8,682,306
TOTAL CONTAINERS & PACKAGING		15,358,686
INDUSTRIAL CONGLOMERATES - 3.0%
Industrial Conglomerates - 3.0%
3M Co.	114,400	10,409,256
METALS & MINING - 28.0%
Aluminum - 4.3%
Alcoa, Inc.	413,600	15,108,808
Diversified Metals & Mining - 6.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	193,228	16,891,992
Rio Tinto PLC sponsored ADR	6,400	1,758,720
Titanium Metals Corp. (a)(d)	173,600	5,442,360
		24,093,072
Gold - 3.3%
Goldcorp, Inc.	121,800	2,875,313
Meridian Gold, Inc. (a)	111,600	3,099,132
Newmont Mining Corp.	132,400	5,595,224
		11,569,669
Steel - 13.5%
Allegheny Technologies, Inc.	44,900	4,462,611
Arcelor Mittal (NY Shares) Class A	55,300	3,660,860
Carpenter Technology Corp.	37,000	4,323,080
Chaparral Steel Co.	48,900	4,180,950
Commercial Metals Co.	47,200	1,363,608
Nucor Corp. (d)	183,000	9,680,700
Reliance Steel & Aluminum Co. (d)	115,700	6,128,629
Ryerson Tull, Inc.	73,700	2,457,158
Steel Dynamics, Inc.	135,000	5,856,300
United States Steel Corp.	56,500	5,338,120
		47,452,016
TOTAL METALS & MINING		98,223,565
OIL, GAS & CONSUMABLE FUELS - 1.6%
Coal & Consumable Fuels - 1.6%
Cameco Corp.	32,900	1,328,711
Coalcorp Mining, Inc. (a)	397,571	1,411,762
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
CONSOL Energy, Inc.	35,900	$ 1,431,692
Peabody Energy Corp.	34,700	1,475,097
		5,647,262
PAPER & FOREST PRODUCTS - 5.2%
Forest Products - 2.7%
Deltic Timber Corp.	34,418	1,968,710
Weyerhaeuser Co.	109,700	7,478,249
		9,446,959
Paper Products - 2.5%
Glatfelter	129,656	1,913,723
International Paper Co. (d)	157,500	5,529,825
MeadWestvaco Corp.	48,700	1,538,433
		8,981,981
TOTAL PAPER & FOREST PRODUCTS		18,428,940
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Specialized REITs - 0.6%
Potlatch Corp.	43,600	1,963,744
TOTAL COMMON STOCKS (Cost $305,929,954)		348,111,036
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	1,443,088	$ 1,443,088
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	12,831,890	12,831,890
TOTAL MONEY MARKET FUNDS (Cost $14,274,978)		14,274,978
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $320,204,932)		362,386,014
NET OTHER ASSETS - (3.2)%		(11,102,781)
NET ASSETS - 100%		$ 351,283,233
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,962,757 or 1.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 508,109
Fidelity Securities Lending Cash Central Fund	77,200
Total	$ 585,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,775,457) - See accompanying schedule: Unaffiliated issuers (cost $305,929,954)	$ 348,111,036
Fidelity Central Funds (cost $14,274,978)	14,274,978
Total Investments (cost $320,204,932)		$ 362,386,014
Receivable for investments sold		4,496,235
Receivable for fund shares sold		1,501,941
Dividends receivable		695,570
Distributions receivable from Fidelity Central Funds		8,653
Prepaid expenses		320
Total assets		369,088,733

Liabilities
Payable for fund shares redeemed	$ 4,693,267
Accrued management fee	166,111
Distribution fees payable	7,742
Other affiliated payables	88,520
Other payables and accrued expenses	17,970
Collateral on securities loaned, at value	12,831,890
Total liabilities		17,805,500

Net Assets		$ 351,283,233
Net Assets consist of:
Paid in capital		$ 299,702,106
Undistributed net investment income		1,778,305
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,621,366
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,181,456
Net Assets		$ 351,283,233

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,948,654 ÷ 107,693 shares)	$ 55.24

Maximum offering price per share (100/94.25 of $55.24)	$ 58.61
Class T: Net Asset Value and redemption price per share ($4,198,276 ÷ 76,309 shares)	$ 55.02

Maximum offering price per share (100/96.50 of $55.02)	$ 57.02
Class B: Net Asset Value and offering price per share ($2,637,871 ÷ 48,120 shares)A	$ 54.82

Class C: Net Asset Value and offering price per share ($4,018,448 ÷ 73,326 shares)A	$ 54.80

Materials: Net Asset Value, offering price and redemption price per share ($331,036,317 ÷ 5,996,754 shares)	$ 55.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,443,667 ÷ 62,352 shares)	$ 55.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,726,562
Interest		1,346
Income from Fidelity Central Funds		585,309
Total income		3,313,217

Expenses
Management fee	$ 928,633
Transfer agent fees	433,114
Distribution fees	31,748
Accounting and security lending fees	65,286
Custodian fees and expenses	8,390
Independent trustees' compensation	474
Registration fees	67,881
Audit	18,050
Legal	708
Interest	7,005
Miscellaneous	6,486
Total expenses before reductions	1,567,775
Expense reductions	(17,908)	1,549,867
Net investment income (loss)		1,763,350
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,111,193
Foreign currency transactions	6,604
Total net realized gain (loss)		11,117,797
Change in net unrealized appreciation (depreciation) on: Investment securities	11,702,133
Assets and liabilities in foreign currencies	87
Total change in net unrealized appreciation (depreciation)		11,702,220
Net gain (loss)		22,820,017
Net increase (decrease) in net assets resulting from operations		$ 24,583,367

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,763,350	$ 1,709,789
Net realized gain (loss)	11,117,797	18,867,189
Change in net unrealized appreciation (depreciation)	11,702,220	2,128,067
Net increase (decrease) in net assets resulting from operations	24,583,367	22,705,045
Distributions to shareholders from net investment income	(261,829)	(1,721,356)
Distributions to shareholders from net realized gain	(3,647,952)	(17,315,347)
Total distributions	(3,909,781)	(19,036,703)
Share transactions - net increase (decrease)	97,374,909	59,771,650
Redemption fees	35,498	236,747
Total increase (decrease) in net assets	118,083,993	63,676,739

Net Assets
Beginning of period	233,199,240	169,522,501
End of period (including undistributed net investment income of $1,778,305 and undistributed net investment income of $276,784, respectively)	$ 351,283,233	$ 233,199,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.21	.17
Net realized and unrealized gain (loss)	4.66	3.93
Total from investment operations	4.87	4.10
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.65)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 55.24	$ 51.01
Total Return B,C,D	9.63%	8.76%
Ratios to Average Net Assets F,I
Expenses before reductions	1.21% A	1.50% A
Expenses net of fee waivers, if any	1.21% A	1.40% A
Expenses net of all reductions	1.21% A	1.38% A
Net investment income (loss)	.79% A	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,949	$ 1,018
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.14	.11
Net realized and unrealized gain (loss)	4.63	3.87
Total from investment operations	4.77	3.98
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.65)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 55.02	$ 50.89
Total Return B,C,D	9.45%	8.51%
Ratios to Average Net Assets F,I
Expenses before reductions	1.47% A	1.80% A
Expenses net of fee waivers, if any	1.47%A	1.65% A
Expenses net of all reductions	1.47% A	1.62% A
Net investment income (loss)	.53% A	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,198	$ 707
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.01	.06
Net realized and unrealized gain (loss)	4.62	3.84
Total from investment operations	4.63	3.90
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.63)	-
Redemption fees added to paid in capitalE	.01	.01
Net asset value, end of period	$ 54.82	$ 50.81
Total Return B,C,D	9.19%	8.34%
Ratios to Average Net Assets F,I
Expenses before reductions	1.97% A	2.26% A
Expenses net of fee waivers, if any	1.97% A	2.15% A
Expenses net of all reductions	1.97% A	2.12% A
Net investment income (loss)	.03% A	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,638	$ 662
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.01	.09
Net realized and unrealized gain (loss)	4.61	3.81
Total from investment operations	4.62	3.90
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.64)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 54.80	$ 50.81
Total Return B,C,D	9.17%	8.34%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	2.31% A
Expenses net of fee waivers, if any	1.95% A	2.15% A
Expenses net of all reductions	1.95% A	2.13% A
Net investment income (loss)	.04% A	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,018	$ 547
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 50.92	$ 46.35	$ 40.78	$ 35.99	$ 23.83	$ 25.89
Income from Investment Operations
Net investment income (loss) E	.29	.42	.32	.15	.13 H	.04 H
Net realized and unrealized gain (loss)	4.63	9.36	6.40	5.47	12.07	(1.69)
Total from investment operations	4.92	9.78	6.72	5.62	12.20	(1.65)
Distributions from net investment income	(.04)	(.48)	(.25)	(.12)	(.12)	(.46)
Distributions from net realized gain	(.61)	(4.79)	(.93)	(.74)	-	-
Total distributions	(.65)	(5.27)	(1.18)	(.86)	(.12)	(.46)
Redemption fees added to paid in capital E	.01	.06	.03	.03	.08	.05
Net asset value, end of period	$ 55.20	$ 50.92	$ 46.35	$ 40.78	$ 35.99	$ 23.83
Total ReturnB,C,D	9.75%	22.29%	17.01%	16.09%	51.73%	(6.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	.92% A	1.01%	1.05%	1.06%	1.31%	1.57%
Expenses net of fee waivers, if any	.91% A	.98%	1.05%	1.06%	1.31%	1.57%
Expenses net of all reductions	.91% A	.96%	1.01%	1.02%	1.17%	1.42%
Net investment income (loss)	1.08% A	.87%	.78%	.42%	.43%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,036	$ 230,147	$ 169,523	$ 144,442	$ 135,131	$ 41,275
Portfolio turnover rate G	68% A	185%	124%	89%	175%	226%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.07 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	.30	.08
Net realized and unrealized gain (loss)	4.63	3.92
Total from investment operations	4.93	4.00
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.62)	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$ 55.23	$ 50.91
Total Return B,C	9.76%	8.55%
Ratios to Average Net Assets E,H
Expenses before reductions	.86% A	1.06% A
Expenses net of fee waivers, if any	.86% A	1.06% A
Expenses net of all reductions	.86% A	1.04% A
Net investment income (loss)	1.13% A	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,444	$ 119
Portfolio turnover rate F	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Materials, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 50,782,782
Unrealized depreciation	(9,240,528)
Net unrealized appreciation (depreciation)	$ 41,542,254
Cost for federal income tax purposes	$ 320,843,760

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $210,313,200 and $105,124,178, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	25%	$ 4,749	$ 708
Class T	.25%	.25%	6,674	195
Class B	.75%	.25%	9,173	7,000
Class C	.75%	.25%	11,152	6,577
			$ 31,748	$ 14,480

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,693
Class T	5,075
Class B*	1,044
Class C*	1,087
$ 20,899

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Materials class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Materials class shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,652.30
Class T	4,111.31
Class B	2,833.31
Class C	3,315.30
Materials	416,230.26
Institutional Class	973.20
	$ 433,114

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $363 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,462,600	5.33%	$ 7,005

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $265 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $77,200.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Material's operating expenses. During the period, this reimbursement reduced the class' expenses by $15,718.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,423 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Materials	$ 727

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 1,674	$ -
Class T	1,255	-
Class B	502	-
Class C	749	-
Materials	257,615	1,721,356
Institutional Class	34	-
Total	$ 261,829	$ 1,721,356
From net realized gain
Class A	$ 24,913	$ -
Class T	19,637	-
Class B	15,304	-
Class C	14,750	-
Materials	3,571,460	17,315,347
Institutional Class	1,888	-
Total	$ 3,647,952	$ 17,315,347

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Class A
Shares sold	120,815	19,960	$ 6,546,884	$ 1,010,235
Reinvestment of distributions	482	-	25,450	-
Shares redeemed	(33,564)	-	(1,848,217)	-
Net increase (decrease)	87,733	19,960	$ 4,724,117	$ 1,010,235
Class T
Shares sold	73,457	13,890	$ 3,970,278	$ 703,837
Reinvestment of distributions	322	-	16,962	-
Shares redeemed	(11,360)	-	(610,930)	-
Net increase (decrease)	62,419	13,890	$ 3,376,310	$ 703,837
Class B
Shares sold	42,260	13,022	$ 2,272,189	$ 643,438
Reinvestment of distributions	297	-	15,581	-
Shares redeemed	(7,459)	-	(403,826)	-
Net increase (decrease)	35,098	13,022	$ 1,883,944	$ 643,438
Class C
Shares sold	75,398	10,758	$ 4,094,387	$ 546,127
Reinvestment of distributions	267	-	14,031	-
Shares redeemed	(13,097)	-	(706,292)	-
Net increase (decrease)	62,568	10,758	$ 3,402,126	$ 546,127
Materials
Shares sold	4,521,581	6,290,426	$ 243,944,447	$ 311,961,345
Reinvestment of distributions	69,216	378,787	3,645,604	18,026,752
Shares redeemed	(3,113,431)	(5,806,915)	(167,128,074)	(273,224,056)
Net increase (decrease)	1,477,366	862,298	$ 80,461,977	$ 56,764,041
Institutional Class
Shares sold	62,169	4,445	$ 3,646,306	$ 210,000
Reinvestment of distributions	36	-	1,922	-
Shares redeemed	(2,186)	(2,112)	(121,793)	(106,028)
Net increase (decrease)	60,019	2,333	$ 3,526,435	$ 103,972

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Select Paper and Forest Products Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 970.30	$ 5.30
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.76	$ 5.43

* Expenses are equal to the Fund's annualized expense ratio of 1.07%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Select Paper and Forest Products Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Temple-Inland, Inc.	10.3	8.8
Weyerhaeuser Co.	9.7	9.4
Smurfit-Stone Container Corp.	5.6	4.3
Rayonier, Inc.	5.1	2.9
MeadWestvaco Corp.	4.9	8.5
Sealed Air Corp.	4.8	3.1
Potlatch Corp.	4.2	1.8
Domtar Corp.	3.6	0.0
International Paper Co.	3.4	4.8
Sonoco Products Co.	3.0	1.7
	54.6
Top Industries (% of fund's net assets)
As of August 31, 2007
Paper & Forest Products	54.2%
Containers & Packaging	29.7%
Real Estate Investment Trusts	11.9%
Machinery	1.5%
Trading Companies & Distributors	1.2%
All Others*	1.5%

As of February 28, 2007
Paper & Forest Products	41.7%
Containers & Packaging	29.0%
Real Estate Investment Trusts	13.5%
Machinery	2.7%
Diversified Financial Services	0.4%
All Others*	12.7%

* Includes short-term investments and net other assets.

Semiannual Report

Select Paper and Forest Products Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
CONTAINERS & PACKAGING - 29.7%
Metal & Glass Containers - 0.3%
Silgan Holdings, Inc.	2,100	$ 107,289
Paper Packaging - 29.4%
Bemis Co., Inc.	30,100	899,087
Graphic Packaging Corp. (a)	11,900	56,644
Kazakhstan Kagazy PLC GDR (a)(e)	5,000	25,400
Packaging Corp. of America	40,500	1,055,025
Sealed Air Corp.	64,900	1,716,605
Smurfit-Stone Container Corp. (a)	190,170	2,008,195
Sonoco Products Co.	29,400	1,058,988
Temple-Inland, Inc.	66,400	3,657,314
		10,477,258
TOTAL CONTAINERS & PACKAGING		10,584,547
FOOD PRODUCTS - 0.6%
Agricultural Products - 0.6%
BrasilAgro - Compania Brasileira de Propriedades Agricolas (a)	300	198,777
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
Kimberly-Clark Corp.	100	6,869
MACHINERY - 1.5%
Industrial Machinery - 1.5%
Albany International Corp. Class A	1,800	70,092
Kadant, Inc. (a)	11,100	316,350
Xerium Technologies, Inc.	27,200	147,152
		533,594
PAPER & FOREST PRODUCTS - 46.4%
Forest Products - 19.2%
Canfor Corp. (a)	26,100	305,474
Deltic Timber Corp.	7,200	411,840
Gunns Ltd.	65,297	173,666
Louisiana-Pacific Corp.	40,900	766,057
Masisa SA ADR	5,300	67,681
Norbord, Inc. (d)	60,100	437,070
Samling Global Ltd.	604,000	209,149
Stella-Jones, Inc.	14,000	555,466
Timbercorp Ltd.	50,880	81,610
TimberWest Forest Corp.	12,700	179,066
West Fraser Timber Co. Ltd.	5,000	184,650
Weyerhaeuser Co.	50,800	3,463,036
		6,834,765

	Shares	Value
Paper Products - 27.2%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	6,000	$ 374,580
Buckeye Technologies, Inc. (a)	12,400	193,068
Canfor Pulp Income Fund	19,500	245,400
Cascades, Inc.	56,100	534,943
Chung Hwa Pulp Corp.	191,000	106,497
Domtar Canada Paper, Inc. (a)	117,900	947,844
Domtar Corp. (a)	160,800	1,286,400
Glatfelter	61,700	910,692
International Paper Co.	34,200	1,200,762
Kapstone Paper & Packaging Corp. (a)(d)	5,900	40,533
Lee & Man Paper Manufacturing Ltd.	22,000	88,454
MeadWestvaco Corp.	55,200	1,743,768
Mercer International, Inc. (SBI) (a)(d)	6,800	60,792
Mondi PLC	10,400	102,664
Neenah Paper, Inc.	9,300	322,617
Nine Dragons Paper (Holdings) Ltd.	39,000	116,540
Schweitzer-Mauduit International, Inc.	34,300	781,697
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	4,900	114,562
Wausau-Mosinee Paper Corp.	45,500	510,965
		9,682,778
TOTAL PAPER & FOREST PRODUCTS		16,517,543
REAL ESTATE INVESTMENT TRUSTS - 11.9%
Specialized REITs - 11.9%
Plum Creek Timber Co., Inc.	22,400	939,232
Potlatch Corp.	33,079	1,489,878
Rayonier, Inc.	42,587	1,820,168
		4,249,278
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Consolidated-Tomoka Land Co.	1,100	75,603
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (a)	6,800	79,220
BlueLinx Corp.	40,900	333,335
		412,555
TOTAL COMMON STOCKS (Cost $36,289,753)		32,578,766
Nonconvertible Bonds - 7.8%
Principal Amount
PAPER & FOREST PRODUCTS - 7.8%
Paper Products - 7.8%
Buckeye Cellulose Corp. 9.25% 9/15/08 (Cost $2,774,855)	$ 2,770,000	2,770,000
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	314,210	$ 314,210
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	459,425	459,425
TOTAL MONEY MARKET FUNDS (Cost $773,635)		773,635
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $39,838,243)		36,122,401
NET OTHER ASSETS - (1.5)%		(541,874)
NET ASSETS - 100%		$ 35,580,527
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,400 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73,462
Fidelity Securities Lending Cash Central Fund	33,315
Total	$ 106,777
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Canada	9.6%
Brazil	2.0%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $4,223,818 of which $1,366,068 and $2,857,750 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Paper and Forest Products Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $442,944) - See accompanying schedule: Unaffiliated issuers (cost $39,064,608)	$ 35,348,766
Fidelity Central Funds (cost $773,635)	773,635
Total Investments (cost $39,838,243)		$ 36,122,401
Receivable for investments sold		2,212,690
Receivable for fund shares sold		103,477
Dividends receivable		107,044
Interest receivable		117,436
Distributions receivable from Fidelity Central Funds		3,709
Prepaid expenses		29
Other receivables		2,673
Total assets		38,669,459

Liabilities
Payable for investments purchased	$ 1,316,021
Payable for fund shares redeemed	1,254,842
Accrued management fee	23,543
Other affiliated payables	16,349
Other payables and accrued expenses	18,752
Collateral on securities loaned, at value	459,425
Total liabilities		3,088,932

Net Assets		$ 35,580,527
Net Assets consist of:
Paid in capital		$ 40,832,213
Undistributed net investment income		431,370
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,967,164)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,715,892)
Net Assets, for 1,065,392 shares outstanding		$ 35,580,527
Net Asset Value, offering price and redemption price per share ($35,580,527 ÷ 1,065,392 shares)		$ 33.40

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 506,484
Interest		127,864
Income from Fidelity Central Funds		106,777
Total income		741,125

Expenses
Management fee	$ 163,598
Transfer agent fees	87,507
Accounting and security lending fees	11,675
Custodian fees and expenses	9,125
Independent trustees' compensation	89
Registration fees	23,282
Audit	16,605
Legal	197
Miscellaneous	593
Total expenses before reductions	312,671
Expense reductions	(6,858)	305,813
Net investment income (loss)		435,312
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,422,692
Foreign currency transactions	2,083
Total net realized gain (loss)		2,424,775
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,072,195)
Assets and liabilities in foreign currencies	(225)
Total change in net unrealized appreciation (depreciation)		(5,072,420)
Net gain (loss)		(2,647,645)
Net increase (decrease) in net assets resulting from operations		$ (2,212,333)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Paper and Forest Products Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 435,312	$ 750,658
Net realized gain (loss)	2,424,775	709,838
Change in net unrealized appreciation (depreciation)	(5,072,420)	3,084,463
Net increase (decrease) in net assets resulting from operations	(2,212,333)	4,544,959
Distributions to shareholders from net investment income	(171,533)	(1,010,431)
Share transactions Proceeds from sales of shares	51,761,523	54,434,705
Reinvestment of distributions	160,038	912,003
Cost of shares redeemed	(70,506,901)	(31,078,414)
Net increase (decrease) in net assets resulting from share transactions	(18,585,340)	24,268,294
Redemption fees	23,147	7,802
Total increase (decrease) in net assets	(20,946,059)	27,810,624

Net Assets
Beginning of period	56,526,586	28,715,962
End of period (including undistributed net investment income of $431,370 and undistributed net investment income of $167,591, respectively)	$ 35,580,527	$ 56,526,586
Other Information Shares
Sold	1,456,572	1,659,581
Issued in reinvestment of distributions	4,582	28,970
Redeemed	(2,032,563)	(989,339)
Net increase (decrease)	(571,409)	699,212

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 K	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 34.53	$ 30.63	$ 31.64	$ 31.64	$ 24.07	$ 28.78
Income from Investment Operations
Net investment income (loss) E	.26	.89 H	.61 I	.14	(.05)	(.02)
Net realized and unrealized gain (loss)	(1.29)	4.37	(1.53)	(.06)	7.59	(4.74)
Total from investment operations	(1.03)	5.26	(.92)	.08	7.54	(4.76)
Distributions from net investment income	(.11)	(1.37)	(.13)	(.12)	-	-
Redemption fees added to paid in capital E	.01	.01	.04	.04	.03	.05
Net asset value, end of period	$ 33.40	$ 34.53	$ 30.63	$ 31.64	$ 31.64	$ 24.07
Total Return B, C, D	(2.97)%	17.70%	(2.77)%	.37%	31.45%	(16.37)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.07% A	1.25%	1.31%	1.33%	2.01%	1.81%
Expenses net of fee waivers, if any	1.07% A	1.20%	1.25%	1.32%	2.01%	1.81%
Expenses net of all reductions	1.05% A	1.19%	1.21%	1.30%	1.94%	1.73%
Net investment income (loss)	1.50% A	2.85% H	2.10% I	.45%	(.20)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,581	$ 56,527	$ 28,716	$ 27,685	$ 28,818	$ 21,308
Portfolio turnover rate G	277% A	126%	207%	65%	188%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.30 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.88%. I Investment income per share reflects a special dividend which amounted to $.42 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Paper and Forest Products Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 397,735
Unrealized depreciation	(4,612,755)
Net unrealized appreciation (depreciation)	$ (4,215,020)
Cost for federal income tax purposes	$ 40,337,421

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $73,715,151 and $85,255,655, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of ..30% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $586 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $53 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collat-eral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $33,315.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,413 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $248 and $192, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Chemicals
Select Gold
Select Materials
Select Paper and Forest Products

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance (for retail class, in the case of Gold Portfolio and Materials Portfolio), as well as each fund's relative investment performance (for retail class, in the case of Gold Portfolio and Materials Portfolio) measured against a third-party-sponsored index (or a proprietary custom index, in the case of Paper and Forest Products Portfolio) that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included changes to the funds' indices (except Paper and Forest Products Portfolio).

For Chemicals Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

For each of Gold Portfolio and Materials Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of retail class of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). (The Advisor classes of Gold Portfolio and Materials Portfolio had less than one year of performance as of December 31, 2006.)

For Paper and Forest Products Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). The fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Semiannual Report

Chemicals Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Gold Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of the retail class of the fund compared favorably to its benchmark. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Materials Portfolio

The Board stated that the relative investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown.

Paper and Forest Products Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Chemicals Portfolio

Gold Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Materials Portfolio

Paper and Forest Products Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each of Chemicals Portfolio's and Paper and Forest Products Portfolio's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of the total expenses of each class of Gold Portfolio and Materials Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that Chemicals Portfolio's total expenses ranked below its competitive median for 2006.

The Board noted that the total expenses of each class of Gold Portfolio and Materials Portfolio ranked below its competitive median for 2006.

The Board noted that Paper and Forest Products Portfolio's total expenses ranked equal to its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each of Chemicals Portfolio and Paper and Forest Products Portfolio and the total expenses of each class of Gold Portfolio and Materials Portfolio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SELMT-USAN-1007
1.846034.100

Fidelity®

Select Portfolios®

Energy Sector

Select Energy Portfolio

Select Energy Service Portfolio

Select Natural Gas Portfolio

Select Natural Resources Portfolio

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Energy Sector
Energy	<Click Here>
Energy Service	<Click Here>
Natural Gas	<Click Here>
Natural Resources	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Energy Portfolio
Actual	$ 1,000.00	$ 1,229.50	$ 4.76
HypotheticalA	$ 1,000.00	$ 1,020.86	$ 4.32
Energy Service Portfolio
Actual	$ 1,000.00	$ 1,416.30	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27
Natural Gas Portfolio
Actual	$ 1,000.00	$ 1,109.60	$ 4.61
HypotheticalA	$ 1,000.00	$ 1,020.76	$ 4.42
Natural Resources Portfolio
Actual	$ 1,000.00	$ 1,210.20	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Energy Portfolio	.85%
Energy Service Portfolio	.84%
Natural Gas Portfolio	.87%
Natural Resources Portfolio	.86%

Semiannual Report

Select Energy Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	16.0	8.9
Schlumberger Ltd. (NY Shares)	7.6	5.6
Valero Energy Corp.	7.0	8.0
National Oilwell Varco, Inc.	6.0	3.7
ConocoPhillips	5.4	6.6
Range Resources Corp.	3.7	4.0
Chevron Corp.	3.1	5.1
Ultra Petroleum Corp.	3.1	3.6
Cabot Oil & Gas Corp.	2.7	3.1
Transocean, Inc.	2.2	2.3
	56.8
Top Industries (% of fund's net assets)
As of August 31, 2007
Oil, Gas & Consumable Fuels	64.2%
Energy Equipment & Services	31.4%
Electrical Equipment	1.5%
Construction & Engineering	1.0%
Industrial Conglomerates	0.4%
All Others*	1.5%

As of February 28, 2007
Oil, Gas & Consumable Fuels	64.6%
Energy Equipment & Services	31.8%
Electrical Equipment	1.8%
Construction & Engineering	0.9%
Machinery	0.4%
All Others*	0.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Energy Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Fuel Tech, Inc. (a)(d)	45,359	$ 1,319,947
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	61,000	2,278,350
Fluor Corp.	49,300	6,268,495
Jacobs Engineering Group, Inc. (a)	287,800	19,020,702
		27,567,547
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 0.1%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	52,700	1,884,025
Heavy Electrical Equipment - 1.4%
Suzlon Energy Ltd.	215,873	6,723,987
Vestas Wind Systems AS (a)	460,400	31,156,185
		37,880,172
TOTAL ELECTRICAL EQUIPMENT		39,764,197
ENERGY EQUIPMENT & SERVICES - 31.4%
Oil & Gas Drilling - 9.2%
Atwood Oceanics, Inc. (a)	205,000	15,577,950
Diamond Offshore Drilling, Inc.	402,200	42,295,352
GlobalSantaFe Corp.	634,100	44,761,119
Noble Corp.	985,900	48,368,254
Pride International, Inc. (a)	994,816	34,987,679
Transocean, Inc. (a)	540,400	56,790,636
		242,780,990
Oil & Gas Equipment & Services - 22.2%
Baker Hughes, Inc.	387,250	32,474,785
Cameron International Corp. (a)	154,300	12,617,111
Expro International Group PLC	62,900	1,281,158
Exterran Holdings, Inc. (a)	192,300	14,903,250
FMC Technologies, Inc. (a)	215,090	20,369,023
Grant Prideco, Inc. (a)	65,100	3,600,030
Halliburton Co.	57,964	2,004,975
NATCO Group, Inc. Class A (a)	6,700	334,598
National Oilwell Varco, Inc. (a)	1,244,750	159,328,000
Oceaneering International, Inc. (a)	430,000	28,878,800
Schlumberger Ltd. (NY Shares)	2,080,060	200,725,790
Smith International, Inc.	791,797	53,058,317
Superior Energy Services, Inc. (a)	535,500	20,788,110
W-H Energy Services, Inc. (a)	252,500	16,048,900
Weatherford International Ltd. (a)	389,300	22,727,334
		589,140,181
TOTAL ENERGY EQUIPMENT & SERVICES		831,921,171

	Shares	Value
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	55,328	$ 2,764,740
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	119,700	2,167,767
Constellation Energy Group, Inc.	30,200	2,504,788
NRG Energy, Inc. (a)	63,300	2,411,097
		7,083,652
INDUSTRIAL CONGLOMERATES - 0.4%
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	113,000	10,846,870
MULTI-UTILITIES - 0.4%
Multi-Utilities - 0.4%
Sempra Energy	199,000	10,950,970
OIL, GAS & CONSUMABLE FUELS - 64.2%
Coal & Consumable Fuels - 2.8%
Arch Coal, Inc.	477,200	14,072,628
CONSOL Energy, Inc.	729,001	29,072,560
Foundation Coal Holdings, Inc.	71,200	2,415,104
International Coal Group, Inc. (a)	42,900	173,745
Natural Resource Partners LP	13,800	451,950
Peabody Energy Corp.	698,600	29,697,486
		75,883,473
Integrated Oil & Gas - 29.9%
Chevron Corp.	933,132	81,891,664
ConocoPhillips	1,759,126	144,054,828
Exxon Mobil Corp.	4,958,210	425,067,346
Hess Corp.	468,500	28,751,845
Marathon Oil Corp.	682,200	36,763,758
Murphy Oil Corp.	27,700	1,688,038
Occidental Petroleum Corp.	686,700	38,929,023
Petroleo Brasileiro SA Petrobras sponsored ADR	308,700	19,090,008
Suncor Energy, Inc.	174,600	15,640,509
		791,877,019
Oil & Gas Exploration & Production - 20.5%
Aurora Oil & Gas Corp. (a)	952,983	1,610,541
Cabot Oil & Gas Corp.	2,125,657	70,869,404
Canadian Natural Resources Ltd.	97,300	6,651,283
Chesapeake Energy Corp. (d)	1,461,500	47,147,990
Concho Resources, Inc.	555,500	7,049,295
EOG Resources, Inc.	755,100	50,863,536
EXCO Resources, Inc. (a)	18,300	307,440
Goodrich Petroleum Corp. (a)	30,000	888,300
Kodiak Oil & Gas Corp. (a)	18,900	68,040
Mariner Energy, Inc. (a)	216,218	4,534,091
Newfield Exploration Co. (a)	63,000	2,739,870
Noble Energy, Inc.	285,300	17,137,971
Petrohawk Energy Corp. (a)	987,700	14,953,778
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Plains Exploration & Production Co. (a)	719,905	$ 27,018,035
Quicksilver Resources, Inc. (a)	840,700	33,585,965
Range Resources Corp.	2,669,400	96,925,914
Southwestern Energy Co. (a)	159,200	5,920,648
Talisman Energy, Inc.	434,800	7,460,419
Ultra Petroleum Corp. (a)	1,529,401	81,670,013
W&T Offshore, Inc.	243,700	5,432,073
Western Oil Sands, Inc. Class A (a)	235,500	8,344,690
XTO Energy, Inc.	942,000	51,207,120
		542,386,416
Oil & Gas Refining & Marketing - 9.0%
Petroplus Holdings AG	83,269	7,232,696
Sunoco, Inc.	360,500	26,366,970
Tesoro Corp.	326,300	16,096,379
Valero Energy Corp.	2,725,832	186,746,750
Western Refining, Inc.	26,700	1,384,128
		237,826,923
Oil & Gas Storage & Transport - 2.0%
Williams Companies, Inc.	1,715,000	53,165,000
TOTAL OIL, GAS & CONSUMABLE FUELS		1,701,138,831
TOTAL COMMON STOCKS (Cost $1,814,516,050)		2,633,357,925
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	13,277,997	13,277,997
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	22,217,750	22,217,750
TOTAL MONEY MARKET FUNDS (Cost $35,495,747)		35,495,747
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,850,011,797)	2,668,853,672
NET OTHER ASSETS - (0.7)%	(19,500,750)
NET ASSETS - 100%	$ 2,649,352,922
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 506,611
Fidelity Securities Lending Cash Central Fund	73,611
Total	$ 580,222
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.4%
Netherlands Antilles	7.6%
Canada	4.5%
Cayman Islands	3.6%
Denmark	1.2%
Others (individually less than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,123,652) - See accompanying schedule: Unaffiliated issuers (cost $1,814,516,050)	$ 2,633,357,925
Fidelity Central Funds (cost $35,495,747)	35,495,747
Total Investments (cost $1,850,011,797)		$ 2,668,853,672
Receivable for investments sold		12,579,430
Receivable for fund shares sold		8,885,744
Dividends receivable		4,483,313
Distributions receivable from Fidelity Central Funds		49,165
Prepaid expenses		3,811
Other receivables		1,145
Total assets		2,694,856,280

Liabilities
Payable for investments purchased	$ 18,214,465
Payable for fund shares redeemed	3,158,075
Accrued management fee	1,197,861
Other affiliated payables	593,442
Other payables and accrued expenses	121,765
Collateral on securities loaned, at value	22,217,750
Total liabilities		45,503,358

Net Assets		$ 2,649,352,922
Net Assets consist of:
Paid in capital		$ 1,735,382,152
Undistributed net investment income		1,121,424
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		94,101,589
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		818,747,757
Net Assets, for 44,848,846 shares outstanding		$ 2,649,352,922
Net Asset Value, offering price and redemption price per share ($2,649,352,922 ÷ 44,848,846 shares)		$ 59.07

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 11,317,765
Interest		197
Income from Fidelity Central Funds (including $73,611 from security lending)		580,222
Total income		11,898,184

Expenses
Management fee	$ 6,934,721
Transfer agent fees	3,074,007
Accounting and security lending fees	372,408
Custodian fees and expenses	37,242
Independent trustees' compensation	4,078
Registration fees	75,320
Audit	22,073
Legal	12,107
Interest	16,978
Miscellaneous	41,522
Total expenses before reductions	10,590,456
Expense reductions	(20,577)	10,569,879
Net investment income (loss)		1,328,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	102,472,839
Foreign currency transactions	8,560
Total net realized gain (loss)		102,481,399
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $94,176)	369,064,623
Assets and liabilities in foreign currencies	58
Total change in net unrealized appreciation (depreciation)		369,064,681
Net gain (loss)		471,546,080
Net increase (decrease) in net assets resulting from operations		$ 472,874,385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,328,305	$ 9,197,808
Net realized gain (loss)	102,481,399	190,155,380
Change in net unrealized appreciation (depreciation)	369,064,681	(47,750,583)
Net increase (decrease) in net assets resulting from operations	472,874,385	151,602,605
Distributions to shareholders from net investment income	(2,129,374)	(4,748,680)
Distributions to shareholders from net realized gain	(34,069,927)	(226,752,869)
Total distributions	(36,199,301)	(231,501,549)
Share transactions Proceeds from sales of shares	564,296,629	1,231,553,047
Reinvestment of distributions	34,672,093	222,569,462
Cost of shares redeemed	(531,828,170)	(1,777,274,000)
Net increase (decrease) in net assets resulting from share transactions	67,140,552	(323,151,491)
Redemption fees	139,946	648,583
Total increase (decrease) in net assets	503,955,582	(402,401,852)

Net Assets
Beginning of period	2,145,397,340	2,547,799,192
End of period (including undistributed net investment income of $1,121,424 and undistributed net investment income of $4,942,151, respectively)	$ 2,649,352,922	$ 2,145,397,340
Other Information Shares
Sold	9,868,223	24,389,971
Issued in reinvestment of distributions	642,314	4,357,368
Redeemed	(9,624,227)	(36,564,806)
Net increase (decrease)	886,310	(7,817,467)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 48.80	$ 49.20	$ 38.71	$ 26.52	$ 20.63	$ 23.45
Income from Investment Operations
Net investment income (loss) E	.03	.18	.12	.19	.13	.12
Net realized and unrealized gain (loss)	11.09	4.13	12.87	12.43	5.89	(2.81)
Total from investment operations	11.12	4.31	12.99	12.62	6.02	(2.69)
Distributions from net investment income	(.05)	(.10)	(.09)	(.17)	(.14)	(.14)
Distributions from net realized gain	(.80)	(4.62)	(2.44)	(.28)	-	-
Total distributions	(.85)	(4.72)	(2.53)	(.45)	(.14)	(.14)
Redemption fees added to paid in capital E	- J	.01	.03	.02	.01	.01
Net asset value, end of period	$ 59.07	$ 48.80	$ 49.20	$ 38.71	$ 26.52	$ 20.63
Total Return B, C, D	22.95%	8.57%	34.39%	48.07%	29.34%	(11.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	.85% A	.89%	.94%	.97%	1.18%	1.22%
Expenses net of fee waivers, if any	.85% A	.89%	.94%	.97%	1.18%	1.22%
Expenses net of all reductions	.85% A	.89%	.89%	.93%	1.17%	1.21%
Net investment income (loss)	.11% A	.36%	.27%	.62%	.59%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,649,353	$ 2,145,397	$ 2,547,799	$ 1,148,860	$ 286,847	$ 194,294
Portfolio turnover rate G	50% A	102%	128%	91%	33%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Service Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd. (NY Shares)	24.1	23.8
National Oilwell Varco, Inc.	9.4	7.5
Smith International, Inc.	4.7	4.5
Transocean, Inc.	4.7	5.8
GlobalSantaFe Corp.	4.7	4.7
Halliburton Co.	4.3	8.1
Diamond Offshore Drilling, Inc.	4.1	2.2
Baker Hughes, Inc.	3.8	4.7
Noble Corp.	3.7	3.2
Weatherford International Ltd.	3.6	4.8
	67.1
Top Industries (% of fund's net assets)
As of August 31, 2007
Energy Equipment & Services	94.6%
Electrical Equipment	2.0%
Industrial Conglomerates	1.2%
Independent Power Producers & Energy Traders	0.0%
All Others*	2.2%

As of February 28, 2007
Energy Equipment & Services	95.7%
Electrical Equipment	1.4%
Electronic Equipment & Instruments	0.8%
Industrial Conglomerates	0.6%
Oil, Gas & Consumable Fuels	0.6%
All Others*	0.9%

* Includes short-term investments and net other assets.

Semiannual Report

Select Energy Service Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
ELECTRICAL EQUIPMENT - 2.0%
Electrical Components & Equipment - 0.8%
Q-Cells AG	15,000	$ 1,328,291
Renewable Energy Corp. AS (a)	29,100	1,101,970
SolarWorld AG	17,000	838,390
Sunpower Corp. Class A (a)(d)	172,300	11,773,259
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	27,300	975,975
		16,017,885
Heavy Electrical Equipment - 1.2%
Gamesa Corporacion Tecnologica, SA	18,400	733,467
Suzlon Energy Ltd.	212,000	6,603,351
Vestas Wind Systems AS (a)	254,800	17,242,824
		24,579,642
TOTAL ELECTRICAL EQUIPMENT		40,597,527
ENERGY EQUIPMENT & SERVICES - 94.6%
Oil & Gas Drilling - 21.5%
Atwood Oceanics, Inc. (a)	292,400	22,219,476
Diamond Offshore Drilling, Inc. (d)	795,600	83,665,296
ENSCO International, Inc.	16,700	905,474
GlobalSantaFe Corp.	1,335,010	94,238,356
Grey Wolf, Inc. (a)	1,200	7,968
Hercules Offshore, Inc. (a)	207,631	5,282,133
Nabors Industries Ltd. (a)	797,100	23,586,189
Noble Corp.	1,506,100	73,889,266
Parker Drilling Co. (a)	114,900	895,071
Patterson-UTI Energy, Inc.	1,300	27,911
Pride International, Inc. (a)(d)	940,586	33,080,410
Rowan Companies, Inc.	76,000	2,853,040
Transocean, Inc. (a)	906,327	95,245,904
		435,896,494
Oil & Gas Equipment & Services - 73.1%
Acergy SA	204,900	5,407,311
Baker Hughes, Inc.	924,836	77,556,747
Basic Energy Services, Inc. (a)(d)	98,100	2,027,727
Bristow Group, Inc. (a)	3,500	151,725
Cameron International Corp. (a)(d)	737,300	60,289,021
Dresser-Rand Group, Inc. (a)	648,600	23,913,882
Dril-Quip, Inc. (a)	432,500	20,353,450
Expro International Group PLC	458,300	9,334,730
Exterran Holdings, Inc. (a)	396,913	30,760,758
FMC Technologies, Inc. (a)	700,100	66,299,470
Grant Prideco, Inc. (a)	690,605	38,190,457
Halliburton Co.	2,540,134	87,863,235
Hornbeck Offshore Services, Inc. (a)	90,800	3,464,020
NATCO Group, Inc. Class A (a)	425,056	21,227,297
National Oilwell Varco, Inc. (a)	1,479,131	189,328,768
Newpark Resources, Inc. (a)	23,600	132,160
Oceaneering International, Inc. (a)	1,040,500	69,879,980
Oil States International, Inc. (a)	575,000	24,265,000

	Shares	Value
ProSafe ASA	176,800	$ 2,668,954
Saipem SpA	76,400	2,858,134
Schlumberger Ltd. (NY Shares)	5,063,046	488,583,937
Smith International, Inc. (d)	1,422,556	95,325,478
Subsea 7, Inc. (a)	80,500	1,916,042
Superior Energy Services, Inc. (a)	597,600	23,198,832
Tidewater, Inc. (d)	322,000	21,074,900
W-H Energy Services, Inc. (a)	647,300	41,142,388
Weatherford International Ltd. (a)	1,244,110	72,631,142
		1,479,845,545
TOTAL ENERGY EQUIPMENT & SERVICES		1,915,742,039
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Clipper Windpower PLC (a)	47,800	535,479
INDUSTRIAL CONGLOMERATES - 1.2%
Industrial Conglomerates - 1.2%
McDermott International, Inc. (a)	250,250	24,021,498
TOTAL COMMON STOCKS (Cost $1,092,387,718)		1,980,896,543
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 5.48% (b)	28,143,151	28,143,151
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	106,997,275	106,997,275
TOTAL MONEY MARKET FUNDS (Cost $135,140,426)		135,140,426
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.02%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) # (Cost $6,132,000)	$ 6,135,418	6,132,000
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,233,660,144)	2,122,168,969
NET OTHER ASSETS - (4.8)%	(97,929,836)
NET ASSETS - 100%	$ 2,024,239,133
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,132,000 due 9/04/07 at 5.02%
Banc of America Securities LLC	$ 535,920
Citigroup Global Markets, Inc.	1,948,635
Lehman Brothers, Inc.	1,648,845
UBS Securities LLC	1,998,600
$ 6,132,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 514,640
Fidelity Securities Lending Cash Central Fund	643,973
Total	$ 1,158,613
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	63.8%
Netherlands Antilles	24.1%
Cayman Islands	8.5%
Panama	1.2%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $107,258,795 and repurchase agreements of $6,132,000) - See accompanying schedule: Unaffiliated issuers (cost $1,098,519,718)	$ 1,987,028,543
Fidelity Central Funds (cost $135,140,426)	135,140,426
Total Investments (cost $1,233,660,144)		$ 2,122,168,969
Cash		236
Receivable for investments sold		8,652,640
Receivable for fund shares sold		9,418,871
Dividends receivable		1,271,597
Distributions receivable from Fidelity Central Funds		129,120
Prepaid expenses		2,547
Other receivables		2,241
Total assets		2,141,646,221

Liabilities
Payable for investments purchased	$ 6,132,236
Payable for fund shares redeemed	2,924,690
Accrued management fee	885,689
Other affiliated payables	398,301
Other payables and accrued expenses	68,897
Collateral on securities loaned, at value	106,997,275
Total liabilities		117,407,088

Net Assets		$ 2,024,239,133
Net Assets consist of:
Paid in capital		$ 1,126,110,939
Accumulated net investment loss		(2,016,207)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,680,125
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		888,464,276
Net Assets, for 21,927,671 shares outstanding		$ 2,024,239,133
Net Asset Value, offering price and redemption price per share ($2,024,239,133 ÷ 21,927,671 shares)		$ 92.31

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 3,720,282
Interest		395
Income from Fidelity Central Funds (including $643,973 from security lending)		1,158,613
Total income		4,879,290

Expenses
Management fee	$ 4,587,953
Transfer agent fees	1,867,285
Accounting and security lending fees	263,482
Custodian fees and expenses	28,735
Independent trustees' compensation	2,666
Registration fees	88,086
Audit	20,043
Legal	6,772
Interest	15,427
Miscellaneous	24,614
Total expenses before reductions	6,905,063
Expense reductions	(10,392)	6,894,671
Net investment income (loss)		(2,015,381)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,773,495
Foreign currency transactions	(4,065)
Total net realized gain (loss)		15,769,430
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $44,539)	508,975,942
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		508,975,946
Net gain (loss)		524,745,376
Net increase (decrease) in net assets resulting from operations		$ 522,729,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,015,381)	$ (4,954,235)
Net realized gain (loss)	15,769,430	133,809,769
Change in net unrealized appreciation (depreciation)	508,975,946	(128,699,034)
Net increase (decrease) in net assets resulting from operations	522,729,995	156,500
Distributions to shareholders from net realized gain	(34,845,326)	(92,210,989)
Share transactions Proceeds from sales of shares	783,807,386	1,150,774,571
Reinvestment of distributions	33,427,921	88,457,527
Cost of shares redeemed	(502,440,702)	(1,661,826,381)
Net increase (decrease) in net assets resulting from share transactions	314,794,605	(422,594,283)
Redemption fees	155,914	1,976,642
Total increase (decrease) in net assets	802,835,188	(512,672,130)

Net Assets
Beginning of period	1,221,403,945	1,734,076,075
End of period (including accumulated net investment loss of $2,016,207 and accumulated net investment loss of $826, respectively)	$ 2,024,239,133	$ 1,221,403,945
Other Information Shares
Sold	9,313,920	15,753,549
Issued in reinvestment of distributions	443,400	1,218,147
Redeemed	(6,109,454)	(24,182,884)
Net increase (decrease)	3,647,866	(7,211,188)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 K	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 66.82	$ 68.03	$ 49.44	$ 35.65	$ 29.73	$ 30.75
Income from Investment Operations
Net investment income (loss) E	(.10)	(.21) H	(.12) I	(.20)	(.24)	(.21) L
Net realized and unrealized gain (loss)	27.48	3.07	18.64	13.95	6.14	(.85)
Total from investment operations	27.38	2.86	18.52	13.75	5.90	(1.06)
Distributions from net realized gain	(1.90)	(4.15)	-	-	-	-
Redemption fees added to paid in capital E	.01	.08	.07	.04	.02	.04
Net asset value, end of period	$ 92.31	$ 66.82	$ 68.03	$ 49.44	$ 35.65	$ 29.73
Total Return B, C, D	41.63%	3.92%	37.60%	38.68%	19.91%	(3.32)%
Ratios to Average Net Assets F, J
Expenses before reductions	.84% A	.88%	.94%	.98%	1.14%	1.15%
Expenses net of fee waivers, if any	.84% A	.88%	.94%	.98%	1.14%	1.15%
Expenses net of all reductions	.84% A	.88%	.91%	.96%	1.13%	1.12%
Net investment income (loss)	(.24)% A	(.30)% H	(.21)% I	(.53)%	(.79)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,024,239	$ 1,221,404	$ 1,734,076	$ 896,252	$ 463,384	$ 455,122
Portfolio turnover rate G	32% A	92%	58%	34%	23%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. I Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Investment income per share reflects a special dividend which amounted to $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Gas Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Quicksilver Resources, Inc.	10.6	11.7
Range Resources Corp.	10.0	10.8
Valero Energy Corp.	9.3	9.7
Ultra Petroleum Corp.	4.7	5.7
XTO Energy, Inc.	4.1	3.4
Plains Exploration & Production Co.	4.0	4.4
EOG Resources, Inc.	4.0	4.0
Dynegy, Inc. Class A	3.9	0.0
Diamond Offshore Drilling, Inc.	3.4	1.9
Chesapeake Energy Corp.	3.3	2.4
	57.3
Top Industries (% of fund's net assets)
As of August 31, 2007
Oil, Gas & Consumable Fuels	74.4%
Energy Equipment & Services	16.7%
Independent Power Producers & Energy Traders	4.8%
Electric Utilities	2.9%
Electrical Equipment	0.5%
All Others*	0.7%

As of February 28, 2007
Oil, Gas & Consumable Fuels	77.4%
Energy Equipment & Services	19.1%
Gas Utilities	0.9%
Electrical Equipment	0.5%
Independent Power Producers & Energy Traders	0.4%
All Others*	1.7%

* Includes short-term investments and net other assets.

Semiannual Report

Select Natural Gas Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
ELECTRIC UTILITIES - 2.9%
Electric Utilities - 2.9%
Reliant Energy, Inc. (a)	1,337,300	$ 34,114,523
ELECTRICAL EQUIPMENT - 0.5%
Heavy Electrical Equipment - 0.5%
Suzlon Energy Ltd.	30,000	934,437
Vestas Wind Systems AS (a)	78,700	5,325,786
		6,260,223
ENERGY EQUIPMENT & SERVICES - 16.7%
Oil & Gas Drilling - 11.8%
Diamond Offshore Drilling, Inc.	384,500	40,434,020
ENSCO International, Inc.	216,200	11,722,364
GlobalSantaFe Corp.	447,100	31,560,789
Helmerich & Payne, Inc.	300	9,447
Nabors Industries Ltd. (a)	20,400	603,636
Pride International, Inc. (a)	570,700	20,071,519
Rowan Companies, Inc. (d)	321,100	12,054,094
Transocean, Inc. (a)	215,100	22,604,859
		139,060,728
Oil & Gas Equipment & Services - 4.9%
Baker Hughes, Inc.	3,100	259,966
Cameron International Corp. (a)	182,700	14,939,379
National Oilwell Varco, Inc. (a)	69,528	8,899,584
Oceaneering International, Inc. (a)	80,600	5,413,096
Oil States International, Inc. (a)	80,200	3,384,440
SBM Offshore NV	30,236	1,133,192
Schlumberger Ltd. (NY Shares)	8,700	839,550
Smith International, Inc.	305,690	20,484,287
W-H Energy Services, Inc. (a)	34,400	2,186,464
Weatherford International Ltd. (a)	11,600	677,208
		58,217,166
TOTAL ENERGY EQUIPMENT & SERVICES		197,277,894
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	25,900	1,294,223
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 4.8%
Independent Power Producers & Energy Traders - 4.8%
Clipper Windpower PLC (a)	406,700	4,556,053
Constellation Energy Group, Inc.	37,200	3,085,368
Dynegy, Inc. Class A (a)	5,653,000	45,732,770
NRG Energy, Inc. (a)	86,400	3,290,976
		56,665,167

	Shares	Value
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Ivanhoe Mines Ltd. (a)	50,000	$ 561,053
Titanium Metals Corp. (a)	82,300	2,580,105
		3,141,158
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	4,600	253,138
OIL, GAS & CONSUMABLE FUELS - 73.4%
Coal & Consumable Fuels - 3.4%
CONSOL Energy, Inc.	17,200	685,936
Evergreen Energy, Inc. (a)(d)(e)	5,572,400	22,958,288
International Coal Group, Inc. (a)(d)	965,800	3,911,490
Massey Energy Co.	67,400	1,398,550
Peabody Energy Corp.	64,600	2,746,146
Uranium One, Inc. (a)	781,400	8,494,363
		40,194,773
Integrated Oil & Gas - 0.2%
Petroleo Brasileiro SA Petrobras sponsored ADR	22,400	1,385,216
Suncor Energy, Inc.	7,000	627,054
		2,012,270
Oil & Gas Exploration & Production - 52.2%
Apache Corp.	31,400	2,429,732
Aurora Oil & Gas Corp. (a)	3,958,153	6,689,279
Cabot Oil & Gas Corp.	781,725	26,062,712
Canadian Natural Resources Ltd.	199,700	13,651,194
Chesapeake Energy Corp. (d)	1,194,900	38,547,474
Denbury Resources, Inc. (a)	271,200	10,788,336
EOG Resources, Inc. (d)	705,800	47,542,688
Forest Oil Corp. (a)	464,863	17,966,955
Goodrich Petroleum Corp. (a)	2,100	62,181
Helix Energy Solutions Group, Inc. (a)	33,100	1,272,033
Newfield Exploration Co. (a)	472,000	20,527,280
Noble Energy, Inc. (d)	249,600	14,993,472
Petrohawk Energy Corp. (a)	400,400	6,062,056
Plains Exploration & Production Co. (a)	1,267,950	47,586,164
Quicksilver Gas Services LP	150,000	3,360,000
Quicksilver Resources, Inc. (a)(d)	3,136,577	125,306,249
Range Resources Corp.	3,255,500	118,207,205
Southwestern Energy Co. (a)	306,900	11,413,611
Ultra Petroleum Corp. (a)	1,051,201	56,134,133
XTO Energy, Inc. (d)	888,300	48,287,988
		616,890,742
Oil & Gas Refining & Marketing - 12.4%
Frontier Oil Corp.	54,400	2,232,032
Petroplus Holdings AG	28,564	2,481,052
Reliance Industries Ltd.	240,000	11,580,118
Tesoro Corp.	420,100	20,723,533
Valero Energy Corp.	1,603,000	109,821,530
		146,838,265
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 5.2%
Boardwalk Pipeline Partners, LP	188,000	$ 6,241,600
Copano Energy LLC	434,003	16,921,777
Holly Energy Partners LP	36,100	1,643,272
NuStar GP Holdings LLC	286,400	9,365,280
Williams Companies, Inc.	333,800	10,347,800
Williams Partners LP	391,300	17,448,067
		61,967,796
TOTAL OIL, GAS & CONSUMABLE FUELS		867,903,846
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Indiabulls Real Estate Ltd. (a)	200,000	2,432,333
TOTAL COMMON STOCKS (Cost $922,454,118)		1,169,342,505
Nonconvertible Bonds - 1.0%
Principal Amount
OIL, GAS & CONSUMABLE FUELS - 1.0%
Oil & Gas Storage & Transport - 1.0%
Morgan Stanley 4/15/08 Sr. Notes Exchangeable for Common Stock of Plains All American Pipeline, L.P. (f) (Cost $12,007,885)	$ 12,000,000	11,606,676
Money Market Funds - 10.2%
Shares
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c) (Cost $121,278,297)	121,278,297	$ 121,278,297
TOTAL INVESTMENT PORTFOLIO - 110.1% (Cost $1,055,740,300)	1,302,227,478
NET OTHER ASSETS - (10.1)%	(119,972,031)
NET ASSETS - 100%	$ 1,182,255,447
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,606,676 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 370,264
Fidelity Securities Lending Cash Central Fund	502,141
Total	$ 872,405
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Evergreen Energy, Inc.	$ 9,148,390	$ 30,219,062	$ 6,079,595	$ -	$ 22,958,288
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.9%
Canada	6.8%
Cayman Islands	2.7%
India	1.3%
Others (individually less than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $120,013,368) - See accompanying schedule: Unaffiliated issuers (cost $900,115,631)	$ 1,157,990,893
Fidelity Central Funds (cost $121,278,297)	121,278,297
Other affiliated issuers (cost $34,346,372)	22,958,288
Total Investments (cost $1,055,740,300)		$ 1,302,227,478
Cash		464,745
Receivable for investments sold		8,381,502
Receivable for fund shares sold		1,958,772
Dividends receivable		374,439
Distributions receivable from Fidelity Central Funds		92,757
Prepaid expenses		1,893
Other receivables		6,958
Total assets		1,313,508,544

Liabilities
Payable for investments purchased	$ 813,366
Payable for fund shares redeemed	8,074,090
Accrued management fee	561,020
Other affiliated payables	298,134
Other payables and accrued expenses	228,190
Collateral on securities loaned, at value	121,278,297
Total liabilities		131,253,097

Net Assets		$ 1,182,255,447
Net Assets consist of:
Paid in capital		$ 878,591,059
Accumulated net investment loss		(812,286)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,193,602
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		246,283,072
Net Assets, for 27,993,243 shares outstanding		$ 1,182,255,447
Net Asset Value, offering price and redemption price per share ($1,182,255,447 ÷ 27,993,243 shares)		$ 42.23

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 3,454,792
Interest		48,193
Income from Fidelity Central Funds (including $502,141 from security lending)		872,405
Total income		4,375,390

Expenses
Management fee	$ 3,414,918
Transfer agent fees	1,541,793
Accounting and security lending fees	207,372
Custodian fees and expenses	22,179
Independent trustees' compensation	1,930
Registration fees	62,299
Audit	19,447
Legal	5,981
Interest	6,367
Miscellaneous	20,924
Total expenses before reductions	5,303,210
Expense reductions	(26,727)	5,276,483
Net investment income (loss)		(901,093)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,553,951
Other affiliated issuers	(1,055,553)
Foreign currency transactions	58,467
Total net realized gain (loss)		62,556,865
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $204,108)	42,473,183
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		42,473,185
Net gain (loss)		105,030,050
Net increase (decrease) in net assets resulting from operations		$ 104,128,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (901,093)	$ (1,106,497)
Net realized gain (loss)	62,556,865	143,236,503
Change in net unrealized appreciation (depreciation)	42,473,185	(35,828,546)
Net increase (decrease) in net assets resulting from operations	104,128,957	106,301,460
Distributions to shareholders from net realized gain	(44,958,891)	(105,118,798)
Share transactions Proceeds from sales of shares	390,365,898	573,033,635
Reinvestment of distributions	42,938,510	100,548,446
Cost of shares redeemed	(335,891,856)	(1,205,228,167)
Net increase (decrease) in net assets resulting from share transactions	97,412,552	(531,646,086)
Redemption fees	83,588	473,958
Total increase (decrease) in net assets	156,666,206	(529,989,466)

Net Assets
Beginning of period	1,025,589,241	1,555,578,707
End of period (including accumulated net investment loss of $812,286 and undistributed net investment income of $88,807, respectively)	$ 1,182,255,447	$ 1,025,589,241
Other Information Shares
Sold	8,835,761	14,468,811
Issued in reinvestment of distributions	1,006,057	2,485,813
Redeemed	(7,743,363)	(31,092,157)
Net increase (decrease)	2,098,455	(14,137,533)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 39.61	$ 38.86	$ 34.41	$ 23.00	$ 17.42	$ 17.91
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03) H	(.09)	.01	(.09)	.05
Net realized and unrealized gain (loss)	4.39	4.08	8.58	11.83	5.65	(.45)
Total from investment operations	4.36	4.05	8.49	11.84	5.56	(.40)
Distributions from net investment income	-	-	-	(.02)	-	(.10)
Distributions from net realized gain	(1.74)	(3.31)	(4.08)	(.44)	-	-
Total distributions	(1.74)	(3.31)	(4.08)	(.46)	-	(.10)
Redemption fees added to paid in capital E	- K	.01	.04	.03	.02	.01
Net asset value, end of period	$ 42.23	$ 39.61	$ 38.86	$ 34.41	$ 23.00	$ 17.42
Total Return B, C, D	10.96%	10.43%	26.28%	52.01%	32.03%	(2.17)%
Ratios to Average Net Assets F, I
Expenses before reductions	.87% A	.90%	.95%	.98%	1.21%	1.30%
Expenses net of fee waivers, if any	.87% A	.90%	.95%	.98%	1.21%	1.30%
Expenses net of all reductions	.86% A	.89%	.88%	.94%	1.14%	1.24%
Net investment income (loss)	(.15)% A	(.09)% H	(.24)%	.02%	(.46)%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,182,255	$ 1,025,589	$ 1,555,579	$ 947,538	$ 224,475	$ 163,005
Portfolio turnover rate G	78% A	59%	148%	190%	171%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Resources Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	7.0	0.3
Schlumberger Ltd. (NY Shares)	6.4	4.2
National Oilwell Varco, Inc.	5.0	3.3
ConocoPhillips	4.2	6.1
Valero Energy Corp.	3.9	5.8
Smith International, Inc.	2.9	2.7
Williams Companies, Inc.	2.3	2.0
Marathon Oil Corp.	2.2	0.0
Chesapeake Energy Corp.	2.1	2.7
Range Resources Corp.	2.1	3.1
	38.1
Top Industries (% of fund's net assets)
As of August 31, 2007
Oil, Gas & Consumable Fuels	48.3%
Energy Equipment & Services	26.8%
Metals & Mining	10.0%
Chemicals	3.1%
Independent Power Producers & Energy Traders	2.3%
All Others*	9.5%

As of February 28, 2007
Oil, Gas & Consumable Fuels	48.1%
Energy Equipment & Services	27.6%
Metals & Mining	12.0%
Chemicals	2.6%
Paper & Forest Products	2.1%
All Others*	7.6%

* Includes short-term investments and net other assets.

Semiannual Report

Select Natural Resources Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 3.1%
Commodity Chemicals - 0.4%
Calgon Carbon Corp. (a)(d)	146,700	$ 1,958,445
Celanese Corp. Class A	35,600	1,278,752
Formosa Chemicals & Fibre Corp.	1,255,830	3,059,659
Georgia Gulf Corp.	20,650	309,131
Tokai Carbon Co. Ltd.	22,000	254,186
		6,860,173
Diversified Chemicals - 0.2%
Ashland, Inc.	44,400	2,654,676
Fertilizers & Agricultural Chemicals - 2.4%
Agrium, Inc.	213,700	9,763,766
Potash Corp. of Saskatchewan, Inc.	95,700	8,475,192
Terra Nitrogen Co. LP	14,801	1,597,472
The Mosaic Co. (a)	429,000	18,026,580
		37,863,010
Specialty Chemicals - 0.1%
Tokuyama Corp.	120,000	1,629,982
TOTAL CHEMICALS		49,007,841
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Clean Harbors, Inc. (a)	7,200	339,768
CONSTRUCTION & ENGINEERING - 1.2%
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	330,800	12,355,380
Fluor Corp.	29,600	3,763,640
Jacobs Engineering Group, Inc. (a)	25,200	1,665,468
Quanta Services, Inc. (a)	71,790	2,029,503
		19,813,991
CONTAINERS & PACKAGING - 0.4%
Metal & Glass Containers - 0.0%
Owens-Illinois, Inc. (a)	8,900	357,958
Paper Packaging - 0.4%
Smurfit-Stone Container Corp. (a)	252,300	2,664,288
Temple-Inland, Inc.	59,900	3,299,292
		5,963,580
TOTAL CONTAINERS & PACKAGING		6,321,538
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp.	33,800	1,631,188
Reliant Energy, Inc. (a)	55,400	1,413,254
		3,044,442
ELECTRICAL EQUIPMENT - 1.8%
Electrical Components & Equipment - 0.6%
Q-Cells AG	56,900	5,038,652

	Shares	Value
Renewable Energy Corp. AS (a)	2,400	$ 90,884
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	101,400	3,625,050
		8,754,586
Heavy Electrical Equipment - 1.2%
Areva (investment certificates)(non-vtg.)	100	100,003
Suzlon Energy Ltd.	60,000	1,868,873
Vestas Wind Systems AS (a)	264,800	17,919,544
		19,888,420
TOTAL ELECTRICAL EQUIPMENT		28,643,006
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	34,700	2,946,030
ENERGY EQUIPMENT & SERVICES - 26.8%
Oil & Gas Drilling - 6.6%
Atwood Oceanics, Inc. (a)	118,100	8,974,419
Diamond Offshore Drilling, Inc.	175,300	18,434,548
GlobalSantaFe Corp.	375,700	26,520,663
Hercules Offshore, Inc. (a)	1,194	30,375
Nabors Industries Ltd. (a)	2,600	76,934
Noble Corp.	341,000	16,729,460
Pride International, Inc. (a)	323,900	11,391,563
Rowan Companies, Inc.	1,000	37,540
Transocean, Inc. (a)	227,500	23,907,975
		106,103,477
Oil & Gas Equipment & Services - 20.2%
Baker Hughes, Inc.	172,090	14,431,467
Cameron International Corp. (a)	118,000	9,648,860
Expro International Group PLC	78,300	1,594,827
Exterran Holdings, Inc. (a)	40,950	3,173,625
FMC Technologies, Inc. (a)	194,200	18,390,740
Grant Prideco, Inc. (a)	70,800	3,915,240
Halliburton Co.	172,900	5,980,611
Key Energy Services, Inc. (a)	183,500	2,715,800
NATCO Group, Inc. Class A (a)	12,000	599,280
National Oilwell Varco, Inc. (a)	627,211	80,283,008
Oceaneering International, Inc. (a)	221,300	14,862,508
Oil States International, Inc. (a)	4,400	185,680
ProSafe ASA	48,500	732,151
Saipem SpA	25,900	968,922
Schlumberger Ltd. (NY Shares)	1,059,652	102,256,418
Smith International, Inc.	704,900	47,235,349
Superior Energy Services, Inc. (a)	52,200	2,026,404
Tidewater, Inc.	36,300	2,375,835
W-H Energy Services, Inc. (a)	52,800	3,355,968
Weatherford International Ltd. (a)	166,390	9,713,848
		324,446,541
TOTAL ENERGY EQUIPMENT & SERVICES		430,550,018
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	3,100	$ 104,470
Corn Products International, Inc.	158,611	7,169,217
Global Bio-Chem Technology Group Co. Ltd.	78,700	34,418
		7,308,105
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	29,400	1,469,118
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.3%
Independent Power Producers & Energy Traders - 2.3%
AES Corp. (a)	321,900	5,829,609
Constellation Energy Group, Inc.	79,800	6,618,612
Dynegy, Inc. Class A (a)	159,784	1,292,653
Mirant Corp. (a)	296,600	11,558,502
NRG Energy, Inc. (a)	199,100	7,583,719
TXU Corp.	57,100	3,848,540
		36,731,635
INDUSTRIAL CONGLOMERATES - 1.1%
Industrial Conglomerates - 1.1%
McDermott International, Inc. (a)	190,100	18,247,699
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Joy Global, Inc.	151,250	6,562,738
Trinity Industries, Inc.	28,200	1,059,474
		7,622,212
METALS & MINING - 10.0%
Aluminum - 2.6%
Alcan, Inc.	145,200	14,333,696
Alcoa, Inc.	737,700	26,948,181
Century Aluminum Co. (a)	1,900	93,442
		41,375,319
Diversified Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,167	189,439
RTI International Metals, Inc. (a)	189,238	13,193,673
Teck Cominco Ltd. Class B (sub. vtg.)	3,400	144,880
Titanium Metals Corp. (a)(d)	670,376	21,016,288
		34,544,280
Gold - 4.6%
Barrick Gold Corp.	346,400	11,260,747
Eldorado Gold Corp. (a)	726,500	3,584,172
Gold Fields Ltd. sponsored ADR	352,300	5,340,868
Goldcorp, Inc.	327,300	7,726,518
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	206,500	1,848,175
IAMGOLD Corp.	195,500	1,301,420
Kinross Gold Corp. (a)	256,167	3,134,016

	Shares	Value
Lihir Gold Ltd. (a)	2,220,823	$ 5,579,450
Meridian Gold, Inc. (a)	355,000	9,858,351
Newcrest Mining Ltd.	410,022	8,220,767
Newmont Mining Corp.	194,400	8,215,344
Randgold Resources Ltd. sponsored ADR	253,100	6,061,745
Yamana Gold, Inc.	150,000	1,660,433
		73,792,006
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	140,000	4,291,431
Shore Gold, Inc. (a)	221,300	683,148
		4,974,579
Steel - 0.4%
Allegheny Technologies, Inc.	900	89,451
Arcelor Mittal (NY Shares) Class A	3,700	244,940
Hitachi Metals Ltd.	10,000	115,021
Reliance Steel & Aluminum Co.	106,500	5,641,305
		6,090,717
TOTAL METALS & MINING		160,776,901
MULTI-UTILITIES - 0.4%
Multi-Utilities - 0.4%
Sempra Energy	124,000	6,823,720
OIL, GAS & CONSUMABLE FUELS - 48.3%
Coal & Consumable Fuels - 3.9%
Arch Coal, Inc.	311,300	9,180,237
Cameco Corp.	242,600	9,797,727
CONSOL Energy, Inc.	341,800	13,630,984
Foundation Coal Holdings, Inc.	178,800	6,064,896
Natural Resource Partners LP	39,500	1,293,625
Peabody Energy Corp.	521,200	22,156,212
USEC, Inc. (a)	1,600	21,424
		62,145,105
Integrated Oil & Gas - 20.5%
BP PLC sponsored ADR	58,464	3,938,135
Chevron Corp.	57,132	5,013,904
ConocoPhillips	815,130	66,750,996
Exxon Mobil Corp.	1,308,215	112,153,269
Gazprom OAO sponsored ADR	150,257	6,280,743
Hess Corp.	359,900	22,087,063
Husky Energy, Inc.	87,600	3,214,336
Marathon Oil Corp.	659,800	35,556,622
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	600	86,031
Occidental Petroleum Corp.	436,700	24,756,523
OMV AG	61,435	3,812,352
Petro-Canada	28,900	1,473,940
Petroleo Brasileiro SA Petrobras sponsored ADR	297,000	18,366,480
Suncor Energy, Inc.	288,000	25,798,778
		329,289,172
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - 15.8%
Anadarko Petroleum Corp.	1,800	$ 88,164
Apache Corp.	800	61,904
Aurora Oil & Gas Corp. (a)	50,000	84,500
Cabot Oil & Gas Corp.	886,700	29,562,578
Canadian Natural Resources Ltd.	298,800	20,425,522
Chesapeake Energy Corp. (d)	1,062,700	34,282,702
Comstock Resources, Inc. (a)	1,300	35,789
Denbury Resources, Inc. (a)	2,300	91,494
Devon Energy Corp.	800	60,248
EnCana Corp.	123,784	7,254,384
EOG Resources, Inc.	263,700	17,762,832
EXCO Resources, Inc. (a)	3,600	60,480
Forest Oil Corp. (a)	67,378	2,604,160
Goodrich Petroleum Corp. (a)	4,300	127,323
Hugoton Royalty Trust (d)	19,957	472,781
Mariner Energy, Inc. (a)	49,324	1,034,324
Newfield Exploration Co. (a)	276,200	12,011,938
Nexen, Inc.	233,000	6,515,307
Noble Energy, Inc.	176,200	10,584,334
Penn West Energy Trust	62,800	1,810,172
Petrohawk Energy Corp. (a)	75,000	1,135,500
Plains Exploration & Production Co. (a)	139,400	5,231,682
Pogo Producing Co.	1,300	64,753
Quicksilver Resources, Inc. (a)	265,350	10,600,733
Range Resources Corp.	934,673	33,937,977
Southwestern Energy Co. (a)	64,500	2,398,755
Talisman Energy, Inc.	696,300	11,947,309
Ultra Petroleum Corp. (a)	391,300	20,895,420
W&T Offshore, Inc.	41,700	929,493
XTO Energy, Inc.	400,100	21,749,436
		253,821,994
Oil & Gas Refining & Marketing - 5.6%
ERG SpA	3,400	75,603
Frontier Oil Corp.	6,000	246,180
Neste Oil Oyj	2,600	89,899
Petroplus Holdings AG	41,984	3,646,706
Sunoco, Inc.	246,300	18,014,382
Tesoro Corp.	78,300	3,862,539
Valero Energy Corp.	900,788	61,712,986
Western Refining, Inc.	24,000	1,244,160
		88,892,455
Oil & Gas Storage & Transport - 2.5%
TransCanada Corp.	90,600	3,157,123
Williams Companies, Inc.	1,197,300	37,116,300
		40,273,423
TOTAL OIL, GAS & CONSUMABLE FUELS		774,422,149

	Shares	Value
PAPER & FOREST PRODUCTS - 1.6%
Forest Products - 1.4%
Sino-Forest Corp. (a)	847,400	$ 14,443,634
Weyerhaeuser Co.	130,300	8,882,551
		23,326,185
Paper Products - 0.2%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	48,700	3,040,341
TOTAL PAPER & FOREST PRODUCTS		26,366,526
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Plum Creek Timber Co., Inc.	40,100	1,681,393
TOTAL COMMON STOCKS (Cost $1,224,207,626)		1,582,116,092
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 5.48% (b)	23,738,617	23,738,617
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	20,838,600	20,838,600
TOTAL MONEY MARKET FUNDS (Cost $44,577,217)		44,577,217
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,268,784,843)	1,626,693,309
NET OTHER ASSETS - (1.4)%	(22,928,884)
NET ASSETS - 100%	$ 1,603,764,425
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 754,053
Fidelity Securities Lending Cash Central Fund	179,974
Total	$ 934,027
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	69.9%
Canada	12.4%
Netherlands Antilles	6.4%
Cayman Islands	3.0%
Brazil	1.3%
Panama	1.1%
Denmark	1.1%
Others (individually less than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,687,431) - See accompanying schedule: Unaffiliated issuers (cost $1,224,207,626)	$ 1,582,116,092
Fidelity Central Funds (cost $44,577,217)	44,577,217
Total Investments (cost $1,268,784,843)		$ 1,626,693,309
Receivable for fund shares sold		2,956,706
Dividends receivable		2,065,463
Distributions receivable from Fidelity Central Funds		80,499
Prepaid expenses		1,638
Other receivables		2,251
Total assets		1,631,799,866

Liabilities
Payable for investments purchased	$ 3,025,774
Payable for fund shares redeemed	3,034,366
Accrued management fee	724,360
Other affiliated payables	361,578
Other payables and accrued expenses	50,763
Collateral on securities loaned, at value	20,838,600
Total liabilities		28,035,441

Net Assets		$ 1,603,764,425
Net Assets consist of:
Paid in capital		$ 1,220,446,622
Undistributed net investment income		1,664,496
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,769,631
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		357,883,676
Net Assets, for 47,026,650 shares outstanding		$ 1,603,764,425
Net Asset Value, offering price and redemption price per share ($1,603,764,425 ÷ 47,026,650 shares)		$ 34.10

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 6,529,490
Interest		1,231
Income from Fidelity Central Funds (including $179,974 from security lending)		934,027
Total income		7,464,748

Expenses
Management fee	$ 3,753,207
Transfer agent fees	1,685,195
Accounting and security lending fees	219,486
Custodian fees and expenses	24,914
Independent trustees' compensation	1,979
Registration fees	67,751
Audit	19,284
Legal	3,295
Interest	14,849
Miscellaneous	23,685
Total expenses before reductions	5,813,645
Expense reductions	(29,947)	5,783,698
Net investment income (loss)		1,681,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,907,336
Foreign currency transactions	(21,813)
Total net realized gain (loss)		25,885,523
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $25,801)	178,886,574
Assets and liabilities in foreign currencies	1,224
Total change in net unrealized appreciation (depreciation)		178,887,798
Net gain (loss)		204,773,321
Net increase (decrease) in net assets resulting from operations		$ 206,454,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,681,050	$ 3,327,214
Net realized gain (loss)	25,885,523	45,326,211
Change in net unrealized appreciation (depreciation)	178,887,798	27,988,507
Net increase (decrease) in net assets resulting from operations	206,454,371	76,641,932
Distributions to shareholders from net investment income	(707,489)	(2,640,805)
Distributions to shareholders from net realized gain	(21,931,926)	(34,829,928)
Total distributions	(22,639,415)	(37,470,733)
Share transactions Proceeds from sales of shares	731,051,521	1,116,394,207
Reinvestment of distributions	21,939,312	36,219,564
Cost of shares redeemed	(291,584,542)	(1,114,690,019)
Net increase (decrease) in net assets resulting from share transactions	461,406,291	37,923,752
Redemption fees	100,493	508,195
Total increase (decrease) in net assets	645,321,740	77,603,146

Net Assets
Beginning of period	958,442,685	880,839,539
End of period (including undistributed net investment income of $1,666,496 and undistributed net investment income of $907,896, respectively)	$ 1,603,764,425	$ 958,442,685
Other Information Shares
Sold	21,934,456	40,071,811
Issued in reinvestment of distributions	696,929	1,283,333
Redeemed	(8,940,491)	(42,071,305)
Net increase (decrease)	13,690,894	(716,161)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 28.75	$ 25.87	$ 20.07	$ 14.90	$ 11.04	$ 12.78
Income from Investment Operations
Net investment income (loss) E	.04	.08	.05	.09	.03	- J
Net realized and unrealized gain (loss)	5.95	3.81	6.72	5.42	3.82	(1.73)
Total from investment operations	5.99	3.89	6.77	5.51	3.85	(1.73)
Distributions from net investment income	(.02)	(.07)	(.04)	(.07)	-	(.02)
Distributions from net realized gain	(.62)	(.95)	(.95)	(.28)	-	-
Total distributions	(.64)	(1.02)	(.99)	(.35)	-	(.02)
Redemption fees added to paid in capital E	- J	.01	.02	.01	.01	.01
Net asset value, end of period	$ 34.10	$ 28.75	$ 25.87	$ 20.07	$ 14.90	$ 11.04
Total Return B, C, D	21.02%	15.18%	34.50%	37.51%	34.96%	(13.48)%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.93%	.99%	1.04%	1.59%	1.75%
Expenses net of fee waivers, if any	.86% A	.93%	.99%	1.04%	1.59%	1.75%
Expenses net of all reductions	.86% A	.92%	.93%	1.00%	1.59%	1.72%
Net investment income (loss)	.25% A	.31%	.21%	.55%	.24%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,603,764	$ 958,443	$ 880,840	$ 308,695	$ 76,778	$ 27,198
Portfolio turnover rate G	36% A	116%	119%	101%	32%	70%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio, (the Funds) are non diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. The Natural Resources Portfolio may also invest in certain precious metals. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Energy Portfolio	$ 1,856,588,052	$ 836,857,313	$ (24,591,693)	$ 812,265,620
Energy Service Portfolio	1,239,614,768	891,541,905	(8,987,704)	882,554,201
Natural Gas Portfolio	1,060,042,237	289,426,882	(47,241,641)	242,185,241
Natural Resources Portfolio	1,272,449,855	384,925,745	(30,682,291)	354,243,454

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	633,784,371	607,434,367
Energy Service Portfolio	506,492,775	260,707,840
Natural Gas Portfolio	510,232,682	462,225,022
Natural Resources Portfolio	656,572,244	235,487,412

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.26%	.56%
Energy Service Portfolio	.30%	.26%	.56%
Natural Gas Portfolio	.30%	.26%	.56%
Natural Resources Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.25%
Energy Service Portfolio	.23%
Natural Gas Portfolio	.25%
Natural Resources Portfolio	.25%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$ 746
Energy Service Portfolio	189
Natural Gas Portfolio	1,873
Natural Resources Portfolio	500

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$ 16,329,286	5.35%	$ 16,978
Energy Service Portfolio	Borrower	14,762,429	5.37%	15,427
Natural Gas Portfolio	Borrower	5,283,000	5.42%	6,367
Natural Resources Portfolio	Borrower	16,672,167	5.34%	14,849

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Energy Portfolio	$ 2,454
Energy Service Portfolio	1,476
Natural Gas Portfolio	1,208
Natural Resources Portfolio	1,189

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction

Energy Portfolio	$ 4,193	$ -	$ 15,848
Energy Service Portfolio	1,619	-	8,446
Natural Gas Portfolio	16,730	-	9,724
Natural Resources Portfolio	6,436	1,047	22,227

Semiannual Report

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Energy
Select Energy Service
Select Natural Gas
Select Natural Resources

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included changes to the funds' indices (except Natural Resources Portfolio). For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Energy Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Energy Service Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Natural Gas Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Natural Resources Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Energy Portfolio

Energy Service Portfolio

Semiannual Report

Natural Gas Portfolio

Natural Resources Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SELNR-USAN-1007
1.813653.102

Fidelity®

Select Portfolios®

Information Technology Sector

Select Communications Equipment Portfolio

Select Computers Portfolio

Select Electronics Portfolio

Select IT Services Portfolio

Select Networking and Infrastructure Portfolio

Select Software and Computer Services Portfolio

Select Technology Portfolio

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Information Technology Sector
Communications Equipment	<Click Here>
Computers	<Click Here>
Electronics	<Click Here>
IT Services	<Click Here>
Networking and Infrastructure	<Click Here>
Software and Computer Services	<Click Here>
Technology	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Communications Equipment Portfolio
Actual	$ 1,000.00	$ 1,120.60	$ 5.01
HypotheticalA	$ 1,000.00	$ 1,020.41	$ 4.77
Computers Portfolio
Actual	$ 1,000.00	$ 1,172.10	$ 5.08
HypotheticalA	$ 1,000.00	$ 1,020.46	$ 4.72
Electronics Portfolio
Actual	$ 1,000.00	$ 1,075.30	$ 4.54
HypotheticalA	$ 1,000.00	$ 1,020.76	$ 4.42
IT Services Portfolio
Actual	$ 1,000.00	$ 1,047.10	$ 5.45
HypotheticalA	$ 1,000.00	$ 1,019.81	$ 5.38
Networking and Infrastructure Portfolio
Actual	$ 1,000.00	$ 1,056.20	$ 5.38
HypotheticalA	$ 1,000.00	$ 1,019.91	$ 5.28
Software and Computer Services Portfolio
Actual	$ 1,000.00	$ 1,066.10	$ 4.52
HypotheticalA	$ 1,000.00	$ 1,020.76	$ 4.42
Technology Portfolio
Actual	$ 1,000.00	$ 1,118.60	$ 4.79
HypotheticalA	$ 1,000.00	$ 1,020.61	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Communications Equipment Portfolio	.94%
Computers Portfolio	.93%
Electronics Portfolio	.87%
IT Services Portfolio	1.06%
Networking and Infrastructure Portfolio	1.04%
Software and Computer Services Portfolio	.87%
Technology Portfolio	.90%

Semiannual Report

Communications Equipment Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Research In Motion Ltd.	14.9	6.7
Cisco Systems, Inc.	10.9	4.0
QUALCOMM, Inc.	9.7	21.0
Corning, Inc.	6.8	8.4
F5 Networks, Inc.	4.7	3.1
Powerwave Technologies, Inc.	4.7	3.5
Juniper Networks, Inc.	4.6	2.5
Comverse Technology, Inc.	4.3	5.7
Motorola, Inc.	3.6	7.2
Sandvine Corp. (U.K.)	3.1	1.3
	67.3
Top Industries (% of fund's net assets)
As of August 31, 2007
Communications Equipment	80.5%
Software	8.1%
Semiconductors & Semiconductor Equipment	5.2%
Computers & Peripherals	1.5%
Household Durables	1.5%
All Others*	3.2%

As of February 28, 2007
Communications Equipment	79.7%
Semiconductors & Semiconductor Equipment	6.0%
Software	4.6%
Internet Software & Services	2.2%
Wireless Telecommunication Services	1.9%
All Others*	5.6%

* Includes short-term investments and net other assets.

Semiannual Report

Communications Equipment Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 80.3%
Communications Equipment - 80.3%
Acme Packet, Inc.	2,500	$ 37,450
Adtran, Inc.	110,600	2,956,338
ADVA AG Optical Networking (a)(d)	246,763	2,114,557
Airvana, Inc.	185,600	1,143,296
Alcatel-Lucent SA sponsored ADR	294,100	3,220,395
AudioCodes Ltd. (a)	445,190	2,203,691
Bookham, Inc. (a)(d)	630,628	1,639,633
Carrier Access Corp. (a)(d)	96,900	395,352
Ceragon Networks Ltd. (a)	4,100	69,085
Ciena Corp. (a)(d)	94,292	3,571,781
Cisco Systems, Inc. (a)	1,086,300	34,674,696
Comtech Group, Inc. (a)	365,900	6,191,028
Comverse Technology, Inc. (a)	820,910	13,750,243
Corning, Inc.	928,100	21,689,697
F5 Networks, Inc. (a)	431,000	15,072,070
Finisar Corp. (a)	86,500	326,970
Foundry Networks, Inc. (a)	215,500	3,984,595
Foxconn International Holdings Ltd. (a)	80,000	208,790
Harris Stratex Networks, Inc. (a)	495,155	8,472,102
Infinera Corp.	900	17,334
Ixia (a)	173,537	1,579,187
Juniper Networks, Inc. (a)	441,559	14,536,122
Motorola, Inc.	683,900	11,592,105
Nortel Networks Corp. (a)	85,000	1,489,844
Opnext, Inc.	15,900	190,959
Optium Corp.	900	7,155
Polycom, Inc. (a)	44,200	1,339,702
Powerwave Technologies, Inc. (a)(d)	2,163,100	14,817,235
QUALCOMM, Inc.	769,100	30,679,399
Research In Motion Ltd. (a)	552,900	47,223,194
Riverbed Technology, Inc.	72,700	3,227,880
Riverstone Networks, Inc. (a)	1,129,500	11
Sonus Networks, Inc. (a)(d)	925,796	5,351,101
Starent Networks Corp.	400	8,308
Symmetricom, Inc. (a)	262,355	1,309,151
		255,090,456
COMPUTERS & PERIPHERALS - 1.5%
Computer Hardware - 1.1%
Compal Electronics, Inc.	248,865	276,768
Concurrent Computer Corp. (a)	2,481,578	3,374,946
NEC Corp. sponsored ADR	700	3,297
		3,655,011
Computer Storage & Peripherals - 0.4%
Isilon Systems, Inc.	500	5,025
SanDisk Corp. (a)	21,993	1,232,928
		1,237,953
TOTAL COMPUTERS & PERIPHERALS		4,892,964

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Alternative Carriers - 0.4%
Aruba Networks, Inc. (d)	4,200	$ 75,894
Level 3 Communications, Inc. (a)	223,600	1,169,428
		1,245,322
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Electronic Equipment & Instruments - 0.7%
Chi Mei Optoelectronics Corp.	432,241	437,480
HannStar Display Corp. (a)	2,368,000	637,925
Nippon Electric Glass Co. Ltd.	72,000	1,043,271
		2,118,676
Electronic Manufacturing Services - 0.3%
Trimble Navigation Ltd. (a)	27,000	953,370
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,072,046
HOUSEHOLD DURABLES - 1.5%
Consumer Electronics - 1.5%
Tele Atlas NV (a)	175,600	4,856,342
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
DivX, Inc.	400	5,576
Openwave Systems, Inc. (d)	535,919	2,422,354
RADVision Ltd. (a)	112,250	1,950,905
		4,378,835
MEDIA - 0.0%
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	10,223	62,360
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
Semiconductors - 5.2%
Actel Corp. (a)	19,449	218,801
AMIS Holdings, Inc. (a)	226,200	2,345,694
Applied Micro Circuits Corp. (a)	426,568	1,215,719
Broadcom Corp. Class A (a)	40,100	1,383,450
Conexant Systems, Inc. (a)	432,400	484,288
CSR PLC (a)	69,800	913,546
Exar Corp. (a)	6,701	89,391
Hittite Microwave Corp. (a)	18,600	788,082
Ikanos Communications, Inc. (a)	1,700	9,945
Intersil Corp. Class A	73,700	2,455,684
Marvell Technology Group Ltd. (a)	188,000	3,115,160
Mindspeed Technologies, Inc. (a)	440,463	748,787
MIPS Technologies, Inc. (a)	48,602	380,068
Pericom Semiconductor Corp. (a)	58,100	669,312
Pixelplus Co. Ltd. sponsored ADR (a)	123,700	150,914
PLX Technology, Inc. (a)	48,400	523,688
PMC-Sierra, Inc. (a)	98,100	753,408
SiRF Technology Holdings, Inc. (a)	7,600	128,136
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Transmeta Corp. (a)	11,835	$ 98,349
Vimicro International Corp. sponsored ADR (a)	19,139	94,355
		16,566,777
SOFTWARE - 8.1%
Application Software - 4.1%
ECtel Ltd. (a)	2,790	9,709
NAVTEQ Corp. (a)	71,600	4,510,800
Smith Micro Software, Inc. (a)	209,300	3,451,357
Taleo Corp. Class A (a)	1,800	41,490
Ulticom, Inc. (a)	618,378	5,005,770
		13,019,126
Home Entertainment Software - 0.9%
Ubisoft Entertainment SA (a)	44,000	2,731,621
Systems Software - 3.1%
Allot Communications Ltd.	9,500	58,235
Sandvine Corp. (U.K.) (a)	1,812,800	9,779,220
		9,837,455
TOTAL SOFTWARE		25,588,202
TOTAL COMMON STOCKS (Cost $311,909,565)		315,753,304
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $700,000)	$ 700,000	744,020
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	1,260,352	1,260,352
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	14,801,475	14,801,475
TOTAL MONEY MARKET FUNDS (Cost $16,061,827)		16,061,827
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $328,671,392)	332,559,151
NET OTHER ASSETS - (4.7)%	(14,926,346)
NET ASSETS - 100%	$ 317,632,805
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,550
Fidelity Securities Lending Cash Central Fund	50,032
Total	$ 110,582
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.8%
Canada	18.5%
France	1.9%
Netherlands	1.5%
Israel	1.3%
Bermuda	1.0%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $1,220,948,544 of which $865,500,593 and $355,447,951 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2008 approximately $6,378,000 of losses recognized during the period November 1, 2006 to February 28, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,446,662) - See accompanying schedule: Unaffiliated issuers (cost $312,609,565)	$ 316,497,324
Fidelity Central Funds (cost $16,061,827)	16,061,827
Total Investments (cost $328,671,392)		$ 332,559,151
Receivable for fund shares sold		380,109
Dividends receivable		164,254
Interest receivable		578
Distributions receivable from Fidelity Central Funds		11,600
Prepaid expenses		1,892
Other receivables		2
Total assets		333,117,586

Liabilities
Payable for fund shares redeemed	$ 422,003
Accrued management fee	147,542
Other affiliated payables	96,059
Other payables and accrued expenses	17,702
Collateral on securities loaned, at value	14,801,475
Total liabilities		15,484,781

Net Assets		$ 317,632,805
Net Assets consist of:
Paid in capital		$ 1,542,078,266
Accumulated net investment loss		(818,612)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,227,514,573)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,887,724
Net Assets, for 13,730,341 shares outstanding		$ 317,632,805
Net Asset Value, offering price and redemption price per share ($317,632,805 ÷ 13,730,341 shares)		$ 23.13

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 603,908
Interest		884
Income from Fidelity Central Funds (including $50,032 from security lending)		110,582
Total income		715,374

Expenses
Management fee	$ 911,658
Transfer agent fees	493,369
Accounting and security lending fees	66,060
Custodian fees and expenses	10,911
Independent trustees' compensation	589
Registration fees	18,878
Audit	18,101
Legal	1,088
Miscellaneous	17,516
Total expenses before reductions	1,538,170
Expense reductions	(4,796)	1,533,374
Net investment income (loss)		(818,000)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,348,264
Foreign currency transactions	(5,535)
Total net realized gain (loss)		2,342,729
Change in net unrealized appreciation (depreciation) on: Investment securities	34,902,716
Assets and liabilities in foreign currencies	(35)
Total change in net unrealized appreciation (depreciation)		34,902,681
Net gain (loss)		37,245,410
Net increase (decrease) in net assets resulting from operations		$ 36,427,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (818,000)	$ (2,539,952)
Net realized gain (loss)	2,342,729	13,976,011
Change in net unrealized appreciation (depreciation)	34,902,681	(37,736,850)
Net increase (decrease) in net assets resulting from operations	36,427,410	(26,300,791)
Share transactions Proceeds from sales of shares	26,835,055	126,757,651
Cost of shares redeemed	(67,601,452)	(258,665,244)
Net increase (decrease) in net assets resulting from share transactions	(40,766,397)	(131,907,593)
Redemption fees	4,691	48,675
Total increase (decrease) in net assets	(4,334,296)	(158,159,709)

Net Assets
Beginning of period	321,967,101	480,126,810
End of period (including accumulated net investment loss of $818,612 and accumulated net investment loss of $612, respectively)	$ 317,632,805	$ 321,967,101
Other Information Shares
Sold	1,192,118	5,979,086
Redeemed	(3,058,167)	(12,536,844)
Net increase (decrease)	(1,866,049)	(6,557,758)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.64	$ 21.67	$ 17.67	$ 20.25	$ 10.03	$ 14.98
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13)	(.09)	(.11)	(.13)	(.10)
Net realized and unrealized gain (loss)	2.55	(.90)	4.09	(2.48)	10.34	(4.85)
Total from investment operations	2.49	(1.03)	4.00	(2.59)	10.21	(4.95)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 23.13	$ 20.64	$ 21.67	$ 17.67	$ 20.25	$ 10.03
Total Return B,C,D	12.06%	(4.75)%	22.64%	(12.74)%	101.89%	(33.04)%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	1.01%	1.06%	1.07%	1.37%	1.76%
Expenses net of fee waivers, if any	.94% A	1.01%	1.06%	1.07%	1.37%	1.76%
Expenses net of all reductions	.94% A	1.00%	.94%	.89%	1.23%	1.58%
Net investment income (loss)	(.50)% A	(.63)%	(.48)%	(.64)%	(.87)%	(.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 317,633	$ 321,967	$ 480,127	$ 511,210	$ 940,061	$ 319,521
Portfolio turnover rate G	36% A	122%	167%	226%	205%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	23.9	11.1
Dell, Inc.	15.0	4.5
EMC Corp.	8.5	5.1
Sun Microsystems, Inc.	5.0	14.5
Hewlett-Packard Co.	4.9	15.3
International Business Machines Corp.	4.8	9.0
Network Appliance, Inc.	4.8	3.5
SanDisk Corp.	3.1	1.6
NCR Corp.	2.7	2.1
Seagate Technology	2.3	4.0
	75.0
Top Industries (% of fund's net assets)
As of August 31, 2007
Computers & Peripherals	87.0%
Electronic Equipment & Instruments	2.9%
Semiconductors & Semiconductor Equipment	1.9%
Software	1.5%
Diversified Telecommunication Services	1.0%
All Others*	5.7%

As of February 28, 2007
Computers & Peripherals	77.3%
IT Services	2.7%
Household Durables	1.3%
Machinery	1.2%
Semiconductors & Semiconductor Equipment	0.9%
All Others*	16.6%

* Includes short-term investments and net other assets.

Semiannual Report

Computers Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Office Services & Supplies - 0.9%
Pitney Bowes, Inc.	111,000	$ 4,958,370
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Avocent Corp. (a)	45,700	1,349,064
COMPUTERS & PERIPHERALS - 87.0%
Computer Hardware - 59.3%
Apple, Inc. (a)(d)	961,000	133,079,280
Avid Technology, Inc. (a)	22,100	681,343
Dell, Inc. (a)	2,957,878	83,560,054
Diebold, Inc.	213,500	9,366,245
Foxconn Technology Co. Ltd.	133,500	1,213,636
Gateway, Inc. (a)	521,700	959,928
Hewlett-Packard Co.	552,800	27,280,680
International Business Machines Corp. (d)	231,750	27,042,908
NCR Corp. (a)	300,200	14,940,954
Psion PLC	386,200	944,332
Sun Microsystems, Inc. (a)(d)	5,192,400	27,831,264
Wistron Corp.	1,835,233	3,336,787
		330,237,411
Computer Storage & Peripherals - 27.7%
Brocade Communications Systems, Inc. (a)	501,800	3,512,600
Electronics for Imaging, Inc. (a)	20,300	529,424
EMC Corp. (a)(d)	2,397,178	47,128,519
Emulex Corp. (a)	118,500	2,315,490
Hutchinson Technology, Inc. (a)	26,100	600,561
InnoLux Display Corp.	554,159	2,334,185
Intermec, Inc. (a)	103,000	2,528,650
Isilon Systems, Inc. (d)	46,200	464,310
Komag, Inc. (a)	40,600	1,304,884
Lexmark International, Inc. Class A (a)	28,600	1,065,636
Netezza Corp.	188,900	2,644,600
Network Appliance, Inc. (a)(d)	963,400	26,840,324
Novatel Wireless, Inc. (a)	83,900	1,916,276
QLogic Corp. (a)	156,900	2,086,770
Quantum Corp. (a)	630,300	2,023,263
Rackable Systems, Inc. (a)(d)	408,000	5,597,760
SanDisk Corp. (a)(d)	303,300	17,002,998
Seagate Technology	493,000	12,729,260
SIMPLO Technology Co. Ltd.	518,700	3,285,100
Sunrex Technology Corp.	1,265,100	1,604,377
Synaptics, Inc. (a)	158,100	6,845,730
Western Digital Corp. (a)	413,300	9,654,688
		154,015,405
TOTAL COMPUTERS & PERIPHERALS		484,252,816

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Integrated Telecommunication Services - 1.0%
AT&T, Inc.	138,100	$ 5,506,047
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.9%
Electronic Equipment & Instruments - 0.9%
AU Optronics Corp.	2,363,779	3,423,898
AU Optronics Corp. sponsored ADR	53,545	786,576
Chi Mei Optoelectronics Corp.	603,200	610,512
		4,820,986
Electronic Manufacturing Services - 0.3%
Jabil Circuit, Inc.	30,000	666,000
Ju Teng International Holdings Ltd. (a)	3,216,000	1,245,600
		1,911,600
Technology Distributors - 1.7%
Bell Microproducts, Inc. (a)	967,645	6,638,045
Insight Enterprises, Inc. (a)	113,200	2,685,104
		9,323,149
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		16,055,735
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Directed Electronics, Inc. (a)	151,553	815,355
IT SERVICES - 1.0%
Data Processing & Outsourced Services - 0.3%
Syntel, Inc.	40,962	1,416,056
IT Consulting & Other Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	44,000	3,234,440
Sapient Corp. (a)	125,200	806,288
		4,040,728
TOTAL IT SERVICES		5,456,784
MACHINERY - 0.9%
Industrial Machinery - 0.9%
Shin Zu Shing Co. Ltd.	738,000	4,864,091
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Semiconductors - 1.9%
Broadcom Corp. Class A (a)	159,500	5,502,750
Macronix International Co. Ltd.	2,279,000	1,415,742
Marvell Technology Group Ltd. (a)	172,400	2,856,668
Micron Technology, Inc. (a)	86,100	985,845
		10,761,005
SOFTWARE - 1.5%
Application Software - 0.4%
BladeLogic, Inc.	3,800	96,178
Informatica Corp. (a)	89,100	1,243,836
Intuit, Inc. (a)	26,400	720,984
		2,060,998
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 1.1%
VMware, Inc.	92,700	$ 6,386,103
TOTAL SOFTWARE		8,447,101
SPECIALTY RETAIL - 0.1%
Computer & Electronics Retail - 0.1%
Gamestop Corp. Class A (a)	14,200	711,988
TOTAL COMMON STOCKS (Cost $507,205,895)		543,178,356
Money Market Funds - 13.6%

Fidelity Cash Central Fund, 5.48% (b)	23,530,336	23,530,336
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	51,847,875	51,847,875
TOTAL MONEY MARKET FUNDS (Cost $75,378,211)		75,378,211
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $582,584,106)	618,556,567
NET OTHER ASSETS - (11.2)%	(62,050,817)
NET ASSETS - 100%	$ 556,505,750
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 705,492
Fidelity Securities Lending Cash Central Fund	69,833
Total	$ 775,325
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $769,357,814 of which $517,577,615 and $251,780,199 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,404,675) - See accompanying schedule: Unaffiliated issuers (cost $507,205,895)	$ 543,178,356
Fidelity Central Funds (cost $75,378,211)	75,378,211
Total Investments (cost $582,584,106)		$ 618,556,567
Foreign currency held at value (cost $13,994)		13,944
Receivable for fund shares sold		15,475,886
Dividends receivable		312,613
Distributions receivable from Fidelity Central Funds		134,816
Prepaid expenses		560
Other receivables		4,285
Total assets		634,498,671

Liabilities
Payable for investments purchased	$ 24,462,764
Payable for fund shares redeemed	1,282,577
Accrued management fee	236,577
Other affiliated payables	139,340
Other payables and accrued expenses	23,788
Collateral on securities loaned, at value	51,847,875
Total liabilities		77,992,921

Net Assets		$ 556,505,750
Net Assets consist of:
Paid in capital		$ 1,248,403,829
Accumulated net investment loss		(367,394)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(727,502,604)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,971,919
Net Assets, for 12,086,005 shares outstanding		$ 556,505,750
Net Asset Value, offering price and redemption price per share ($556,505,750 ÷ 12,086,005 shares)		$ 46.05

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,016,468
Interest		443
Income from Fidelity Central Funds (including $69,833 from security lending)		775,325
Total income		1,792,236

Expenses
Management fee	$ 1,307,784
Transfer agent fees	691,467
Accounting and security lending fees	96,553
Custodian fees and expenses	24,211
Independent trustees' compensation	813
Registration fees	25,457
Audit	29,930
Legal	1,606
Miscellaneous	7,813
Total expenses before reductions	2,185,634
Expense reductions	(26,693)	2,158,941
Net investment income (loss)		(366,705)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,144,082
Foreign currency transactions	(27,943)
Total net realized gain (loss)		46,116,139
Change in net unrealized appreciation (depreciation) on: Investment securities	27,078,336
Assets and liabilities in foreign currencies	(1,497)
Total change in net unrealized appreciation (depreciation)		27,076,839
Net gain (loss)		73,192,978
Net increase (decrease) in net assets resulting from operations		$ 72,826,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (366,705)	$ (1,360,221)
Net realized gain (loss)	46,116,139	30,288,913
Change in net unrealized appreciation (depreciation)	27,076,839	(13,399,780)
Net increase (decrease) in net assets resulting from operations	72,826,273	15,528,912
Share transactions Proceeds from sales of shares	121,815,410	239,589,680
Cost of shares redeemed	(98,675,662)	(326,372,795)
Net increase (decrease) in net assets resulting from share transactions	23,139,748	(86,783,115)
Redemption fees	7,764	79,006
Total increase (decrease) in net assets	95,973,785	(71,175,197)

Net Assets
Beginning of period	460,531,965	531,707,162
End of period (including accumulated net investment loss of $367,394 and accumulated net investment loss of $689, respectively)	$ 556,505,750	$ 460,531,965
Other Information Shares
Sold	2,709,302	5,986,150
Redeemed	(2,344,716)	(8,425,910)
Net increase (decrease)	364,586	(2,439,760)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 39.29	$ 37.55	$ 34.65	$ 37.50	$ 22.36	$ 32.73
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.20)	(.21) H	(.27)	(.25)
Net realized and unrealized gain (loss)	6.79	1.83	3.10	(2.64)	15.40	(10.12)
Total from investment operations	6.76	1.73	2.90	(2.85)	15.13	(10.37)
Redemption fees added to paid in capital E	- K	.01	- K	- K	.01	- K
Net asset value, end of period	$ 46.05	$ 39.29	$ 37.55	$ 34.65	$ 37.50	$ 22.36
Total Return B,C,D	17.21%	4.63%	8.37%	(7.60)%	67.71%	(31.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	.93% A	1.02%	1.04%	1.05%	1.23%	1.40%
Expenses net of fee waivers, if any	.93% A	1.02%	1.04%	1.05%	1.23%	1.40%
Expenses net of all reductions	.92% A	1.00%	.98%	.98%	1.16%	1.31%
Net investment income (loss)	(.16)% A	(.28)%	(.56)%	(.63)% H	(.85)%	(.96)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 556,506	$ 460,532	$ 531,707	$ 667,801	$ 999,708	$ 572,488
Portfolio turnover rate G	261% A	214%	112%	100%	138%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	20.9	14.2
Broadcom Corp. Class A	6.0	3.9
Maxim Integrated Products, Inc.	5.0	6.1
Applied Materials, Inc.	4.8	4.8
Marvell Technology Group Ltd.	4.7	4.9
Texas Instruments, Inc.	4.3	3.8
National Semiconductor Corp.	3.0	5.0
Analog Devices, Inc.	2.8	5.1
Advanced Micro Devices, Inc.	2.6	0.8
Altera Corp.	2.4	2.2
	56.5
Top Industries (% of fund's net assets)
As of August 31, 2007
Semiconductors & Semiconductor Equipment	82.5%
Electronic Equipment & Instruments	4.8%
Communications Equipment	2.9%
Chemicals	1.7%
Electrical Equipment	1.7%
All Others*	6.4%

As of February 28, 2007
Semiconductors & Semiconductor Equipment	80.9%
Electronic Equipment & Instruments	13.6%
Electrical Equipment	1.5%
Communications Equipment	1.3%
Chemicals	1.0%
All Others*	1.7%

* Includes short-term investments and net other assets.

Semiannual Report

Electronics Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CAPITAL MARKETS - 0.9%
Asset Management & Custody Banks - 0.4%
Harris & Harris Group, Inc. (a)(d)	691,460	$ 7,122,038
Diversified Capital Markets - 0.2%
Indochina Capital Vietnam Holdings Ltd.	341,100	2,890,823
Investment Banking & Brokerage - 0.3%
REXCAPITAL Financial Holdings Ltd. (a)	39,300,000	5,443,423
TOTAL CAPITAL MARKETS		15,456,284
CHEMICALS - 1.7%
Specialty Chemicals - 1.7%
Nanophase Technologies Corp. (a)(d)(e)	2,093,771	12,457,937
Nitto Denko Corp.	100,000	4,663,011
Tokuyama Corp.	344,000	4,672,614
Wacker Chemie AG	39,300	8,582,519
		30,376,081
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Diversified Commercial & Professional Services - 1.1%
Arrowhead Research Corp. (a)(d)(e)	2,896,300	14,133,944
Arrowhead Research Corp. (a)(e)(f)	1,141,869	5,015,089
Arrowhead Research Corp. warrants 5/21/17 (a)(f)	285,468	836,869
		19,985,902
COMMUNICATIONS EQUIPMENT - 2.9%
Communications Equipment - 2.9%
AAC Acoustic Technology Holdings, Inc. (a)	2,000,000	2,108,422
Alcatel-Lucent SA sponsored ADR	751,500	8,228,925
China GrenTech Corp. Ltd. ADR (a)(d)	100,000	844,000
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,131,975	4,878,812
Foxconn International Holdings Ltd. (a)	4,400,000	11,483,462
Nokia Corp. sponsored ADR	393,000	12,921,840
QUALCOMM, Inc.	100,000	3,989,000
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	244,800	9,109,008
		53,563,469
COMPUTERS & PERIPHERALS - 1.4%
Computer Storage & Peripherals - 1.4%
ASUSTeK Computer, Inc.	2,574,618	7,684,845
SanDisk Corp. (a)	250,000	14,015,000
STEC, Inc. (a)	500,000	3,765,000
		25,464,845
ELECTRICAL EQUIPMENT - 1.7%
Electrical Components & Equipment - 1.7%
Evergreen Solar, Inc. (a)(d)	900,000	8,073,000
First Solar, Inc.	50,000	5,187,000
Neo-Neon Holdings Ltd.	1,750,000	3,420,415
Q-Cells AG	60,000	5,313,165

	Shares	Value
SolarWorld AG	100,000	$ 4,931,707
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	100,000	3,575,000
		30,500,287
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.8%
Electronic Equipment & Instruments - 0.9%
Cyntec Co. Ltd.	1,649,143	2,833,527
Motech Industries, Inc.	484,427	4,139,649
Murata Manufacturing Co. Ltd.	45,900	3,218,410
Nidec Corp.	74,500	5,223,782
Phoenix Precision Technology Corp.	1,283,000	1,485,170
		16,900,538
Electronic Manufacturing Services - 3.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,611,200	41,658,909
Jabil Circuit, Inc.	700,000	15,540,000
		57,198,909
Technology Distributors - 0.8%
Arrow Electronics, Inc. (a)	200,000	8,392,000
Wolfson Microelectronics PLC (a)	1,000,000	5,092,041
		13,484,041
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		87,583,488
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
Merry Electronics Co. Ltd.	659,592	2,238,615
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Opera Software ASA (a)	135,000	361,272
MEDIA - 0.3%
Broadcasting & Cable TV - 0.3%
JumpTV, Inc.	1,431,300	4,892,754
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
VODone Ltd. (a)	1,766,000	525,454
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 82.5%
Semiconductor Equipment - 12.2%
Applied Materials, Inc.	4,100,000	87,576,000
ASML Holding NV (NY Shares) (a)	500,000	14,835,000
Eagle Test Systems, Inc. (a)	625,000	7,500,000
FormFactor, Inc. (a)(d)	321,712	14,592,856
Global Unichip Corp.	400,000	2,993,939
Greatek Electronics, Inc.	5,198,040	8,096,341
KLA-Tencor Corp. (d)	200,000	11,494,000
MEMC Electronic Materials, Inc. (a)	365,500	22,449,010
Nanometrics, Inc. (a)	248,300	1,884,597
Tessera Technologies, Inc. (a)	500,000	18,315,000
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Topco Scientific Co. Ltd.	1,348,200	$ 3,043,664
Varian Semiconductor Equipment Associates, Inc. (a)	550,000	30,596,500
		223,376,907
Semiconductors - 70.3%
Advanced Analog Technology, Inc.	508,000	2,463,030
Advanced Analogic Technologies, Inc. (a)	500,000	4,545,000
Advanced Micro Devices, Inc. (a)(d)	3,700,000	48,100,000
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	2,274,627	11,373,135
Altera Corp. (d)	1,800,000	42,858,000
Analog Devices, Inc.	1,400,000	51,632,000
Anpec Electronics Corp.	500,000	1,871,212
ARM Holdings PLC sponsored ADR	3,173,900	28,311,188
Atheros Communications, Inc. (a)	116,739	3,491,663
Atmel Corp. (a)	3,500,000	18,550,000
Broadcom Corp. Class A (a)	3,197,300	110,306,850
Cavium Networks, Inc.	113,915	3,194,177
Diodes, Inc. (a)	450,000	13,639,500
Episil Technologies, Inc.	29,907	35,345
Epistar Corp.	809,593	3,802,634
Global Mixed-Mode Tech, Inc.	700,000	4,900,000
Himax Technologies, Inc. sponsored ADR (a)	1,359,300	5,967,327
Hittite Microwave Corp. (a)	332,500	14,088,025
Ikanos Communications, Inc. (a)	350,000	2,047,500
Infineon Technologies AG sponsored ADR (a)	1,550,800	24,192,480
Intel Corp.	14,800,700	381,118,026
Intersil Corp. Class A	783,900	26,119,548
Lattice Semiconductor Corp. (a)	1,000,000	4,990,000
Linear Technology Corp. (d)	208,400	7,083,516
Marvell Technology Group Ltd. (a)	5,179,800	85,829,286
Maxim Integrated Products, Inc.	3,015,000	90,480,150
Microchip Technology, Inc.	194,200	7,480,584
Micron Technology, Inc. (a)(d)	2,522,300	28,880,335
Mindspeed Technologies, Inc. (a)	2,000,000	3,400,000
National Semiconductor Corp.	2,100,000	55,272,000
NVIDIA Corp. (a)	197,635	10,111,007
ON Semiconductor Corp. (a)	592,000	6,938,240
PMC-Sierra, Inc. (a)	482,286	3,703,956
Powertech Technology, Inc.	214,000	859,242
Richtek Technology Corp.	800,500	8,781,242
Samsung Electronics Co. Ltd.	9,000	5,668,761
Semtech Corp. (a)	400,000	7,136,000
Silicon Laboratories, Inc. (a)	450,000	16,614,000
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	658,877	7,109,283
Soitec SA (a)(d)	242,800	4,597,822

	Shares	Value
Spreadtrum Communications, Inc. ADR (d)	123,800	$ 1,595,782
Texas Instruments, Inc. (d)	2,290,400	78,423,296
Volterra Semiconductor Corp. (a)(d)	400,043	4,344,467
Xilinx, Inc.	1,550,000	39,633,500
		1,281,539,109
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,504,916,016
SOFTWARE - 0.8%
Home Entertainment Software - 0.8%
Nintendo Co. Ltd.	30,000	13,956,000
Systems Software - 0.0%
VMware, Inc.	5,200	358,228
TOTAL SOFTWARE		14,314,228
TOTAL COMMON STOCKS (Cost $1,847,372,673)		1,790,178,695
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 5.48% (b)	14,772,899	14,772,899
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	92,823,180	92,823,180
TOTAL MONEY MARKET FUNDS (Cost $107,596,079)		107,596,079
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $1,954,968,752)	1,897,774,774
NET OTHER ASSETS - (4.1)%	(74,129,229)
NET ASSETS - 100%	$ 1,823,645,545
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,851,957 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp.	5/18/07	$ 5,566,258
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 1,033,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 635,221
Fidelity Securities Lending Cash Central Fund	673,164
Total	$ 1,308,385
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arrowhead Research Corp.	$ -	$ 19,006,161	$ -	$ -	$ 19,149,033
Nanophase Technologies Corp.	-	13,118,734	-	-	12,457,937
Total	$ -	$ 32,124,895	$ -	$ -	$ 31,606,970
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.3%
Taiwan	6.2%
Bermuda	4.7%
Germany	2.4%
United Kingdom	1.9%
Japan	1.8%
Cayman Islands	1.5%
Others (individually less than 1%)	4.2%
100.0%
Income Tax Information

At February 28, 2007, the fund had a capital loss carryforward of approximately $2,508,602,338 of which $926,318,519, $1,514,779,921 and $67,503,898 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $91,708,762) - See accompanying schedule: Unaffiliated issuers (cost $1,815,247,778)	$ 1,758,571,725
Fidelity Central Funds (cost $107,596,079)	107,596,079
Other affiliated issuers (cost $32,124,895)	31,606,970
Total Investments (cost $1,954,968,752)		$ 1,897,774,774
Receivable for investments sold		19,134,774
Receivable for fund shares sold		665,846
Dividends receivable		4,627,213
Distributions receivable from Fidelity Central Funds		163,601
Prepaid expenses		2,932
Other receivables		66,014
Total assets		1,922,435,154

Liabilities
Payable to custodian bank	$ 6,381
Payable for investments purchased	2,929,360
Payable for fund shares redeemed	1,677,767
Accrued management fee	832,466
Other affiliated payables	436,749
Other payables and accrued expenses	83,706
Collateral on securities loaned, at value	92,823,180
Total liabilities		98,789,609

Net Assets		$ 1,823,645,545
Net Assets consist of:
Paid in capital		$ 4,254,682,574
Undistributed net investment income		4,325,120
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,378,167,305)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(57,194,844)
Net Assets, for 36,769,568 shares outstanding		$ 1,823,645,545
Net Asset Value, offering price and redemption price per share ($1,823,645,545 ÷ 36,769,568 shares)		$ 49.60

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 12,101,132
Interest		79,295
Income from Fidelity Central Funds (including $673,164 from security lending)		1,308,385
		13,488,812
Less foreign taxes withheld		(1,030,227)
Total income		12,458,585

Expenses
Management fee	$ 5,245,253
Transfer agent fees	2,430,632
Accounting and security lending fees	307,626
Custodian fees and expenses	68,698
Independent trustees' compensation	3,112
Appreciation in deferred trustee compensation account	103
Registration fees	32,184
Audit	24,463
Legal	6,362
Interest	5,932
Miscellaneous	28,591
Total expenses before reductions	8,152,956
Expense reductions	(159,445)	7,993,511
Net investment income (loss)		4,465,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	137,548,588
Foreign currency transactions	(347,193)
Total net realized gain (loss)		137,201,395
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,805,100)
Assets and liabilities in foreign currencies	88,577
Total change in net unrealized appreciation (depreciation)		(5,716,523)
Net gain (loss)		131,484,872
Net increase (decrease) in net assets resulting from operations		$ 135,949,946

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,465,074	$ 2,440,880
Net realized gain (loss)	137,201,395	282,215,582
Change in net unrealized appreciation (depreciation)	(5,716,523)	(340,540,474)
Net increase (decrease) in net assets resulting from operations	135,949,946	(55,884,012)
Distributions to shareholders from net investment income	(611,914)	(1,472,341)
Share transactions Proceeds from sales of shares	84,478,528	286,020,445
Reinvestment of distributions	580,493	1,396,249
Cost of shares redeemed	(341,018,209)	(1,126,630,026)
Net increase (decrease) in net assets resulting from share transactions	(255,959,188)	(839,213,332)
Redemption fees	43,862	222,511
Total increase (decrease) in net assets	(120,577,294)	(896,347,174)

Net Assets
Beginning of period	1,944,222,839	2,840,570,013
End of period (including undistributed net investment income of $4,325,120 and undistributed net investment income of $471,960, respectively)	$ 1,823,645,545	$ 1,944,222,839
Other Information Shares
Sold	1,746,877	6,638,713
Issued in reinvestment of distributions	12,540	31,411
Redeemed	(7,125,851)	(25,492,042)
Net increase (decrease)	(5,366,434)	(18,821,918)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 46.14	$ 46.60	$ 38.93	$ 43.67	$ 24.90	$ 44.26
Income from Investment Operations
Net investment income (loss) E	.11	.05	(.07)	(.17)	(.25)	(.26)
Net realized and unrealized gain (loss)	3.37	(.48)	7.73	(4.58)	19.01	(19.12)
Total from investment operations	3.48	(.43)	7.66	(4.75)	18.76	(19.38)
Distributions from net investment income	(.02)	(.03)	-	-	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.02
Net asset value, end of period	$ 49.60	$ 46.14	$ 46.60	$ 38.93	$ 43.67	$ 24.90
Total Return B,C,D	7.53%	(.92)%	19.70%	(10.85)%	75.38%	(43.74)%
Ratios to Average Net Assets F,H
Expenses before reductions	.87% A	.91%	.95%	.96%	1.08%	1.14%
Expenses net of fee waivers, if any	.87% A	.91%	.95%	.96%	1.08%	1.14%
Expenses net of all reductions	.85% A	.89%	.88%	.89%	1.06%	1.06%
Net investment income (loss)	.48% A	.11%	(.17)%	(.45)%	(.70)%	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,823,646	$ 1,944,223	$ 2,840,570	$ 2,797,324	$ 4,110,073	$ 2,204,036
Portfolio turnover rate G	100% A	97%	80%	119%	50%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Mastercard, Inc. Class A	15.1	4.5
Fiserv, Inc.	12.8	0.7
The Western Union Co.	8.7	8.5
Cognizant Technology Solutions Corp. Class A	5.3	3.6
Accenture Ltd. Class A	5.2	3.8
Paychex, Inc.	4.3	9.1
Automatic Data Processing, Inc.	3.9	3.1
Fidelity National Information Services, Inc.	3.9	8.8
MoneyGram International, Inc.	3.2	5.7
Fair Isaac Corp.	3.0	5.1
	65.4
Top Industries (% of fund's net assets)
As of August 31, 2007
IT Services	82.8%
Software	6.4%
Internet Software & Services	4.8%
Computers & Peripherals	2.9%
Commercial Services & Supplies	0.3%
All Others*	2.8%

As of February 28, 2007
IT Services	83.8%
Software	5.7%
Commercial Services & Supplies	3.7%
Internet Software & Services	3.2%
Computers & Peripherals	2.9%
All Others*	0.7%

* Includes short-term investments and net other assets.

Semiannual Report

IT Services Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Commercial & Professional Services - 0.3%
CoStar Group, Inc. (a)	2,500	$ 137,575
IHS, Inc. Class A (a)	300	15,141
		152,716
COMPUTERS & PERIPHERALS - 2.9%
Computer Storage & Peripherals - 2.9%
Hypercom Corp. (a)	127,700	621,899
USA Technologies, Inc. (a)(d)	102,400	1,003,520
		1,625,419
INTERNET SOFTWARE & SERVICES - 4.8%
Internet Software & Services - 4.8%
CyberSource Corp. (a)(d)	126,200	1,538,378
Goldleaf Financial Solutions, Inc. (a)	3,400	12,444
Online Resources Corp. (a)	88,800	1,133,088
		2,683,910
IT SERVICES - 82.8%
Data Processing & Outsourced Services - 69.2%
Affiliated Computer Services, Inc. Class A (a)	30,400	1,520,912
Alliance Data Systems Corp. (a)	800	62,760
Authorize.Net Holdings, Inc. (a)	38,600	702,520
Automatic Data Processing, Inc.	47,000	2,149,780
Broadridge Financial Solutions, Inc.	1,625	29,526
Ceridian Corp. (a)	100	3,425
CheckFree Corp. (a)	8,600	397,578
Computer Sciences Corp. (a)	11,000	615,450
Convergys Corp. (a)	5,200	87,100
CSG Systems International, Inc. (a)	4,600	106,352
DST Systems, Inc. (a)	700	53,522
Electronic Clearing House, Inc. (a)	153,925	1,557,721
Electronic Data Systems Corp.	59,500	1,361,955
Fidelity National Information Services, Inc.	45,200	2,142,480
First Data Corp.	22,400	744,128
Fiserv, Inc. (a)	152,500	7,094,300
Global Cash Access Holdings, Inc. (a)	7,600	84,360
Global Payments, Inc.	10,600	418,488
Heartland Payment Systems, Inc.	100	2,978
Hewitt Associates, Inc. Class A (a)	2,700	90,801
Iron Mountain, Inc. (a)	17,050	481,833
Mastercard, Inc. Class A (d)	61,000	8,356,391
MoneyGram International, Inc.	82,500	1,754,775
Paychex, Inc. (d)	53,687	2,385,313
Syntel, Inc.	4,200	145,194
The Western Union Co.	254,500	4,792,235
TNS, Inc.	31,600	471,788
VeriFone Holdings, Inc. (a)	900	33,264

	Shares	Value
WNS Holdings Ltd. ADR (a)	29,500	$ 538,375
Wright Express Corp. (a)	1,500	55,335
		38,240,639
IT Consulting & Other Services - 13.6%
Accenture Ltd. Class A	69,600	2,868,216
BearingPoint, Inc. (a)	74,300	436,141
CACI International, Inc. Class A (a)	8,600	438,772
Cognizant Technology Solutions Corp. Class A (a)	40,208	2,955,690
MPS Group, Inc. (a)	5,900	81,184
Sapient Corp. (a)	1,700	10,948
Satyam Computer Services Ltd. sponsored ADR	18,400	468,832
SRA International, Inc. Class A (a)	6,800	191,828
Unisys Corp. (a)	14,300	105,391
		7,557,002
TOTAL IT SERVICES		45,797,641
LEISURE EQUIPMENT & PRODUCTS - 0.1%
Leisure Products - 0.1%
Cybex International, Inc. (a)	7,500	35,925
SOFTWARE - 6.4%
Application Software - 6.4%
ACI Worldwide, Inc.	16,700	433,866
BEA Systems, Inc. (a)	22,800	278,160
EPIQ Systems, Inc. (a)	71,000	1,152,330
Fair Isaac Corp.	44,700	1,653,453
		3,517,809
TOTAL COMMON STOCKS (Cost $52,189,411)		53,813,420
Money Market Funds - 26.6%

Fidelity Cash Central Fund, 5.48% (b)	1,798,759	1,798,759
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	12,887,562	12,887,562
TOTAL MONEY MARKET FUNDS (Cost $14,686,321)		14,686,321
TOTAL INVESTMENT PORTFOLIO - 123.9% (Cost $66,875,732)	68,499,741
NET OTHER ASSETS - (23.9)%	(13,227,855)
NET ASSETS - 100%	$ 55,271,886
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,442
Fidelity Securities Lending Cash Central Fund	11,905
Total	$ 56,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,878,715) - See accompanying schedule: Unaffiliated issuers (cost $52,189,411)	$ 53,813,420
Fidelity Central Funds (cost $14,686,321)	14,686,321
Total Investments (cost $66,875,732)		$ 68,499,741
Foreign currency held at value (cost $51,503)		55,885
Receivable for investments sold		56,000
Receivable for fund shares sold		92,085
Dividends receivable		6,833
Distributions receivable from Fidelity Central Funds		9,183
Prepaid expenses		54
Other receivables		10,927
Total assets		68,730,708

Liabilities
Payable for investments purchased	$ 278,671
Payable for fund shares redeemed	230,874
Accrued management fee	27,613
Other affiliated payables	17,720
Other payables and accrued expenses	16,382
Collateral on securities loaned, at value	12,887,562
Total liabilities		13,458,822

Net Assets		$ 55,271,886
Net Assets consist of:
Paid in capital		$ 51,433,601
Accumulated net investment loss		(96,918)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,306,533
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,628,670
Net Assets, for 3,200,738 shares outstanding		$ 55,271,886
Net Asset Value, offering price and redemption price per share ($55,271,886 ÷ 3,200,738 shares)		$ 17.27

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 117,918
Interest		31
Income from Fidelity Central Funds (including $11,905 from security lending)		56,347
Total income		174,296

Expenses
Management fee	$ 142,582
Transfer agent fees	74,936
Accounting and security lending fees	10,607
Custodian fees and expenses	5,737
Independent trustees' compensation	74
Registration fees	10,371
Audit	25,287
Legal	240
Miscellaneous	1,501
Total expenses before reductions	271,335
Expense reductions	(121)	271,214
Net investment income (loss)		(96,918)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,356,805
Foreign currency transactions	(797)
Total net realized gain (loss)		2,356,008
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,846,150)
Assets and liabilities in foreign currencies	4,644
Total change in net unrealized appreciation (depreciation)		(2,841,506)
Net gain (loss)		(485,498)
Net increase (decrease) in net assets resulting from operations		$ (582,416)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (96,918)	$ (164,167)
Net realized gain (loss)	2,356,008	6,738,386
Change in net unrealized appreciation (depreciation)	(2,841,506)	(3,734,859)
Net increase (decrease) in net assets resulting from operations	(582,416)	2,839,360
Distributions to shareholders from net realized gain	(2,125,926)	(4,161,629)
Share transactions Proceeds from sales of shares	46,783,056	37,449,369
Reinvestment of distributions	2,027,104	4,021,459
Cost of shares redeemed	(24,938,326)	(45,459,398)
Net increase (decrease) in net assets resulting from share transactions	23,871,834	(3,988,570)
Redemption fees	4,036	23,192
Total increase (decrease) in net assets	21,167,528	(5,287,647)

Net Assets
Beginning of period	34,104,358	39,392,005
End of period (including accumulated net investment loss of $96,918 and $0, respectively)	$ 55,271,886	$ 34,104,358
Other Information Shares
Sold	2,511,251	2,181,067
Issued in reinvestment of distributions	116,166	237,885
Redeemed	(1,387,034)	(2,717,993)
Net increase (decrease)	1,240,383	(299,041)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 L	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 17.40	$ 17.43	$ 15.50	$ 14.14	$ 10.20	$ 15.21
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.03) H	(.10) I	(.15)	(.12)
Net realized and unrealized gain (loss)	.86 J	1.73	2.59	1.70	4.09	(4.90)
Total from investment operations	.83	1.66	2.56	1.60	3.94	(5.02)
Distributions from net realized gain	(.96)	(1.70)	(.63)	(.24)	-	-
Redemption fees added to paid in capital E	- M	.01	- M	- M	- M	.01
Net asset value, end of period	$ 17.27	$ 17.40	$ 17.43	$ 15.50	$ 14.14	$ 10.20
Total Return B,C,D	4.71%	10.11%	17.14%	11.26%	38.63%	(32.94)%
Ratios to Average Net Assets F,K
Expenses before reductions	1.06% A	1.19%	1.22%	1.24%	1.64%	1.61%
Expenses net of fee waivers, if any	1.06% A	1.16%	1.22%	1.23%	1.64%	1.61%
Expenses net of all reductions	1.06% A	1.15%	1.18%	1.21%	1.63%	1.57%
Net investment income (loss)	(.38)% A	(.42)%	(.17)% H	(.66)% I	(1.17)%	(.97)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,272	$ 34,104	$ 39,392	$ 37,165	$ 35,068	$ 27,888
Portfolio turnover rate G	181% A	200%	73%	88%	54%	129%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.05 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.50)%. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L For the year ended February 29. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Networking and Infrastructure Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	11.0	9.5
Cisco Systems, Inc.	8.3	6.6
Corning, Inc.	7.1	6.0
Sun Microsystems, Inc.	6.4	6.6
Marvell Technology Group Ltd.	6.1	5.6
Juniper Networks, Inc.	5.9	4.7
EMC Corp.	5.1	3.1
Broadcom Corp. Class A	4.5	5.4
Comtech Group, Inc.	3.4	2.7
Network Appliance, Inc.	3.2	2.1
	61.0
Top Industries (% of fund's net assets)
As of August 31, 2007
Communications Equipment	42.9%
Semiconductors & Semiconductor Equipment	21.0%
Computers & Peripherals	15.7%
Internet Software & Services	11.5%
Software	3.5%
All Others*	5.4%

As of February 28, 2007
Communications Equipment	42.7%
Semiconductors & Semiconductor Equipment	24.8%
Computers & Peripherals	12.9%
Internet Software & Services	11.2%
Software	3.5%
All Others*	4.9%

* Includes short-term investments and net other assets.

Semiannual Report

Networking and Infrastructure Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Asahi Glass Co. Ltd.	23,000	$ 288,183
COMMUNICATIONS EQUIPMENT - 42.5%
Communications Equipment - 42.5%
Acme Packet, Inc.	700	10,486
Adtran, Inc.	38,100	1,018,413
ADVA AG Optical Networking (a)(d)	110,074	943,244
Airvana, Inc.	41,100	253,176
Alcatel-Lucent SA sponsored ADR	45,000	492,750
Ciena Corp. (a)(d)	34,846	1,319,966
Cisco Systems, Inc. (a)	182,800	5,834,976
Comtech Group, Inc. (a)	141,900	2,400,948
Comverse Technology, Inc. (a)	49,300	825,775
Corning, Inc.	212,200	4,959,114
DragonWave, Inc. (a)	53,100	271,521
F5 Networks, Inc. (a)	49,400	1,727,518
Finisar Corp. (a)(d)	289,500	1,094,310
Foxconn International Holdings Ltd. (a)	40,000	104,395
Harris Stratex Networks, Inc. (a)	25,700	439,727
Infinera Corp.	200	3,852
Juniper Networks, Inc. (a)	125,109	4,118,588
Opnext, Inc.	4,800	57,648
Optium Corp.	200	1,590
Powerwave Technologies, Inc. (a)(d)	122,500	839,125
Research In Motion Ltd. (a)	21,400	1,827,774
Riverstone Networks, Inc. (a)	94,100	1
Sonus Networks, Inc. (a)	126,100	728,858
Starent Networks Corp.	100	2,077
Symmetricom, Inc. (a)	83,100	414,669
		29,690,501
COMPUTERS & PERIPHERALS - 15.7%
Computer Hardware - 7.4%
Concurrent Computer Corp. (a)	505,800	687,888
Sun Microsystems, Inc. (a)(d)	835,600	4,478,816
		5,166,704
Computer Storage & Peripherals - 8.3%
EMC Corp. (a)	182,400	3,585,984
Isilon Systems, Inc.	100	1,005
Network Appliance, Inc. (a)	80,700	2,248,302
		5,835,291
TOTAL COMPUTERS & PERIPHERALS		11,001,995
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Alternative Carriers - 0.0%
Aruba Networks, Inc. (d)	1,100	19,877
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
Electronic Equipment & Instruments - 1.0%
Chi Mei Optoelectronics Corp.	4,043	4,092

	Shares	Value
Nippon Electric Glass Co. Ltd.	26,000	$ 376,737
Orbotech Ltd. (a)	12,600	272,790
		653,619
Electronic Manufacturing Services - 1.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	77,280	573,745
Smart Modular Tech WWH, Inc. (a)	51,200	560,640
		1,134,385
Technology Distributors - 0.0%
Mellanox Technologies Ltd.	100	1,610
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,789,614
HOUSEHOLD DURABLES - 1.4%
Consumer Electronics - 1.4%
Directed Electronics, Inc. (a)	48,700	262,006
Tele Atlas NV (a)	18,300	506,099
Thomson SA	12,000	196,996
		965,101
INTERNET SOFTWARE & SERVICES - 11.5%
Internet Software & Services - 11.5%
DivX, Inc.	100	1,394
Google, Inc. Class A (sub. vtg.) (a)	14,900	7,677,226
Marchex, Inc. Class B (d)	12,000	109,440
Openwave Systems, Inc.	54,900	248,148
Switch & Data Facilities Co., Inc.	300	5,184
		8,041,392
MEDIA - 0.0%
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	390	2,379
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.0%
Semiconductor Equipment - 0.5%
Credence Systems Corp. (a)	129,200	379,848
Semiconductors - 20.5%
Altera Corp. (d)	53,400	1,271,454
AMIS Holdings, Inc. (a)	23,000	238,510
Applied Micro Circuits Corp. (a)	208,500	594,225
AuthenTec, Inc.	1,800	19,224
Broadcom Corp. Class A (a)	92,150	3,179,175
Cree, Inc. (a)	2,700	71,820
Cypress Semiconductor Corp. (a)	32,800	821,312
Ikanos Communications, Inc. (a)	20,600	120,510
Lattice Semiconductor Corp. (a)	35,000	174,650
Marvell Technology Group Ltd. (a)	257,680	4,269,758
Maxim Integrated Products, Inc.	7,000	210,070
Mindspeed Technologies, Inc. (a)(d)	701,333	1,192,266
MIPS Technologies, Inc. (a)	33,500	261,970
PMC-Sierra, Inc. (a)	73,300	562,944
Silicon Laboratories, Inc. (a)	26,400	974,688
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Spreadtrum Communications, Inc. ADR	900	$ 11,601
Tower Semicondutor Ltd. (a)	242,900	330,344
		14,304,521
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		14,684,369
SOFTWARE - 3.5%
Application Software - 1.4%
BladeLogic, Inc.	7,000	177,170
Taleo Corp. Class A (a)	400	9,220
Ulticom, Inc. (a)	96,500	781,168
		967,558
Systems Software - 2.1%
Allot Communications Ltd.	2,800	17,164
Double-Take Software, Inc.	12,400	214,272
Sandvine Corp. (U.K.) (a)	234,000	1,262,322
		1,493,758
TOTAL SOFTWARE		2,461,316
TOTAL COMMON STOCKS (Cost $69,345,872)		68,944,727
Convertible Bonds - 0.4%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 0.25% 5/1/13 (Cost $230,000)	$ 230,000	244,464
Money Market Funds - 15.7%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	510,410	510,410
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	10,494,399	10,494,399
TOTAL MONEY MARKET FUNDS (Cost $11,004,809)		11,004,809
TOTAL INVESTMENT PORTFOLIO - 114.7% (Cost $80,580,681)	80,194,000
NET OTHER ASSETS - (14.7)%	(10,270,903)
NET ASSETS - 100%	$ 69,923,097
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,074
Fidelity Securities Lending Cash Central Fund	22,065
Total	$ 26,139
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.4%
Bermuda	6.1%
Canada	4.8%
Germany	1.3%
France	1.0%
Cayman Islands	1.0%
Japan	1.0%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information

At February 28, 2007, the fund had a capital loss carryforward of approximately $186,635,331 of which $99,728,449, $83,559,188 and $3,347,694 will expire on February 28, 2010, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Networking and Infrastructure Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,138,216) - See accompanying schedule: Unaffiliated issuers (cost $69,575,872)	$ 69,189,191
Fidelity Central Funds (cost $11,004,809)	11,004,809
Total Investments (cost $80,580,681)		$ 80,194,000
Receivable for investments sold		281,814
Receivable for fund shares sold		74,920
Dividends receivable		20,844
Interest receivable		190
Distributions receivable from Fidelity Central Funds		4,151
Prepaid expenses		131
Other receivables		17
Total assets		80,576,067

Liabilities
Payable for investments purchased	$ 7,445
Payable for fund shares redeemed	79,970
Accrued management fee	32,218
Other affiliated payables	20,943
Other payables and accrued expenses	17,995
Collateral on securities loaned, at value	10,494,399
Total liabilities		10,652,970

Net Assets		$ 69,923,097
Net Assets consist of:
Paid in capital		$ 259,895,492
Accumulated net investment loss		(317,115)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(189,268,713)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(386,567)
Net Assets, for 26,613,317 shares outstanding		$ 69,923,097
Net Asset Value, offering price and redemption price per share ($69,923,097 ÷ 26,613,317 shares)		$ 2.63

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 59,658
Interest		339
Income from Fidelity Central Funds (including $22,065 from security lending)		26,139
Total income		86,136

Expenses
Management fee	$ 217,334
Transfer agent fees	116,705
Accounting and security lending fees	16,157
Custodian fees and expenses	13,439
Independent trustees' compensation	137
Registration fees	20,237
Audit	17,213
Legal	300
Miscellaneous	2,812
Total expenses before reductions	404,334
Expense reductions	(1,083)	403,251
Net investment income (loss)		(317,115)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,485,756)
Foreign currency transactions	(949)
Total net realized gain (loss)		(1,486,705)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,819,385
Assets and liabilities in foreign currencies	109
Total change in net unrealized appreciation (depreciation)		5,819,494
Net gain (loss)		4,332,789
Net increase (decrease) in net assets resulting from operations		$ 4,015,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (317,115)	$ (981,804)
Net realized gain (loss)	(1,486,705)	8,840,687
Change in net unrealized appreciation (depreciation)	5,819,494	(15,162,537)
Net increase (decrease) in net assets resulting from operations	4,015,674	(7,303,654)
Share transactions Proceeds from sales of shares	10,703,951	146,060,492
Cost of shares redeemed	(35,929,542)	(173,089,291)
Net increase (decrease) in net assets resulting from share transactions	(25,225,591)	(27,028,799)
Redemption fees	4,297	94,221
Total increase (decrease) in net assets	(21,205,620)	(34,238,232)

Net Assets
Beginning of period	91,128,717	125,366,949
End of period (including accumulated net investment loss of $317,115 and $0, respectively)	$ 69,923,097	$ 91,128,717
Other Information Shares
Sold	4,111,934	57,517,022
Redeemed	(14,079,055)	(69,494,804)
Net increase (decrease)	(9,967,121)	(11,977,782)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 2.49	$ 2.58	$ 2.14	$ 2.66	$ 1.52	$ 2.38
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.02)	(.02)	(.02)	(.03)
Net realized and unrealized gain (loss)	.15	(.07)	.46	(.50)	1.16	(.84)
Total from investment operations	.14	(.09)	.44	(.52)	1.14	(.87)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 2.63	$ 2.49	$ 2.58	$ 2.14	$ 2.66	$ 1.52
Total Return B,C,D	5.62%	(3.49)%	20.56%	(19.55)%	75.00%	(36.13)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.04% A	1.09%	1.14%	1.17%	1.43%	1.93%
Expenses net of fee waivers, if any	1.04% A	1.09%	1.14%	1.17%	1.43%	1.93%
Expenses net of all reductions	1.04% A	1.08%	1.02%	1.07%	1.39%	1.78%
Net investment income (loss)	(.82)% A	(.84)%	(.84)%	(.89)%	(1.00)%	(1.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,923	$ 91,129	$ 125,367	$ 109,960	$ 211,468	$ 77,981
Portfolio turnover rate G	32% A	136%	201%	160%	57%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	15.5	16.4
Google, Inc. Class A (sub. vtg.)	14.0	13.8
Cognizant Technology Solutions Corp. Class A	8.8	8.5
Oracle Corp.	7.4	7.0
Nintendo Co. Ltd.	7.1	4.0
Yahoo!, Inc.	3.7	5.0
Satyam Computer Services Ltd. sponsored ADR	3.1	1.7
Apple, Inc.	2.9	2.0
eBay, Inc.	2.7	2.8
Mastercard, Inc. Class A	2.5	1.8
	67.7
Top Industries (% of fund's net assets)
As of August 31, 2007
Software	48.5%
IT Services	27.0%
Internet Software & Services	21.5%
Computers & Peripherals	2.9%
All Others*	0.1%

As of February 28, 2007
Software	48.1%
IT Services	25.3%
Internet Software & Services	22.3%
Computers & Peripherals	2.7%
Commercial Services & Supplies	0.7%
All Others*	0.9%

* Includes short-term investments and net other assets.

Semiannual Report

Software and Computer Services Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMPUTERS & PERIPHERALS - 2.9%
Computer Hardware - 2.9%
Apple, Inc. (a)	168,500	$ 23,333,880
INTERNET SOFTWARE & SERVICES - 21.5%
Internet Software & Services - 21.5%
Blinkx PLC (a)	437,400	339,602
eBay, Inc. (a)(d)	642,500	21,909,250
Google, Inc. Class A (sub. vtg.) (a)(d)	217,600	112,118,400
Omniture, Inc. (a)	61,000	1,513,410
VeriSign, Inc. (a)	118,400	3,812,480
Visual Sciences, Inc. (a)	133,492	2,460,258
Yahoo!, Inc. (a)	1,284,600	29,198,958
		171,352,358
IT SERVICES - 27.0%
Data Processing & Outsourced Services - 11.0%
Affiliated Computer Services, Inc. Class A (a)	158,100	7,909,743
ExlService Holdings, Inc. (d)	225,690	4,288,110
Fidelity National Information Services, Inc.	259,600	12,305,040
Genpact Ltd.	237,800	3,928,456
Mastercard, Inc. Class A (d)	145,700	19,959,443
MoneyGram International, Inc.	247,500	5,264,325
Paychex, Inc. (d)	286,400	12,724,752
Syntel, Inc.	76,100	2,630,777
The Western Union Co.	591,800	11,143,594
WNS Holdings Ltd. ADR (a)	404,551	7,383,056
		87,537,296
IT Consulting & Other Services - 16.0%
Accenture Ltd. Class A	181,200	7,467,252
Cognizant Technology Solutions Corp. Class A (a)	954,900	70,194,699
HCL Technologies Ltd.	1,009,569	7,571,767
Infosys Technologies Ltd. sponsored ADR	250,400	11,946,584
Patni Computer Systems Ltd. sponsored ADR	243,500	6,197,075
Satyam Computer Services Ltd. sponsored ADR	977,300	24,901,604
		128,278,981
TOTAL IT SERVICES		215,816,277
SOFTWARE - 48.5%
Application Software - 12.6%
Ansys, Inc. (a)	403,800	13,377,894
Autonomy Corp. PLC (a)	407,900	7,621,311
Business Objects SA sponsored ADR (a)(d)	257,600	11,311,216
Cadence Design Systems, Inc. (a)(d)	433,000	9,404,760
Cognos, Inc. (a)	161,600	6,468,849
Fair Isaac Corp.	297,600	11,008,224
Informatica Corp. (a)	1,067,300	14,899,508

	Shares	Value
Nuance Communications, Inc. (a)(d)	234,600	$ 4,410,480
Quest Software, Inc. (a)	1,079,714	15,720,636
Salesforce.com, Inc. (a)	21,500	869,245
Synopsys, Inc. (a)	203,000	5,545,960
		100,638,083
Home Entertainment Software - 9.6%
Nintendo Co. Ltd.	122,600	57,033,522
Take-Two Interactive Software, Inc. (a)(d)	193,600	3,093,728
Ubisoft Entertainment SA (a)	275,068	17,076,851
		77,204,101
Systems Software - 26.3%
Microsoft Corp.	4,305,500	123,697,015
Oracle Corp. (a)	2,921,000	59,237,880
Red Hat, Inc. (a)	226,400	4,403,480
Utimaco Safeware AG (e)	1,239,508	15,873,251
VMware, Inc.	102,400	7,054,336
		210,265,962
TOTAL SOFTWARE		388,108,146
TOTAL COMMON STOCKS (Cost $695,010,607)		798,610,661
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 5.48% (b)	1,497,978	1,497,978
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	84,295,863	84,295,863
TOTAL MONEY MARKET FUNDS (Cost $85,793,841)		85,793,841
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $780,804,448)	884,404,502
NET OTHER ASSETS - (10.6)%	(84,467,900)
NET ASSETS - 100%	$ 799,936,602
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,266
Fidelity Securities Lending Cash Central Fund	111,043
Total	$ 211,309
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Utimaco Safeware AG	$ 21,847,289	$ -	$ 557,888	$ -	$ 15,873,251
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.0%
Japan	7.1%
India	6.3%
France	3.5%
Germany	2.0%
United Kingdom	1.9%
Bermuda	1.4%
Others (individually less than 1%)	0.8%
100.0%
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $56,672,617 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $83,713,263) - See accompanying schedule: Unaffiliated issuers (cost $677,285,577)	$ 782,737,410
Fidelity Central Funds (cost $85,793,841)	85,793,841
Other affiliated issuers (cost $17,725,030)	15,873,251
Total Investments (cost $780,804,448)		$ 884,404,502
Receivable for fund shares sold		910,651
Dividends receivable		563,312
Distributions receivable from Fidelity Central Funds		27,508
Prepaid expenses		707
Other receivables		80,088
Total assets		885,986,768

Liabilities
Payable for fund shares redeemed	$ 1,152,525
Accrued management fee	379,225
Other affiliated payables	199,925
Other payables and accrued expenses	22,628
Collateral on securities loaned, at value	84,295,863
Total liabilities		86,050,166

Net Assets		$ 799,936,602
Net Assets consist of:
Paid in capital		$ 728,417,122
Accumulated net investment loss		(1,483,554)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,557,995)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		103,561,029
Net Assets, for 11,459,857 shares outstanding		$ 799,936,602
Net Asset Value, offering price and redemption price per share ($799,936,602 ÷ 11,459,857 shares)		$ 69.80

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,156,871
Interest		17,897
Income from Fidelity Central Funds (including $111,043 from security lending)		211,309
Total income		2,386,077

Expenses
Management fee	$ 2,487,551
Transfer agent fees	1,116,026
Accounting and security lending fees	161,978
Custodian fees and expenses	19,396
Independent trustees' compensation	1,547
Registration fees	41,622
Audit	33,651
Legal	2,775
Interest	2,448
Miscellaneous	8,271
Total expenses before reductions	3,875,265
Expense reductions	(6,749)	3,868,516
Net investment income (loss)		(1,482,439)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,316)	36,229,548
Other affiliated issuers	201,008
Foreign currency transactions	(22,945)
Total net realized gain (loss)		36,407,611
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $42,456)	25,694,579
Assets and liabilities in foreign currencies	3,674
Total change in net unrealized appreciation (depreciation)		25,698,253
Net gain (loss)		62,105,864
Net increase (decrease) in net assets resulting from operations		$ 60,623,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,482,439)	$ (2,493,666)
Net realized gain (loss)	36,407,611	40,502,392
Change in net unrealized appreciation (depreciation)	25,698,253	103,313,497
Net increase (decrease) in net assets resulting from operations	60,623,425	141,322,223
Share transactions Proceeds from sales of shares	104,889,686	732,164,444
Cost of shares redeemed	(290,262,515)	(512,701,886)
Net increase (decrease) in net assets resulting from share transactions	(185,372,829)	219,462,558
Redemption fees	21,663	80,891
Total increase (decrease) in net assets	(124,727,741)	360,865,672

Net Assets
Beginning of period	924,664,343	563,798,671
End of period (including accumulated net investment loss of $1,483,554 and accumulated net investment loss of $1,115, respectively)	$ 799,936,602	$ 924,664,343
Other Information Shares
Sold	1,516,037	11,694,868
Redeemed	(4,180,018)	(8,023,777)
Net increase (decrease)	(2,663,981)	3,671,091

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 K	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 65.47	$ 53.94	$ 47.60	$ 51.37	$ 35.48	$ 41.84
Income from Investment Operations
Net investment income (loss) E	(.12)	(.21)	(.25)	.53 H	(.24) I	(.24)
Net realized and unrealized gain (loss)	4.45	11.73	6.58	(3.79)	16.12	(6.13)
Total from investment operations	4.33	11.52	6.33	(3.26)	15.88	(6.37)
Distributions from net investment income	-	-	-	(.51)	-	-
Redemption fees added to paid in capital E	- L	.01	.01	- L	.01	.01
Net asset value, end of period	$ 69.80	$ 65.47	$ 53.94	$ 47.60	$ 51.37	$ 35.48
Total Return B,C,D	6.61%	21.38%	13.32%	(6.43)%	44.79%	(15.20)%
Ratios to Average Net Assets F,J
Expenses before reductions	.87% A	.92%	.96%	.98%	1.09%	1.18%
Expenses net of fee waivers, if any	.87% A	.92%	.96%	.98%	1.09%	1.18%
Expenses net of all reductions	.87% A	.91%	.91%	.92%	1.06%	1.05%
Net investment income (loss)	(.33)% A	(.34)%	(.49)%	1.09% H	(.53)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 799,937	$ 924,664	$ 563,799	$ 680,988	$ 846,946	$ 617,904
Portfolio turnover rate G	25% A	139%	59%	94%	81%	198%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.76 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. I Investment income per share reflects a special dividend which amounted to $.03 per share. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	7.4	5.7
Google, Inc. Class A (sub. vtg.)	6.5	4.9
Marvell Technology Group Ltd.	4.4	1.9
Apple, Inc.	3.6	4.6
Research In Motion Ltd.	3.4	6.2
Intel Corp.	2.7	2.9
Juniper Networks, Inc.	2.6	1.1
Broadcom Corp. Class A	2.3	2.7
F5 Networks, Inc.	2.2	1.0
Nintendo Co. Ltd.	2.2	1.2
	37.3
Top Industries (% of fund's net assets)
As of August 31, 2007
Semiconductors & Semiconductor Equipment	26.1%
Communications Equipment	25.6%
Computers & Peripherals	11.9%
Software	9.6%
Internet Software & Services	8.9%
All Others*	17.9%

As of February 28, 2007
Semiconductors & Semiconductor Equipment	27.1%
Communications Equipment	24.3%
Computers & Peripherals	14.2%
Software	8.0%
Internet Software & Services	7.8%
All Others*	18.6%

* Includes short-term investments and net other assets.

Semiannual Report

Technology Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 25.6%
Communications Equipment - 25.6%
AAC Acoustic Technology Holdings, Inc. (a)	2,610,000	$ 2,751,491
Adtran, Inc.	120,000	3,207,600
ADVA AG Optical Networking (a)	703,356	6,027,185
Airvana, Inc.	1,027,987	6,332,400
AudioCodes Ltd. (a)	260,400	1,288,980
Avocent Corp. (a)	262,940	7,761,989
Balda AG (a)	255,800	2,700,791
Blue Coat Systems, Inc. (a)	118,200	9,859,062
Cisco Systems, Inc. (a)	4,339,400	138,513,648
Comtech Group, Inc. (a)	901,780	15,258,118
Comverse Technology, Inc. (a)	804,500	13,475,375
Corning, Inc.	884,100	20,661,417
CyberTAN Technology, Inc.	340,000	1,045,758
Delta Networks, Inc.	4,418,000	2,357,083
Extreme Networks, Inc. (a)	792,397	2,741,694
F5 Networks, Inc. (a)	1,171,800	40,977,846
Finisar Corp. (a)	2,081,200	7,866,936
Foundry Networks, Inc. (a)	460,000	8,505,400
Foxconn International Holdings Ltd. (a)	4,065,000	10,609,153
Gemtek Technology Corp.	703,000	1,744,718
Harris Stratex Networks, Inc. (a)	454,100	7,769,651
Infinera Corp.	4,400	84,744
Juniper Networks, Inc. (a)	1,502,800	49,472,176
Motorola, Inc.	1,103,400	18,702,630
Nokia Corp. sponsored ADR	426,900	14,036,472
Opnext, Inc.	411,100	4,937,311
Powerwave Technologies, Inc. (a)(d)	2,056,400	14,086,340
Research In Motion Ltd. (a)	753,000	64,313,737
Riverbed Technology, Inc.	60,100	2,668,440
Starent Networks Corp.	2,100	43,617
		479,801,762
COMPUTERS & PERIPHERALS - 11.9%
Computer Hardware - 5.7%
Apple, Inc. (a)	489,700	67,813,656
Diebold, Inc.	130,000	5,703,100
Foxconn Technology Co. Ltd.	77,000	700,000
High Tech Computer Corp.	58,500	793,295
Palm, Inc.	530,900	7,968,809
Sun Microsystems, Inc. (a)	4,410,000	23,637,600
		106,616,460
Computer Storage & Peripherals - 6.2%
ASUSTeK Computer, Inc.	2,687,003	8,020,297
EMC Corp. (a)	1,819,700	35,775,302
InnoLux Display Corp.	184,051	775,245
Netezza Corp.	434,500	6,083,000
Network Appliance, Inc. (a)	1,234,800	34,401,528

	Shares	Value
SanDisk Corp. (a)	531,236	$ 29,781,090
TPV Technology Ltd.	3,000,000	1,881,420
		116,717,882
TOTAL COMPUTERS & PERIPHERALS		223,334,342
DIVERSIFIED CONSUMER SERVICES - 1.0%
Education Services - 1.0%
New Oriental Education & Technology Group, Inc. sponsored ADR	353,900	18,739,005
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Alternative Carriers - 0.0%
Aruba Networks, Inc. (d)	21,500	388,505
ELECTRICAL EQUIPMENT - 4.1%
Electrical Components & Equipment - 3.9%
Energy Conversion Devices, Inc. (a)(d)	100,000	2,591,000
Evergreen Solar, Inc. (a)(d)	1,698,400	15,234,648
General Cable Corp. (a)	23,000	1,338,140
Neo-Neon Holdings Ltd.	3,941,000	7,702,774
SolarWorld AG (d)	587,600	28,978,711
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	331,100	11,836,825
Superior Essex, Inc. (a)	157,500	5,559,750
		73,241,848
Heavy Electrical Equipment - 0.2%
Suzlon Energy Ltd.	100,000	3,114,788
TOTAL ELECTRICAL EQUIPMENT		76,356,636
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.9%
Electronic Equipment & Instruments - 3.1%
Amphenol Corp. Class A	150,000	5,416,500
Chi Mei Optoelectronics Corp.	3,169,920	3,208,343
China Security & Surveillance Tech, Inc. (a)	1,026,100	18,161,970
Chunghwa Picture Tubes LTD. (a)	4,498,000	1,155,850
ENE Technology, Inc.	156,000	822,545
Motech Industries, Inc.	1,146,741	9,799,423
Motech Industries, Inc. GDR (a)(e)	210,015	1,794,674
National Instruments Corp.	284,800	8,991,136
Tektronix, Inc.	158,700	5,102,205
Vishay Intertechnology, Inc. (a)	230,900	3,054,807
		57,507,453
Electronic Manufacturing Services - 2.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,860,758	21,238,961
Jabil Circuit, Inc.	732,200	16,254,840
KEMET Corp. (a)	649,500	4,481,550
Molex, Inc.	219,200	5,732,080
		47,707,431
Technology Distributors - 0.3%
Brightpoint, Inc. (a)	412,474	4,805,322
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Technology Distributors - continued
Mellanox Technologies Ltd.	1,900	$ 30,590
Wolfson Microelectronics PLC (a)	200,000	1,018,408
		5,854,320
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		111,069,204
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	100,000	2,261,000
Cerner Corp. (a)	80,000	4,563,200
		6,824,200
HOTELS, RESTAURANTS & LEISURE - 0.5%
Hotels, Resorts & Cruise Lines - 0.5%
Ctrip.com International Ltd. sponsored ADR	238,400	10,129,616
HOUSEHOLD DURABLES - 1.5%
Consumer Electronics - 1.5%
Merry Electronics Co. Ltd.	222,062	753,665
Tele Atlas NV (a)	954,700	26,402,902
		27,156,567
INTERNET & CATALOG RETAIL - 0.0%
Catalog Retail - 0.0%
Acorn International, Inc. sponsored ADR	2,800	39,200
INTERNET SOFTWARE & SERVICES - 8.9%
Internet Software & Services - 8.9%
Blinkx PLC (a)	500,000	388,205
Equinix, Inc. (a)(d)	80,400	7,116,204
Google, Inc. Class A (sub. vtg.) (a)	236,200	121,702,050
LivePerson, Inc. (a)	717,300	4,131,648
LoopNet, Inc. (a)	150,000	2,859,000
Omniture, Inc. (a)	309,300	7,673,733
Openwave Systems, Inc.	670,710	3,031,609
SAVVIS, Inc. (a)	133,600	5,307,928
Switch & Data Facilities Co., Inc.	5,900	101,952
TechTarget, Inc.	100,000	1,302,000
TheStreet.com, Inc.	100,000	1,022,000
Visual Sciences, Inc. (a)	615,400	11,341,822
		165,978,151
IT SERVICES - 2.6%
Data Processing & Outsourced Services - 0.1%
WNS Holdings Ltd. ADR (a)	130,300	2,377,975
IT Consulting & Other Services - 2.5%
Accenture Ltd. Class A	87,800	3,618,238
Cognizant Technology Solutions Corp. Class A (a)	364,800	26,816,448
HCL Technologies Ltd.	500,000	3,750,000
IXEurope PLC (a)	200,000	560,629

	Shares	Value
RightNow Technologies, Inc. (a)	417,200	$ 6,111,980
Satyam Computer Services Ltd. sponsored ADR	250,700	6,387,836
		47,245,131
TOTAL IT SERVICES		49,623,106
MEDIA - 1.2%
Advertising - 1.2%
Focus Media Holding Ltd. ADR (a)(d)	571,700	23,022,359
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	9,503	57,968
TOTAL MEDIA		23,080,327
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 26.1%
Semiconductor Equipment - 2.9%
Applied Materials, Inc.	760,300	16,240,008
ASE Test Ltd. (a)	783,100	9,213,172
ASML Holding NV (NY Shares) (a)	381,400	11,316,138
Global Unichip Corp.	195,000	1,459,545
LTX Corp. (a)	928,285	3,787,403
MKS Instruments, Inc. (a)	175,000	3,857,000
Tessera Technologies, Inc. (a)	216,100	7,915,743
		53,789,009
Semiconductors - 23.2%
Advanced Analog Technology, Inc.	580,390	2,814,012
Advanced Micro Devices, Inc. (a)(d)	2,911,400	37,848,200
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	715,620	3,578,100
Altera Corp.	657,900	15,664,599
AMIS Holdings, Inc. (a)	776,800	8,055,416
Anpec Electronics Corp.	182,000	681,121
Applied Micro Circuits Corp. (a)	3,550,600	10,119,210
ARM Holdings PLC sponsored ADR	1,067,800	9,524,776
Atheros Communications, Inc. (a)	120,000	3,589,200
Atmel Corp. (a)	1,830,822	9,703,357
AuthenTec, Inc.	43,400	463,512
Broadcom Corp. Class A (a)	1,221,000	42,124,500
Cavium Networks, Inc. (d)	420,693	11,796,232
Cirrus Logic, Inc. (a)	734,100	4,999,221
CSR PLC (a)(d)	679,000	8,886,792
Diodes, Inc. (a)	125,400	3,800,874
Elan Microelectronics Corp.	453,000	849,718
Faraday Technology Corp.	539,000	1,764,000
Formosa Epitaxy, Inc. (a)	700,000	974,697
Global Mixed-Mode Tech, Inc.	534,500	3,741,500
Hittite Microwave Corp. (a)	319,400	13,532,978
Infineon Technologies AG sponsored ADR (a)	1,557,500	24,297,000
Intel Corp.	1,971,300	50,760,975
Marvell Technology Group Ltd. (a)	5,016,600	83,125,062
MediaTek, Inc.	233,000	3,953,939
Micrel, Inc.	268,600	2,941,170
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Mindspeed Technologies, Inc. (a)	4,341,000	$ 7,379,700
NVIDIA Corp. (a)	134,900	6,901,484
Omnivision Technologies, Inc. (a)(d)	342,500	7,147,975
PMC-Sierra, Inc. (a)	1,479,100	11,359,488
Richtek Technology Corp.	1,152,500	12,642,576
Samsung Electronics Co. Ltd.	5,363	3,377,952
Semtech Corp. (a)	100,000	1,784,000
Silicon Laboratories, Inc. (a)	318,225	11,748,867
Siliconware Precision Industries Co. Ltd. sponsored ADR	7,532	81,270
SiRF Technology Holdings, Inc. (a)(d)	414,600	6,990,156
Spreadtrum Communications, Inc. ADR	22,100	284,869
Supertex, Inc. (a)	43,700	1,567,082
Taiwan Semiconductor Manufacturing Co. Ltd.	10,278	19,528
Xilinx, Inc.	107,800	2,756,446
Zoran Corp. (a)	101,900	1,759,813
		435,391,367
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		489,180,376
SOFTWARE - 9.6%
Application Software - 4.3%
Ansys, Inc. (a)	272,900	9,041,177
Autonomy Corp. PLC (a)	500,000	9,342,131
BladeLogic, Inc.	74,506	1,885,747
Concur Technologies, Inc. (a)	78,200	2,094,196
NAVTEQ Corp. (a)	397,800	25,061,400
Salesforce.com, Inc. (a)	147,400	5,959,382
Smith Micro Software, Inc. (a)	1,231,582	20,308,787
Synopsys, Inc. (a)	195,700	5,346,524
Taleo Corp. Class A (a)	9,400	216,670
Ulticom, Inc. (a)	100,000	809,500
		80,065,514
Home Entertainment Software - 2.4%
Nintendo Co. Ltd.	86,900	40,425,881
Perfect World Co. Ltd. sponsored ADR Class B	5,600	126,952
THQ, Inc. (a)	150,000	4,318,500
		44,871,333
Systems Software - 2.9%
Double-Take Software, Inc.	108,237	1,870,335
Oracle Corp. (a)	531,400	10,776,792
Sandvine Corp. (a)	2,000,000	10,776,005

	Shares	Value
Sandvine Corp. (U.K.) (a)	2,000,000	$ 10,789,077
Sourcefire, Inc.	2,800	26,824
Utimaco Safeware AG	125,000	1,600,761
VMware, Inc.	271,700	18,717,413
		54,557,207
TOTAL SOFTWARE		179,494,054
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	43,100	1,707,622
Crown Castle International Corp. (a)	49,600	1,823,296
		3,530,918
TOTAL COMMON STOCKS (Cost $1,693,710,622)		1,864,725,969
Money Market Funds - 4.4%

Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c) (Cost $82,609,026)	82,609,026	82,609,026
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,776,319,648)	1,947,334,995
NET OTHER ASSETS - (3.9)%	(73,821,599)
NET ASSETS - 100%	$ 1,873,513,396
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,794,674 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 231,784
Fidelity Securities Lending Cash Central Fund	549,955
Total	$ 781,739
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.0%
Taiwan	5.1%
Bermuda	4.7%
Canada	4.5%
Cayman Islands	3.4%
Germany	3.4%
Japan	2.2%
Netherlands	2.0%
United Kingdom	1.6%
China	1.2%
Others (individually less than 1%)	1.9%
100.0%
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $2,499,857,819 of which $1,721,407,331 and $778,450,488 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2008 approximately $18,772,000 of losses recognized during the period November 1, 2006 to February 28, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,283,249) - See accompanying schedule: Unaffiliated issuers (cost $1,693,710,622)	$ 1,864,725,969
Fidelity Central Funds (cost $82,609,026)	82,609,026
Total Investments (cost $1,776,319,648)		$ 1,947,334,995
Foreign currency held at value (cost $9,283,939)		9,283,939
Receivable for investments sold		29,467,605
Receivable for fund shares sold		6,863,736
Dividends receivable		1,477,403
Distributions receivable from Fidelity Central Funds		118,438
Prepaid expenses		2,159
Other receivables		12,537
Total assets		1,994,560,812

Liabilities
Payable to custodian bank	$ 3,984,306
Payable for investments purchased	30,835,555
Payable for fund shares redeemed	2,059,251
Accrued management fee	842,750
Other affiliated payables	465,021
Other payables and accrued expenses	251,507
Collateral on securities loaned, at value	82,609,026
Total liabilities		121,047,416

Net Assets		$ 1,873,513,396
Net Assets consist of:
Paid in capital		$ 4,131,888,305
Distributions in excess of net investment income		(3,697,985)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,425,479,136)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		170,802,212
Net Assets, for 23,983,622 shares outstanding		$ 1,873,513,396
Net Asset Value, offering price and redemption price per share ($1,873,513,396 ÷ 23,983,622 shares)		$ 78.12

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 3,792,777
Interest		22,490
Income from Fidelity Central Funds (including $549,955 from security lending)		781,739
		4,597,006
Less foreign taxes withheld		(498,474)
Total income		4,098,532

Expenses
Management fee	$ 4,874,563
Transfer agent fees	2,493,574
Accounting and security lending fees	281,118
Custodian fees and expenses	77,649
Independent trustees' compensation	2,908
Registration fees	39,415
Audit	29,325
Legal	8,165
Interest	32,091
Miscellaneous	29,068
Total expenses before reductions	7,867,876
Expense reductions	(72,941)	7,794,935
Net investment income (loss)		(3,696,403)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,606,513
Foreign currency transactions	(91,484)
Total net realized gain (loss)		95,515,029
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $166,014)	96,474,582
Assets and liabilities in foreign currencies	(308)
Total change in net unrealized appreciation (depreciation)		96,474,274
Net gain (loss)		191,989,303
Net increase (decrease) in net assets resulting from operations		$ 188,292,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,696,403)	$ (4,136,710)
Net realized gain (loss)	95,515,029	114,380,512
Change in net unrealized appreciation (depreciation)	96,474,274	(853,622)
Net increase (decrease) in net assets resulting from operations	188,292,900	109,390,180
Share transactions Proceeds from sales of shares	259,787,982	329,179,074
Cost of shares redeemed	(271,031,062)	(665,608,727)
Net increase (decrease) in net assets resulting from share transactions	(11,243,080)	(336,429,653)
Redemption fees	74,713	112,006
Total increase (decrease) in net assets	177,124,533	(226,927,467)

Net Assets
Beginning of period	1,696,388,863	1,923,316,330
End of period (including distributions in excess of net investment income of $3,697,985 and distributions in excess of net investment income of $1,582, respectively)	$ 1,873,513,396	$ 1,696,388,863
Other Information Shares
Sold	3,368,439	5,002,429
Redeemed	(3,674,243)	(10,193,730)
Net increase (decrease)	(305,804)	(5,191,301)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 69.84	$ 65.24	$ 57.62	$ 61.94	$ 38.44	$ 52.07
Income from Investment Operations
Net investment income (loss) E	(.16)	(.15)	(.27)	.11 H	(.42)	(.37)
Net realized and unrealized gain (loss)	8.44	4.75	7.88	(4.28)	23.91	(13.28)
Total from investment operations	8.28	4.60	7.61	(4.17)	23.49	(13.65)
Distributions from net investment income	-	-	-	(.16)	-	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.02
Net asset value, end of period	$ 78.12	$ 69.84	$ 65.24	$ 57.62	$ 61.94	$ 38.44
Total Return B,C,D	11.86%	7.05%	13.22%	(6.73)%	61.13%	(26.18)%
Ratios to Average Net Assets F,I
Expenses before reductions	.90% A	.95%	.99%	1.01%	1.19%	1.39%
Expenses net of fee waivers, if any	.90% A	.95%	.99%	1.01%	1.19%	1.39%
Expenses net of all reductions	.89% A	.95%	.93%	.94%	1.14%	1.22%
Net investment income (loss)	(.42)% A	(.24)%	(.44)%	.20% H	(.80)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,873,513	$ 1,696,389	$ 1,923,316	$ 1,954,017	$ 2,599,172	$ 1,484,150
Portfolio turnover rate G	175% A	113%	100%	104%	127%	153%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.48 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Networking and Infrastructure Portfolio, Software and Computer Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Electronics Portfolio, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, deferred trustees compensation, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Communications Equipment Portfolio	$ 329,419,759	$ 52,349,062	$ (49,209,670)	$ 3,139,392
Computers Portfolio	586,517,104	50,854,255	(18,814,792)	32,039,463
Electronics Portfolio	1,965,082,687	126,101,982	(193,409,895)	(67,307,913)
IT Services Portfolio	67,036,668	5,749,861	(4,286,788)	1,463,073
Networking and Infrastructure Portfolio	80,962,258	8,141,817	(8,910,075)	(768,258)
Software and Computer Services Portfolio	782,400,478	137,808,330	(35,804,306)	102,004,024
Technology Portfolio	1,792,389,131	255,077,012	(100,131,148)	154,945,864

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	58,300,919	98,224,451
Computers Portfolio	660,385,100	585,201,635
Electronics Portfolio	923,015,317	1,185,184,137
IT Services Portfolio	64,388,696	44,126,832
Networking and Infrastructure Portfolio	12,487,334	38,451,646
Software and Computer Services Portfolio	110,980,959	296,003,206
Technology Portfolio	1,517,307,910	1,519,431,330

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.26%	.56%
Computers Portfolio	.30%	.26%	.56%
Electronics Portfolio	.30%	.26%	.56%
IT Services Portfolio	.30%	.26%	.56%
Networking and Infrastructure Portfolio	.30%	.26%	.56%
Software and Computer Services Portfolio	.30%	.26%	.56%
Technology Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.30%
Computers Portfolio	.29%
Electronics Portfolio	.26%
IT Services Portfolio	.29%
Networking and Infrastructure Portfolio	.30%
Software and Computer Services Portfolio	.25%
Technology Portfolio	.29%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$ 1,649
Computers Portfolio	9,466
Electronics Portfolio	7,373
IT Services Portfolio	611
Networking and Infrastructure Portfolio	3,529
Software and Computer Services Portfolio	2,281
Technology Portfolio	37,467

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Electronics Portfolio	Borrower	$ 19,678,000	5.43%	$ 5,932
Software and Computer Services Portfolio	Borrower	2,724,167	5.39%	2,448
Technology Portfolio	Borrower	6,675,906	5.41%	32,091

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Communications Equipment Portfolio	$ 350
Computers Portfolio	531
Electronics Portfolio	2,064
IT Services Portfolio	44
Networking and Infrastructure Portfolio	96
Software and Computer Services Portfolio	990
Technology Portfolio	1,822

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Transfer Agent expense reduction

Communications Equipment Portfolio	$ 1,598	$ 3,114
Computers Portfolio	22,366	4,221
Electronics Portfolio	139,244	19,696
IT Services Portfolio	-	112
Networking and Infrastructure Portfolio	460	598
Software and Computer Services Portfolio	-	6,507
Technology Portfolio	47,780	24,756

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Communications Equipment
Select Computers
Select Electronics
Select IT Services
Select Networking and Infrastructure
Select Software and Computer Services
Select Technology

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index (or a proprietary custom index, in the case of Networking and Infrastructure Portfolio) that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included changes to the funds' indices (except Networking and Infrastructure Portfolio).

For each of Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Software and Computer Services Portfolio and Technology Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

For Networking and Infrastructure Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). The fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Semiannual Report

Communications Equipment Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Computers Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Electronics Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

IT Services Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Semiannual Report

Networking and Infrastructure Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Software and Computer Services Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Technology Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Communications Equipment Portfolio

Computers Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Electronics Portfolio

IT Services Portfolio

Semiannual Report

Networking and Infrastructure Portfolio

Software and Computer Services Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Technology Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SELTEC-USAN-1007
1.813671.102

Fidelity®

Select Portfolios®

Telecommunications Services Sector

Select Telecommunications Portfolio

Select Wireless Portfolio

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Telecommunications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Wireless	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 1,109.50	$ 6.20
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,108.10	$ 7.63
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.30
Class B
Actual	$ 1,000.00	$ 1,105.50	$ 10.27
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 1,105.20	$ 10.21
HypotheticalA	$ 1,000.00	$ 1,015.43	$ 9.78
Telecommunications
Actual	$ 1,000.00	$ 1,110.90	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.61	$ 4.57
Institutional Class
Actual	$ 1,000.00	$ 1,111.30	$ 4.51
HypotheticalA	$ 1,000.00	$ 1,020.86	$ 4.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.17%
Class T	1.44%
Class B	1.94%
Class C	1.93%
Telecommunications	.90%
Institutional Class	.85%

Semiannual Report

Select Telecommunications Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	24.2	17.5
Qwest Communications International, Inc.	10.0	9.8
Verizon Communications, Inc.	7.2	14.6
Synchronoss Technologies, Inc.	6.8	0.0
Level 3 Communications, Inc.	4.9	4.5
Time Warner Telecom, Inc. Class A (sub. vtg.)	4.6	4.5
SBA Communications Corp. Class A	3.9	4.5
Crown Castle International Corp.	3.8	4.3
SAVVIS, Inc.	3.5	0.0
Sprint Nextel Corp.	3.4	0.0
	72.3
Top Industries (% of fund's net assets)
As of August 31, 2007
Diversified Telecommunication Services	60.8%
Wireless Telecommunication Services	21.2%
Software	10.7%
Internet Software & Services	4.0%
Communications Equipment	2.1%
All Others*	1.2%

As of February 28, 2007
Diversified Telecommunication Services	65.1%
Wireless Telecommunication Services	30.7%
Diversified Financial Services	1.4%
Electronic Equipment & Instruments	0.0%
All Others*	2.8%

* Includes short-term investments and net other assets.

Semiannual Report

Select Telecommunications Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.1%
Communications Equipment - 2.1%
Juniper Networks, Inc. (a)	74,300	$ 2,445,956
Sonus Networks, Inc. (a)	56,800	328,304
Starent Networks Corp.	539,171	11,198,582
		13,972,842
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc.	500	5,025
Network Appliance, Inc. (a)	700	19,502
Synaptics, Inc. (a)	300	12,990
		37,517
DIVERSIFIED TELECOMMUNICATION SERVICES - 60.8%
Alternative Carriers - 13.2%
Cable & Wireless PLC	2,671,300	9,217,289
Cogent Communications Group, Inc. (a)	472,208	11,791,034
Global Crossing Ltd. (a)	199,200	3,792,768
Iliad Group SA	200	19,675
Level 3 Communications, Inc. (a)(d)	6,192,364	32,386,064
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	1,402,500	30,784,875
		87,991,705
Integrated Telecommunication Services - 47.6%
AT&T, Inc. (d)	4,028,502	160,616,374
BT Group PLC	4,900	31,242
Cbeyond, Inc. (a)	83,762	3,254,991
Cincinnati Bell, Inc. (a)	176,000	858,880
FairPoint Communications, Inc.	178,600	2,987,978
NeuStar, Inc. Class A (a)	105,000	3,320,100
NTELOS Holdings Corp.	560,768	15,017,367
Qwest Communications International, Inc. (a)(d)	7,405,144	66,276,039
Telefonica SA	90,800	2,260,315
Telefonica SA sponsored ADR	124,700	9,312,596
Telenor ASA	96,400	1,788,220
Telenor ASA sponsored ADR	26,900	1,496,985
Verizon Communications, Inc.	1,146,524	48,016,425
Windstream Corp.	60,008	856,914
		316,094,426
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		404,086,131
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Trimble Navigation Ltd. (a)	8,940	315,671

	Shares	Value
INTERNET SOFTWARE & SERVICES - 4.0%
Internet Software & Services - 4.0%
Google, Inc. Class A (sub. vtg.) (a)	6,700	$ 3,452,175
SAVVIS, Inc. (a)	583,900	23,198,347
		26,650,522
MEDIA - 0.6%
Broadcasting & Cable TV - 0.6%
Comcast Corp. Class A	61,500	1,604,535
Liberty Global, Inc. Class A (a)	400	16,392
Time Warner Cable, Inc.	52,200	1,915,740
Virgin Media, Inc.	29,600	704,480
		4,241,147
SOFTWARE - 10.7%
Application Software - 8.2%
Smith Micro Software, Inc. (a)(d)	560,000	9,234,400
Synchronoss Technologies, Inc. (a)(d)	1,306,763	45,396,947
		54,631,347
Home Entertainment Software - 2.5%
Gameloft (a)	1,665,586	14,635,767
Glu Mobile, Inc. (d)	184,711	1,540,490
		16,176,257
TOTAL SOFTWARE		70,807,604
WIRELESS TELECOMMUNICATION SERVICES - 21.2%
Wireless Telecommunication Services - 21.2%
ALLTEL Corp.	11,300	771,338
America Movil SAB de CV Series L sponsored ADR	153,200	9,262,472
American Tower Corp. Class A (a)	518,400	20,539,008
Bharti Airtel Ltd. (a)	606,894	13,166,081
Centennial Communications Corp. Class A (a)	141,400	1,329,160
Clearwire Corp. (d)	24,600	526,440
Crown Castle International Corp. (a)	679,600	24,982,096
Dobson Communications Corp. Class A (a)	24,300	306,909
InPhonic, Inc. (a)(d)	76,500	255,510
Leap Wireless International, Inc. (a)(d)	83,114	6,025,765
MetroPCS Communications, Inc. (d)	56,300	1,536,427
Orascom Telecom Holding SAE unit	40,500	2,336,850
Rural Cellular Corp. Class A (a)	22,500	966,600
SBA Communications Corp. Class A (a)	794,600	25,880,122
Sprint Nextel Corp.	1,189,900	22,512,908
Vodafone Group PLC sponsored ADR	329,300	10,669,320
		141,067,006
TOTAL COMMON STOCKS (Cost $553,248,103)		661,178,440
Money Market Funds - 20.7%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	4,920,357	$ 4,920,357
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	132,818,786	132,818,786
TOTAL MONEY MARKET FUNDS (Cost $137,739,143)		137,739,143
TOTAL INVESTMENT PORTFOLIO - 120.2% (Cost $690,987,246)		798,917,583
NET OTHER ASSETS - (20.2)%		(134,474,326)
NET ASSETS - 100%		$ 664,443,257
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 139,564
Fidelity Securities Lending Cash Central Fund	134,737
Total	$ 274,301
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
United Kingdom	3.0%
France	2.2%
India	2.0%
Spain	1.7%
Mexico	1.4%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information

At February 28, 2007, the fund had a capital loss carryforward of approximately $495,069,450 of which $321,438,292, $161,866,685 and $11,764,473 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommuniations Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $130,817,835) - See accompanying schedule: Unaffiliated issuers (cost $553,248,103)	$ 661,178,440
Fidelity Central Funds (cost $137,739,143)	137,739,143
Total Investments (cost $690,987,246)		$ 798,917,583
Receivable for fund shares sold		679,539
Dividends receivable		4,666
Distributions receivable from Fidelity Central Funds		40,161
Prepaid expenses		528
Other receivables		23,486
Total assets		799,665,963

Liabilities
Payable for fund shares redeemed	$ 1,464,244
Accrued management fee	307,890
Distribution fees payable	3,131
Other affiliated payables	170,275
Other payables and accrued expenses	458,380
Collateral on securities loaned, at value	132,818,786
Total liabilities		135,222,706

Net Assets		$ 664,443,257
Net Assets consist of:
Paid in capital		$ 1,005,377,964
Undistributed net investment income		2,275,044
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(450,704,770)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,495,019
Net Assets		$ 664,443,257

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,004,127 ÷ 71,079.0 shares)	$ 56.33

Maximum offering price per share (100/94.25 of $56.33)	$ 59.77
Class T: Net Asset Value and redemption price per share ($2,050,797 ÷ 36,467.6 shares)	$ 56.24

Maximum offering price per share (100/96.50 of $56.24)	$ 58.28
Class B: Net Asset Value and offering price per share ($1,042,725 ÷ 18,592.0 shares)A	$ 56.08

Class C: Net Asset Value and offering price per share ($1,151,720 ÷ 20,539.4 shares)A	$ 56.07

Telecommunications: Net Asset Value, offering price and redemption price per share ($655,948,915 ÷ 11,623,222.6 shares)	$ 56.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($244,973 ÷ 4,337.7 shares)	$ 56.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 4,983,444
Interest		11
Income from Fidelity Central Funds		274,301
Total income		5,257,756

Expenses
Management fee	$ 1,842,883
Transfer agent fees	895,833
Distribution fees	12,322
Accounting and security lending fees	128,619
Custodian fees and expenses	19,495
Independent trustees' compensation	1,178
Registration fees	63,142
Audit	23,362
Legal	1,697
Interest	7,218
Miscellaneous	6,938
Total expenses before reductions	3,002,687
Expense reductions	(40,415)	2,962,272
Net investment income (loss)		2,295,484
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,774)	47,430,840
Foreign currency transactions	(16,248)
Total net realized gain (loss)		47,414,592
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $226,934)	15,253,355
Assets and liabilities in foreign currencies	257
Total change in net unrealized appreciation (depreciation)		15,253,612
Net gain (loss)		62,668,204
Net increase (decrease) in net assets resulting from operations		$ 64,963,688

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,295,484	$ 6,535,260
Net realized gain (loss)	47,414,592	31,878,042
Change in net unrealized appreciation (depreciation)	15,253,612	54,610,776
Net increase (decrease) in net assets resulting from operations	64,963,688	93,024,078
Distributions to shareholders from net investment income	(1,405,720)	(5,987,382)
Share transactions - net increase (decrease)	(25,523,127)	136,866,943
Redemption fees	26,600	144,270
Total increase (decrease) in net assets	38,061,441	224,047,909

Net Assets
Beginning of period	626,381,816	402,333,907
End of period (including undistributed net investment income of $2,275,044 and undistributed net investment income of $1,385,280, respectively)	$ 664,443,257	$ 626,381,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.12	- J
Net realized and unrealized gain (loss)	5.44	3.15
Total from investment operations	5.56	3.15
Distributions from net investment income	(.12)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.33	$ 50.89
Total Return B, C, D	10.95%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.17% A	1.23% A
Expenses net of fee waivers, if any	1.17% A	1.23% A
Expenses net of all reductions	1.17% A	1.22% A
Net investment income (loss)	.43% A	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,004	$ 658
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss)E	.04	(.02)
Net realized and unrealized gain (loss)	5.45	3.14
Total from investment operations	5.49	3.12
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.24	$ 50.86
Total Return B, C, D	10.81%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.54% A
Expenses net of fee waivers, if any	1.44% A	1.54% A
Expenses net of all reductions	1.43% A	1.53% A
Net investment income (loss)	.16% A	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,051	$ 560
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05)
Net realized and unrealized gain (loss)	5.44	3.11
Total from investment operations	5.35	3.06
Distributions from net investment income	(.07)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.08	$ 50.80
Total Return B, C, D	10.55%	6.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	2.05% A
Expenses net of fee waivers, if any	1.94% A	2.05% A
Expenses net of all reductions	1.93% A	2.05% A
Net investment income (loss)	(.34)% A	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,043	$ 291
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss)E	(.09)	(.07)
Net realized and unrealized gain (loss)	5.43	3.14
Total from investment operations	5.34	3.07
Distributions from net investment income	(.08)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.07	$ 50.81
Total Return B, C, D	10.52%	6.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	2.07% A
Expenses net of fee waivers, if any	1.93% A	2.07% A
Expenses net of all reductions	1.93% A	2.06% A
Net investment income (loss)	(.33)% A	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,152	$ 332
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to Februaury 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 K	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 41.97	$ 34.83	$ 35.79	$ 23.62	$ 30.55
Income from Investment Operations
Net investment income (loss)E	.19	.61 H	.36	.49 I	.08	.03
Net realized and unrealized gain (loss)	5.45	8.85	7.11	(.96)	12.13	(6.95)
Total from investment operations	5.64	9.46	7.47	(.47)	12.21	(6.92)
Distributions from net investment income	(.12)	(.53)	(.33)	(.49)	(.05)	(.03)
Redemption fees added to paid in capital E	- L	.01	- L	- L	.01	.02
Net asset value, end of period	$ 56.43	$ 50.91	$ 41.97	$ 34.83	$ 35.79	$ 23.62
Total Return B, C, D	11.09%	22.69%	21.54%	(1.40)%	51.78%	(22.60)%
Ratios to Average Net Assets F, J
Expenses before reductions	.91% A	.99%	1.05%	1.09%	1.40%	1.56%
Expenses net of fee waivers, if any	.90% A	.97%	1.05%	1.09%	1.40%	1.56%
Expenses net of all reductions	.89% A	.97%	.96%	1.02%	1.34%	1.34%
Net investment income (loss)	.70% A	1.34% H	.96%	1.44% I	.27%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 655,949	$ 624,427	$ 402,334	$ 333,642	$ 439,350	$ 312,839
Portfolio turnover rate G	97% A	162%	148%	56%	98%	163%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. I Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss)D	.21	.16
Net realized and unrealized gain (loss)	5.45	3.01
Total from investment operations	5.66	3.17
Distributions from net investment income	(.09)	-
Redemption fees added to paid in capitalD	- I	- I
Net asset value, end of period	$ 56.48	$ 50.91
Total Return B, C	11.13%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.98% A
Expenses net of fee waivers, if any	.85% A	.98% A
Expenses net of all reductions	.84% A	.97% A
Net investment income (loss)	.75% A	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 245	$ 114
Portfolio turnover rate F	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 123,386,274
Unrealized depreciation	(19,397,940)
Net unrealized appreciation (depreciation)	$ 103,988,334
Cost for federal income tax purposes	$ 694,929,249

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $315,510,649 and $326,131,510, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,527	$ 454
Class T	.25%	.25%	3,132	238
Class B	.75%	.25%	3,167	2,509
Class C	.75%	.25%	3,496	1,910
			$ 12,322	$ 5,111

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,504
Class T	945
Class B*	336
Class C*	-
$ 5,785

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Telecommunications. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Telecommunications shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,955.29
Class T	1,931.31
Class B	978.31
Class C	1,062.30
Telecommunications	888,737.27
Institutional Class	170.21
	$ 895,833

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,011 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,061,250	5.36%	$ 7,218

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $648 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $134,737.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Telecommunications' operating expenses. During the period, this reimbursement reduced the class' expenses by $15,622.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,667 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Telecommunications	$ 4,007

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 2,897	$ -
Class T	1,861	-
Class B	547	-
Class C	791	-
Telecommunications	1,399,426	5,987,382
Institutional Class	198	-
Total	$ 1,405,720	$ 5,987,382

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Class A
Shares sold	61,376	12,932	$ 3,410,050	$ 655,617
Reinvestment of distributions	50	-	2,604	-
Shares redeemed	(3,279)	-	(185,819)	-
Net increase (decrease)	58,147	12,932	$ 3,226,835	$ 655,617
Class T
Shares sold	29,880	11,066	$ 1,636,905	$ 555,092
Reinvestment of distributions	35	-	1,856	-
Shares redeemed	(4,453)	(60)	(246,113)	(3,110)
Net increase (decrease)	25,462	11,006	$ 1,392,648	$ 551,982
Class B
Shares sold	14,498	5,729	$ 805,420	$ 285,388
Reinvestment of distributions	10	-	547	-
Shares redeemed	(1,645)	-	(89,768)	-
Net increase (decrease)	12,863	5,729	$ 716,199	$ 285,388
Class C
Shares sold	15,943	6,538	$ 869,161	$ 326,374
Reinvestment of distributions	15	-	791	-
Shares redeemed	(1,957)	-	(103,113)	-
Net increase (decrease)	14,001	6,538	$ 766,839	$ 326,374

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Telecommunications
Shares sold	2,927,323	12,699,449	$ 160,909,802	$ 581,140,315
Reinvestment of distributions	25,504	124,102	1,342,027	5,727,266
Shares redeemed	(3,595,545)	(10,144,422)	(193,995,536)	(451,923,224)
Net increase (decrease)	(642,718)	2,679,129	$ (31,743,707)	$ 134,944,357
Institutional Class
Shares sold	2,746	3,391	$ 153,280	$ 162,500
Reinvestment of distributions	4	-	198	-
Shares redeemed	(653)	(1,150)	(35,419)	(59,275)
Net increase (decrease)	2,097	2,241	$ 118,059	$ 103,225

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Select Wireless Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,245.40	$ 5.14
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.56	$ 4.62

* Expenses are equal to the Fund's annualized expense ratio of .91%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Select Wireless Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund' net assets	% of fund's net assets 6 months ago
Research In Motion Ltd.	14.7	4.0
Nokia Corp. sponsored ADR	8.9	0.0
Vodafone Group PLC sponsored ADR	8.4	4.9
QUALCOMM, Inc.	8.3	8.7
Synchronoss Technologies, Inc.	4.4	0.0
SBA Communications Corp. Class A	4.1	4.7
Motorola, Inc.	4.1	1.0
AT&T, Inc.	3.9	7.3
Sprint Nextel Corp.	3.8	2.6
American Tower Corp. Class A	3.7	9.2
	64.3
Top Industries (% of fund's net assets)
As of August 31, 2007
Communications Equipment	46.5%
Wireless Telecommunication Services	32.6%
Diversified Telecommunication Services	7.1%
Software	6.6%
Computers & Peripherals	2.4%
All Others*	4.8%

As of February 28, 2007
Wireless Telecommunication Services	49.7%
Communications Equipment	26.5%
Diversified Telecommunication Services	14.5%
Diversified Financial Services	2.2%
Electronic Equipment & Instruments	1.6%
All Others*	5.5%

* Includes short-term investments and net other assets.

Semiannual Report

Select Wireless Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CAPITAL MARKETS - 0.0%
Asset Management & Custody Banks - 0.0%
Fortress Investment Group LLC	400	$ 7,012
COMMUNICATIONS EQUIPMENT - 46.5%
Communications Equipment - 46.5%
Comverse Technology, Inc. (a)	363,320	6,085,610
Harris Corp.	331,100	20,140,813
Motorola, Inc.	1,412,680	23,944,926
Nokia Corp. sponsored ADR (d)	1,574,200	51,759,696
Powerwave Technologies, Inc. (a)	93,000	637,050
QUALCOMM, Inc.	1,216,050	48,508,235
Research In Motion Ltd. (a)	996,800	85,136,696
Starent Networks Corp.	898,269	18,657,047
Tekelec (a)	118,500	1,457,550
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	372,000	13,842,120
		270,169,743
COMPUTERS & PERIPHERALS - 2.4%
Computer Hardware - 2.0%
Apple, Inc. (a)	85,300	11,812,344
Computer Storage & Peripherals - 0.4%
Synaptics, Inc. (a)	46,800	2,026,440
TOTAL COMPUTERS & PERIPHERALS		13,838,784
DIVERSIFIED TELECOMMUNICATION SERVICES - 7.1%
Integrated Telecommunication Services - 7.1%
AT&T, Inc.	563,797	22,478,586
Cbeyond, Inc. (a)	8,800	341,968
NeuStar, Inc. Class A (a)	164,300	5,195,166
NTELOS Holdings Corp.	328,400	8,794,552
Telenor ASA sponsored ADR	72,500	4,034,625
Verizon Communications, Inc.	16,100	674,268
		41,519,165
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
Electronic Manufacturing Services - 1.3%
Trimble Navigation Ltd. (a)	218,700	7,722,297
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Openwave Systems, Inc.	205,941	930,853
SAVVIS, Inc. (a)	6,200	246,326
		1,177,179
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Atheros Communications, Inc. (a)	99,200	2,967,072
Cree, Inc. (a)	26,200	696,920
Skyworks Solutions, Inc. (a)	92,800	732,192
		4,396,184

	Shares	Value
SOFTWARE - 6.6%
Application Software - 5.5%
Smith Micro Software, Inc. (a)(d)	398,200	$ 6,566,318
Synchronoss Technologies, Inc. (a)	735,300	25,544,322
		32,110,640
Home Entertainment Software - 1.1%
Gameloft (a)	590,362	5,187,604
Glu Mobile, Inc.	123,300	1,028,322
		6,215,926
TOTAL SOFTWARE		38,326,566
WIRELESS TELECOMMUNICATION SERVICES - 32.6%
Wireless Telecommunication Services - 32.6%
ALLTEL Corp.	199,088	13,589,747
America Movil SAB de CV Series L sponsored ADR	225,000	13,603,500
American Tower Corp. Class A (a)(d)	539,092	21,358,825
Bharti Airtel Ltd. (a)	327,434	7,103,420
Clearwire Corp. (d)	11,000	235,400
Crown Castle International Corp. (a)	570,300	20,964,228
Dobson Communications Corp. Class A (a)	2,300	29,049
InPhonic, Inc. (a)(d)	104,200	348,028
Leap Wireless International, Inc. (a)(d)	109,683	7,952,018
MetroPCS Communications, Inc. (d)	271,900	7,420,151
NII Holdings, Inc. (a)	15,200	1,203,536
Orascom Telecom Holding SAE unit	12,900	744,330
SBA Communications Corp. Class A (a)(d)	737,600	24,023,632
Sprint Nextel Corp.	1,175,231	22,235,371
Vodafone Group PLC sponsored ADR	1,504,600	48,749,040
		189,560,275
TOTAL COMMON STOCKS (Cost $474,468,425)		566,717,205
Money Market Funds - 9.7%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	10,697,426	$ 10,697,426
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	45,539,675	45,539,675
TOTAL MONEY MARKET FUNDS (Cost $56,237,101)		56,237,101
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $530,705,526)		622,954,306
NET OTHER ASSETS - (7.2)%		(41,777,578)
NET ASSETS - 100%		$ 581,176,728
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 226,603
Fidelity Securities Lending Cash Central Fund	107,407
Total	$ 334,010
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	60.3%
Canada	14.7%
Finland	8.9%
United Kingdom	8.4%
Sweden	2.4%
Mexico	2.4%
India	1.2%
Others (individually less than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,589,451) - See accompanying schedule: Unaffiliated issuers (cost $474,468,425)	$ 566,717,205
Fidelity Central Funds (cost $56,237,101)	56,237,101
Total Investments (cost $530,705,526)		$ 622,954,306
Receivable for fund shares sold		4,719,658
Dividends receivable		170,247
Distributions receivable from Fidelity Central Funds		56,569
Prepaid expenses		478
Other receivables		337
Total assets		627,901,595

Liabilities
Payable for fund shares redeemed	$ 795,211
Accrued management fee	245,318
Other affiliated payables	121,884
Other payables and accrued expenses	22,779
Collateral on securities loaned, at value	45,539,675
Total liabilities		46,724,867

Net Assets		$ 581,176,728
Net Assets consist of:
Paid in capital		$ 476,702,147
Undistributed net investment income		984,972
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,245,386
Net unrealized appreciation (depreciation) on investments		92,244,223
Net Assets, for 65,454,202 shares outstanding		$ 581,176,728
Net Asset Value, offering price and redemption price per share ($581,176,728 ÷ 65,454,202 shares)		$ 8.88

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 2,335,706
Interest		189
Income from Fidelity Central Funds		334,010
Total income		2,669,905

Expenses
Management fee	$ 1,024,388
Transfer agent fees	505,234
Accounting and security lending fees	73,198
Custodian fees and expenses	9,236
Independent trustees' compensation	516
Registration fees	44,491
Audit	19,985
Legal	972
Interest	4,272
Miscellaneous	6,036
Total expenses before reductions	1,688,328
Expense reductions	(3,395)	1,684,933
Net investment income (loss)		984,972
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,945,635
Foreign currency transactions	10,735
Total net realized gain (loss)		12,956,370
Change in net unrealized appreciation (depreciation) on investment securities (net of decrease in deferred foreign taxes of $106,981)		54,683,253
Net gain (loss)		67,639,623
Net increase (decrease) in net assets resulting from operations		$ 68,624,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Wireless Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 984,972	$ 2,569,098
Net realized gain (loss)	12,956,370	4,166,114
Change in net unrealized appreciation (depreciation)	54,683,253	(3,617,184)
Net increase (decrease) in net assets resulting from operations	68,624,595	3,118,028
Distributions to shareholders from net realized gain	-	(30,965,053)
Share transactions Proceeds from sales of shares	343,978,697	94,138,809
Reinvestment of distributions	-	29,981,288
Cost of shares redeemed	(109,861,009)	(320,642,345)
Net increase (decrease) in net assets resulting from share transactions	234,117,688	(196,522,248)
Redemption fees	63,492	37,734
Total increase (decrease) in net assets	302,805,775	(224,331,539)

Net Assets
Beginning of period	278,370,953	502,702,492
End of period (including undistributed net investment income of $984,972 and undistributed net investment income of $1,698,246, respectively)	$ 581,176,728	$ 278,370,953
Other Information Shares
Sold	40,044,305	13,650,120
Issued in reinvestment of distributions	-	4,216,778
Redeemed	(13,617,169)	(48,675,978)
Net increase (decrease)	26,427,136	(30,809,080)

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 7.13	$ 7.20	$ 5.69	$ 4.85	$ 2.42	$ 3.68
Income from Investment Operations
Net investment income (loss) E	.02	.05 H	- K	(.01)	(.03)	(.03)
Net realized and unrealized gain (loss)	1.73	.32	1.51	.85	2.46	(1.23)
Total from investment operations	1.75	.37	1.51	.84	2.43	(1.26)
Distributions from net realized gain	-	(.44)	-	-	-	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	- K	- K
Net asset value, end of period	$ 8.88	$ 7.13	$ 7.20	$ 5.69	$ 4.85	$ 2.42
Total Return B, C, D	24.54%	5.16%	26.54%	17.32%	100.41%	(34.24)%
Ratios to Average Net Assets F, I
Expenses before reductions	.91% A	.97%	1.00%	1.04%	1.55%	2.17%
Expenses net of fee waivers, if any	.91% A	.97%	1.00%	1.04%	1.55%	2.17%
Expenses net of all reductions	.91% A	.96%	.89%	.97%	1.43%	2.01%
Net investment income (loss)	.53% A	.69% H	.04%	(.27) %	(.77) %	(1.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 581,177	$ 278,371	$ 502,702	$ 372,705	$ 283,040	$ 51,720
Portfolio turnover rate G	76% A	124%	162%	96%	79%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .30%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 105,635,107
Unrealized depreciation	(18,105,445)
Net unrealized appreciation (depreciation)	$ 87,529,662
Cost for federal income tax purposes	$ 535,424,644

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $370,793,131 and $139,230,388, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of ..27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,234 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,766,800	5.33%	$ 4,272

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $314 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $107,407.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $593 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $2,730.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Telecommunications
Select Wireless

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the funds' portfolio manager and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance (for retail class, in the case of Telecommunications Portfolio), as well as each fund's relative investment performance (for retail class, in the case of Telecommunications Portfolio) measured against a third-party-sponsored index (for Telecommunications Portfolio) or a proprietary custom index (for Wireless Portfolio) that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare either fund's performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included changes to Telecommunications Portfolio's index.

For Telecommunications Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of retail class of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). (The Advisor classes of Telecommunications Portfolio had less than one year of performance as of December 31, 2006.)

For Wireless Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). The fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Telecommunications Portfolio

The Board stated that the relative investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Wireless Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Telecommunications Portfolio

Wireless Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of Telecommunications Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of Wireless Portfolio's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expenses of each class of Telecommunications Portfolio ranked below its competitive median for 2006.

The Board noted that Wireless Portfolio's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of Telecommunications Portfolio and the total expenses of Wireless Portfolio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SELTS-USAN-1007
1.846052.100

Fidelity®

Select Portfolios®

Utilities Sector

Select Utilities Growth Portfolio

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Investment Changes	<Click Here>
Investments	<Click Here>
Financial Statements	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Utilities Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,013.90	$ 4.51
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.66	$ 4.52

* Expenses are equal to the Fund's annualized expense ratio of .89%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Select Utilities Growth Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
TXU Corp.	12.9	4.6
Exelon Corp.	8.6	7.2
PPL Corp.	7.8	2.2
AES Corp.	7.1	4.6
NRG Energy, Inc.	4.4	1.8
Constellation Energy Group, Inc.	4.2	6.1
Entergy Corp.	4.0	5.8
American Electric Power Co., Inc.	3.8	3.8
Public Service Enterprise Group, Inc.	3.7	4.3
FirstEnergy Corp.	3.4	3.8
	59.9
Top Industries (% of fund's net assets)
As of August 31, 2007
Electric Utilities	40.8%
Independent Power Producers & Energy Traders	32.6%
Multi-Utilities	18.4%
Gas Utilities	6.2%
Construction & Engineering	0.6%
All Others*	1.4%

As of February 28, 2007
Electric Utilities	45.7%
Multi-Utilities	23.0%
Independent Power Producers & Energy Traders	17.8%
Oil, Gas & Consumable Fuels	3.7%
Gas Utilities	3.1%
All Others*	6.7%

* Includes short-term investments and net other assets.

Semiannual Report

Select Utilities Growth Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Foster Wheeler Ltd. (a)	39,700	$ 4,702,068
ELECTRIC UTILITIES - 40.8%
Electric Utilities - 40.8%
Allegheny Energy, Inc. (a)	332,300	17,150,003
American Electric Power Co., Inc.	625,800	27,835,584
DPL, Inc.	148,000	3,899,800
Edison International	409,000	21,558,390
Entergy Corp.	280,500	29,065,410
Exelon Corp.	883,800	62,458,146
FirstEnergy Corp.	408,500	25,098,240
FPL Group, Inc.	136,100	8,008,124
ITC Holdings Corp.	177,500	7,895,200
Northeast Utilities	206,000	5,695,900
Pepco Holdings, Inc.	524,400	14,620,272
PPL Corp.	1,180,800	56,985,408
Reliant Energy, Inc. (a)	504,179	12,861,606
Sierra Pacific Resources	287,100	4,398,372
		297,530,455
GAS UTILITIES - 6.2%
Gas Utilities - 6.2%
Equitable Resources, Inc.	267,200	13,143,568
Questar Corp.	220,000	10,993,400
Southern Union Co.	707,000	21,103,950
		45,240,918
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 32.6%
Independent Power Producers & Energy Traders - 32.6%
AES Corp. (a)	2,868,098	51,941,255
Constellation Energy Group, Inc.	368,900	30,596,566
Dynegy, Inc. Class A (a)	1,002,300	8,108,607
Mirant Corp. (a)	533,000	20,771,010
NRG Energy, Inc. (a)(d)	837,700	31,907,993
TXU Corp.	1,397,900	94,218,461
		237,543,892
MULTI-UTILITIES - 18.4%
Multi-Utilities - 18.4%
Alliant Energy Corp.	152,000	5,757,760
Ameren Corp.	290,000	14,726,200
CenterPoint Energy, Inc.	441,000	7,153,020

	Shares	Value
CMS Energy Corp. (d)	842,816	$ 13,754,757
DTE Energy Co. (d)	336,400	16,083,284
NiSource, Inc.	278,800	5,252,592
PG&E Corp.	491,400	21,867,300
Public Service Enterprise Group, Inc.	313,500	26,644,365
Sempra Energy	416,200	22,903,486
		134,142,764
WATER UTILITIES - 0.6%
Water Utilities - 0.6%
Aqua America, Inc.	169,300	4,056,428
TOTAL COMMON STOCKS (Cost $679,603,217)		723,216,525
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 5.48% (b)	7,138,326	7,138,326
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	16,323,525	16,323,525
TOTAL MONEY MARKET FUNDS (Cost $23,461,851)		23,461,851
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $703,065,068)	746,678,376
NET OTHER ASSETS - (2.4)%	(17,456,887)
NET ASSETS - 100%	$ 729,221,489
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,106,223
Fidelity Securities Lending Cash Central Fund	56,739
Total	$ 1,162,962
Income Tax Information
At February 28, 2007, the fund had a capital loss carryforward of approximately $54,429,916 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,949,834) - See accompanying schedule: Unaffiliated issuers (cost $679,603,217)	$ 723,216,525
Fidelity Central Funds (cost $23,461,851)	23,461,851
Total Investments (cost $703,065,068)		$ 746,678,376
Receivable for fund shares sold		378,342
Dividends receivable		1,856,749
Distributions receivable from Fidelity Central Funds		107,500
Prepaid expenses		480
Other receivables		32
Total assets		749,021,479

Liabilities
Payable for fund shares redeemed	2,897,728
Accrued management fee	354,562
Other affiliated payables	203,889
Other payables and accrued expenses	20,286
Collateral on securities loaned, at value	16,323,525
Total liabilities		19,799,990

Net Assets		$ 729,221,489
Net Assets consist of:
Paid in capital		$ 700,673,085
Undistributed net investment income		7,837,833
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,902,737)
Net unrealized appreciation (depreciation) on investments		43,613,308
Net Assets, for 12,371,625 shares outstanding		$ 729,221,489
Net Asset Value, offering price and redemption price per share ($729,221,489 ÷ 12,371,625 shares)		$ 58.94

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 11,312,296
Interest		9,396
Income from Fidelity Central Funds		1,162,962
Total income		12,484,654

Expenses
Management fee	$ 2,877,816
Transfer agent fees	1,258,491
Accounting and security lending fees	174,427
Custodian fees and expenses	12,812
Independent trustees' compensation	1,764
Registration fees	131,353
Audit	18,833
Legal	2,333
Interest	76,874
Miscellaneous	6,818
Total expenses before reductions	4,561,521
Expense reductions	(9,890)	4,551,631
Net investment income (loss)		7,933,023
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,740,620
Foreign currency transactions	2,362
Total net realized gain (loss)		31,742,982
Change in net unrealized appreciation (depreciation) on investment securities		(39,688,198)
Net gain (loss)		(7,945,216)
Net increase (decrease) in net assets resulting from operations		$ (12,193)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,933,023	$ 9,098,002
Net realized gain (loss)	31,742,982	46,405,596
Change in net unrealized appreciation (depreciation)	(39,688,198)	69,980,819
Net increase (decrease) in net assets resulting from operations	(12,193)	125,484,417
Distributions to shareholders from net investment income	(2,543,416)	(7,028,986)
Share transactions Proceeds from sales of shares	763,157,758	682,796,377
Reinvestment of distributions	2,440,427	6,723,035
Cost of shares redeemed	(829,623,415)	(310,802,961)
Net increase (decrease) in net assets resulting from share transactions	(64,025,230)	378,716,451
Redemption fees	119,498	140,020
Total increase (decrease) in net assets	(66,461,341)	497,311,902

Net Assets
Beginning of period	795,682,830	298,370,928
End of period (including undistributed net investment income of $7,837,833 and undistributed net investment income of $2,448,226, respectively)	$ 729,221,489	$ 795,682,830
Other Information Shares
Sold	12,148,292	13,101,641
Issued in reinvestment of distributions	39,235	122,956
Redeemed	(13,471,474)	(5,993,779)
Net increase (decrease)	(1,283,947)	7,230,818

Financial Highlights

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 L	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 58.27	$ 46.44	$ 40.04	$ 33.94	$ 24.44	$ 34.32
Income from Investment Operations
Net investment income (loss) E	.48	1.00	.73	.76 H, J	.43	.44
Net realized and unrealized gain (loss)	.33 I	11.45	6.59	5.95	9.46	(9.85)
Total from investment operations	.81	12.45	7.32	6.71	9.89	(9.41)
Distributions from net investment income	(.15)	(.64)	(.93)	(.62)	(.40)	(.48)
Redemption fees added to paid in capital E	.01	.02	.01	.01	.01	.01
Net asset value, end of period	$ 58.94	$ 58.27	$ 46.44	$ 40.04	$ 33.94	$ 24.44
Total Return B, C, D	1.39%	26.95%	18.48%	19.90%	40.71%	(27.55)%
Ratios to Average Net Assets F, K
Expenses before reductions	.89% A	.93%	.97%	1.02%	1.23%	1.30%
Expenses net of fee waivers, if any	.89% A	.93%	.97%	1.02%	1.23%	1.30%
Expenses net of all reductions	.89% A	.93%	.92%	.99%	1.19%	1.17%
Net investment income (loss)	1.55% A	1.93%	1.71%	2.06% H, J	1.44%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 729,221	$ 795,683	$ 298,371	$ 324,732	$ 207,044	$ 161,359
Portfolio turnover rate G	171% A	107%	101%	51%	76%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.22 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $0.02 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Utilities Growth Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 65,392,379
Unrealized depreciation	(22,908,029)
Net unrealized appreciation (depreciation)	$ 42,484,350

Cost for federal income tax purposes	$ 704,194,026

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $822,028,849 and $835,456,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of ..25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,072 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,540,893	5.39%	$ 52,613

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,003 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $56,739.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,272,857. The weighted average interest rate was 5.53%. The interest expense amounted to $24,261 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

10. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $248 and $9,505, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Utilities Growth

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included a change to the fund's index. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Utilities Growth Portfolio

The Board stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Utilities Growth Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SELUTL-USAN-1007
1.813629.102

Fidelity Advisor
Focus Funds®

Class A, Class T, Class B and Class C

Fidelity Advisor Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Consumer Staples	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 1,092.70	$ 6.31
Hypothetical A	$ 1,000.00	$ 1,019.10	$ 6.09
Class T
Actual	$ 1,000.00	$ 1,091.80	$ 7.36
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.10
Class B
Actual	$ 1,000.00	$ 1,088.70	$ 10.24
Hypothetical A	$ 1,000.00	$ 1,015.33	$ 9.88
Class C
Actual	$ 1,000.00	$ 1,089.10	$ 10.03
Hypothetical A	$ 1,000.00	$ 1,015.53	$ 9.68
Consumer Staples
Actual	$ 1,000.00	$ 1,094.50	$ 4.79
Hypothetical A	$ 1,000.00	$ 1,020.56	$ 4.62
Institutional Class
Actual	$ 1,000.00	$ 1,094.70	$ 4.53
Hypothetical A	$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.20%
Class T	1.40%
Class B	1.95%
Class C	1.91%
Consumer Staples	.91%
Institutional Class	.86%

Semiannual Report

Select Consumer Staples Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	16.3	18.0
The Coca-Cola Co.	8.8	8.0
PepsiCo, Inc.	7.8	9.8
CVS Caremark Corp.	5.5	4.1
Wal-Mart Stores, Inc.	4.8	2.1
Altria Group, Inc.	4.4	5.7
British American Tobacco PLC sponsored ADR	4.4	4.2
Nestle SA sponsored ADR	4.1	4.0
Colgate-Palmolive Co.	4.0	4.1
Walgreen Co.	3.0	2.0
	63.1
Top Industries (% of fund's net assets)
As of August 31, 2007
Beverages	26.4%
Household Products	20.8%
Food & Staples Retailing	20.4%
Food Products	14.2%
Tobacco	11.3%
All Others*	6.9%

As of February 28, 2007
Beverages	29.2%
Household Products	22.1%
Food & Staples Retailing	15.4%
Food Products	14.4%
Tobacco	12.3%
All Others*	6.6%

* Includes short-term investments and net other assets.

Semiannual Report

Select Consumer Staples Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BEVERAGES - 26.4%
Brewers - 6.1%
Anadolu Efes Biracilk Ve Malt Sanyii AS	18,000	$ 654,357
Boston Beer Co., Inc. Class A (a)	100	4,876
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	100	6,997
Grupo Modelo SA de CV Series C	100	490
Heineken NV (Bearer)	109,600	6,915,760
InBev SA	58,200	4,773,184
Molson Coors Brewing Co. Class B	132,140	11,821,244
SABMiller PLC	182,000	4,991,612
		29,168,520
Distillers & Vintners - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	17,800	1,273,768
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100	2,418
Diageo PLC sponsored ADR	55,500	4,740,810
Pernod Ricard SA	22,400	4,715,736
		10,732,732
Soft Drinks - 18.0%
Coca-Cola Femsa SA de CV sponsored ADR	29,200	1,185,520
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	84,700	4,066,447
Coca-Cola Icecek AS	68,000	575,495
Fomento Economico Mexicano SA de CV sponsored ADR	300	10,452
Hansen Natural Corp. (a)	100	4,491
Jones Soda Co. (a)(d)	85,000	918,000
PepsiCo, Inc.	544,800	37,062,744
The Coca-Cola Co.	773,600	41,604,208
		85,427,357
TOTAL BEVERAGES		125,328,609
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Senomyx, Inc. (a)	109,700	1,465,592
FOOD & STAPLES RETAILING - 20.4%
Drug Retail - 8.8%
CVS Caremark Corp.	694,100	26,250,862
Rite Aid Corp. (a)(d)	230,400	1,168,128
Walgreen Co.	319,900	14,417,893
		41,836,883
Food Distributors - 1.3%
Sysco Corp.	162,900	5,437,602
United Natural Foods, Inc. (a)	25,100	673,684
		6,111,286
Food Retail - 5.5%
Kroger Co.	332,700	8,843,166
Safeway, Inc. (d)	261,800	8,306,914

	Shares	Value
SUPERVALU, Inc.	111,800	$ 4,712,370
Tesco PLC	100	867
The Great Atlantic & Pacific Tea Co. (a)(d)	48,300	1,514,688
Whole Foods Market, Inc.	53,700	2,376,762
		25,754,767
Hypermarkets & Super Centers - 4.8%
Wal-Mart Stores, Inc.	521,400	22,748,682
TOTAL FOOD & STAPLES RETAILING		96,451,618
FOOD PRODUCTS - 14.2%
Agricultural Products - 2.5%
Archer-Daniels-Midland Co.	169,300	5,705,410
Bunge Ltd.	41,200	3,767,328
Corn Products International, Inc.	26,200	1,184,240
Nutreco Holding NV	14,900	1,029,160
		11,686,138
Packaged Foods & Meats - 11.7%
BioMar Holding AS	11,800	519,044
Cadbury Schweppes PLC sponsored ADR	76,700	3,622,541
Chiquita Brands International, Inc. (a)	56,500	881,400
Dean Foods Co.	92,200	2,476,492
Groupe Danone	79,300	5,987,150
Industrias Bachoco SA de CV sponsored ADR	36,100	1,165,669
Kellogg Co.	48,300	2,653,119
Koninklijke Numico NV	1,000	73,553
Koninklijke Wessanen NV	66,300	1,001,691
Kraft Foods, Inc. Class A	53,500	1,715,210
Lindt & Spruengli AG	59	1,873,446
Marine Harvest ASA (a)	1,285,000	1,507,771
Nestle SA sponsored ADR	178,300	19,470,360
Smithfield Foods, Inc. (a)	42,300	1,384,479
TreeHouse Foods, Inc. (a)	100	2,692
Tyson Foods, Inc. Class A	86,900	1,872,695
Unilever NV (NY Shares)	308,400	9,421,620
		55,628,932
TOTAL FOOD PRODUCTS		67,315,070
HOTELS, RESTAURANTS & LEISURE - 0.6%
Restaurants - 0.6%
Panera Bread Co. Class A (a)	27,600	1,207,224
Starbucks Corp. (a)	62,000	1,708,100
		2,915,324
HOUSEHOLD DURABLES - 0.0%
Housewares & Specialties - 0.0%
Tupperware Brands Corp.	100	3,079
HOUSEHOLD PRODUCTS - 20.8%
Household Products - 20.8%
Colgate-Palmolive Co.	284,800	18,887,936
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - CONTINUED
Household Products - continued
Henkel KGaA	51,423	$ 2,409,931
Procter & Gamble Co. (d)	1,185,297	77,411,747
		98,709,614
PERSONAL PRODUCTS - 2.8%
Personal Products - 2.8%
Avon Products, Inc.	259,100	8,900,085
Bare Escentuals, Inc.	48,805	1,200,603
Herbalife Ltd.	35,900	1,523,955
Physicians Formula Holdings, Inc.	140,000	1,411,200
		13,035,843
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	38,600	2,385,094
TOBACCO - 11.3%
Tobacco - 11.3%
Altria Group, Inc.	300,900	20,885,469
British American Tobacco PLC sponsored ADR	312,300	20,767,950
Japan Tobacco, Inc.	437	2,426,415
KT&G Corp.	32,890	2,502,766
Loews Corp. - Carolina Group	60,100	4,574,812
Souza Cruz Industria Comerico	116,000	2,382,671
		53,540,083
TOTAL COMMON STOCKS (Cost $411,764,799)		461,149,926
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	12,755,061	$ 12,755,061
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	13,431,750	13,431,750
TOTAL MONEY MARKET FUNDS (Cost $26,186,811)		26,186,811
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $437,951,610)		487,336,737
NET OTHER ASSETS - (2.8)%		(13,313,271)
NET ASSETS - 100%		$ 474,023,466
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 218,380
Fidelity Securities Lending Cash Central Fund	69,983
Total	$ 288,363
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.1%
United Kingdom	7.2%
Switzerland	4.5%
Netherlands	3.9%
France	2.3%
Belgium	1.0%
Others (individually less than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,255,571) - See accompanying schedule: Unaffiliated issuers (cost $411,764,799)	$ 461,149,926
Fidelity Central Funds (cost $26,186,811)	26,186,811
Total Investments (cost $437,951,610)		$ 487,336,737
Foreign currency held at value (cost $249,765)		249,765
Receivable for investments sold		3,445,726
Receivable for fund shares sold		4,201,226
Dividends receivable		672,383
Distributions receivable from Fidelity Central Funds		75,737
Prepaid expenses		228
Other receivables		5,748
Total assets		495,987,550

Liabilities
Payable for investments purchased	$ 7,171,172
Payable for fund shares redeemed	1,016,322
Accrued management fee	206,346
Distribution fees payable	4,831
Other affiliated payables	101,946
Other payables and accrued expenses	31,717
Collateral on securities loaned, at value	13,431,750
Total liabilities		21,964,084

Net Assets		$ 474,023,466
Net Assets consist of:
Paid in capital		$ 402,284,642
Undistributed net investment income		3,374,542
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,981,052
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,383,230
Net Assets		$ 474,023,466

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,216,852 ÷ 83,080 shares)	$ 62.79

Maximum offering price per share (100/94.25 of $62.79)	$ 66.62
Class T: Net Asset Value and redemption price per share ($6,635,481 ÷ 105,952 shares)	$ 62.63

Maximum offering price per share (100/96.50 of $62.63)	$ 64.90
Class B: Net Asset Value and offering price per share ($1,613,864 ÷ 25,859 shares)A	$ 62.41

Class C: Net Asset Value and offering price per share ($2,693,699 ÷ 43,143 shares)A	$ 62.44

Consumer Staples Porftolio: Net Asset Value, offering price and redemption price per share ($456,557,048 ÷ 7,263,153 shares)	$ 62.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,306,522 ÷ 20,788 shares)	$ 62.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 4,945,704
Interest		23,896
Income from Fidelity Central Funds		288,363
Total income		5,257,963

Expenses
Management fee	$ 1,152,836
Transfer agent fees	538,144
Distribution fees	16,638
Accounting and security lending fees	82,042
Custodian fees and expenses	43,909
Independent trustees' compensation	675
Registration fees	51,772
Audit	19,041
Legal	989
Miscellaneous	6,075
Total expenses before reductions	1,912,121
Expense reductions	(30,433)	1,881,688
Net investment income (loss)		3,376,275
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,573,103
Foreign currency transactions	(4,619)
Total net realized gain (loss)		19,568,484
Change in net unrealized appreciation (depreciation) on: Investment securities	13,034,178
Assets and liabilities in foreign currencies	(1,949)
Total change in net unrealized appreciation (depreciation)		13,032,229
Net gain (loss)		32,600,713
Net increase (decrease) in net assets resulting from operations		$ 35,976,988

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,376,275	$ 2,292,472
Net realized gain (loss)	19,568,484	23,009,399
Change in net unrealized appreciation (depreciation)	13,032,229	13,327,382
Net increase (decrease) in net assets resulting from operations	35,976,988	38,629,253
Distributions to shareholders from net investment income	(405,401)	(1,582,908)
Distributions to shareholders from net realized gain	(4,383,953)	(15,661,672)
Total distributions	(4,789,354)	(17,244,580)
Share transactions - net increase (decrease)	65,839,101	230,543,294
Redemption fees	14,702	47,547
Total increase (decrease) in net assets	97,041,437	251,975,514

Net Assets
Beginning of period	376,982,029	125,006,515
End of period (including undistributed net investment income of $3,374,542 and undistributed net investment income of $810,260, respectively)	$ 474,023,466	$ 376,982,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.41	(.01)
Net realized and unrealized gain (loss)	4.95	1.28
Total from investment operations	5.36	1.27
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.73)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.79	$ 58.16
Total Return B, C, D	9.27%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.20% A	1.29% A
Expenses net of fee waivers, if any	1.20% A	1.29% A
Expenses net of all reductions	1.19% A	1.28% A
Net investment income (loss)	1.36% A	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,217	$ 986
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.34	(.01)
Net realized and unrealized gain (loss)	4.96	1.18
Total from investment operations	5.30	1.17
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.73)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.63	$ 58.06
Total Return B, C, D	9.18%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.61% A
Expenses net of fee waivers, if any	1.40% A	1.61% A
Expenses net of all reductions	1.39% A	1.60% A
Net investment income (loss)	1.15% A	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,635	$ 529
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28. 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.18	(.07)
Net realized and unrealized gain (loss)	4.94	1.18
Total from investment operations	5.12	1.11
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.71)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.41	$ 58.00
Total Return B, C, D	8.87%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.95% A	2.09% A
Expenses net of fee waivers, if any	1.95% A	2.09% A
Expenses net of all reductions	1.94% A	2.09% A
Net investment income (loss)	.61% A	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,614	$ 226
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.19	(.08)
Net realized and unrealized gain (loss)	4.95	1.18
Total from investment operations	5.14	1.10
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.69)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.44	$ 57.99
Total Return B, C, D	8.91%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	2.14% A
Expenses net of fee waivers, if any	1.91% A	2.14% A
Expenses net of all reductions	1.90% A	2.14% A
Net investment income (loss)	.64% A	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,694	$ 178
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 58.13	$ 52.18	$ 51.42	$ 46.50	$ 35.71	$ 44.68
Income from Investment Operations
Net investment income (loss) E	.50	.56	.50	.29	.22	.25
Net realized and unrealized gain (loss)	4.96	8.88	3.25	4.90	10.80	(8.06)
Total from investment operations	5.46	9.44	3.75	5.19	11.02	(7.81)
Distributions from net investment income	(.06)	(.32)	(.44)	(.29)	(.24)	(.32)
Distributions from net realized gain	(.67)	(3.18)	(2.56)	-	-	(.88)
Total distributions	(.73)	(3.50)	(3.00)	(.29)	(.24)	(1.20)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	.04
Net asset value, end of period	$ 62.86	$ 58.13	$ 52.18	$ 51.42	$ 46.50	$ 35.71
Total Return B, C, D	9.45%	18.43%	7.50%	11.24%	30.94%	(17.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.92% A	1.01%	1.04%	1.06%	1.27%	1.25%
Expenses net of fee waivers, if any	.91% A	.99%	1.04%	1.06%	1.27%	1.25%
Expenses net of all reductions	.90% A	.98%	1.03%	1.05%	1.25%	1.17%
Net investment income (loss)	1.64% A	.99%	.97%	.61%	.55%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 456,557	$ 374,930	$ 125,007	$ 139,328	$ 104,436	$ 88,123
Portfolio turnover rate G	108% A	99%	75%	86%	62%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.52	.07
Net realized and unrealized gain (loss)	4.95	1.16
Total from investment operations	5.47	1.23
Distributions from net investment income	(.07)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.74)	-
Redemption fees added to paid in capital D	- I	- I
Net asset value, end of period	$ 62.85	$ 58.12
Total Return B, C	9.47%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	1.00% A
Expenses net of fee waivers, if any	.86% A	1.00% A
Expenses net of all reductions	.85% A	1.00% A
Net investment income (loss)	1.69% A	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307	$ 132
Portfolio turnover rate F	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. . The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 52,100,054
Unrealized depreciation	(3,863,553)
Net unrealized appreciation (depreciation)	$ 48,236,501
Cost for federal income tax purposes	$ 439,100,236

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $284,297,029 and $219,936,273, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,507	$ 560
Class T	.25%	.25%	4,385	169
Class B	.75%	.25%	4,314	3,353
Class C	.75%	.25%	4,432	2,542
			$ 16,638	$ 6,624

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,609
Class T	2,525
Class B *	56
Class C *	82
$ 17,272

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Consumer Staples. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Consumer Staples shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,153.29
Class T	2,299.26
Class B	1,285.30
Class C	1,222.27
Consumer Staples	528,008.26
Institutional Class	1,177.20
	$ 538,144

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $411 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $401 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $69,983.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Consumer Staples	1.15%	$ 15,515

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,419 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,375. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 21
Consumer Staples	2,029
$ 2,050

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 1,646	$ -
Class T	1,109	-
Class B	383	-
Class C	112	-
Consumer Staples	400,738	1,582,908
Institutional Class	1,413	-
Total	$ 405,401	$ 1,582,908
From net realized gain
Class A	$ 17,507	$ -
Class T	12,180	-
Class B	6,410	-
Class C	3,964	-
Consumer Staples	4,330,561	15,661,672
Institutional Class	13,331	-
Total	$ 4,383,953	$ 15,661,672

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007 A	Six months ended August 31, 2007	Year ended February 28, 2007 A
Class A
Shares sold	73,522	17,300	$ 4,505,830	$ 1,017,780
Reinvestment of distributions	313	-	18,843	-
Shares redeemed	(7,715)	(340)	(478,338)	(20,214)
Net increase (decrease)	66,120	16,960	$ 4,046,335	$ 997,566
Class T
Shares sold	99,929	9,119	$ 6,116,120	$ 531,803
Reinvestment of distributions	164	-	9,874	-
Shares redeemed	(3,260)	-	(201,270)	-
Net increase (decrease)	96,833	9,119	$ 5,924,724	$ 531,803
Class B
Shares sold	22,930	3,902	$ 1,396,095	$ 225,744
Reinvestment of distributions	113	-	6,793	-
Shares redeemed	(1,086)	-	(65,208)	-
Net increase (decrease)	21,957	3,902	$ 1,337,680	$ 225,744
Class C
Shares sold	41,341	3,073	$ 2,533,570	$ 177,350
Reinvestment of distributions	64	-	3,857	-
Shares redeemed	(1,335)	-	(82,013)	-
Net increase (decrease)	40,070	3,073	$ 2,455,414	$ 177,350
Consumer Staples
Shares sold	2,895,084	6,369,570	$ 177,541,242	$ 359,958,201
Reinvestment of distributions	74,533	292,584	4,492,833	16,482,463
Shares redeemed	(2,156,124)	(2,608,360)	(131,033,693)	(147,956,526)
Net increase (decrease)	813,493	4,053,794	$ 51,000,382	$ 228,484,138
Institutional Class
Shares sold	39,206	4,028	$ 2,360,576	$ 230,500
Reinvestment of distributions	105	-	6,316	-
Shares redeemed	(20,793)	(1,758)	(1,292,326)	(103,807)
Net increase (decrease)	18,518	2,270	$ 1,074,566	$ 126,693

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Select Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 975.00	$ 5.86
Hypothetical A	$ 1,000.00	$ 1,019.20	$ 5.99
Class T
Actual	$ 1,000.00	$ 974.90	$ 7.10
Hypothetical A	$ 1,000.00	$ 1,017.95	$ 7.25
Class B
Actual	$ 1,000.00	$ 971.90	$ 9.62
Hypothetical A	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 971.40	$ 9.51
Hypothetical A	$ 1,000.00	$ 1,015.48	$ 9.73
Gold
Actual	$ 1,000.00	$ 977.10	$ 4.22
Hypothetical A	$ 1,000.00	$ 1,020.86	$ 4.32
Institutional Class
Actual	$ 1,000.00	$ 977.10	$ 4.03
Hypothetical A	$ 1,000.00	$ 1,021.06	$ 4.12

A 5% return per year before expenses

Semiannual Report

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.43%
Class B	1.94%
Class C	1.92%
Gold	.85%
Institutional Class	.81%

Semiannual Report

Select Gold Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Newcrest Mining Ltd.	8.3	9.6
Goldcorp, Inc.	8.1	4.6
Barrick Gold Corp.	7.9	8.1
Lihir Gold Ltd.	7.3	4.4
Meridian Gold, Inc.	7.1	9.6
Gold Fields Ltd.	6.8	4.3
Newmont Mining Corp.	5.0	8.5
Kinross Gold Corp.	4.9	5.5
IAMGOLD Corp.	4.3	5.7
Agnico-Eagle Mines Ltd.	4.1	0.5
	63.8
Top Industries (% of fund's net assets)
As of August 31, 2007
Gold	89.2%
Precious Metals & Minerals	8.1%
Diversified Metals & Mining	1.2%
Steel	0.5%
All Others*	1.0%

As of February 28, 2007
Gold	78.8%
Precious Metals & Minerals	10.4%
Diversified Metals & Mining	1.1%
All Others*	9.7%

* Includes short-term investments and net other assets.

Semiannual Report

Select Gold Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 8.5%
METALS & MINING - 8.5%
Gold - 8.5%
Newcrest Mining Ltd.	5,224,971	$ 104,758,447
Sino Gold Mining Ltd. (a)(d)	568,000	2,821,474
		107,579,921
Bermuda - 0.3%
METALS & MINING - 0.3%
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	125,000	3,831,635
Brazil - 0.1%
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Companhia Vale do Rio Doce sponsored ADR	25,600	1,262,848
Canada - 53.8%
METALS & MINING - 53.8%
Diversified Metals & Mining - 0.4%
Anatolia Minerals Development Ltd. (a)	29,000	153,506
First Quantum Minerals Ltd.	15,800	1,196,913
FNX Mining Co., Inc. (a)	46,000	1,254,486
Ivanhoe Mines Ltd. (a)	168,500	1,890,749
		4,495,654
Gold - 49.5%
Agnico-Eagle Mines Ltd.	1,156,500	51,711,500
Alamos Gold, Inc. (a)	3,500,000	18,725,439
Arizona Star Resource Corp. (a)(e)	3,800,000	38,250,083
Aurelian Resources, Inc. (a)	483,500	2,930,164
Aurizon Mines Ltd. (a)	104,000	321,045
Barrick Gold Corp.	3,081,600	100,176,439
Bema Gold Corp. warrants 9/7/11 (a)	600,000	1,079,494
Coral Gold Resources Ltd. (a)(e)	2,016,600	2,196,004
Crystallex International Corp. (a)	943,000	2,705,639
Eldorado Gold Corp. (a)	3,500,000	17,267,175
Goldcorp, Inc.	4,308,900	101,719,499
Golden Star Resources Ltd. (a)	832,800	2,618,149
Great Basin Gold Ltd.	152,000	331,045
High River Gold Mines Ltd. (a)	48,900	115,299
High River Gold Mines Ltd. warrants 1/27/08 (a)	332,500	124,368
IAMGOLD Corp.	8,052,100	53,601,878
Kinross Gold Corp. (a)	5,019,000	61,403,797
Meridian Gold, Inc. (a)	3,200,000	88,864,005
Miramar Mining Corp. (a)	522,600	2,296,164
Novagold Resources, Inc. (a)	800,000	11,302,495
Orezone Resources, Inc. Class A (a)(e)	8,870,700	13,607,816
Peak Gold Ltd. (a)(f)	5,857,000	2,773,069
Peak Gold Ltd. warrants 4/3/12 (a)(f)	2,928,500	526,883
Red Back Mining, Inc. (a)	146,000	774,206

	Shares	Value
US Gold Canadian Acquisition Corp. (a)(e)	2,501,516	$ 14,899,423
Yamana Gold, Inc.	2,998,200	33,188,730
		623,509,808
Precious Metals & Minerals - 3.9%
Aber Diamond Corp.	471,990	16,827,256
Etruscan Resources, Inc. (a)	37,000	104,408
Minefinders Corp. Ltd. (a)	1,100,000	9,707,874
Pan American Silver Corp. (a)	500,000	12,465,002
Shore Gold, Inc. (a)	2,860,000	8,828,749
Silver Standard Resources, Inc. (a)	59,000	1,723,391
SouthernEra Diamonds, Inc. Class A (a)	6,500	3,016
		49,659,696
TOTAL METALS & MINING		677,665,158
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zijin Mining Group Co. Ltd. (H Shares)	24,588,000	21,695,387
Netherlands - 0.5%
METALS & MINING - 0.5%
Steel - 0.5%
Arcelor Mittal (NY Shares) Class A	95,200	6,302,240
Papua New Guinea - 7.3%
METALS & MINING - 7.3%
Gold - 7.3%
Lihir Gold Ltd. (a)	36,473,184	91,632,838
Peru - 1.5%
METALS & MINING - 1.5%
Precious Metals & Minerals - 1.5%
Compania de Minas Buenaventura SA	400,000	15,475,949
Compania de Minas Buenaventura SA sponsored ADR	100,000	3,823,000
		19,298,949
South Africa - 13.6%
METALS & MINING - 13.6%
Diversified Metals & Mining - 0.2%
African Rainbow Minerals Ltd. (a)	131,000	2,157,323
Gold - 11.4%
Anglogold Ashanti Ltd. sponsored ADR	1,000,000	39,030,000
Gold Fields Ltd.	175,000	2,653,000
Gold Fields Ltd. sponsored ADR	5,498,000	83,349,680
Harmony Gold Mining Co. Ltd. (a)	1,300,000	11,635,000
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	780,000	6,981,000
		143,648,680
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - CONTINUED
Precious Metals & Minerals - 2.0%
Anglo Platinum Ltd.	44,758	$ 5,984,461
Impala Platinum Holdings Ltd.	671,512	19,961,835
		25,946,296
TOTAL METALS & MINING		171,752,299
United Kingdom - 4.3%
METALS & MINING - 4.3%
Diversified Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	88,000	5,047,110
BHP Billiton PLC	44,000	1,294,609
		6,341,719
Gold - 3.4%
Randgold Resources Ltd. sponsored ADR	1,790,174	42,874,667
Precious Metals & Minerals - 0.4%
Hochschild Mining PLC	202,193	1,330,293
Lonmin PLC	61,000	3,827,017
		5,157,310
TOTAL METALS & MINING		54,373,696
United States of America - 7.4%
METALS & MINING - 7.4%
Gold - 7.4%
Newmont Mining Corp.	1,485,000	62,756,100
Royal Gold, Inc. (d)	941,000	26,122,160
US Gold Corp. (a)	528,400	3,149,264
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	689,740
		92,717,264
TOTAL COMMON STOCKS (Cost $1,069,109,146)		1,248,112,235
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	9,310,968	$ 9,310,968
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	5,936,750	5,936,750
TOTAL MONEY MARKET FUNDS (Cost $15,247,718)		15,247,718
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,084,356,864)		1,263,359,953
NET OTHER ASSETS - (0.2)%		(2,285,435)
NET ASSETS - 100%		$ 1,261,074,518
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,299,952 or 0.3% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $689,740 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,120,274
Fidelity Securities Lending Cash Central Fund	143,620
Total	$ 2,263,894
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arizona Star Resource Corp.	$ 43,863,024	$ -	$ -	$ -	$ 38,250,083
Central Asia Gold Ltd.	5,874,969	-	6,765,535	-	-
Coral Gold Resources Ltd.	2,034,618	-	-	-	2,196,004
IAMGOLD Corp.	83,536,403	37,756,426	50,042,137	-	-
Meridian Gold, Inc.	141,535,462	11,114,622	65,520,085	-	-
Minefinders Corp. Ltd.	33,742,038	-	22,728,120	-	-
Orezone Resources, Inc. Class A	18,041,127	-	2,037,688	-	13,607,816
Tone Resources Ltd.	2,366,021	-	2,654,193	-	-
US Gold Canadian Acquisition Corp.	-	12,695,730	-	-	14,899,423
White Knight Resources Ltd.	6,087,418	-	7,050,424	-	-
Total	$ 337,081,080	$ 61,566,778	$ 156,798,182	$ -	$ 68,953,326
Income Tax Information

The fund has a capital loss carryforward of $5,961,929, which was acquired in the merger with Select Precious Metals and Minerals, which will expire on February 29, 2008, and is available to offset future capital gains of the fund up to $5,961,929 per year as provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Gold Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,926,430) - See accompanying schedule: Unaffiliated issuers (cost $1,013,304,101)	$ 1,179,158,909
Fidelity Central Funds (cost $15,247,718)	15,247,718
Other affiliated issuers (cost $55,805,045)	68,953,326
Total Investments (cost $1,084,356,864)		$ 1,263,359,953
Foreign currency held at value (cost $2,064,284)		2,064,284
Receivable for investments sold		22,276,187
Receivable for fund shares sold		1,335,970
Dividends receivable		889,197
Distributions receivable from Fidelity Central Funds		139,646
Prepaid expenses		2,029
Other receivables		64,551
Total assets		1,290,131,817

Liabilities
Payable for investments purchased	$ 19,883,477
Payable for fund shares redeemed	2,310,652
Accrued management fee	589,472
Distribution fees payable	3,651
Other affiliated payables	288,501
Other payables and accrued expenses	44,796
Collateral on securities loaned, at value	5,936,750
Total liabilities		29,057,299

Net Assets		$ 1,261,074,518
Net Assets consist of:
Paid in capital		$ 1,102,878,789
Undistributed net investment income		16,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,819,476)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,998,602
Net Assets		$ 1,261,074,518

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,679,991 ÷ 108,319 shares)	$ 33.97

Maximum offering price per share (100/94.25 of $33.97)	$ 36.04
Class T: Net Asset Value and redemption price per share ($1,649,749 ÷ 48,595 shares)	$ 33.95

Maximum offering price per share (100/96.50 of $33.95)	$ 35.18
Class B: Net Asset Value and offering price per share ($1,641,739 ÷ 48,548 shares)A	$ 33.82

Class C: Net Asset Value and offering price per share ($1,382,064 ÷ 40,922 shares)A	$ 33.77

Gold: Net Asset Value, offering price and redemption price per share ($1,251,694,244 ÷ 36,751,026 shares)	$ 34.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,026,731 ÷ 30,153 shares)	$ 34.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 3,349,872
Interest		3,149
Income from Fidelity Central Funds		2,263,894
Total income		5,616,915

Expenses
Management fee	$ 3,814,443
Transfer agent fees	1,611,455
Distribution fees	17,507
Accounting and security lending fees	220,339
Custodian fees and expenses	71,341
Independent trustees' compensation	2,225
Registration fees	54,311
Audit	20,647
Legal	7,610
Miscellaneous	22,773
Total expenses before reductions	5,842,651
Expense reductions	(241,943)	5,600,708
Net investment income (loss)		16,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,310,239
Other affiliated issuers	14,433,913
Foreign currency transactions	(82,095)
Total net realized gain (loss)		57,662,057
Change in net unrealized appreciation (depreciation) on: Investment securities	(90,122,603)
Assets and liabilities in foreign currencies	36,131
Total change in net unrealized appreciation (depreciation)		(90,086,472)
Net gain (loss)		(32,424,415)
Net increase (decrease) in net assets resulting from operations		$ (32,408,208)

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,207	$ 9,095,705
Net realized gain (loss)	57,662,057	107,242,792
Change in net unrealized appreciation (depreciation)	(90,086,472)	60,139,115
Net increase (decrease) in net assets resulting from operations	(32,408,208)	176,477,612
Distributions to shareholders from net investment income	(7,077,865)	(754,152)
Distributions to shareholders from net realized gain	(62,478,729)	(195,955,908)
Total distributions	(69,556,594)	(196,710,060)
Share transactions - net increase (decrease)	(115,199,549)	170,798,657
Redemption fees	164,012	1,843,164
Total increase (decrease) in net assets	(217,000,339)	152,409,373

Net Assets
Beginning of period	1,478,074,857	1,325,665,484
End of period (including undistributed net investment income of $16,603 and undistributed net investment income of $9,093,033, respectively)	$ 1,261,074,518	$ 1,478,074,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)
Net realized and unrealized gain (loss)	(.73)	(.07) H
Total from investment operations	(.79)	(.08)
Distributions from net investment income	(.19)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.77)	-
Redemption fees added to paid in capitalE	- K	.01
Net asset value, end of period	$ 33.97	$ 36.53
Total Return B, C, D	(2.50)%	(.19)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.18% A	1.13% A
Expenses net of fee waivers, if any	1.18% A	1.13% A
Expenses net of all reductions	1.15% A	1.10% A
Net investment income (loss)	(.33)% A	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,680	$ 1,857
Portfolio turnover rate G	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.10)	(.03)
Net realized and unrealized gain (loss)	(.70)	(.09) H
Total from investment operations	(.80)	(.12)
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.74)	-
Redemption fees added to paid in capitalE	- K	.01
Net asset value, end of period	$ 33.95	$ 36.49
Total Return B, C, D	(2.51)%	(.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.43% A	1.46% A
Expenses net of fee waivers, if any	1.43% A	1.46% A
Expenses net of all reductions	1.40% A	1.43% A
Net investment income (loss)	(.58)% A	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,650	$ 1,093
Portfolio turnover rate G	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.19)	(.07)
Net realized and unrealized gain (loss)	(.71)	(.08) H
Total from investment operations	(.90)	(.15)
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.74)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 33.82	$ 36.46
Total Return B, C, D	(2.81)%	(.38)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.94% A	1.96% A
Expenses net of fee waivers, if any	1.94% A	1.96% A
Expenses net of all reductions	1.91% A	1.93% A
Net investment income (loss)	(1.08)% A	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,642	$ 902
Portfolio turnover rate G	71%A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.18)	(.07)
Net realized and unrealized gain (loss)	(.74)	(.10) H
Total from investment operations	(.92)	(.17)
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.75)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 33.77	$ 36.44
Total Return B, C, D	(2.86)%	(.44)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.92% A	2.02% A
Expenses net of fee waivers, if any	1.92% A	2.02% A
Expenses net of all reductions	1.89% A	1.99% A
Net investment income (loss)	(1.06)% A	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,382	$ 437
Portfolio turnover rate G	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Gold

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 K	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 36.54	$ 35.91	$ 27.46	$ 27.21	$ 22.73	$ 18.25
Income from Investment Operations
Net investment income (loss) E	-L	.22H	.04	.02 I	(.01)	.05
Net realized and unrealized gain (loss)	(.72)	5.49	12.21	.18	5.85	4.67
Total from investment operations	(.72)	5.71	12.25	.20	5.84	4.72
Distributions from net investment income	(.18)	(.02)	(.02)	-	(1.42)	(.36)
Distributions from net realized gain	(1.58)	(5.10)	(3.84)	-	-	-
Total distributions	(1.76)	(5.12)	(3.86)	-	(1.42)	(.36)
Redemption fees added to paid in capital E	- L	.04	.06	.05	.06	.12
Net asset value, end of period	$ 34.06	$ 36.54	$ 35.91	$ 27.46	$ 27.21	$ 22.73
Total Return B, C, D	(2.29)%	16.19%	48.84%	.92%	26.79%	26.68%
Ratios to Average Net AssetsF, J
Expenses before reductions	.85% A	.90%	.97%	1.00%	1.12%	1.18%
Expenses net of fee waivers, if any	.85% A	.90%	.97%	1.00%	1.12%	1.18%
Expenses net of all reductions	.82% A	.87%	.82%	.89%	1.04%	1.11%
Net investment income (loss)	.01% A	.62% H	.13%	.07% I	(.03)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,251,694	$ 1,473,400	$ 1,325,665	$ 705,216	$ 735,744	$ 686,029
Portfolio turnover rate G	71% A	85%	108%	79%	41%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss)D	.01	.01
Net realized and unrealized gain (loss)	(.73)	(.08)G
Total from investment operations	(.72)	(.07)
Distributions from net investment income	(.19)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.77)	-
Redemption fees added to paid in capitalD	- J	.01
Net asset value, end of period	$ 34.05	$ 36.54
Total ReturnB, C	(2.29)%	(.16)%
Ratios to Average Net Assets E, I
Expenses before reductions	.81% A	.94% A
Expenses net of fee waivers, if any	.81% A	.94% A
Expenses net of all reductions	.77% A	.91% A
Net investment income (loss)	.05% A	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,027	$ 385
Portfolio turnover rate F	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Gold, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may also invest in certain precious metals.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 170,704,143
Unrealized depreciation	(40,544,185)
Net unrealized appreciation (depreciation)	$ 130,159,958
Cost for federal income tax purposes	$ 1,133,199,995

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $453,762,046 and $507,765,172, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,650	$ 155
Class T	.25%	.25%	3,052	209
Class B	.75%	.25%	5,846	4,492
Class C	.75%	.25%	4,959	2,754
			$ 17,507	$ 7,610

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,818
Class T	1,878
Class B*	1,001
Class C*	314
$ 9,011

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Gold. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Gold shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,585.31
Class T	1,936.32
Class B	1,880.32
Class C	1,490.30
Gold	1,600,515.24
Institutional Class	1,049.19
	$ 1,611,455

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $67 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,506 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $143,620.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Gold's operating expenses. During the period, this reimbursement reduced the class' expenses by 15,614.

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $205,191 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,569. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Gold	$ 12,235

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 13,831	$ -
Class T	6,353	-
Class B	4,260	-
Class C	3,734	-
Gold	7,042,946	754,152
Institutional Class	6,741	-
Total	$ 7,077,865	$ 754,152
From net realized gain
Class A	$ 117,496	$ -
Class T	61,583	-
Class B	42,336	-
Class C	34,501	-
Gold	62,166,758	195,955,908
Institutional Class	56,055	-
Total	$ 62,478,729	$ 195,955,908

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Class A
Shares sold	88,279	52,274	$ 3,074,605	$ 1,914,223
Reinvestment of distributions	3,566	-	129,963	-
Shares redeemed	(34,372)	(1,428)	(1,177,271)	(52,108)
Net increase (decrease)	57,473	50,846	$ 2,027,297	$ 1,862,115
Class T
Shares sold	36,910	29,954	$ 1,287,499	$ 1,097,866
Reinvestment of distributions	1,864	-	67,937	-
Shares redeemed	(20,133)	-	(729,833)	-
Net increase (decrease)	18,641	29,954	$ 625,603	$ 1,097,866
Class B
Shares sold	28,015	24,802	$ 957,405	$ 903,324
Reinvestment of distributions	1,275	-	46,365	-
Shares redeemed	(5,484)	(60)	(189,658)	(2,269)
Net increase (decrease)	23,806	24,742	$ 814,112	$ 901,055
Class C
Shares sold	36,103	12,002	$ 1,271,025	$ 438,523
Reinvestment of distributions	1,039	-	37,735	-
Shares redeemed	(8,222)	-	(278,705)	-
Net increase (decrease)	28,920	12,002	$ 1,030,055	$ 438,523
Gold
Shares sold	7,209,548	37,990,378	$ 253,293,193	$ 1,364,967,296
Reinvestment of distributions	1,822,490	5,102,742	66,484,441	188,386,905
Shares redeemed	(12,602,283)	(39,683,634)	(440,145,566)	(1,387,242,690)
Net increase (decrease)	(3,570,245)	3,409,486	$ (120,367,932)	$ 166,111,511
Institutional Class
Shares sold	54,763	11,934	$ 1,944,079	$ 438,322
Reinvestment of distributions	1,711	-	62,388	-
Shares redeemed	(36,860)	(1,395)	(1,335,151)	(50,735)
Net increase (decrease)	19,614	10,539	$ 671,316	$ 387,587

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Select Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 1,096.30	$ 6.38
Hypothetical A	$ 1,000.00	$ 1,019.05	$ 6.14
Class T
Actual	$ 1,000.00	$ 1,094.50	$ 7.74
Hypothetical A	$ 1,000.00	$ 1,017.75	$ 7.46
Class B
Actual	$ 1,000.00	$ 1,091.90	$ 10.36
Hypothetical A	$ 1,000.00	$ 1,015.23	$ 9.98
Class C
Actual	$ 1,000.00	$ 1,091.70	$ 10.25
Hypothetical A	$ 1,000.00	$ 1,015.33	$ 9.88
Materials
Actual	$ 1,000.00	$ 1,097.50	$ 4.80
Hypothetical A	$ 1,000.00	$ 1,020.56	$ 4.62
Institutional Class
Actual	$ 1,000.00	$ 1,097.60	$ 4.53
Hypothetical A	$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

Semiannual Report

Select Materials Portfolio
Shareholder Expense Example - continued

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.21%
Class T	1.47%
Class B	1.97%
Class C	1.95%
Materials	.91%
Institutional Class	.86%

Semiannual Report

Select Materials Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.3	8.2
Monsanto Co.	7.2	5.7
Freeport-McMoRan Copper & Gold, Inc. Class B	4.8	0.0
Dow Chemical Co.	4.7	5.1
Alcoa, Inc.	4.3	4.4
Praxair, Inc.	3.9	3.9
Air Products & Chemicals, Inc.	3.4	3.4
3M Co.	3.0	0.0
Nucor Corp.	2.8	3.0
Celanese Corp. Class A	2.3	0.0
	44.7
Top Industries (% of fund's net assets)
As of August 31, 2007
Chemicals	53.8%
Metals & Mining	28.0%
Paper & Forest Products	5.2%
Containers & Packaging	4.4%
Industrial Conglomerates	3.0%
All Others*	5.6%

As of February 28, 2007
Chemicals	43.5%
Metals & Mining	29.6%
Paper & Forest Products	7.5%
Construction Materials	5.9%
Containers & Packaging	5.7%
All Others*	7.8%

* Includes short-term investments and net other assets.

Semiannual Report

Select Materials Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CHEMICALS - 53.8%
Commodity Chemicals - 4.1%
Celanese Corp. Class A	225,300	$ 8,092,776
Lyondell Chemical Co.	137,400	6,369,864
		14,462,640
Diversified Chemicals - 19.7%
Cabot Corp.	61,200	2,468,808
Dow Chemical Co.	388,900	16,578,807
E.I. du Pont de Nemours & Co.	594,900	29,001,372
Eastman Chemical Co.	53,700	3,585,012
FMC Corp.	31,100	2,799,000
Hercules, Inc.	177,795	3,701,692
Huntsman Corp.	66,900	1,736,055
Olin Corp.	97,100	2,081,824
PPG Industries, Inc.	100,700	7,386,345
		69,338,915
Fertilizers & Agricultural Chemicals - 9.9%
Agrium, Inc.	77,200	3,527,200
Monsanto Co.	361,544	25,214,079
The Mosaic Co. (a)	141,200	5,933,224
		34,674,503
Industrial Gases - 9.1%
Air Products & Chemicals, Inc.	134,400	12,097,344
Airgas, Inc.	137,400	6,350,628
Praxair, Inc.	180,200	13,633,932
		32,081,904
Specialty Chemicals - 11.0%
Albemarle Corp.	90,600	3,666,582
Chemtura Corp.	132,700	1,222,167
Cytec Industries, Inc.	27,100	1,799,440
Ecolab, Inc.	164,000	6,832,240
H.B. Fuller Co.	108,000	2,906,280
Lubrizol Corp.	58,300	3,706,714
Minerals Technologies, Inc.	26,380	1,738,706
Nalco Holding Co.	151,900	3,797,500
Rohm & Haas Co.	136,200	7,700,748
Sigma Aldrich Corp.	72,400	3,243,520
Valspar Corp.	53,900	1,453,683
Zoltek Companies, Inc. (a)	13,100	540,899
		38,608,479
TOTAL CHEMICALS		189,166,441
CONSTRUCTION MATERIALS - 2.5%
Construction Materials - 2.5%
Martin Marietta Materials, Inc.	11,000	1,485,000
Polaris Minerals Corp. (a)(e)	361,700	3,962,757
Vulcan Materials Co.	38,500	3,465,385
		8,913,142

	Shares	Value
CONTAINERS & PACKAGING - 4.4%
Metal & Glass Containers - 1.9%
Ball Corp.	31,747	$ 1,662,908
Crown Holdings, Inc. (a)	60,900	1,462,818
Owens-Illinois, Inc. (a)	55,700	2,240,254
Pactiv Corp. (a)	44,800	1,310,400
		6,676,380
Paper Packaging - 2.5%
Bemis Co., Inc.	44,800	1,338,176
Packaging Corp. of America	122,200	3,183,310
Smurfit-Stone Container Corp. (a)	132,700	1,401,312
Temple-Inland, Inc.	50,100	2,759,508
		8,682,306
TOTAL CONTAINERS & PACKAGING		15,358,686
INDUSTRIAL CONGLOMERATES - 3.0%
Industrial Conglomerates - 3.0%
3M Co.	114,400	10,409,256
METALS & MINING - 28.0%
Aluminum - 4.3%
Alcoa, Inc.	413,600	15,108,808
Diversified Metals & Mining - 6.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	193,228	16,891,992
Rio Tinto PLC sponsored ADR	6,400	1,758,720
Titanium Metals Corp. (a)(d)	173,600	5,442,360
		24,093,072
Gold - 3.3%
Goldcorp, Inc.	121,800	2,875,313
Meridian Gold, Inc. (a)	111,600	3,099,132
Newmont Mining Corp.	132,400	5,595,224
		11,569,669
Steel - 13.5%
Allegheny Technologies, Inc.	44,900	4,462,611
Arcelor Mittal (NY Shares) Class A	55,300	3,660,860
Carpenter Technology Corp.	37,000	4,323,080
Chaparral Steel Co.	48,900	4,180,950
Commercial Metals Co.	47,200	1,363,608
Nucor Corp. (d)	183,000	9,680,700
Reliance Steel & Aluminum Co. (d)	115,700	6,128,629
Ryerson Tull, Inc.	73,700	2,457,158
Steel Dynamics, Inc.	135,000	5,856,300
United States Steel Corp.	56,500	5,338,120
		47,452,016
TOTAL METALS & MINING		98,223,565
OIL, GAS & CONSUMABLE FUELS - 1.6%
Coal & Consumable Fuels - 1.6%
Cameco Corp.	32,900	1,328,711
Coalcorp Mining, Inc. (a)	397,571	1,411,762
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
CONSOL Energy, Inc.	35,900	$ 1,431,692
Peabody Energy Corp.	34,700	1,475,097
		5,647,262
PAPER & FOREST PRODUCTS - 5.2%
Forest Products - 2.7%
Deltic Timber Corp.	34,418	1,968,710
Weyerhaeuser Co.	109,700	7,478,249
		9,446,959
Paper Products - 2.5%
Glatfelter	129,656	1,913,723
International Paper Co. (d)	157,500	5,529,825
MeadWestvaco Corp.	48,700	1,538,433
		8,981,981
TOTAL PAPER & FOREST PRODUCTS		18,428,940
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Specialized REITs - 0.6%
Potlatch Corp.	43,600	1,963,744
TOTAL COMMON STOCKS (Cost $305,929,954)		348,111,036
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	1,443,088	$ 1,443,088
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	12,831,890	12,831,890
TOTAL MONEY MARKET FUNDS (Cost $14,274,978)		14,274,978
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $320,204,932)		362,386,014
NET OTHER ASSETS - (3.2)%		(11,102,781)
NET ASSETS - 100%		$ 351,283,233
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,962,757 or 1.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 508,109
Fidelity Securities Lending Cash Central Fund	77,200
Total	$ 585,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,775,457) - See accompanying schedule: Unaffiliated issuers (cost $305,929,954)	$ 348,111,036
Fidelity Central Funds (cost $14,274,978)	14,274,978
Total Investments (cost $320,204,932)		$ 362,386,014
Receivable for investments sold		4,496,235
Receivable for fund shares sold		1,501,941
Dividends receivable		695,570
Distributions receivable from Fidelity Central Funds		8,653
Prepaid expenses		320
Total assets		369,088,733

Liabilities
Payable for fund shares redeemed	$ 4,693,267
Accrued management fee	166,111
Distribution fees payable	7,742
Other affiliated payables	88,520
Other payables and accrued expenses	17,970
Collateral on securities loaned, at value	12,831,890
Total liabilities		17,805,500

Net Assets		$ 351,283,233
Net Assets consist of:
Paid in capital		$ 299,702,106
Undistributed net investment income		1,778,305
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,621,366
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,181,456
Net Assets		$ 351,283,233

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,948,654 ÷ 107,693 shares)	$ 55.24

Maximum offering price per share (100/94.25 of $55.24)	$ 58.61
Class T: Net Asset Value and redemption price per share ($4,198,276 ÷ 76,309 shares)	$ 55.02

Maximum offering price per share (100/96.50 of $55.02)	$ 57.02
Class B: Net Asset Value and offering price per share ($2,637,871 ÷ 48,120 shares)A	$ 54.82

Class C: Net Asset Value and offering price per share ($4,018,448 ÷ 73,326 shares)A	$ 54.80

Materials: Net Asset Value, offering price and redemption price per share ($331,036,317 ÷ 5,996,754 shares)	$ 55.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,443,667 ÷ 62,352 shares)	$ 55.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,726,562
Interest		1,346
Income from Fidelity Central Funds		585,309
Total income		3,313,217

Expenses
Management fee	$ 928,633
Transfer agent fees	433,114
Distribution fees	31,748
Accounting and security lending fees	65,286
Custodian fees and expenses	8,390
Independent trustees' compensation	474
Registration fees	67,881
Audit	18,050
Legal	708
Interest	7,005
Miscellaneous	6,486
Total expenses before reductions	1,567,775
Expense reductions	(17,908)	1,549,867
Net investment income (loss)		1,763,350
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,111,193
Foreign currency transactions	6,604
Total net realized gain (loss)		11,117,797
Change in net unrealized appreciation (depreciation) on: Investment securities	11,702,133
Assets and liabilities in foreign currencies	87
Total change in net unrealized appreciation (depreciation)		11,702,220
Net gain (loss)		22,820,017
Net increase (decrease) in net assets resulting from operations		$ 24,583,367

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,763,350	$ 1,709,789
Net realized gain (loss)	11,117,797	18,867,189
Change in net unrealized appreciation (depreciation)	11,702,220	2,128,067
Net increase (decrease) in net assets resulting from operations	24,583,367	22,705,045
Distributions to shareholders from net investment income	(261,829)	(1,721,356)
Distributions to shareholders from net realized gain	(3,647,952)	(17,315,347)
Total distributions	(3,909,781)	(19,036,703)
Share transactions - net increase (decrease)	97,374,909	59,771,650
Redemption fees	35,498	236,747
Total increase (decrease) in net assets	118,083,993	63,676,739

Net Assets
Beginning of period	233,199,240	169,522,501
End of period (including undistributed net investment income of $1,778,305 and undistributed net investment income of $276,784, respectively)	$ 351,283,233	$ 233,199,240
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.21	.17
Net realized and unrealized gain (loss)	4.66	3.93
Total from investment operations	4.87	4.10
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.65)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 55.24	$ 51.01
Total Return B,C,D	9.63%	8.76%
Ratios to Average Net Assets F,I
Expenses before reductions	1.21% A	1.50% A
Expenses net of fee waivers, if any	1.21% A	1.40% A
Expenses net of all reductions	1.21% A	1.38% A
Net investment income (loss)	.79% A	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,949	$ 1,018
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.14	.11
Net realized and unrealized gain (loss)	4.63	3.87
Total from investment operations	4.77	3.98
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.65)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 55.02	$ 50.89
Total Return B,C,D	9.45%	8.51%
Ratios to Average Net Assets F,I
Expenses before reductions	1.47% A	1.80% A
Expenses net of fee waivers, if any	1.47%A	1.65% A
Expenses net of all reductions	1.47% A	1.62% A
Net investment income (loss)	.53% A	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,198	$ 707
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.01	.06
Net realized and unrealized gain (loss)	4.62	3.84
Total from investment operations	4.63	3.90
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.63)	-
Redemption fees added to paid in capitalE	.01	.01
Net asset value, end of period	$ 54.82	$ 50.81
Total Return B,C,D	9.19%	8.34%
Ratios to Average Net Assets F,I
Expenses before reductions	1.97% A	2.26% A
Expenses net of fee waivers, if any	1.97% A	2.15% A
Expenses net of all reductions	1.97% A	2.12% A
Net investment income (loss)	.03% A	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,638	$ 662
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.01	.09
Net realized and unrealized gain (loss)	4.61	3.81
Total from investment operations	4.62	3.90
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.64)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 54.80	$ 50.81
Total Return B,C,D	9.17%	8.34%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	2.31% A
Expenses net of fee waivers, if any	1.95% A	2.15% A
Expenses net of all reductions	1.95% A	2.13% A
Net investment income (loss)	.04% A	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,018	$ 547
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 50.92	$ 46.35	$ 40.78	$ 35.99	$ 23.83	$ 25.89
Income from Investment Operations
Net investment income (loss) E	.29	.42	.32	.15	.13 H	.04 H
Net realized and unrealized gain (loss)	4.63	9.36	6.40	5.47	12.07	(1.69)
Total from investment operations	4.92	9.78	6.72	5.62	12.20	(1.65)
Distributions from net investment income	(.04)	(.48)	(.25)	(.12)	(.12)	(.46)
Distributions from net realized gain	(.61)	(4.79)	(.93)	(.74)	-	-
Total distributions	(.65)	(5.27)	(1.18)	(.86)	(.12)	(.46)
Redemption fees added to paid in capital E	.01	.06	.03	.03	.08	.05
Net asset value, end of period	$ 55.20	$ 50.92	$ 46.35	$ 40.78	$ 35.99	$ 23.83
Total ReturnB,C,D	9.75%	22.29%	17.01%	16.09%	51.73%	(6.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	.92% A	1.01%	1.05%	1.06%	1.31%	1.57%
Expenses net of fee waivers, if any	.91% A	.98%	1.05%	1.06%	1.31%	1.57%
Expenses net of all reductions	.91% A	.96%	1.01%	1.02%	1.17%	1.42%
Net investment income (loss)	1.08% A	.87%	.78%	.42%	.43%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,036	$ 230,147	$ 169,523	$ 144,442	$ 135,131	$ 41,275
Portfolio turnover rate G	68% A	185%	124%	89%	175%	226%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.07 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	.30	.08
Net realized and unrealized gain (loss)	4.63	3.92
Total from investment operations	4.93	4.00
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.62)	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$ 55.23	$ 50.91
Total Return B,C	9.76%	8.55%
Ratios to Average Net Assets E,H
Expenses before reductions	.86% A	1.06% A
Expenses net of fee waivers, if any	.86% A	1.06% A
Expenses net of all reductions	.86% A	1.04% A
Net investment income (loss)	1.13% A	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,444	$ 119
Portfolio turnover rate F	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Materials, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 50,782,782
Unrealized depreciation	(9,240,528)
Net unrealized appreciation (depreciation)	$ 41,542,254
Cost for federal income tax purposes	$ 320,843,760

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $210,313,200 and $105,124,178, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	25%	$ 4,749	$ 708
Class T	.25%	.25%	6,674	195
Class B	.75%	.25%	9,173	7,000
Class C	.75%	.25%	11,152	6,577
			$ 31,748	$ 14,480

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,693
Class T	5,075
Class B*	1,044
Class C*	1,087
$ 20,899

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Materials class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Materials class shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,652.30
Class T	4,111.31
Class B	2,833.31
Class C	3,315.30
Materials	416,230.26
Institutional Class	973.20
	$ 433,114

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $363 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,462,600	5.33%	$ 7,005

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $265 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $77,200.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Material's operating expenses. During the period, this reimbursement reduced the class' expenses by $15,718.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,423 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Materials	$ 727

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 1,674	$ -
Class T	1,255	-
Class B	502	-
Class C	749	-
Materials	257,615	1,721,356
Institutional Class	34	-
Total	$ 261,829	$ 1,721,356
From net realized gain
Class A	$ 24,913	$ -
Class T	19,637	-
Class B	15,304	-
Class C	14,750	-
Materials	3,571,460	17,315,347
Institutional Class	1,888	-
Total	$ 3,647,952	$ 17,315,347

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Class A
Shares sold	120,815	19,960	$ 6,546,884	$ 1,010,235
Reinvestment of distributions	482	-	25,450	-
Shares redeemed	(33,564)	-	(1,848,217)	-
Net increase (decrease)	87,733	19,960	$ 4,724,117	$ 1,010,235
Class T
Shares sold	73,457	13,890	$ 3,970,278	$ 703,837
Reinvestment of distributions	322	-	16,962	-
Shares redeemed	(11,360)	-	(610,930)	-
Net increase (decrease)	62,419	13,890	$ 3,376,310	$ 703,837
Class B
Shares sold	42,260	13,022	$ 2,272,189	$ 643,438
Reinvestment of distributions	297	-	15,581	-
Shares redeemed	(7,459)	-	(403,826)	-
Net increase (decrease)	35,098	13,022	$ 1,883,944	$ 643,438
Class C
Shares sold	75,398	10,758	$ 4,094,387	$ 546,127
Reinvestment of distributions	267	-	14,031	-
Shares redeemed	(13,097)	-	(706,292)	-
Net increase (decrease)	62,568	10,758	$ 3,402,126	$ 546,127
Materials
Shares sold	4,521,581	6,290,426	$ 243,944,447	$ 311,961,345
Reinvestment of distributions	69,216	378,787	3,645,604	18,026,752
Shares redeemed	(3,113,431)	(5,806,915)	(167,128,074)	(273,224,056)
Net increase (decrease)	1,477,366	862,298	$ 80,461,977	$ 56,764,041
Institutional Class
Shares sold	62,169	4,445	$ 3,646,306	$ 210,000
Reinvestment of distributions	36	-	1,922	-
Shares redeemed	(2,186)	(2,112)	(121,793)	(106,028)
Net increase (decrease)	60,019	2,333	$ 3,526,435	$ 103,972

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Select Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 1,109.50	$ 6.20
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,108.10	$ 7.63
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.30
Class B
Actual	$ 1,000.00	$ 1,105.50	$ 10.27
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 1,105.20	$ 10.21
HypotheticalA	$ 1,000.00	$ 1,015.43	$ 9.78
Telecommunications
Actual	$ 1,000.00	$ 1,110.90	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.61	$ 4.57
Institutional Class
Actual	$ 1,000.00	$ 1,111.30	$ 4.51
HypotheticalA	$ 1,000.00	$ 1,020.86	$ 4.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.17%
Class T	1.44%
Class B	1.94%
Class C	1.93%
Telecommunications	.90%
Institutional Class	.85%

Semiannual Report

Select Telecommunications Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	24.2	17.5
Qwest Communications International, Inc.	10.0	9.8
Verizon Communications, Inc.	7.2	14.6
Synchronoss Technologies, Inc.	6.8	0.0
Level 3 Communications, Inc.	4.9	4.5
Time Warner Telecom, Inc. Class A (sub. vtg.)	4.6	4.5
SBA Communications Corp. Class A	3.9	4.5
Crown Castle International Corp.	3.8	4.3
SAVVIS, Inc.	3.5	0.0
Sprint Nextel Corp.	3.4	0.0
	72.3
Top Industries (% of fund's net assets)
As of August 31, 2007
Diversified Telecommunication Services	60.8%
Wireless Telecommunication Services	21.2%
Software	10.7%
Internet Software & Services	4.0%
Communications Equipment	2.1%
All Others*	1.2%

As of February 28, 2007
Diversified Telecommunication Services	65.1%
Wireless Telecommunication Services	30.7%
Diversified Financial Services	1.4%
Electronic Equipment & Instruments	0.0%
All Others*	2.8%

* Includes short-term investments and net other assets.

Semiannual Report

Select Telecommunications Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.1%
Communications Equipment - 2.1%
Juniper Networks, Inc. (a)	74,300	$ 2,445,956
Sonus Networks, Inc. (a)	56,800	328,304
Starent Networks Corp.	539,171	11,198,582
		13,972,842
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc.	500	5,025
Network Appliance, Inc. (a)	700	19,502
Synaptics, Inc. (a)	300	12,990
		37,517
DIVERSIFIED TELECOMMUNICATION SERVICES - 60.8%
Alternative Carriers - 13.2%
Cable & Wireless PLC	2,671,300	9,217,289
Cogent Communications Group, Inc. (a)	472,208	11,791,034
Global Crossing Ltd. (a)	199,200	3,792,768
Iliad Group SA	200	19,675
Level 3 Communications, Inc. (a)(d)	6,192,364	32,386,064
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	1,402,500	30,784,875
		87,991,705
Integrated Telecommunication Services - 47.6%
AT&T, Inc. (d)	4,028,502	160,616,374
BT Group PLC	4,900	31,242
Cbeyond, Inc. (a)	83,762	3,254,991
Cincinnati Bell, Inc. (a)	176,000	858,880
FairPoint Communications, Inc.	178,600	2,987,978
NeuStar, Inc. Class A (a)	105,000	3,320,100
NTELOS Holdings Corp.	560,768	15,017,367
Qwest Communications International, Inc. (a)(d)	7,405,144	66,276,039
Telefonica SA	90,800	2,260,315
Telefonica SA sponsored ADR	124,700	9,312,596
Telenor ASA	96,400	1,788,220
Telenor ASA sponsored ADR	26,900	1,496,985
Verizon Communications, Inc.	1,146,524	48,016,425
Windstream Corp.	60,008	856,914
		316,094,426
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		404,086,131
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Trimble Navigation Ltd. (a)	8,940	315,671

	Shares	Value
INTERNET SOFTWARE & SERVICES - 4.0%
Internet Software & Services - 4.0%
Google, Inc. Class A (sub. vtg.) (a)	6,700	$ 3,452,175
SAVVIS, Inc. (a)	583,900	23,198,347
		26,650,522
MEDIA - 0.6%
Broadcasting & Cable TV - 0.6%
Comcast Corp. Class A	61,500	1,604,535
Liberty Global, Inc. Class A (a)	400	16,392
Time Warner Cable, Inc.	52,200	1,915,740
Virgin Media, Inc.	29,600	704,480
		4,241,147
SOFTWARE - 10.7%
Application Software - 8.2%
Smith Micro Software, Inc. (a)(d)	560,000	9,234,400
Synchronoss Technologies, Inc. (a)(d)	1,306,763	45,396,947
		54,631,347
Home Entertainment Software - 2.5%
Gameloft (a)	1,665,586	14,635,767
Glu Mobile, Inc. (d)	184,711	1,540,490
		16,176,257
TOTAL SOFTWARE		70,807,604
WIRELESS TELECOMMUNICATION SERVICES - 21.2%
Wireless Telecommunication Services - 21.2%
ALLTEL Corp.	11,300	771,338
America Movil SAB de CV Series L sponsored ADR	153,200	9,262,472
American Tower Corp. Class A (a)	518,400	20,539,008
Bharti Airtel Ltd. (a)	606,894	13,166,081
Centennial Communications Corp. Class A (a)	141,400	1,329,160
Clearwire Corp. (d)	24,600	526,440
Crown Castle International Corp. (a)	679,600	24,982,096
Dobson Communications Corp. Class A (a)	24,300	306,909
InPhonic, Inc. (a)(d)	76,500	255,510
Leap Wireless International, Inc. (a)(d)	83,114	6,025,765
MetroPCS Communications, Inc. (d)	56,300	1,536,427
Orascom Telecom Holding SAE unit	40,500	2,336,850
Rural Cellular Corp. Class A (a)	22,500	966,600
SBA Communications Corp. Class A (a)	794,600	25,880,122
Sprint Nextel Corp.	1,189,900	22,512,908
Vodafone Group PLC sponsored ADR	329,300	10,669,320
		141,067,006
TOTAL COMMON STOCKS (Cost $553,248,103)		661,178,440
Money Market Funds - 20.7%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	4,920,357	$ 4,920,357
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	132,818,786	132,818,786
TOTAL MONEY MARKET FUNDS (Cost $137,739,143)		137,739,143
TOTAL INVESTMENT PORTFOLIO - 120.2% (Cost $690,987,246)		798,917,583
NET OTHER ASSETS - (20.2)%		(134,474,326)
NET ASSETS - 100%		$ 664,443,257
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 139,564
Fidelity Securities Lending Cash Central Fund	134,737
Total	$ 274,301
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
United Kingdom	3.0%
France	2.2%
India	2.0%
Spain	1.7%
Mexico	1.4%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information

At February 28, 2007, the fund had a capital loss carryforward of approximately $495,069,450 of which $321,438,292, $161,866,685 and $11,764,473 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommuniations Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $130,817,835) - See accompanying schedule: Unaffiliated issuers (cost $553,248,103)	$ 661,178,440
Fidelity Central Funds (cost $137,739,143)	137,739,143
Total Investments (cost $690,987,246)		$ 798,917,583
Receivable for fund shares sold		679,539
Dividends receivable		4,666
Distributions receivable from Fidelity Central Funds		40,161
Prepaid expenses		528
Other receivables		23,486
Total assets		799,665,963

Liabilities
Payable for fund shares redeemed	$ 1,464,244
Accrued management fee	307,890
Distribution fees payable	3,131
Other affiliated payables	170,275
Other payables and accrued expenses	458,380
Collateral on securities loaned, at value	132,818,786
Total liabilities		135,222,706

Net Assets		$ 664,443,257
Net Assets consist of:
Paid in capital		$ 1,005,377,964
Undistributed net investment income		2,275,044
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(450,704,770)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,495,019
Net Assets		$ 664,443,257

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,004,127 ÷ 71,079.0 shares)	$ 56.33

Maximum offering price per share (100/94.25 of $56.33)	$ 59.77
Class T: Net Asset Value and redemption price per share ($2,050,797 ÷ 36,467.6 shares)	$ 56.24

Maximum offering price per share (100/96.50 of $56.24)	$ 58.28
Class B: Net Asset Value and offering price per share ($1,042,725 ÷ 18,592.0 shares)A	$ 56.08

Class C: Net Asset Value and offering price per share ($1,151,720 ÷ 20,539.4 shares)A	$ 56.07

Telecommunications: Net Asset Value, offering price and redemption price per share ($655,948,915 ÷ 11,623,222.6 shares)	$ 56.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($244,973 ÷ 4,337.7 shares)	$ 56.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 4,983,444
Interest		11
Income from Fidelity Central Funds		274,301
Total income		5,257,756

Expenses
Management fee	$ 1,842,883
Transfer agent fees	895,833
Distribution fees	12,322
Accounting and security lending fees	128,619
Custodian fees and expenses	19,495
Independent trustees' compensation	1,178
Registration fees	63,142
Audit	23,362
Legal	1,697
Interest	7,218
Miscellaneous	6,938
Total expenses before reductions	3,002,687
Expense reductions	(40,415)	2,962,272
Net investment income (loss)		2,295,484
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,774)	47,430,840
Foreign currency transactions	(16,248)
Total net realized gain (loss)		47,414,592
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $226,934)	15,253,355
Assets and liabilities in foreign currencies	257
Total change in net unrealized appreciation (depreciation)		15,253,612
Net gain (loss)		62,668,204
Net increase (decrease) in net assets resulting from operations		$ 64,963,688

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,295,484	$ 6,535,260
Net realized gain (loss)	47,414,592	31,878,042
Change in net unrealized appreciation (depreciation)	15,253,612	54,610,776
Net increase (decrease) in net assets resulting from operations	64,963,688	93,024,078
Distributions to shareholders from net investment income	(1,405,720)	(5,987,382)
Share transactions - net increase (decrease)	(25,523,127)	136,866,943
Redemption fees	26,600	144,270
Total increase (decrease) in net assets	38,061,441	224,047,909

Net Assets
Beginning of period	626,381,816	402,333,907
End of period (including undistributed net investment income of $2,275,044 and undistributed net investment income of $1,385,280, respectively)	$ 664,443,257	$ 626,381,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.12	- J
Net realized and unrealized gain (loss)	5.44	3.15
Total from investment operations	5.56	3.15
Distributions from net investment income	(.12)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.33	$ 50.89
Total Return B, C, D	10.95%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.17% A	1.23% A
Expenses net of fee waivers, if any	1.17% A	1.23% A
Expenses net of all reductions	1.17% A	1.22% A
Net investment income (loss)	.43% A	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,004	$ 658
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss)E	.04	(.02)
Net realized and unrealized gain (loss)	5.45	3.14
Total from investment operations	5.49	3.12
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.24	$ 50.86
Total Return B, C, D	10.81%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.54% A
Expenses net of fee waivers, if any	1.44% A	1.54% A
Expenses net of all reductions	1.43% A	1.53% A
Net investment income (loss)	.16% A	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,051	$ 560
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05)
Net realized and unrealized gain (loss)	5.44	3.11
Total from investment operations	5.35	3.06
Distributions from net investment income	(.07)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.08	$ 50.80
Total Return B, C, D	10.55%	6.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	2.05% A
Expenses net of fee waivers, if any	1.94% A	2.05% A
Expenses net of all reductions	1.93% A	2.05% A
Net investment income (loss)	(.34)% A	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,043	$ 291
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss)E	(.09)	(.07)
Net realized and unrealized gain (loss)	5.43	3.14
Total from investment operations	5.34	3.07
Distributions from net investment income	(.08)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.07	$ 50.81
Total Return B, C, D	10.52%	6.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	2.07% A
Expenses net of fee waivers, if any	1.93% A	2.07% A
Expenses net of all reductions	1.93% A	2.06% A
Net investment income (loss)	(.33)% A	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,152	$ 332
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to Februaury 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 K	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 41.97	$ 34.83	$ 35.79	$ 23.62	$ 30.55
Income from Investment Operations
Net investment income (loss)E	.19	.61 H	.36	.49 I	.08	.03
Net realized and unrealized gain (loss)	5.45	8.85	7.11	(.96)	12.13	(6.95)
Total from investment operations	5.64	9.46	7.47	(.47)	12.21	(6.92)
Distributions from net investment income	(.12)	(.53)	(.33)	(.49)	(.05)	(.03)
Redemption fees added to paid in capital E	- L	.01	- L	- L	.01	.02
Net asset value, end of period	$ 56.43	$ 50.91	$ 41.97	$ 34.83	$ 35.79	$ 23.62
Total Return B, C, D	11.09%	22.69%	21.54%	(1.40)%	51.78%	(22.60)%
Ratios to Average Net Assets F, J
Expenses before reductions	.91% A	.99%	1.05%	1.09%	1.40%	1.56%
Expenses net of fee waivers, if any	.90% A	.97%	1.05%	1.09%	1.40%	1.56%
Expenses net of all reductions	.89% A	.97%	.96%	1.02%	1.34%	1.34%
Net investment income (loss)	.70% A	1.34% H	.96%	1.44% I	.27%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 655,949	$ 624,427	$ 402,334	$ 333,642	$ 439,350	$ 312,839
Portfolio turnover rate G	97% A	162%	148%	56%	98%	163%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. I Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss)D	.21	.16
Net realized and unrealized gain (loss)	5.45	3.01
Total from investment operations	5.66	3.17
Distributions from net investment income	(.09)	-
Redemption fees added to paid in capitalD	- I	- I
Net asset value, end of period	$ 56.48	$ 50.91
Total Return B, C	11.13%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.98% A
Expenses net of fee waivers, if any	.85% A	.98% A
Expenses net of all reductions	.84% A	.97% A
Net investment income (loss)	.75% A	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 245	$ 114
Portfolio turnover rate F	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 123,386,274
Unrealized depreciation	(19,397,940)
Net unrealized appreciation (depreciation)	$ 103,988,334
Cost for federal income tax purposes	$ 694,929,249

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $315,510,649 and $326,131,510, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,527	$ 454
Class T	.25%	.25%	3,132	238
Class B	.75%	.25%	3,167	2,509
Class C	.75%	.25%	3,496	1,910
			$ 12,322	$ 5,111

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,504
Class T	945
Class B*	336
Class C*	-
$ 5,785

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Telecommunications. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Telecommunications shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,955.29
Class T	1,931.31
Class B	978.31
Class C	1,062.30
Telecommunications	888,737.27
Institutional Class	170.21
	$ 895,833

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,011 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,061,250	5.36%	$ 7,218

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $648 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $134,737.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Telecommunications' operating expenses. During the period, this reimbursement reduced the class' expenses by $15,622.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,667 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Telecommunications	$ 4,007

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 2,897	$ -
Class T	1,861	-
Class B	547	-
Class C	791	-
Telecommunications	1,399,426	5,987,382
Institutional Class	198	-
Total	$ 1,405,720	$ 5,987,382

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Class A
Shares sold	61,376	12,932	$ 3,410,050	$ 655,617
Reinvestment of distributions	50	-	2,604	-
Shares redeemed	(3,279)	-	(185,819)	-
Net increase (decrease)	58,147	12,932	$ 3,226,835	$ 655,617
Class T
Shares sold	29,880	11,066	$ 1,636,905	$ 555,092
Reinvestment of distributions	35	-	1,856	-
Shares redeemed	(4,453)	(60)	(246,113)	(3,110)
Net increase (decrease)	25,462	11,006	$ 1,392,648	$ 551,982
Class B
Shares sold	14,498	5,729	$ 805,420	$ 285,388
Reinvestment of distributions	10	-	547	-
Shares redeemed	(1,645)	-	(89,768)	-
Net increase (decrease)	12,863	5,729	$ 716,199	$ 285,388
Class C
Shares sold	15,943	6,538	$ 869,161	$ 326,374
Reinvestment of distributions	15	-	791	-
Shares redeemed	(1,957)	-	(103,113)	-
Net increase (decrease)	14,001	6,538	$ 766,839	$ 326,374

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Telecommunications
Shares sold	2,927,323	12,699,449	$ 160,909,802	$ 581,140,315
Reinvestment of distributions	25,504	124,102	1,342,027	5,727,266
Shares redeemed	(3,595,545)	(10,144,422)	(193,995,536)	(451,923,224)
Net increase (decrease)	(642,718)	2,679,129	$ (31,743,707)	$ 134,944,357
Institutional Class
Shares sold	2,746	3,391	$ 153,280	$ 162,500
Reinvestment of distributions	4	-	198	-
Shares redeemed	(653)	(1,150)	(35,419)	(59,275)
Net increase (decrease)	2,097	2,241	$ 118,059	$ 103,225

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Consumer Staples
Select Gold
Select Materials
Select Telecommunications

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for retail class, as well as each fund's relative investment performance for retail class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included changes to the funds' indices. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of retail class of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). (The Advisor classes of each fund had less than one year of performance as of December 31, 2006.)

Consumer Staples Portfolio

The Board stated that the relative investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Gold Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of the retail class of the fund compared favorably to its benchmark. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Materials Portfolio

The Board stated that the relative investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Telecommunications Portfolio

The Board stated that the relative investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Staples Portfolio

Gold Portfolio

Semiannual Report

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

ASGMT-USAN-1007
1.855653.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Advisor
Focus Funds®

Institutional Class

Fidelity Advisor Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Consumer Staples	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 1,092.70	$ 6.31
Hypothetical A	$ 1,000.00	$ 1,019.10	$ 6.09
Class T
Actual	$ 1,000.00	$ 1,091.80	$ 7.36
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.10
Class B
Actual	$ 1,000.00	$ 1,088.70	$ 10.24
Hypothetical A	$ 1,000.00	$ 1,015.33	$ 9.88
Class C
Actual	$ 1,000.00	$ 1,089.10	$ 10.03
Hypothetical A	$ 1,000.00	$ 1,015.53	$ 9.68
Consumer Staples
Actual	$ 1,000.00	$ 1,094.50	$ 4.79
Hypothetical A	$ 1,000.00	$ 1,020.56	$ 4.62
Institutional Class
Actual	$ 1,000.00	$ 1,094.70	$ 4.53
Hypothetical A	$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.20%
Class T	1.40%
Class B	1.95%
Class C	1.91%
Consumer Staples	.91%
Institutional Class	.86%

Semiannual Report

Select Consumer Staples Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	16.3	18.0
The Coca-Cola Co.	8.8	8.0
PepsiCo, Inc.	7.8	9.8
CVS Caremark Corp.	5.5	4.1
Wal-Mart Stores, Inc.	4.8	2.1
Altria Group, Inc.	4.4	5.7
British American Tobacco PLC sponsored ADR	4.4	4.2
Nestle SA sponsored ADR	4.1	4.0
Colgate-Palmolive Co.	4.0	4.1
Walgreen Co.	3.0	2.0
	63.1
Top Industries (% of fund's net assets)
As of August 31, 2007
Beverages	26.4%
Household Products	20.8%
Food & Staples Retailing	20.4%
Food Products	14.2%
Tobacco	11.3%
All Others*	6.9%

As of February 28, 2007
Beverages	29.2%
Household Products	22.1%
Food & Staples Retailing	15.4%
Food Products	14.4%
Tobacco	12.3%
All Others*	6.6%

* Includes short-term investments and net other assets.

Semiannual Report

Select Consumer Staples Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BEVERAGES - 26.4%
Brewers - 6.1%
Anadolu Efes Biracilk Ve Malt Sanyii AS	18,000	$ 654,357
Boston Beer Co., Inc. Class A (a)	100	4,876
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	100	6,997
Grupo Modelo SA de CV Series C	100	490
Heineken NV (Bearer)	109,600	6,915,760
InBev SA	58,200	4,773,184
Molson Coors Brewing Co. Class B	132,140	11,821,244
SABMiller PLC	182,000	4,991,612
		29,168,520
Distillers & Vintners - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	17,800	1,273,768
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100	2,418
Diageo PLC sponsored ADR	55,500	4,740,810
Pernod Ricard SA	22,400	4,715,736
		10,732,732
Soft Drinks - 18.0%
Coca-Cola Femsa SA de CV sponsored ADR	29,200	1,185,520
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	84,700	4,066,447
Coca-Cola Icecek AS	68,000	575,495
Fomento Economico Mexicano SA de CV sponsored ADR	300	10,452
Hansen Natural Corp. (a)	100	4,491
Jones Soda Co. (a)(d)	85,000	918,000
PepsiCo, Inc.	544,800	37,062,744
The Coca-Cola Co.	773,600	41,604,208
		85,427,357
TOTAL BEVERAGES		125,328,609
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Senomyx, Inc. (a)	109,700	1,465,592
FOOD & STAPLES RETAILING - 20.4%
Drug Retail - 8.8%
CVS Caremark Corp.	694,100	26,250,862
Rite Aid Corp. (a)(d)	230,400	1,168,128
Walgreen Co.	319,900	14,417,893
		41,836,883
Food Distributors - 1.3%
Sysco Corp.	162,900	5,437,602
United Natural Foods, Inc. (a)	25,100	673,684
		6,111,286
Food Retail - 5.5%
Kroger Co.	332,700	8,843,166
Safeway, Inc. (d)	261,800	8,306,914

	Shares	Value
SUPERVALU, Inc.	111,800	$ 4,712,370
Tesco PLC	100	867
The Great Atlantic & Pacific Tea Co. (a)(d)	48,300	1,514,688
Whole Foods Market, Inc.	53,700	2,376,762
		25,754,767
Hypermarkets & Super Centers - 4.8%
Wal-Mart Stores, Inc.	521,400	22,748,682
TOTAL FOOD & STAPLES RETAILING		96,451,618
FOOD PRODUCTS - 14.2%
Agricultural Products - 2.5%
Archer-Daniels-Midland Co.	169,300	5,705,410
Bunge Ltd.	41,200	3,767,328
Corn Products International, Inc.	26,200	1,184,240
Nutreco Holding NV	14,900	1,029,160
		11,686,138
Packaged Foods & Meats - 11.7%
BioMar Holding AS	11,800	519,044
Cadbury Schweppes PLC sponsored ADR	76,700	3,622,541
Chiquita Brands International, Inc. (a)	56,500	881,400
Dean Foods Co.	92,200	2,476,492
Groupe Danone	79,300	5,987,150
Industrias Bachoco SA de CV sponsored ADR	36,100	1,165,669
Kellogg Co.	48,300	2,653,119
Koninklijke Numico NV	1,000	73,553
Koninklijke Wessanen NV	66,300	1,001,691
Kraft Foods, Inc. Class A	53,500	1,715,210
Lindt & Spruengli AG	59	1,873,446
Marine Harvest ASA (a)	1,285,000	1,507,771
Nestle SA sponsored ADR	178,300	19,470,360
Smithfield Foods, Inc. (a)	42,300	1,384,479
TreeHouse Foods, Inc. (a)	100	2,692
Tyson Foods, Inc. Class A	86,900	1,872,695
Unilever NV (NY Shares)	308,400	9,421,620
		55,628,932
TOTAL FOOD PRODUCTS		67,315,070
HOTELS, RESTAURANTS & LEISURE - 0.6%
Restaurants - 0.6%
Panera Bread Co. Class A (a)	27,600	1,207,224
Starbucks Corp. (a)	62,000	1,708,100
		2,915,324
HOUSEHOLD DURABLES - 0.0%
Housewares & Specialties - 0.0%
Tupperware Brands Corp.	100	3,079
HOUSEHOLD PRODUCTS - 20.8%
Household Products - 20.8%
Colgate-Palmolive Co.	284,800	18,887,936
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - CONTINUED
Household Products - continued
Henkel KGaA	51,423	$ 2,409,931
Procter & Gamble Co. (d)	1,185,297	77,411,747
		98,709,614
PERSONAL PRODUCTS - 2.8%
Personal Products - 2.8%
Avon Products, Inc.	259,100	8,900,085
Bare Escentuals, Inc.	48,805	1,200,603
Herbalife Ltd.	35,900	1,523,955
Physicians Formula Holdings, Inc.	140,000	1,411,200
		13,035,843
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	38,600	2,385,094
TOBACCO - 11.3%
Tobacco - 11.3%
Altria Group, Inc.	300,900	20,885,469
British American Tobacco PLC sponsored ADR	312,300	20,767,950
Japan Tobacco, Inc.	437	2,426,415
KT&G Corp.	32,890	2,502,766
Loews Corp. - Carolina Group	60,100	4,574,812
Souza Cruz Industria Comerico	116,000	2,382,671
		53,540,083
TOTAL COMMON STOCKS (Cost $411,764,799)		461,149,926
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	12,755,061	$ 12,755,061
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	13,431,750	13,431,750
TOTAL MONEY MARKET FUNDS (Cost $26,186,811)		26,186,811
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $437,951,610)		487,336,737
NET OTHER ASSETS - (2.8)%		(13,313,271)
NET ASSETS - 100%		$ 474,023,466
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 218,380
Fidelity Securities Lending Cash Central Fund	69,983
Total	$ 288,363
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.1%
United Kingdom	7.2%
Switzerland	4.5%
Netherlands	3.9%
France	2.3%
Belgium	1.0%
Others (individually less than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,255,571) - See accompanying schedule: Unaffiliated issuers (cost $411,764,799)	$ 461,149,926
Fidelity Central Funds (cost $26,186,811)	26,186,811
Total Investments (cost $437,951,610)		$ 487,336,737
Foreign currency held at value (cost $249,765)		249,765
Receivable for investments sold		3,445,726
Receivable for fund shares sold		4,201,226
Dividends receivable		672,383
Distributions receivable from Fidelity Central Funds		75,737
Prepaid expenses		228
Other receivables		5,748
Total assets		495,987,550

Liabilities
Payable for investments purchased	$ 7,171,172
Payable for fund shares redeemed	1,016,322
Accrued management fee	206,346
Distribution fees payable	4,831
Other affiliated payables	101,946
Other payables and accrued expenses	31,717
Collateral on securities loaned, at value	13,431,750
Total liabilities		21,964,084

Net Assets		$ 474,023,466
Net Assets consist of:
Paid in capital		$ 402,284,642
Undistributed net investment income		3,374,542
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,981,052
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,383,230
Net Assets		$ 474,023,466

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,216,852 ÷ 83,080 shares)	$ 62.79

Maximum offering price per share (100/94.25 of $62.79)	$ 66.62
Class T: Net Asset Value and redemption price per share ($6,635,481 ÷ 105,952 shares)	$ 62.63

Maximum offering price per share (100/96.50 of $62.63)	$ 64.90
Class B: Net Asset Value and offering price per share ($1,613,864 ÷ 25,859 shares)A	$ 62.41

Class C: Net Asset Value and offering price per share ($2,693,699 ÷ 43,143 shares)A	$ 62.44

Consumer Staples Porftolio: Net Asset Value, offering price and redemption price per share ($456,557,048 ÷ 7,263,153 shares)	$ 62.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,306,522 ÷ 20,788 shares)	$ 62.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 4,945,704
Interest		23,896
Income from Fidelity Central Funds		288,363
Total income		5,257,963

Expenses
Management fee	$ 1,152,836
Transfer agent fees	538,144
Distribution fees	16,638
Accounting and security lending fees	82,042
Custodian fees and expenses	43,909
Independent trustees' compensation	675
Registration fees	51,772
Audit	19,041
Legal	989
Miscellaneous	6,075
Total expenses before reductions	1,912,121
Expense reductions	(30,433)	1,881,688
Net investment income (loss)		3,376,275
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,573,103
Foreign currency transactions	(4,619)
Total net realized gain (loss)		19,568,484
Change in net unrealized appreciation (depreciation) on: Investment securities	13,034,178
Assets and liabilities in foreign currencies	(1,949)
Total change in net unrealized appreciation (depreciation)		13,032,229
Net gain (loss)		32,600,713
Net increase (decrease) in net assets resulting from operations		$ 35,976,988

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,376,275	$ 2,292,472
Net realized gain (loss)	19,568,484	23,009,399
Change in net unrealized appreciation (depreciation)	13,032,229	13,327,382
Net increase (decrease) in net assets resulting from operations	35,976,988	38,629,253
Distributions to shareholders from net investment income	(405,401)	(1,582,908)
Distributions to shareholders from net realized gain	(4,383,953)	(15,661,672)
Total distributions	(4,789,354)	(17,244,580)
Share transactions - net increase (decrease)	65,839,101	230,543,294
Redemption fees	14,702	47,547
Total increase (decrease) in net assets	97,041,437	251,975,514

Net Assets
Beginning of period	376,982,029	125,006,515
End of period (including undistributed net investment income of $3,374,542 and undistributed net investment income of $810,260, respectively)	$ 474,023,466	$ 376,982,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.41	(.01)
Net realized and unrealized gain (loss)	4.95	1.28
Total from investment operations	5.36	1.27
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.73)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.79	$ 58.16
Total Return B, C, D	9.27%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.20% A	1.29% A
Expenses net of fee waivers, if any	1.20% A	1.29% A
Expenses net of all reductions	1.19% A	1.28% A
Net investment income (loss)	1.36% A	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,217	$ 986
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.34	(.01)
Net realized and unrealized gain (loss)	4.96	1.18
Total from investment operations	5.30	1.17
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.73)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.63	$ 58.06
Total Return B, C, D	9.18%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.61% A
Expenses net of fee waivers, if any	1.40% A	1.61% A
Expenses net of all reductions	1.39% A	1.60% A
Net investment income (loss)	1.15% A	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,635	$ 529
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28. 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.18	(.07)
Net realized and unrealized gain (loss)	4.94	1.18
Total from investment operations	5.12	1.11
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.71)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.41	$ 58.00
Total Return B, C, D	8.87%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.95% A	2.09% A
Expenses net of fee waivers, if any	1.95% A	2.09% A
Expenses net of all reductions	1.94% A	2.09% A
Net investment income (loss)	.61% A	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,614	$ 226
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.19	(.08)
Net realized and unrealized gain (loss)	4.95	1.18
Total from investment operations	5.14	1.10
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.69)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 62.44	$ 57.99
Total Return B, C, D	8.91%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	2.14% A
Expenses net of fee waivers, if any	1.91% A	2.14% A
Expenses net of all reductions	1.90% A	2.14% A
Net investment income (loss)	.64% A	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,694	$ 178
Portfolio turnover rate G	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 I	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 58.13	$ 52.18	$ 51.42	$ 46.50	$ 35.71	$ 44.68
Income from Investment Operations
Net investment income (loss) E	.50	.56	.50	.29	.22	.25
Net realized and unrealized gain (loss)	4.96	8.88	3.25	4.90	10.80	(8.06)
Total from investment operations	5.46	9.44	3.75	5.19	11.02	(7.81)
Distributions from net investment income	(.06)	(.32)	(.44)	(.29)	(.24)	(.32)
Distributions from net realized gain	(.67)	(3.18)	(2.56)	-	-	(.88)
Total distributions	(.73)	(3.50)	(3.00)	(.29)	(.24)	(1.20)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	.04
Net asset value, end of period	$ 62.86	$ 58.13	$ 52.18	$ 51.42	$ 46.50	$ 35.71
Total Return B, C, D	9.45%	18.43%	7.50%	11.24%	30.94%	(17.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.92% A	1.01%	1.04%	1.06%	1.27%	1.25%
Expenses net of fee waivers, if any	.91% A	.99%	1.04%	1.06%	1.27%	1.25%
Expenses net of all reductions	.90% A	.98%	1.03%	1.05%	1.25%	1.17%
Net investment income (loss)	1.64% A	.99%	.97%	.61%	.55%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 456,557	$ 374,930	$ 125,007	$ 139,328	$ 104,436	$ 88,123
Portfolio turnover rate G	108% A	99%	75%	86%	62%	225%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.52	.07
Net realized and unrealized gain (loss)	4.95	1.16
Total from investment operations	5.47	1.23
Distributions from net investment income	(.07)	-
Distributions from net realized gain	(.67)	-
Total distributions	(.74)	-
Redemption fees added to paid in capital D	- I	- I
Net asset value, end of period	$ 62.85	$ 58.12
Total Return B, C	9.47%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	1.00% A
Expenses net of fee waivers, if any	.86% A	1.00% A
Expenses net of all reductions	.85% A	1.00% A
Net investment income (loss)	1.69% A	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307	$ 132
Portfolio turnover rate F	108% A	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. . The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 52,100,054
Unrealized depreciation	(3,863,553)
Net unrealized appreciation (depreciation)	$ 48,236,501
Cost for federal income tax purposes	$ 439,100,236

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $284,297,029 and $219,936,273, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,507	$ 560
Class T	.25%	.25%	4,385	169
Class B	.75%	.25%	4,314	3,353
Class C	.75%	.25%	4,432	2,542
			$ 16,638	$ 6,624

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,609
Class T	2,525
Class B *	56
Class C *	82
$ 17,272

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Consumer Staples. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Consumer Staples shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,153.29
Class T	2,299.26
Class B	1,285.30
Class C	1,222.27
Consumer Staples	528,008.26
Institutional Class	1,177.20
	$ 538,144

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $411 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $401 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $69,983.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Consumer Staples	1.15%	$ 15,515

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,419 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,375. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 21
Consumer Staples	2,029
$ 2,050

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 1,646	$ -
Class T	1,109	-
Class B	383	-
Class C	112	-
Consumer Staples	400,738	1,582,908
Institutional Class	1,413	-
Total	$ 405,401	$ 1,582,908
From net realized gain
Class A	$ 17,507	$ -
Class T	12,180	-
Class B	6,410	-
Class C	3,964	-
Consumer Staples	4,330,561	15,661,672
Institutional Class	13,331	-
Total	$ 4,383,953	$ 15,661,672

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007 A	Six months ended August 31, 2007	Year ended February 28, 2007 A
Class A
Shares sold	73,522	17,300	$ 4,505,830	$ 1,017,780
Reinvestment of distributions	313	-	18,843	-
Shares redeemed	(7,715)	(340)	(478,338)	(20,214)
Net increase (decrease)	66,120	16,960	$ 4,046,335	$ 997,566
Class T
Shares sold	99,929	9,119	$ 6,116,120	$ 531,803
Reinvestment of distributions	164	-	9,874	-
Shares redeemed	(3,260)	-	(201,270)	-
Net increase (decrease)	96,833	9,119	$ 5,924,724	$ 531,803
Class B
Shares sold	22,930	3,902	$ 1,396,095	$ 225,744
Reinvestment of distributions	113	-	6,793	-
Shares redeemed	(1,086)	-	(65,208)	-
Net increase (decrease)	21,957	3,902	$ 1,337,680	$ 225,744
Class C
Shares sold	41,341	3,073	$ 2,533,570	$ 177,350
Reinvestment of distributions	64	-	3,857	-
Shares redeemed	(1,335)	-	(82,013)	-
Net increase (decrease)	40,070	3,073	$ 2,455,414	$ 177,350
Consumer Staples
Shares sold	2,895,084	6,369,570	$ 177,541,242	$ 359,958,201
Reinvestment of distributions	74,533	292,584	4,492,833	16,482,463
Shares redeemed	(2,156,124)	(2,608,360)	(131,033,693)	(147,956,526)
Net increase (decrease)	813,493	4,053,794	$ 51,000,382	$ 228,484,138
Institutional Class
Shares sold	39,206	4,028	$ 2,360,576	$ 230,500
Reinvestment of distributions	105	-	6,316	-
Shares redeemed	(20,793)	(1,758)	(1,292,326)	(103,807)
Net increase (decrease)	18,518	2,270	$ 1,074,566	$ 126,693

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Select Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 975.00	$ 5.86
Hypothetical A	$ 1,000.00	$ 1,019.20	$ 5.99
Class T
Actual	$ 1,000.00	$ 974.90	$ 7.10
Hypothetical A	$ 1,000.00	$ 1,017.95	$ 7.25
Class B
Actual	$ 1,000.00	$ 971.90	$ 9.62
Hypothetical A	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 971.40	$ 9.51
Hypothetical A	$ 1,000.00	$ 1,015.48	$ 9.73
Gold
Actual	$ 1,000.00	$ 977.10	$ 4.22
Hypothetical A	$ 1,000.00	$ 1,020.86	$ 4.32
Institutional Class
Actual	$ 1,000.00	$ 977.10	$ 4.03
Hypothetical A	$ 1,000.00	$ 1,021.06	$ 4.12

A 5% return per year before expenses

Semiannual Report

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.43%
Class B	1.94%
Class C	1.92%
Gold	.85%
Institutional Class	.81%

Semiannual Report

Select Gold Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Newcrest Mining Ltd.	8.3	9.6
Goldcorp, Inc.	8.1	4.6
Barrick Gold Corp.	7.9	8.1
Lihir Gold Ltd.	7.3	4.4
Meridian Gold, Inc.	7.1	9.6
Gold Fields Ltd.	6.8	4.3
Newmont Mining Corp.	5.0	8.5
Kinross Gold Corp.	4.9	5.5
IAMGOLD Corp.	4.3	5.7
Agnico-Eagle Mines Ltd.	4.1	0.5
	63.8
Top Industries (% of fund's net assets)
As of August 31, 2007
Gold	89.2%
Precious Metals & Minerals	8.1%
Diversified Metals & Mining	1.2%
Steel	0.5%
All Others*	1.0%

As of February 28, 2007
Gold	78.8%
Precious Metals & Minerals	10.4%
Diversified Metals & Mining	1.1%
All Others*	9.7%

* Includes short-term investments and net other assets.

Semiannual Report

Select Gold Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 8.5%
METALS & MINING - 8.5%
Gold - 8.5%
Newcrest Mining Ltd.	5,224,971	$ 104,758,447
Sino Gold Mining Ltd. (a)(d)	568,000	2,821,474
		107,579,921
Bermuda - 0.3%
METALS & MINING - 0.3%
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	125,000	3,831,635
Brazil - 0.1%
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Companhia Vale do Rio Doce sponsored ADR	25,600	1,262,848
Canada - 53.8%
METALS & MINING - 53.8%
Diversified Metals & Mining - 0.4%
Anatolia Minerals Development Ltd. (a)	29,000	153,506
First Quantum Minerals Ltd.	15,800	1,196,913
FNX Mining Co., Inc. (a)	46,000	1,254,486
Ivanhoe Mines Ltd. (a)	168,500	1,890,749
		4,495,654
Gold - 49.5%
Agnico-Eagle Mines Ltd.	1,156,500	51,711,500
Alamos Gold, Inc. (a)	3,500,000	18,725,439
Arizona Star Resource Corp. (a)(e)	3,800,000	38,250,083
Aurelian Resources, Inc. (a)	483,500	2,930,164
Aurizon Mines Ltd. (a)	104,000	321,045
Barrick Gold Corp.	3,081,600	100,176,439
Bema Gold Corp. warrants 9/7/11 (a)	600,000	1,079,494
Coral Gold Resources Ltd. (a)(e)	2,016,600	2,196,004
Crystallex International Corp. (a)	943,000	2,705,639
Eldorado Gold Corp. (a)	3,500,000	17,267,175
Goldcorp, Inc.	4,308,900	101,719,499
Golden Star Resources Ltd. (a)	832,800	2,618,149
Great Basin Gold Ltd.	152,000	331,045
High River Gold Mines Ltd. (a)	48,900	115,299
High River Gold Mines Ltd. warrants 1/27/08 (a)	332,500	124,368
IAMGOLD Corp.	8,052,100	53,601,878
Kinross Gold Corp. (a)	5,019,000	61,403,797
Meridian Gold, Inc. (a)	3,200,000	88,864,005
Miramar Mining Corp. (a)	522,600	2,296,164
Novagold Resources, Inc. (a)	800,000	11,302,495
Orezone Resources, Inc. Class A (a)(e)	8,870,700	13,607,816
Peak Gold Ltd. (a)(f)	5,857,000	2,773,069
Peak Gold Ltd. warrants 4/3/12 (a)(f)	2,928,500	526,883
Red Back Mining, Inc. (a)	146,000	774,206

	Shares	Value
US Gold Canadian Acquisition Corp. (a)(e)	2,501,516	$ 14,899,423
Yamana Gold, Inc.	2,998,200	33,188,730
		623,509,808
Precious Metals & Minerals - 3.9%
Aber Diamond Corp.	471,990	16,827,256
Etruscan Resources, Inc. (a)	37,000	104,408
Minefinders Corp. Ltd. (a)	1,100,000	9,707,874
Pan American Silver Corp. (a)	500,000	12,465,002
Shore Gold, Inc. (a)	2,860,000	8,828,749
Silver Standard Resources, Inc. (a)	59,000	1,723,391
SouthernEra Diamonds, Inc. Class A (a)	6,500	3,016
		49,659,696
TOTAL METALS & MINING		677,665,158
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zijin Mining Group Co. Ltd. (H Shares)	24,588,000	21,695,387
Netherlands - 0.5%
METALS & MINING - 0.5%
Steel - 0.5%
Arcelor Mittal (NY Shares) Class A	95,200	6,302,240
Papua New Guinea - 7.3%
METALS & MINING - 7.3%
Gold - 7.3%
Lihir Gold Ltd. (a)	36,473,184	91,632,838
Peru - 1.5%
METALS & MINING - 1.5%
Precious Metals & Minerals - 1.5%
Compania de Minas Buenaventura SA	400,000	15,475,949
Compania de Minas Buenaventura SA sponsored ADR	100,000	3,823,000
		19,298,949
South Africa - 13.6%
METALS & MINING - 13.6%
Diversified Metals & Mining - 0.2%
African Rainbow Minerals Ltd. (a)	131,000	2,157,323
Gold - 11.4%
Anglogold Ashanti Ltd. sponsored ADR	1,000,000	39,030,000
Gold Fields Ltd.	175,000	2,653,000
Gold Fields Ltd. sponsored ADR	5,498,000	83,349,680
Harmony Gold Mining Co. Ltd. (a)	1,300,000	11,635,000
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	780,000	6,981,000
		143,648,680
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - CONTINUED
Precious Metals & Minerals - 2.0%
Anglo Platinum Ltd.	44,758	$ 5,984,461
Impala Platinum Holdings Ltd.	671,512	19,961,835
		25,946,296
TOTAL METALS & MINING		171,752,299
United Kingdom - 4.3%
METALS & MINING - 4.3%
Diversified Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	88,000	5,047,110
BHP Billiton PLC	44,000	1,294,609
		6,341,719
Gold - 3.4%
Randgold Resources Ltd. sponsored ADR	1,790,174	42,874,667
Precious Metals & Minerals - 0.4%
Hochschild Mining PLC	202,193	1,330,293
Lonmin PLC	61,000	3,827,017
		5,157,310
TOTAL METALS & MINING		54,373,696
United States of America - 7.4%
METALS & MINING - 7.4%
Gold - 7.4%
Newmont Mining Corp.	1,485,000	62,756,100
Royal Gold, Inc. (d)	941,000	26,122,160
US Gold Corp. (a)	528,400	3,149,264
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	689,740
		92,717,264
TOTAL COMMON STOCKS (Cost $1,069,109,146)		1,248,112,235
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	9,310,968	$ 9,310,968
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	5,936,750	5,936,750
TOTAL MONEY MARKET FUNDS (Cost $15,247,718)		15,247,718
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,084,356,864)		1,263,359,953
NET OTHER ASSETS - (0.2)%		(2,285,435)
NET ASSETS - 100%		$ 1,261,074,518
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,299,952 or 0.3% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $689,740 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,120,274
Fidelity Securities Lending Cash Central Fund	143,620
Total	$ 2,263,894
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arizona Star Resource Corp.	$ 43,863,024	$ -	$ -	$ -	$ 38,250,083
Central Asia Gold Ltd.	5,874,969	-	6,765,535	-	-
Coral Gold Resources Ltd.	2,034,618	-	-	-	2,196,004
IAMGOLD Corp.	83,536,403	37,756,426	50,042,137	-	-
Meridian Gold, Inc.	141,535,462	11,114,622	65,520,085	-	-
Minefinders Corp. Ltd.	33,742,038	-	22,728,120	-	-
Orezone Resources, Inc. Class A	18,041,127	-	2,037,688	-	13,607,816
Tone Resources Ltd.	2,366,021	-	2,654,193	-	-
US Gold Canadian Acquisition Corp.	-	12,695,730	-	-	14,899,423
White Knight Resources Ltd.	6,087,418	-	7,050,424	-	-
Total	$ 337,081,080	$ 61,566,778	$ 156,798,182	$ -	$ 68,953,326
Income Tax Information

The fund has a capital loss carryforward of $5,961,929, which was acquired in the merger with Select Precious Metals and Minerals, which will expire on February 29, 2008, and is available to offset future capital gains of the fund up to $5,961,929 per year as provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Gold Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,926,430) - See accompanying schedule: Unaffiliated issuers (cost $1,013,304,101)	$ 1,179,158,909
Fidelity Central Funds (cost $15,247,718)	15,247,718
Other affiliated issuers (cost $55,805,045)	68,953,326
Total Investments (cost $1,084,356,864)		$ 1,263,359,953
Foreign currency held at value (cost $2,064,284)		2,064,284
Receivable for investments sold		22,276,187
Receivable for fund shares sold		1,335,970
Dividends receivable		889,197
Distributions receivable from Fidelity Central Funds		139,646
Prepaid expenses		2,029
Other receivables		64,551
Total assets		1,290,131,817

Liabilities
Payable for investments purchased	$ 19,883,477
Payable for fund shares redeemed	2,310,652
Accrued management fee	589,472
Distribution fees payable	3,651
Other affiliated payables	288,501
Other payables and accrued expenses	44,796
Collateral on securities loaned, at value	5,936,750
Total liabilities		29,057,299

Net Assets		$ 1,261,074,518
Net Assets consist of:
Paid in capital		$ 1,102,878,789
Undistributed net investment income		16,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,819,476)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,998,602
Net Assets		$ 1,261,074,518

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,679,991 ÷ 108,319 shares)	$ 33.97

Maximum offering price per share (100/94.25 of $33.97)	$ 36.04
Class T: Net Asset Value and redemption price per share ($1,649,749 ÷ 48,595 shares)	$ 33.95

Maximum offering price per share (100/96.50 of $33.95)	$ 35.18
Class B: Net Asset Value and offering price per share ($1,641,739 ÷ 48,548 shares)A	$ 33.82

Class C: Net Asset Value and offering price per share ($1,382,064 ÷ 40,922 shares)A	$ 33.77

Gold: Net Asset Value, offering price and redemption price per share ($1,251,694,244 ÷ 36,751,026 shares)	$ 34.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,026,731 ÷ 30,153 shares)	$ 34.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)
Investment Income
Dividends		$ 3,349,872
Interest		3,149
Income from Fidelity Central Funds		2,263,894
Total income		5,616,915

Expenses
Management fee	$ 3,814,443
Transfer agent fees	1,611,455
Distribution fees	17,507
Accounting and security lending fees	220,339
Custodian fees and expenses	71,341
Independent trustees' compensation	2,225
Registration fees	54,311
Audit	20,647
Legal	7,610
Miscellaneous	22,773
Total expenses before reductions	5,842,651
Expense reductions	(241,943)	5,600,708
Net investment income (loss)		16,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,310,239
Other affiliated issuers	14,433,913
Foreign currency transactions	(82,095)
Total net realized gain (loss)		57,662,057
Change in net unrealized appreciation (depreciation) on: Investment securities	(90,122,603)
Assets and liabilities in foreign currencies	36,131
Total change in net unrealized appreciation (depreciation)		(90,086,472)
Net gain (loss)		(32,424,415)
Net increase (decrease) in net assets resulting from operations		$ (32,408,208)

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,207	$ 9,095,705
Net realized gain (loss)	57,662,057	107,242,792
Change in net unrealized appreciation (depreciation)	(90,086,472)	60,139,115
Net increase (decrease) in net assets resulting from operations	(32,408,208)	176,477,612
Distributions to shareholders from net investment income	(7,077,865)	(754,152)
Distributions to shareholders from net realized gain	(62,478,729)	(195,955,908)
Total distributions	(69,556,594)	(196,710,060)
Share transactions - net increase (decrease)	(115,199,549)	170,798,657
Redemption fees	164,012	1,843,164
Total increase (decrease) in net assets	(217,000,339)	152,409,373

Net Assets
Beginning of period	1,478,074,857	1,325,665,484
End of period (including undistributed net investment income of $16,603 and undistributed net investment income of $9,093,033, respectively)	$ 1,261,074,518	$ 1,478,074,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)
Net realized and unrealized gain (loss)	(.73)	(.07) H
Total from investment operations	(.79)	(.08)
Distributions from net investment income	(.19)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.77)	-
Redemption fees added to paid in capitalE	- K	.01
Net asset value, end of period	$ 33.97	$ 36.53
Total Return B, C, D	(2.50)%	(.19)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.18% A	1.13% A
Expenses net of fee waivers, if any	1.18% A	1.13% A
Expenses net of all reductions	1.15% A	1.10% A
Net investment income (loss)	(.33)% A	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,680	$ 1,857
Portfolio turnover rate G	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.10)	(.03)
Net realized and unrealized gain (loss)	(.70)	(.09) H
Total from investment operations	(.80)	(.12)
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.74)	-
Redemption fees added to paid in capitalE	- K	.01
Net asset value, end of period	$ 33.95	$ 36.49
Total Return B, C, D	(2.51)%	(.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.43% A	1.46% A
Expenses net of fee waivers, if any	1.43% A	1.46% A
Expenses net of all reductions	1.40% A	1.43% A
Net investment income (loss)	(.58)% A	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,650	$ 1,093
Portfolio turnover rate G	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.19)	(.07)
Net realized and unrealized gain (loss)	(.71)	(.08) H
Total from investment operations	(.90)	(.15)
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.74)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 33.82	$ 36.46
Total Return B, C, D	(2.81)%	(.38)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.94% A	1.96% A
Expenses net of fee waivers, if any	1.94% A	1.96% A
Expenses net of all reductions	1.91% A	1.93% A
Net investment income (loss)	(1.08)% A	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,642	$ 902
Portfolio turnover rate G	71%A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.18)	(.07)
Net realized and unrealized gain (loss)	(.74)	(.10) H
Total from investment operations	(.92)	(.17)
Distributions from net investment income	(.17)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.75)	-
Redemption fees added to paid in capital E	- K	.01
Net asset value, end of period	$ 33.77	$ 36.44
Total Return B, C, D	(2.86)%	(.44)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.92% A	2.02% A
Expenses net of fee waivers, if any	1.92% A	2.02% A
Expenses net of all reductions	1.89% A	1.99% A
Net investment income (loss)	(1.06)% A	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,382	$ 437
Portfolio turnover rate G	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Gold

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 K	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 36.54	$ 35.91	$ 27.46	$ 27.21	$ 22.73	$ 18.25
Income from Investment Operations
Net investment income (loss) E	-L	.22H	.04	.02 I	(.01)	.05
Net realized and unrealized gain (loss)	(.72)	5.49	12.21	.18	5.85	4.67
Total from investment operations	(.72)	5.71	12.25	.20	5.84	4.72
Distributions from net investment income	(.18)	(.02)	(.02)	-	(1.42)	(.36)
Distributions from net realized gain	(1.58)	(5.10)	(3.84)	-	-	-
Total distributions	(1.76)	(5.12)	(3.86)	-	(1.42)	(.36)
Redemption fees added to paid in capital E	- L	.04	.06	.05	.06	.12
Net asset value, end of period	$ 34.06	$ 36.54	$ 35.91	$ 27.46	$ 27.21	$ 22.73
Total Return B, C, D	(2.29)%	16.19%	48.84%	.92%	26.79%	26.68%
Ratios to Average Net AssetsF, J
Expenses before reductions	.85% A	.90%	.97%	1.00%	1.12%	1.18%
Expenses net of fee waivers, if any	.85% A	.90%	.97%	1.00%	1.12%	1.18%
Expenses net of all reductions	.82% A	.87%	.82%	.89%	1.04%	1.11%
Net investment income (loss)	.01% A	.62% H	.13%	.07% I	(.03)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,251,694	$ 1,473,400	$ 1,325,665	$ 705,216	$ 735,744	$ 686,029
Portfolio turnover rate G	71% A	85%	108%	79%	41%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Year ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss)D	.01	.01
Net realized and unrealized gain (loss)	(.73)	(.08)G
Total from investment operations	(.72)	(.07)
Distributions from net investment income	(.19)	-
Distributions from net realized gain	(1.58)	-
Total distributions	(1.77)	-
Redemption fees added to paid in capitalD	- J	.01
Net asset value, end of period	$ 34.05	$ 36.54
Total ReturnB, C	(2.29)%	(.16)%
Ratios to Average Net Assets E, I
Expenses before reductions	.81% A	.94% A
Expenses net of fee waivers, if any	.81% A	.94% A
Expenses net of all reductions	.77% A	.91% A
Net investment income (loss)	.05% A	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,027	$ 385
Portfolio turnover rate F	71% A	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Gold, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may also invest in certain precious metals.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 170,704,143
Unrealized depreciation	(40,544,185)
Net unrealized appreciation (depreciation)	$ 130,159,958
Cost for federal income tax purposes	$ 1,133,199,995

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $453,762,046 and $507,765,172, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,650	$ 155
Class T	.25%	.25%	3,052	209
Class B	.75%	.25%	5,846	4,492
Class C	.75%	.25%	4,959	2,754
			$ 17,507	$ 7,610

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,818
Class T	1,878
Class B*	1,001
Class C*	314
$ 9,011

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Gold. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Gold shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,585.31
Class T	1,936.32
Class B	1,880.32
Class C	1,490.30
Gold	1,600,515.24
Institutional Class	1,049.19
	$ 1,611,455

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $67 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,506 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $143,620.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Gold's operating expenses. During the period, this reimbursement reduced the class' expenses by 15,614.

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $205,191 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,569. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Gold	$ 12,235

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 13,831	$ -
Class T	6,353	-
Class B	4,260	-
Class C	3,734	-
Gold	7,042,946	754,152
Institutional Class	6,741	-
Total	$ 7,077,865	$ 754,152
From net realized gain
Class A	$ 117,496	$ -
Class T	61,583	-
Class B	42,336	-
Class C	34,501	-
Gold	62,166,758	195,955,908
Institutional Class	56,055	-
Total	$ 62,478,729	$ 195,955,908

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Class A
Shares sold	88,279	52,274	$ 3,074,605	$ 1,914,223
Reinvestment of distributions	3,566	-	129,963	-
Shares redeemed	(34,372)	(1,428)	(1,177,271)	(52,108)
Net increase (decrease)	57,473	50,846	$ 2,027,297	$ 1,862,115
Class T
Shares sold	36,910	29,954	$ 1,287,499	$ 1,097,866
Reinvestment of distributions	1,864	-	67,937	-
Shares redeemed	(20,133)	-	(729,833)	-
Net increase (decrease)	18,641	29,954	$ 625,603	$ 1,097,866
Class B
Shares sold	28,015	24,802	$ 957,405	$ 903,324
Reinvestment of distributions	1,275	-	46,365	-
Shares redeemed	(5,484)	(60)	(189,658)	(2,269)
Net increase (decrease)	23,806	24,742	$ 814,112	$ 901,055
Class C
Shares sold	36,103	12,002	$ 1,271,025	$ 438,523
Reinvestment of distributions	1,039	-	37,735	-
Shares redeemed	(8,222)	-	(278,705)	-
Net increase (decrease)	28,920	12,002	$ 1,030,055	$ 438,523
Gold
Shares sold	7,209,548	37,990,378	$ 253,293,193	$ 1,364,967,296
Reinvestment of distributions	1,822,490	5,102,742	66,484,441	188,386,905
Shares redeemed	(12,602,283)	(39,683,634)	(440,145,566)	(1,387,242,690)
Net increase (decrease)	(3,570,245)	3,409,486	$ (120,367,932)	$ 166,111,511
Institutional Class
Shares sold	54,763	11,934	$ 1,944,079	$ 438,322
Reinvestment of distributions	1,711	-	62,388	-
Shares redeemed	(36,860)	(1,395)	(1,335,151)	(50,735)
Net increase (decrease)	19,614	10,539	$ 671,316	$ 387,587

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Select Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 1,096.30	$ 6.38
Hypothetical A	$ 1,000.00	$ 1,019.05	$ 6.14
Class T
Actual	$ 1,000.00	$ 1,094.50	$ 7.74
Hypothetical A	$ 1,000.00	$ 1,017.75	$ 7.46
Class B
Actual	$ 1,000.00	$ 1,091.90	$ 10.36
Hypothetical A	$ 1,000.00	$ 1,015.23	$ 9.98
Class C
Actual	$ 1,000.00	$ 1,091.70	$ 10.25
Hypothetical A	$ 1,000.00	$ 1,015.33	$ 9.88
Materials
Actual	$ 1,000.00	$ 1,097.50	$ 4.80
Hypothetical A	$ 1,000.00	$ 1,020.56	$ 4.62
Institutional Class
Actual	$ 1,000.00	$ 1,097.60	$ 4.53
Hypothetical A	$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

Semiannual Report

Select Materials Portfolio
Shareholder Expense Example - continued

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.21%
Class T	1.47%
Class B	1.97%
Class C	1.95%
Materials	.91%
Institutional Class	.86%

Semiannual Report

Select Materials Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.3	8.2
Monsanto Co.	7.2	5.7
Freeport-McMoRan Copper & Gold, Inc. Class B	4.8	0.0
Dow Chemical Co.	4.7	5.1
Alcoa, Inc.	4.3	4.4
Praxair, Inc.	3.9	3.9
Air Products & Chemicals, Inc.	3.4	3.4
3M Co.	3.0	0.0
Nucor Corp.	2.8	3.0
Celanese Corp. Class A	2.3	0.0
	44.7
Top Industries (% of fund's net assets)
As of August 31, 2007
Chemicals	53.8%
Metals & Mining	28.0%
Paper & Forest Products	5.2%
Containers & Packaging	4.4%
Industrial Conglomerates	3.0%
All Others*	5.6%

As of February 28, 2007
Chemicals	43.5%
Metals & Mining	29.6%
Paper & Forest Products	7.5%
Construction Materials	5.9%
Containers & Packaging	5.7%
All Others*	7.8%

* Includes short-term investments and net other assets.

Semiannual Report

Select Materials Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CHEMICALS - 53.8%
Commodity Chemicals - 4.1%
Celanese Corp. Class A	225,300	$ 8,092,776
Lyondell Chemical Co.	137,400	6,369,864
		14,462,640
Diversified Chemicals - 19.7%
Cabot Corp.	61,200	2,468,808
Dow Chemical Co.	388,900	16,578,807
E.I. du Pont de Nemours & Co.	594,900	29,001,372
Eastman Chemical Co.	53,700	3,585,012
FMC Corp.	31,100	2,799,000
Hercules, Inc.	177,795	3,701,692
Huntsman Corp.	66,900	1,736,055
Olin Corp.	97,100	2,081,824
PPG Industries, Inc.	100,700	7,386,345
		69,338,915
Fertilizers & Agricultural Chemicals - 9.9%
Agrium, Inc.	77,200	3,527,200
Monsanto Co.	361,544	25,214,079
The Mosaic Co. (a)	141,200	5,933,224
		34,674,503
Industrial Gases - 9.1%
Air Products & Chemicals, Inc.	134,400	12,097,344
Airgas, Inc.	137,400	6,350,628
Praxair, Inc.	180,200	13,633,932
		32,081,904
Specialty Chemicals - 11.0%
Albemarle Corp.	90,600	3,666,582
Chemtura Corp.	132,700	1,222,167
Cytec Industries, Inc.	27,100	1,799,440
Ecolab, Inc.	164,000	6,832,240
H.B. Fuller Co.	108,000	2,906,280
Lubrizol Corp.	58,300	3,706,714
Minerals Technologies, Inc.	26,380	1,738,706
Nalco Holding Co.	151,900	3,797,500
Rohm & Haas Co.	136,200	7,700,748
Sigma Aldrich Corp.	72,400	3,243,520
Valspar Corp.	53,900	1,453,683
Zoltek Companies, Inc. (a)	13,100	540,899
		38,608,479
TOTAL CHEMICALS		189,166,441
CONSTRUCTION MATERIALS - 2.5%
Construction Materials - 2.5%
Martin Marietta Materials, Inc.	11,000	1,485,000
Polaris Minerals Corp. (a)(e)	361,700	3,962,757
Vulcan Materials Co.	38,500	3,465,385
		8,913,142

	Shares	Value
CONTAINERS & PACKAGING - 4.4%
Metal & Glass Containers - 1.9%
Ball Corp.	31,747	$ 1,662,908
Crown Holdings, Inc. (a)	60,900	1,462,818
Owens-Illinois, Inc. (a)	55,700	2,240,254
Pactiv Corp. (a)	44,800	1,310,400
		6,676,380
Paper Packaging - 2.5%
Bemis Co., Inc.	44,800	1,338,176
Packaging Corp. of America	122,200	3,183,310
Smurfit-Stone Container Corp. (a)	132,700	1,401,312
Temple-Inland, Inc.	50,100	2,759,508
		8,682,306
TOTAL CONTAINERS & PACKAGING		15,358,686
INDUSTRIAL CONGLOMERATES - 3.0%
Industrial Conglomerates - 3.0%
3M Co.	114,400	10,409,256
METALS & MINING - 28.0%
Aluminum - 4.3%
Alcoa, Inc.	413,600	15,108,808
Diversified Metals & Mining - 6.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	193,228	16,891,992
Rio Tinto PLC sponsored ADR	6,400	1,758,720
Titanium Metals Corp. (a)(d)	173,600	5,442,360
		24,093,072
Gold - 3.3%
Goldcorp, Inc.	121,800	2,875,313
Meridian Gold, Inc. (a)	111,600	3,099,132
Newmont Mining Corp.	132,400	5,595,224
		11,569,669
Steel - 13.5%
Allegheny Technologies, Inc.	44,900	4,462,611
Arcelor Mittal (NY Shares) Class A	55,300	3,660,860
Carpenter Technology Corp.	37,000	4,323,080
Chaparral Steel Co.	48,900	4,180,950
Commercial Metals Co.	47,200	1,363,608
Nucor Corp. (d)	183,000	9,680,700
Reliance Steel & Aluminum Co. (d)	115,700	6,128,629
Ryerson Tull, Inc.	73,700	2,457,158
Steel Dynamics, Inc.	135,000	5,856,300
United States Steel Corp.	56,500	5,338,120
		47,452,016
TOTAL METALS & MINING		98,223,565
OIL, GAS & CONSUMABLE FUELS - 1.6%
Coal & Consumable Fuels - 1.6%
Cameco Corp.	32,900	1,328,711
Coalcorp Mining, Inc. (a)	397,571	1,411,762
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
CONSOL Energy, Inc.	35,900	$ 1,431,692
Peabody Energy Corp.	34,700	1,475,097
		5,647,262
PAPER & FOREST PRODUCTS - 5.2%
Forest Products - 2.7%
Deltic Timber Corp.	34,418	1,968,710
Weyerhaeuser Co.	109,700	7,478,249
		9,446,959
Paper Products - 2.5%
Glatfelter	129,656	1,913,723
International Paper Co. (d)	157,500	5,529,825
MeadWestvaco Corp.	48,700	1,538,433
		8,981,981
TOTAL PAPER & FOREST PRODUCTS		18,428,940
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Specialized REITs - 0.6%
Potlatch Corp.	43,600	1,963,744
TOTAL COMMON STOCKS (Cost $305,929,954)		348,111,036
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	1,443,088	$ 1,443,088
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	12,831,890	12,831,890
TOTAL MONEY MARKET FUNDS (Cost $14,274,978)		14,274,978
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $320,204,932)		362,386,014
NET OTHER ASSETS - (3.2)%		(11,102,781)
NET ASSETS - 100%		$ 351,283,233
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,962,757 or 1.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 508,109
Fidelity Securities Lending Cash Central Fund	77,200
Total	$ 585,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,775,457) - See accompanying schedule: Unaffiliated issuers (cost $305,929,954)	$ 348,111,036
Fidelity Central Funds (cost $14,274,978)	14,274,978
Total Investments (cost $320,204,932)		$ 362,386,014
Receivable for investments sold		4,496,235
Receivable for fund shares sold		1,501,941
Dividends receivable		695,570
Distributions receivable from Fidelity Central Funds		8,653
Prepaid expenses		320
Total assets		369,088,733

Liabilities
Payable for fund shares redeemed	$ 4,693,267
Accrued management fee	166,111
Distribution fees payable	7,742
Other affiliated payables	88,520
Other payables and accrued expenses	17,970
Collateral on securities loaned, at value	12,831,890
Total liabilities		17,805,500

Net Assets		$ 351,283,233
Net Assets consist of:
Paid in capital		$ 299,702,106
Undistributed net investment income		1,778,305
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,621,366
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,181,456
Net Assets		$ 351,283,233

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,948,654 ÷ 107,693 shares)	$ 55.24

Maximum offering price per share (100/94.25 of $55.24)	$ 58.61
Class T: Net Asset Value and redemption price per share ($4,198,276 ÷ 76,309 shares)	$ 55.02

Maximum offering price per share (100/96.50 of $55.02)	$ 57.02
Class B: Net Asset Value and offering price per share ($2,637,871 ÷ 48,120 shares)A	$ 54.82

Class C: Net Asset Value and offering price per share ($4,018,448 ÷ 73,326 shares)A	$ 54.80

Materials: Net Asset Value, offering price and redemption price per share ($331,036,317 ÷ 5,996,754 shares)	$ 55.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,443,667 ÷ 62,352 shares)	$ 55.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,726,562
Interest		1,346
Income from Fidelity Central Funds		585,309
Total income		3,313,217

Expenses
Management fee	$ 928,633
Transfer agent fees	433,114
Distribution fees	31,748
Accounting and security lending fees	65,286
Custodian fees and expenses	8,390
Independent trustees' compensation	474
Registration fees	67,881
Audit	18,050
Legal	708
Interest	7,005
Miscellaneous	6,486
Total expenses before reductions	1,567,775
Expense reductions	(17,908)	1,549,867
Net investment income (loss)		1,763,350
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,111,193
Foreign currency transactions	6,604
Total net realized gain (loss)		11,117,797
Change in net unrealized appreciation (depreciation) on: Investment securities	11,702,133
Assets and liabilities in foreign currencies	87
Total change in net unrealized appreciation (depreciation)		11,702,220
Net gain (loss)		22,820,017
Net increase (decrease) in net assets resulting from operations		$ 24,583,367

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,763,350	$ 1,709,789
Net realized gain (loss)	11,117,797	18,867,189
Change in net unrealized appreciation (depreciation)	11,702,220	2,128,067
Net increase (decrease) in net assets resulting from operations	24,583,367	22,705,045
Distributions to shareholders from net investment income	(261,829)	(1,721,356)
Distributions to shareholders from net realized gain	(3,647,952)	(17,315,347)
Total distributions	(3,909,781)	(19,036,703)
Share transactions - net increase (decrease)	97,374,909	59,771,650
Redemption fees	35,498	236,747
Total increase (decrease) in net assets	118,083,993	63,676,739

Net Assets
Beginning of period	233,199,240	169,522,501
End of period (including undistributed net investment income of $1,778,305 and undistributed net investment income of $276,784, respectively)	$ 351,283,233	$ 233,199,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.21	.17
Net realized and unrealized gain (loss)	4.66	3.93
Total from investment operations	4.87	4.10
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.65)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 55.24	$ 51.01
Total Return B,C,D	9.63%	8.76%
Ratios to Average Net Assets F,I
Expenses before reductions	1.21% A	1.50% A
Expenses net of fee waivers, if any	1.21% A	1.40% A
Expenses net of all reductions	1.21% A	1.38% A
Net investment income (loss)	.79% A	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,949	$ 1,018
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.14	.11
Net realized and unrealized gain (loss)	4.63	3.87
Total from investment operations	4.77	3.98
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.65)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 55.02	$ 50.89
Total Return B,C,D	9.45%	8.51%
Ratios to Average Net Assets F,I
Expenses before reductions	1.47% A	1.80% A
Expenses net of fee waivers, if any	1.47%A	1.65% A
Expenses net of all reductions	1.47% A	1.62% A
Net investment income (loss)	.53% A	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,198	$ 707
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.01	.06
Net realized and unrealized gain (loss)	4.62	3.84
Total from investment operations	4.63	3.90
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.63)	-
Redemption fees added to paid in capitalE	.01	.01
Net asset value, end of period	$ 54.82	$ 50.81
Total Return B,C,D	9.19%	8.34%
Ratios to Average Net Assets F,I
Expenses before reductions	1.97% A	2.26% A
Expenses net of fee waivers, if any	1.97% A	2.15% A
Expenses net of all reductions	1.97% A	2.12% A
Net investment income (loss)	.03% A	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,638	$ 662
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.01	.09
Net realized and unrealized gain (loss)	4.61	3.81
Total from investment operations	4.62	3.90
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.64)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 54.80	$ 50.81
Total Return B,C,D	9.17%	8.34%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	2.31% A
Expenses net of fee waivers, if any	1.95% A	2.15% A
Expenses net of all reductions	1.95% A	2.13% A
Net investment income (loss)	.04% A	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,018	$ 547
Portfolio turnover rate G	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 J	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 50.92	$ 46.35	$ 40.78	$ 35.99	$ 23.83	$ 25.89
Income from Investment Operations
Net investment income (loss) E	.29	.42	.32	.15	.13 H	.04 H
Net realized and unrealized gain (loss)	4.63	9.36	6.40	5.47	12.07	(1.69)
Total from investment operations	4.92	9.78	6.72	5.62	12.20	(1.65)
Distributions from net investment income	(.04)	(.48)	(.25)	(.12)	(.12)	(.46)
Distributions from net realized gain	(.61)	(4.79)	(.93)	(.74)	-	-
Total distributions	(.65)	(5.27)	(1.18)	(.86)	(.12)	(.46)
Redemption fees added to paid in capital E	.01	.06	.03	.03	.08	.05
Net asset value, end of period	$ 55.20	$ 50.92	$ 46.35	$ 40.78	$ 35.99	$ 23.83
Total ReturnB,C,D	9.75%	22.29%	17.01%	16.09%	51.73%	(6.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	.92% A	1.01%	1.05%	1.06%	1.31%	1.57%
Expenses net of fee waivers, if any	.91% A	.98%	1.05%	1.06%	1.31%	1.57%
Expenses net of all reductions	.91% A	.96%	1.01%	1.02%	1.17%	1.42%
Net investment income (loss)	1.08% A	.87%	.78%	.42%	.43%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,036	$ 230,147	$ 169,523	$ 144,442	$ 135,131	$ 41,275
Portfolio turnover rate G	68% A	185%	124%	89%	175%	226%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.07 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	.30	.08
Net realized and unrealized gain (loss)	4.63	3.92
Total from investment operations	4.93	4.00
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.61)	-
Total distributions	(.62)	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$ 55.23	$ 50.91
Total Return B,C	9.76%	8.55%
Ratios to Average Net Assets E,H
Expenses before reductions	.86% A	1.06% A
Expenses net of fee waivers, if any	.86% A	1.06% A
Expenses net of all reductions	.86% A	1.04% A
Net investment income (loss)	1.13% A	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,444	$ 119
Portfolio turnover rate F	68% A	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Materials, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 50,782,782
Unrealized depreciation	(9,240,528)
Net unrealized appreciation (depreciation)	$ 41,542,254
Cost for federal income tax purposes	$ 320,843,760

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $210,313,200 and $105,124,178, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	25%	$ 4,749	$ 708
Class T	.25%	.25%	6,674	195
Class B	.75%	.25%	9,173	7,000
Class C	.75%	.25%	11,152	6,577
			$ 31,748	$ 14,480

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,693
Class T	5,075
Class B*	1,044
Class C*	1,087
$ 20,899

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Materials class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Materials class shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,652.30
Class T	4,111.31
Class B	2,833.31
Class C	3,315.30
Materials	416,230.26
Institutional Class	973.20
	$ 433,114

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $363 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,462,600	5.33%	$ 7,005

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $265 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $77,200.
Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Material's operating expenses. During the period, this reimbursement reduced the class' expenses by $15,718.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,423 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Materials	$ 727

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 1,674	$ -
Class T	1,255	-
Class B	502	-
Class C	749	-
Materials	257,615	1,721,356
Institutional Class	34	-
Total	$ 261,829	$ 1,721,356
From net realized gain
Class A	$ 24,913	$ -
Class T	19,637	-
Class B	15,304	-
Class C	14,750	-
Materials	3,571,460	17,315,347
Institutional Class	1,888	-
Total	$ 3,647,952	$ 17,315,347

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Class A
Shares sold	120,815	19,960	$ 6,546,884	$ 1,010,235
Reinvestment of distributions	482	-	25,450	-
Shares redeemed	(33,564)	-	(1,848,217)	-
Net increase (decrease)	87,733	19,960	$ 4,724,117	$ 1,010,235
Class T
Shares sold	73,457	13,890	$ 3,970,278	$ 703,837
Reinvestment of distributions	322	-	16,962	-
Shares redeemed	(11,360)	-	(610,930)	-
Net increase (decrease)	62,419	13,890	$ 3,376,310	$ 703,837
Class B
Shares sold	42,260	13,022	$ 2,272,189	$ 643,438
Reinvestment of distributions	297	-	15,581	-
Shares redeemed	(7,459)	-	(403,826)	-
Net increase (decrease)	35,098	13,022	$ 1,883,944	$ 643,438
Class C
Shares sold	75,398	10,758	$ 4,094,387	$ 546,127
Reinvestment of distributions	267	-	14,031	-
Shares redeemed	(13,097)	-	(706,292)	-
Net increase (decrease)	62,568	10,758	$ 3,402,126	$ 546,127
Materials
Shares sold	4,521,581	6,290,426	$ 243,944,447	$ 311,961,345
Reinvestment of distributions	69,216	378,787	3,645,604	18,026,752
Shares redeemed	(3,113,431)	(5,806,915)	(167,128,074)	(273,224,056)
Net increase (decrease)	1,477,366	862,298	$ 80,461,977	$ 56,764,041
Institutional Class
Shares sold	62,169	4,445	$ 3,646,306	$ 210,000
Reinvestment of distributions	36	-	1,922	-
Shares redeemed	(2,186)	(2,112)	(121,793)	(106,028)
Net increase (decrease)	60,019	2,333	$ 3,526,435	$ 103,972

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Select Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Class A
Actual	$ 1,000.00	$ 1,109.50	$ 6.20
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,108.10	$ 7.63
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.30
Class B
Actual	$ 1,000.00	$ 1,105.50	$ 10.27
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 1,105.20	$ 10.21
HypotheticalA	$ 1,000.00	$ 1,015.43	$ 9.78
Telecommunications
Actual	$ 1,000.00	$ 1,110.90	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.61	$ 4.57
Institutional Class
Actual	$ 1,000.00	$ 1,111.30	$ 4.51
HypotheticalA	$ 1,000.00	$ 1,020.86	$ 4.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.17%
Class T	1.44%
Class B	1.94%
Class C	1.93%
Telecommunications	.90%
Institutional Class	.85%

Semiannual Report

Select Telecommunications Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	24.2	17.5
Qwest Communications International, Inc.	10.0	9.8
Verizon Communications, Inc.	7.2	14.6
Synchronoss Technologies, Inc.	6.8	0.0
Level 3 Communications, Inc.	4.9	4.5
Time Warner Telecom, Inc. Class A (sub. vtg.)	4.6	4.5
SBA Communications Corp. Class A	3.9	4.5
Crown Castle International Corp.	3.8	4.3
SAVVIS, Inc.	3.5	0.0
Sprint Nextel Corp.	3.4	0.0
	72.3
Top Industries (% of fund's net assets)
As of August 31, 2007
Diversified Telecommunication Services	60.8%
Wireless Telecommunication Services	21.2%
Software	10.7%
Internet Software & Services	4.0%
Communications Equipment	2.1%
All Others*	1.2%

As of February 28, 2007
Diversified Telecommunication Services	65.1%
Wireless Telecommunication Services	30.7%
Diversified Financial Services	1.4%
Electronic Equipment & Instruments	0.0%
All Others*	2.8%

* Includes short-term investments and net other assets.

Semiannual Report

Select Telecommunications Portfolio

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.1%
Communications Equipment - 2.1%
Juniper Networks, Inc. (a)	74,300	$ 2,445,956
Sonus Networks, Inc. (a)	56,800	328,304
Starent Networks Corp.	539,171	11,198,582
		13,972,842
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc.	500	5,025
Network Appliance, Inc. (a)	700	19,502
Synaptics, Inc. (a)	300	12,990
		37,517
DIVERSIFIED TELECOMMUNICATION SERVICES - 60.8%
Alternative Carriers - 13.2%
Cable & Wireless PLC	2,671,300	9,217,289
Cogent Communications Group, Inc. (a)	472,208	11,791,034
Global Crossing Ltd. (a)	199,200	3,792,768
Iliad Group SA	200	19,675
Level 3 Communications, Inc. (a)(d)	6,192,364	32,386,064
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	1,402,500	30,784,875
		87,991,705
Integrated Telecommunication Services - 47.6%
AT&T, Inc. (d)	4,028,502	160,616,374
BT Group PLC	4,900	31,242
Cbeyond, Inc. (a)	83,762	3,254,991
Cincinnati Bell, Inc. (a)	176,000	858,880
FairPoint Communications, Inc.	178,600	2,987,978
NeuStar, Inc. Class A (a)	105,000	3,320,100
NTELOS Holdings Corp.	560,768	15,017,367
Qwest Communications International, Inc. (a)(d)	7,405,144	66,276,039
Telefonica SA	90,800	2,260,315
Telefonica SA sponsored ADR	124,700	9,312,596
Telenor ASA	96,400	1,788,220
Telenor ASA sponsored ADR	26,900	1,496,985
Verizon Communications, Inc.	1,146,524	48,016,425
Windstream Corp.	60,008	856,914
		316,094,426
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		404,086,131
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Trimble Navigation Ltd. (a)	8,940	315,671

	Shares	Value
INTERNET SOFTWARE & SERVICES - 4.0%
Internet Software & Services - 4.0%
Google, Inc. Class A (sub. vtg.) (a)	6,700	$ 3,452,175
SAVVIS, Inc. (a)	583,900	23,198,347
		26,650,522
MEDIA - 0.6%
Broadcasting & Cable TV - 0.6%
Comcast Corp. Class A	61,500	1,604,535
Liberty Global, Inc. Class A (a)	400	16,392
Time Warner Cable, Inc.	52,200	1,915,740
Virgin Media, Inc.	29,600	704,480
		4,241,147
SOFTWARE - 10.7%
Application Software - 8.2%
Smith Micro Software, Inc. (a)(d)	560,000	9,234,400
Synchronoss Technologies, Inc. (a)(d)	1,306,763	45,396,947
		54,631,347
Home Entertainment Software - 2.5%
Gameloft (a)	1,665,586	14,635,767
Glu Mobile, Inc. (d)	184,711	1,540,490
		16,176,257
TOTAL SOFTWARE		70,807,604
WIRELESS TELECOMMUNICATION SERVICES - 21.2%
Wireless Telecommunication Services - 21.2%
ALLTEL Corp.	11,300	771,338
America Movil SAB de CV Series L sponsored ADR	153,200	9,262,472
American Tower Corp. Class A (a)	518,400	20,539,008
Bharti Airtel Ltd. (a)	606,894	13,166,081
Centennial Communications Corp. Class A (a)	141,400	1,329,160
Clearwire Corp. (d)	24,600	526,440
Crown Castle International Corp. (a)	679,600	24,982,096
Dobson Communications Corp. Class A (a)	24,300	306,909
InPhonic, Inc. (a)(d)	76,500	255,510
Leap Wireless International, Inc. (a)(d)	83,114	6,025,765
MetroPCS Communications, Inc. (d)	56,300	1,536,427
Orascom Telecom Holding SAE unit	40,500	2,336,850
Rural Cellular Corp. Class A (a)	22,500	966,600
SBA Communications Corp. Class A (a)	794,600	25,880,122
Sprint Nextel Corp.	1,189,900	22,512,908
Vodafone Group PLC sponsored ADR	329,300	10,669,320
		141,067,006
TOTAL COMMON STOCKS (Cost $553,248,103)		661,178,440
Money Market Funds - 20.7%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b)	4,920,357	$ 4,920,357
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	132,818,786	132,818,786
TOTAL MONEY MARKET FUNDS (Cost $137,739,143)		137,739,143
TOTAL INVESTMENT PORTFOLIO - 120.2% (Cost $690,987,246)		798,917,583
NET OTHER ASSETS - (20.2)%		(134,474,326)
NET ASSETS - 100%		$ 664,443,257
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 139,564
Fidelity Securities Lending Cash Central Fund	134,737
Total	$ 274,301
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
United Kingdom	3.0%
France	2.2%
India	2.0%
Spain	1.7%
Mexico	1.4%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information

At February 28, 2007, the fund had a capital loss carryforward of approximately $495,069,450 of which $321,438,292, $161,866,685 and $11,764,473 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommuniations Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $130,817,835) - See accompanying schedule: Unaffiliated issuers (cost $553,248,103)	$ 661,178,440
Fidelity Central Funds (cost $137,739,143)	137,739,143
Total Investments (cost $690,987,246)		$ 798,917,583
Receivable for fund shares sold		679,539
Dividends receivable		4,666
Distributions receivable from Fidelity Central Funds		40,161
Prepaid expenses		528
Other receivables		23,486
Total assets		799,665,963

Liabilities
Payable for fund shares redeemed	$ 1,464,244
Accrued management fee	307,890
Distribution fees payable	3,131
Other affiliated payables	170,275
Other payables and accrued expenses	458,380
Collateral on securities loaned, at value	132,818,786
Total liabilities		135,222,706

Net Assets		$ 664,443,257
Net Assets consist of:
Paid in capital		$ 1,005,377,964
Undistributed net investment income		2,275,044
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(450,704,770)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,495,019
Net Assets		$ 664,443,257

Statement of Assets and Liabilities - continued

August 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,004,127 ÷ 71,079.0 shares)	$ 56.33

Maximum offering price per share (100/94.25 of $56.33)	$ 59.77
Class T: Net Asset Value and redemption price per share ($2,050,797 ÷ 36,467.6 shares)	$ 56.24

Maximum offering price per share (100/96.50 of $56.24)	$ 58.28
Class B: Net Asset Value and offering price per share ($1,042,725 ÷ 18,592.0 shares)A	$ 56.08

Class C: Net Asset Value and offering price per share ($1,151,720 ÷ 20,539.4 shares)A	$ 56.07

Telecommunications: Net Asset Value, offering price and redemption price per share ($655,948,915 ÷ 11,623,222.6 shares)	$ 56.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($244,973 ÷ 4,337.7 shares)	$ 56.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2007 (Unaudited)

Investment Income
Dividends		$ 4,983,444
Interest		11
Income from Fidelity Central Funds		274,301
Total income		5,257,756

Expenses
Management fee	$ 1,842,883
Transfer agent fees	895,833
Distribution fees	12,322
Accounting and security lending fees	128,619
Custodian fees and expenses	19,495
Independent trustees' compensation	1,178
Registration fees	63,142
Audit	23,362
Legal	1,697
Interest	7,218
Miscellaneous	6,938
Total expenses before reductions	3,002,687
Expense reductions	(40,415)	2,962,272
Net investment income (loss)		2,295,484
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,774)	47,430,840
Foreign currency transactions	(16,248)
Total net realized gain (loss)		47,414,592
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $226,934)	15,253,355
Assets and liabilities in foreign currencies	257
Total change in net unrealized appreciation (depreciation)		15,253,612
Net gain (loss)		62,668,204
Net increase (decrease) in net assets resulting from operations		$ 64,963,688

Statement of Changes in Net Assets

	Six months ended August 31, 2007 (Unaudited)	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,295,484	$ 6,535,260
Net realized gain (loss)	47,414,592	31,878,042
Change in net unrealized appreciation (depreciation)	15,253,612	54,610,776
Net increase (decrease) in net assets resulting from operations	64,963,688	93,024,078
Distributions to shareholders from net investment income	(1,405,720)	(5,987,382)
Share transactions - net increase (decrease)	(25,523,127)	136,866,943
Redemption fees	26,600	144,270
Total increase (decrease) in net assets	38,061,441	224,047,909

Net Assets
Beginning of period	626,381,816	402,333,907
End of period (including undistributed net investment income of $2,275,044 and undistributed net investment income of $1,385,280, respectively)	$ 664,443,257	$ 626,381,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.12	- J
Net realized and unrealized gain (loss)	5.44	3.15
Total from investment operations	5.56	3.15
Distributions from net investment income	(.12)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.33	$ 50.89
Total Return B, C, D	10.95%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.17% A	1.23% A
Expenses net of fee waivers, if any	1.17% A	1.23% A
Expenses net of all reductions	1.17% A	1.22% A
Net investment income (loss)	.43% A	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,004	$ 658
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss)E	.04	(.02)
Net realized and unrealized gain (loss)	5.45	3.14
Total from investment operations	5.49	3.12
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.24	$ 50.86
Total Return B, C, D	10.81%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.54% A
Expenses net of fee waivers, if any	1.44% A	1.54% A
Expenses net of all reductions	1.43% A	1.53% A
Net investment income (loss)	.16% A	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,051	$ 560
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05)
Net realized and unrealized gain (loss)	5.44	3.11
Total from investment operations	5.35	3.06
Distributions from net investment income	(.07)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.08	$ 50.80
Total Return B, C, D	10.55%	6.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	2.05% A
Expenses net of fee waivers, if any	1.94% A	2.05% A
Expenses net of all reductions	1.93% A	2.05% A
Net investment income (loss)	(.34)% A	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,043	$ 291
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss)E	(.09)	(.07)
Net realized and unrealized gain (loss)	5.43	3.14
Total from investment operations	5.34	3.07
Distributions from net investment income	(.08)	-
Redemption fees added to paid in capital E	- J	- J
Net asset value, end of period	$ 56.07	$ 50.81
Total Return B, C, D	10.52%	6.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	2.07% A
Expenses net of fee waivers, if any	1.93% A	2.07% A
Expenses net of all reductions	1.93% A	2.06% A
Net investment income (loss)	(.33)% A	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,152	$ 332
Portfolio turnover rate G	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to Februaury 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007	2006	2005	2004 K	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 41.97	$ 34.83	$ 35.79	$ 23.62	$ 30.55
Income from Investment Operations
Net investment income (loss)E	.19	.61 H	.36	.49 I	.08	.03
Net realized and unrealized gain (loss)	5.45	8.85	7.11	(.96)	12.13	(6.95)
Total from investment operations	5.64	9.46	7.47	(.47)	12.21	(6.92)
Distributions from net investment income	(.12)	(.53)	(.33)	(.49)	(.05)	(.03)
Redemption fees added to paid in capital E	- L	.01	- L	- L	.01	.02
Net asset value, end of period	$ 56.43	$ 50.91	$ 41.97	$ 34.83	$ 35.79	$ 23.62
Total Return B, C, D	11.09%	22.69%	21.54%	(1.40)%	51.78%	(22.60)%
Ratios to Average Net Assets F, J
Expenses before reductions	.91% A	.99%	1.05%	1.09%	1.40%	1.56%
Expenses net of fee waivers, if any	.90% A	.97%	1.05%	1.09%	1.40%	1.56%
Expenses net of all reductions	.89% A	.97%	.96%	1.02%	1.34%	1.34%
Net investment income (loss)	.70% A	1.34% H	.96%	1.44% I	.27%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 655,949	$ 624,427	$ 402,334	$ 333,642	$ 439,350	$ 312,839
Portfolio turnover rate G	97% A	162%	148%	56%	98%	163%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. I Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2007	Years ended February 28,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss)D	.21	.16
Net realized and unrealized gain (loss)	5.45	3.01
Total from investment operations	5.66	3.17
Distributions from net investment income	(.09)	-
Redemption fees added to paid in capitalD	- I	- I
Net asset value, end of period	$ 56.48	$ 50.91
Total Return B, C	11.13%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.98% A
Expenses net of fee waivers, if any	.85% A	.98% A
Expenses net of all reductions	.84% A	.97% A
Net investment income (loss)	.75% A	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 245	$ 114
Portfolio turnover rate F	97% A	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2007 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 123,386,274
Unrealized depreciation	(19,397,940)
Net unrealized appreciation (depreciation)	$ 103,988,334
Cost for federal income tax purposes	$ 694,929,249

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $315,510,649 and $326,131,510, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,527	$ 454
Class T	.25%	.25%	3,132	238
Class B	.75%	.25%	3,167	2,509
Class C	.75%	.25%	3,496	1,910
			$ 12,322	$ 5,111

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,504
Class T	945
Class B*	336
Class C*	-
$ 5,785

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Telecommunications. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Telecommunications shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,955.29
Class T	1,931.31
Class B	978.31
Class C	1,062.30
Telecommunications	888,737.27
Institutional Class	170.21
	$ 895,833

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,011 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,061,250	5.36%	$ 7,218

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $648 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $134,737.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Telecommunications' operating expenses. During the period, this reimbursement reduced the class' expenses by $15,622.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,667 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Telecommunications	$ 4,007

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2007	Year ended February 28, 2007
From net investment income
Class A	$ 2,897	$ -
Class T	1,861	-
Class B	547	-
Class C	791	-
Telecommunications	1,399,426	5,987,382
Institutional Class	198	-
Total	$ 1,405,720	$ 5,987,382

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Class A
Shares sold	61,376	12,932	$ 3,410,050	$ 655,617
Reinvestment of distributions	50	-	2,604	-
Shares redeemed	(3,279)	-	(185,819)	-
Net increase (decrease)	58,147	12,932	$ 3,226,835	$ 655,617
Class T
Shares sold	29,880	11,066	$ 1,636,905	$ 555,092
Reinvestment of distributions	35	-	1,856	-
Shares redeemed	(4,453)	(60)	(246,113)	(3,110)
Net increase (decrease)	25,462	11,006	$ 1,392,648	$ 551,982
Class B
Shares sold	14,498	5,729	$ 805,420	$ 285,388
Reinvestment of distributions	10	-	547	-
Shares redeemed	(1,645)	-	(89,768)	-
Net increase (decrease)	12,863	5,729	$ 716,199	$ 285,388
Class C
Shares sold	15,943	6,538	$ 869,161	$ 326,374
Reinvestment of distributions	15	-	791	-
Shares redeemed	(1,957)	-	(103,113)	-
Net increase (decrease)	14,001	6,538	$ 766,839	$ 326,374

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2007	Year ended February 28, 2007A	Six months ended August 31, 2007	Year ended February 28, 2007A
Telecommunications
Shares sold	2,927,323	12,699,449	$ 160,909,802	$ 581,140,315
Reinvestment of distributions	25,504	124,102	1,342,027	5,727,266
Shares redeemed	(3,595,545)	(10,144,422)	(193,995,536)	(451,923,224)
Net increase (decrease)	(642,718)	2,679,129	$ (31,743,707)	$ 134,944,357
Institutional Class
Shares sold	2,746	3,391	$ 153,280	$ 162,500
Reinvestment of distributions	4	-	198	-
Shares redeemed	(653)	(1,150)	(35,419)	(59,275)
Net increase (decrease)	2,097	2,241	$ 118,059	$ 103,225

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period December 12, 2006 (commencement of sale of shares) to February 28, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Consumer Staples
Select Gold
Select Materials
Select Telecommunications

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for retail class, as well as each fund's relative investment performance for retail class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. The Board also noted that in 2006 FMR implemented changes to the sector fund product line, which included changes to the funds' indices. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of retail class of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). (The Advisor classes of each fund had less than one year of performance as of December 31, 2006.)

Consumer Staples Portfolio

The Board stated that the relative investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Gold Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of the retail class of the fund compared favorably to its benchmark. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Materials Portfolio

The Board stated that the relative investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Telecommunications Portfolio

The Board stated that the relative investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Staples Portfolio

Gold Portfolio

Semiannual Report

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

ASGMTI-USAN-1007
1.855656.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios' Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007